UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of July 31, 2011

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2011.

Highbridge Dynamic Commodities Strategy Fund

Consolidated Schedule of Portfolio Investments

AS OF JULY 31, 2011 (Unaudited)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — 0.3%
1,000	Bank of Nova Scotia, (Canada), 0.430%, 09/06/11	1,000
1,000	Caisse des Depots et Consignations, 0.580%, 09/02/11	1,001
	HSBC Bank plc,
1,000	0.510%, 08/23/11	1,001
1,000	0.590%, 08/16/11	1,000
	Rabobank Nederland N.V., (Netherlands),
2,000	0.266%, 10/21/11 (m)	2,000
1,000	0.274%, 08/30/11 (m)	1,000
750	0.500%, 08/17/11 (m)	750
1,000	Rabobank USA Finance Corp., (Netherlands), 0.460%, 09/06/11 (m)	1,000

	Total Certificates of Deposit (Cost $8,750)	8,752

Repurchase Agreement — 2.4%
66,175	UBS Warburg LLC, 0.160%, dated 07/29/11, due 08/01/11, repurchase price $66,176, collateralized by U.S. Treasury Securities with a value of $67,499 (Cost $66,175)	66,175

U.S. Government Agency Securities — 67.2%
6,878	Federal Farm Credit Bank, DN, 0.200%, 12/27/11 (n)	6,874
	Federal Home Loan Bank,
83,000	0.090%, 11/10/11	82,977
17,216	DN, 0.040%, 08/05/11 (n)	17,216
150,000	DN, 0.040%, 09/09/11 (m) (n)	149,997
11,800	DN, 0.040%, 09/16/11 (m) (n)	11,799
57,000	DN, 0.045%, 08/24/11 (n)	56,999
20,000	DN, 0.050%, 08/10/11 (n)	20,000
2,335	DN, 0.050%, 08/15/11 (n)	2,335
13,300	DN, 0.050%, 10/05/11 (m) (n)	13,297
55,609	DN, 0.053%, 09/02/11 (m) (n)	55,608
14,700	DN, 0.055%, 09/30/11 (m) (n)	14,697
59,250	DN, 0.061%, 08/12/11 (n)	59,249
37,000	DN, 0.066%, 09/21/11 (m) (n)	36,999
50,000	DN, 0.080%, 08/19/11 (n)	49,999
75,000	DN, 0.120%, 08/03/11 (n)	74,999
24,320	DN, 0.125%, 11/25/11 (m) (n)	24,310
97,000	DN, 0.130%, 10/21/11 (m) (n)	96,974
	Federal Home Loan Mortgage Corp.,
10,000	DN, 0.030%, 09/20/11 (m) (n)	10,000
25,000	DN, 0.030%, 10/06/11 (m) (n)	24,994
11,600	DN, 0.040%, 08/01/11 (m) (n)	11,600
9,541	DN, 0.042%, 09/01/11 (m) (n)	9,541
13,792	DN, 0.050%, 08/17/11 (m) (n)	13,792
84,773	DN, 0.075%, 09/19/11 (m) (n)	84,769
18,700	DN, 0.080%, 09/26/11 (m) (n)	18,697
35,000	DN, 0.080%, 09/27/11 (m) (n)	34,995
23,288	DN, 0.100%, 12/12/11 (m) (n)	23,276
35,000	DN, 0.110%, 11/08/11 (m) (n)	34,987
32,000	DN, 0.114%, 11/14/11 (m) (n)	31,988
55,000	DN, 0.126%, 09/12/11 (m) (n)	54,999
13,000	DN, 0.160%, 08/29/11 (m) (n)	13,000
37,500	DN, 0.170%, 08/22/11 (m) (n)	37,499
2,564	DN, 0.180%, 10/31/11 (m) (n)	2,563
6,394	DN, 0.190%, 08/16/11 (m) (n)	6,394
5,000	DN, 0.190%, 11/30/11 (m) (n)	4,998
25,000	DN, 0.200%, 10/19/11 (m) (n)	24,993
13,200	DN, 0.200%, 11/09/11 (m) (n)	13,195
5,000	DN, 0.200%, 07/06/12 (m) (n)	4,990
10,000	DN, 0.250%, 10/18/11 (m) (n)	9,997
	Federal National Mortgage Association,
63,280	DN, 0.040%, 08/03/11 (m) (n)	63,280
2,000	DN, 0.070%, 09/26/11 (m) (n)	2,000
154,549	DN, 0.085%, 10/19/11 (m) (n)	154,508
62,300	DN, 0.100%, 12/14/11 (m) (n)	62,267
5,818	DN, 0.105%, 10/12/11 (m) (n)	5,817
23,500	DN, 0.115%, 11/16/11 (m) (n)	23,491
90,000	DN, 0.120%, 01/17/12 (m) (n)	89,932
50,000	DN, 0.128%, 12/28/11 (m) (n)	49,971
70,000	DN, 0.150%, 10/20/11 (m) (n)	69,981
14,396	DN, 0.160%, 09/21/11 (m) (n)	14,396
34,000	DN, 0.170%, 09/14/11 (m) (n)	33,999
1,180	DN, 0.260%, 08/08/11 (m) (n)	1,180

	Total U.S. Government Agency Securities (Cost $1,816,443)	1,816,418

U.S. Treasury Obligations — 1.9%
25,000	U.S. Treasury Bill, 0.166%, 09/29/11 (m) (n)	24,997
	U.S. Treasury Notes,
4,000	0.875%, 02/29/12 (m)	4,015
2,000	1.000%, 10/31/11 (m)	2,004
20,000	1.375%, 05/15/12 (m)	20,174

	Total U.S. Treasury Obligations (Cost $51,194)	51,190

SHARES
Investment Companies — 26.5%
652,306	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% † (b) (l)	652,306
63,556	JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class Shares, 0.000% † (b) (l)	63,556

	Total Investment Companies (Cost $715,862)	715,862

Highbridge Dynamic Commodities Strategy Fund

Consolidated Schedule of Portfolio Investments

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Total Investments — 98.3% (Cost $2,658,424)	$2,658,397
	Other Assets in Excess of Liabilities — 1.7%	46,048

	NET ASSETS — 100.0%	$2,704,445

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
11,445	Australian Dollar	09/19/11	$1,251,053	$38,446
	Short Futures Outstanding
(1,423)	Lean Hogs*	10/14/11	(52,594)	24

				$38,470

Return Swaps on Commodities
SWAP COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	VALUE
Newedge USA, LLC
	Long Positions
	CBOT Corn December 2011 Futures	12/14/11	$58,917	$(1,191)
	CBOT Soybean Meal December 2011 Futures	12/14/11	87,583	(663)
	CBOT Soybean Oil December 2011 Futures	12/14/11	62,502	(1,202)
	CBOT Soybean November 2011 Futures	11/14/11	124,188	344
	NYBOT-ICE Sugar #11 (World) October 2011 Futures	09/30/11	233,677	16,226
	NYBOT-ICE Cocoa September 2011 Futures	09/15/11	20,907	25
	Short Positions
	CME Live Cattle October 2011 Futures	10/31/11	(62,370)	(1,004)
	NYBOT-ICE Coffee ‘C’ September 2011 Futures	09/20/11	(1,347)	(5)
	CBOT Wheat September 2011 Futures	09/14/11	(59,415)	103
	NYMEX Natural Gas September 2011 Futures	08/29/11	(104,371)	8,433
	NYMEX WTI Crude Oil September 2011 Futures	08/22/11	(129,386)	697

				$21,763

Prudential
	Long Positions
	COMEX Gold 100 oz. December 2011 Futures	12/28/11	$799,451	$7,891
	CBOT Corn December 2011 Futures	12/14/11	37,952	142
	COMEX Copper September 2011 Futures	09/28/11	10,639	(1)
	COMEX Silver September 2011 Futures	09/28/11	335,888	27,565
	LME Copper September 2011 Futures	09/19/11	148,588	289
	LME Lead September 2011 Futures	09/19/11	27,992	(948)
	LME Nickel September 2011 Futures	09/19/11	206,859	7,875
	LME Primary Aluminum September 2011 Futures	09/19/11	217,155	6,115
	NYBOT-ICE Cocoa September 2011 Futures	09/15/11	56,268	(3,790)
	NYMEX Gasoline RBOB September 2011 Futures	08/31/11	66,271	(580)
	NYMEX Heating Oil September 2011 Futures	08/31/11	169,097	(941)
	Short Positions
	NYBOT-ICE Cotton No.2 December 2011 Futures	12/07/11	(72,409)	(1,865)
	LME Zinc September 2011 Futures	09/19/11	(62,572)	(3,801)
	CBOT Wheat September 2011 Futures	09/14/11	(21,587)	(113)
	NYMEX WTI Crude Oil September 2011 Futures	08/22/11	(38,280)	(40)

				$37,798

Total				$59,561

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS :

CBOT	—	Chicago Board of Trade
CME	—	Chicago Mercantile Exchange
COMEX	—	Commodity Exchange, Inc.
DN	—	Discount Notes
LME	—	London Metal Exchange
NYBOT-ICE	—	New York Board of Trade - International Exchange
NYMEX	—	New York Mercantile Exchange
RBOB	—	Reformulated gasoline blendstock for oxygen blending
WTI	—	West Texas Intermediate

*	These contracts provide for cash settlement based on the price of the underlying commodity.
†	Approximately $218,031,000 of the investments are restricted and pledged as collateral for swaps to various brokers.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of July 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.

Highbridge Dynamic Commodities Strategy Fund

Consolidated Schedule of Portfolio Investments

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62
Aggregate gross unrealized depreciation	(89)

Net unrealized appreciation/depreciation	$(27)

Federal income tax cost of investments	$2,658,424

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Consolidated Schedule of Portfolio Investments (“CSOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$715,862	$1,942,535	$—	$2,658,397
Appreciation in Other Financial Instruments
Futures Contracts	$38,470	$—	$—	$38,470
Return Swaps	—	75,705	—	75,705

Total Appreciation in Other Financial Instruments	$38,470	$75,705	$—	$114,175

Depreciation in Other Financial Instruments
Return Swaps	$—	$(16,144)	$—	$(16,144)

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the CSOI. Level 1 consists of two affiliated money market mutual funds, which are held for daily investments of cash and as an investment of cash collateral for swaps. Please refer to the CSOI for industry specifics of the portfolio holdings.

Basis for Consolidation for the Fund

HCM Commodities Strategy Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 18, 2009 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. The Fund is the sole shareholder of the Subsidiary, and it is currently expected that shares of the Subsidiary will not be sold or offered to other investors. As of July 31, 2011, net assets of the Fund were approximately $2,704,445,000 of which approximately $603,344,000 or approximately 22%, represented the Fund’s ownership of the shares of the Subsidiary. The Consolidated Schedule of Investments includes positions of the Fund and the Subsidiary.

Futures Contracts

The Fund uses commodity and foreign exchange futures contracts to obtain long and short exposure to the underlying commodities markets.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the future’s contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges (i.e. NYMEX), boards of trade or other platforms (e.g. Clearport). The exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. For trades executed on other platforms, these futures contracts must be offset on the same platform in which they were executed; therefore liquidity risk exists to the extent there is a lack of a liquid market for these contracts allowing the funds to close out its position. Under some circumstances futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

Return Swaps on Commodities

The Fund uses return swaps on commodities futures to obtain long and short exposure to commodities markets.

The value of a swap agreement is recorded at the beginning of the measurement period. Swap values are based on the values underlying futures contracts, using the last sale or closing price of the principal exchange on which the contract is traded.

Upon entering into a swap, the Fund is required to post an initial collateral amount (referred to as “Independent Amount”), as defined in the swap agreement. Independent Amounts are posted to segregated accounts at the Fund’s custodian. The Fund is required to post additional collateral to the segregated accounts, for the benefit of counterparties, as applicable, for mark to market losses on swaps. Balances in segregated accounts are invested in affiliated money market funds. Collateral invested in affiliated money market funds as of July 31, 2011 was approximately $218,031,000.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms. Investing in certain derivatives, including return swaps, also results in a form of leverage and, as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund’s activities in return swaps are concentrated with two counterparties. Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — 101.5% (j)
Common Stocks — 92.5%
Consumer Discretionary — 15.6%
		Auto Components — 0.7%
109		Cooper Tire & Rubber Co.	1,836
37		Exide Technologies (a)	262
10		Federal-Mogul Corp. (a)	187
124		TRW Automotive Holdings Corp. (a)	6,260

			8,545

		Automobiles — 0.3%
75		Ford Motor Co. (a)	914
63		Harley-Davidson, Inc.	2,713

			3,627

		Distributors — 0.6%
141		Genuine Parts Co.	7,499
4		LKQ Corp. (a)	101

			7,600

		Diversified Consumer Services — 0.6%
14		Apollo Group, Inc., Class A (a)	731
265		H&R Block, Inc.	3,963
20		ITT Educational Services, Inc. (a)	1,751
40		Service Corp. International	417
3		Weight Watchers International, Inc.	231

			7,093

		Hotels, Restaurants & Leisure — 3.0%
40		Ameristar Casinos, Inc.	884
149		Bob Evans Farms, Inc.	5,163
183		Brinker International, Inc.	4,407
13		Buffalo Wild Wings, Inc. (a)	845
21		CEC Entertainment, Inc.	828
15		Cheesecake Factory, Inc. (The) (a)	423
12		Chipotle Mexican Grill, Inc. (a)	3,916
34		Cracker Barrel Old Country Store, Inc.	1,525
13		International Game Technology	244
3		Interval Leisure Group, Inc. (a)	35
20		Jack in the Box, Inc. (a)	457
3		Life Time Fitness, Inc. (a)	132
237		Marriott International, Inc., Class A	7,690
21		Penn National Gaming, Inc. (a)	876
80		PF Chang’s China Bistro, Inc.	2,633
31		Pinnacle Entertainment, Inc. (a)	452
160		Scientific Games Corp., Class A (a)	1,463
7		Texas Roadhouse, Inc.	109
128		WMS Industries, Inc. (a)	3,540
55		Wyndham Worldwide Corp.	1,904

			37,526

		Household Durables — 1.2%
18		American Greetings Corp., Class A	406
146		D.R. Horton, Inc.	1,740
38		Harman International Industries, Inc.	1,580
8		Leggett & Platt, Inc.	166
7		Mohawk Industries, Inc. (a)	354
132		Newell Rubbermaid, Inc.	2,048
8		NVR, Inc. (a)	5,435
310		Pulte Group, Inc. (a)	2,126
61		Toll Brothers, Inc. (a)	1,212

			15,067

		Internet & Catalog Retail — 0.2%
57		Expedia, Inc.	1,809
–	(h)	priceline.com, Inc. (a)	244

			2,053

		Media — 2.1%
42		Arbitron, Inc.	1,637
173		Cablevision Systems Corp., Class A	4,213
32		Cinemark Holdings, Inc.	614
12		DIRECTV, Class A (a)	628
1		John Wiley & Sons, Inc., Class A	30
1		Lamar Advertising Co., Class A (a)	27
73		Liberty Global, Inc., Class A (a)	3,034
12		Liberty Global, Inc., Class C (a)	462
54		Liberty Media Corp. - Starz, Class A (a)	4,129
305		Live Nation Entertainment, Inc. (a)	3,389
40		Madison Square Garden, Inc., Class A (a)	1,056
4		Meredith Corp.	116
2		National CineMedia, Inc.	32
329		Sirius XM Radio, Inc. (a)	695
42		Time Warner Cable, Inc.	3,062
7		Washington Post Co. (The), Class B	2,776

			25,900

		Multiline Retail — 0.4%
53		Big Lots, Inc. (a)	1,860
5		Dillard’s, Inc., Class A	298
–	(h)	J.C. Penney Co., Inc.	–	(h)
11		Kohl’s Corp.	582
38		Macy’s, Inc.	1,086
20		Target Corp.	1,016

			4,842

		Specialty Retail — 4.4%
17		Aaron’s, Inc.	416
63		Advance Auto Parts, Inc.	3,457
9		Aeropostale, Inc. (a)	143
4		ANN, Inc. (a)	102
41		Ascena Retail Group, Inc. (a)	1,331
49		Best Buy Co., Inc.	1,343
1		Cato Corp. (The), Class A	41
34		Chico’s FAS, Inc.	514
95		Children’s Place Retail Stores, Inc. (The) (a)	4,597
63		Dick’s Sporting Goods, Inc. (a)	2,314
258		Foot Locker, Inc.	5,602
10		Genesco, Inc. (a)	515
15		Group 1 Automotive, Inc.	720
93		Guess?, Inc.	3,545
108		Hibbett Sports, Inc. (a)	4,223
364		Lowe’s Cos., Inc.	7,850
92		Men’s Wearhouse, Inc. (The)	3,014

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Specialty Retail — Continued
–	(h)	Office Depot, Inc. (a)	–	(h)
95		O’Reilly Automotive, Inc. (a)	5,652
9		Penske Automotive Group, Inc.	190
84		PetSmart, Inc.	3,632
211		Pier 1 Imports, Inc. (a)	2,317
20		Sally Beauty Holdings, Inc. (a)	352
46		Tractor Supply Co.	3,029

			54,899

		Textiles, Apparel & Luxury Goods — 2.1%
18		Coach, Inc.	1,132
2		Columbia Sportswear Co.	89
11		Fossil, Inc. (a)	1,395
2		Iconix Brand Group, Inc. (a)	45
98		Jones Group, Inc. (The)	1,270
183		NIKE, Inc., Class B	16,488
164		Quiksilver, Inc. (a)	862
10		Steven Madden Ltd. (a)	385
136		Wolverine World Wide, Inc.	5,151

			26,817

		Total Consumer Discretionary	193,969

Consumer Staples — 5.5%
		Beverages — 0.8%
122		Coca-Cola Enterprises, Inc.	3,426
22		Constellation Brands, Inc., Class A (a)	445
65		Dr. Pepper Snapple Group, Inc.	2,449
10		Hansen Natural Corp. (a)	771
48		PepsiCo, Inc.	3,063

			10,154

		Food & Staples Retailing — 0.5%
71		CVS Caremark Corp.	2,569
4		Pricesmart, Inc.	215
–	(h)	Safeway, Inc.	8
50		SUPERVALU, Inc.	433
62		Walgreen Co.	2,412
11		Wal-Mart Stores, Inc.	601

			6,238

		Food Products — 1.8%
109		Campbell Soup Co.	3,593
381		ConAgra Foods, Inc.	9,750
73		Darling International, Inc. (a)	1,227
322		Dean Foods Co. (a)	3,546
13		Flowers Foods, Inc.	293
66		Hershey Co. (The)	3,717
3		J&J Snack Foods Corp.	173
1		TreeHouse Foods, Inc. (a)	37

			22,336

		Household Products — 1.2%
14		Church & Dwight Co., Inc.	582
4		Colgate-Palmolive Co.	313
3		Energizer Holdings, Inc. (a)	271
99		Kimberly-Clark Corp.	6,463
116		Procter & Gamble Co. (The)	7,126

			14,755

		Personal Products — 0.1%
43		Avon Products, Inc.	1,135

		Tobacco — 1.1%
197		Philip Morris International, Inc.	14,002

		Total Consumer Staples	68,620

Energy — 6.8%
		Energy Equipment & Services — 2.3%
10		Baker Hughes, Inc.	791
129		Basic Energy Services, Inc. (a)	4,190
59		Complete Production Services, Inc. (a)	2,290
191		Exterran Holdings, Inc. (a)	3,522
171		Helix Energy Solutions Group, Inc. (a)	3,344
94		ION Geophysical Corp. (a)	948
15		National Oilwell Varco, Inc.	1,247
173		Newpark Resources, Inc. (a)	1,604
71		Parker Drilling Co. (a)	450
103		Patterson-UTI Energy, Inc.	3,338
43		Pioneer Drilling Co. (a)	704
101		RPC, Inc.	2,395
2		SEACOR Holdings, Inc.	201
7		Superior Energy Services, Inc. (a)	290
145		Tetra Technologies, Inc. (a)	1,868
29		Unit Corp. (a)	1,769

			28,951

		Oil, Gas & Consumable Fuels — 4.5%
30		Anadarko Petroleum Corp.	2,436
35		Apache Corp.	4,382
80		Arch Coal, Inc.	2,037
6		ATP Oil & Gas Corp. (a)	81
–	(h)	Berry Petroleum Co., Class A	20
67		Bill Barrett Corp. (a)	3,341
23		Carrizo Oil & Gas, Inc. (a)	890
44		Chevron Corp.	4,536
24		Clayton Williams Energy, Inc. (a)	1,563
63		Delek U.S. Holdings, Inc.	1,054
13		Devon Energy Corp.	1,054
59		EOG Resources, Inc.	6,041
167		Gran Tierra Energy, Inc., (Canada) (a)	1,163
167		Marathon Oil Corp.	5,183
28		Marathon Petroleum Corp. (a)	1,224
32		Murphy Oil Corp.	2,048
19		Newfield Exploration Co. (a)	1,270
165		Patriot Coal Corp. (a)	3,124
23		QEP Resources, Inc.	1,022
7		Southern Union Co.	317

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Oil, Gas & Consumable Fuels — Continued
3		Spectra Energy Corp.	86
83		Stone Energy Corp. (a)	2,710
18		Swift Energy Co. (a)	673
104		Tesoro Corp. (a)	2,522
209		Valero Energy Corp.	5,240
14		Whiting Petroleum Corp. (a)	804
25		Williams Cos., Inc. (The)	802

			55,623

		Total Energy	84,574

Financials — 10.3%
		Capital Markets — 1.9%
11		Affiliated Managers Group, Inc. (a)	1,148
73		Ameriprise Financial, Inc.	3,952
133		Eaton Vance Corp.	3,567
7		Evercore Partners, Inc., Class A	193
–	(h)	Federated Investors, Inc., Class B	1
–	(h)	Franklin Resources, Inc.	6
342		Janus Capital Group, Inc.	2,882
39		Jefferies Group, Inc.	738
54		Legg Mason, Inc.	1,580
45		MF Global Holdings Ltd. (a)	332
118		SEI Investments Co.	2,333
55		State Street Corp.	2,269
51		T. Rowe Price Group, Inc.	2,916
48		Waddell & Reed Financial, Inc., Class A	1,758

			23,675

		Commercial Banks — 3.4%
46		City National Corp.	2,476
2		Commerce Bancshares, Inc.	84
13		Cullen/Frost Bankers, Inc.	698
180		East West Bancorp, Inc.	3,337
383		Fifth Third Bancorp	4,844
1		First Citizens BancShares, Inc., Class A	189
19		First Financial Bancorp	301
7		First Financial Bankshares, Inc.	224
577		Huntington Bancshares, Inc.	3,490
69		M&T Bank Corp.	5,923
7		Old National Bancorp	71
2		Pacific Capital Bancorp N.A. (a)	69
11		PacWest Bancorp	210
121		PrivateBancorp, Inc.	1,427
2		Signature Bank (a)	138
46		SVB Financial Group (a)	2,837
6		Texas Capital Bancshares, Inc. (a)	156
1		Trustmark Corp.	26
1		U.S. Bancorp	34
–	(h)	UMB Financial Corp.	–	(h)
81		Umpqua Holdings Corp.	923
147		Wells Fargo & Co.	4,096
3		Westamerica Bancorp	134
31		Wintrust Financial Corp.	1,071
422		Zions Bancorp	9,237

			41,995

		Consumer Finance — 0.3%
33		Cash America International, Inc.	1,864
6		Ezcorp, Inc., Class A (a)	201
22		World Acceptance Corp. (a)	1,423

			3,488

		Diversified Financial Services — 0.3%
–	(h)	CME Group, Inc.	116
13		IntercontinentalExchange, Inc. (a)	1,554
61		NASDAQ OMX Group, Inc. (The) (a)	1,458
12		Portfolio Recovery Associates, Inc. (a)	964

			4,092

		Insurance — 3.0%
79		Aflac, Inc.	3,645
19		American Financial Group, Inc.	634
–	(h)	American National Insurance Co.	31
17		AON Corp.	825
29		Arthur J. Gallagher & Co.	807
170		Assurant, Inc.	6,066
2		Berkshire Hathaway, Inc., Class B (a)	126
73		Brown & Brown, Inc.	1,592
27		Chubb Corp.	1,665
34		Erie Indemnity Co., Class A	2,516
54		Fidelity National Financial, Inc., Class A	887
40		First American Financial Corp.	647
31		Hanover Insurance Group, Inc. (The)	1,107
14		Lincoln National Corp.	384
3		Loews Corp.	131
4		Mercury General Corp.	154
15		MetLife, Inc.	608
185		Old Republic International Corp.	1,930
23		Principal Financial Group, Inc.	632
34		Progressive Corp. (The)	666
110		Protective Life Corp.	2,348
131		Prudential Financial, Inc.	7,665
26		Reinsurance Group of America, Inc.	1,517
23		Tower Group, Inc.	533
6		Transatlantic Holdings, Inc.	322

			37,438

		Real Estate Investment Trusts (REITs) — 1.1%
2		Alexandria Real Estate Equities, Inc.	141
3		Apartment Investment &
		Management Co., Class A	77
19		Boston Properties, Inc.	2,064
1		BRE Properties, Inc.	73
4		Corporate Office Properties Trust	124

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Real Estate Investment Trusts (REITs) — Continued
1		Duke Realty Corp.	9
10		Equity Residential	648
17		Essex Property Trust, Inc.	2,378
1		Federal Realty Investment Trust	68
8		Highwoods Properties, Inc.	286
20		Macerich Co. (The)	1,068
8		Plum Creek Timber Co., Inc.	287
5		ProLogis, Inc.	166
5		Public Storage	556
8		Rayonier, Inc.	521
2		Realty Income Corp.	75
–	(h)	Regency Centers Corp.	4
19		Simon Property Group, Inc.	2,273
23		Taubman Centers, Inc.	1,356
59		UDR, Inc.	1,544

			13,718

		Real Estate Management & Development — 0.2%
34		CB Richard Ellis Group, Inc., Class A (a)	731
29		Forest City Enterprises, Inc., Class A (a)	520
17		Jones Lang LaSalle, Inc.	1,414

			2,665

		Thrifts & Mortgage Finance — 0.1%
–	(h)	Downey Financial Corp. (a) (f) (i)	–
59		MGIC Investment Corp. (a)	236
77		People’s United Financial, Inc.	980
8		TFS Financial Corp. (a)	74

			1,290

		Total Financials	128,361

Health Care — 9.9%
		Biotechnology — 2.3%
13		Acorda Therapeutics, Inc. (a)	381
5		Alexion Pharmaceuticals, Inc. (a)	257
93		Alkermes, Inc. (a)	1,599
64		Amgen, Inc. (a)	3,481
46		Amylin Pharmaceuticals, Inc. (a)	550
1		Ariad Pharmaceuticals, Inc. (a)	13
11		Biogen Idec, Inc. (a)	1,100
29		BioMarin Pharmaceutical, Inc. (a)	900
35		Celgene Corp. (a)	2,060
52		Cepheid, Inc. (a)	1,949
69		Cubist Pharmaceuticals, Inc. (a)	2,359
18		Dendreon Corp. (a)	647
13		Emergent Biosolutions, Inc. (a)	266
78		Gilead Sciences, Inc. (a)	3,319
17		Immunogen, Inc. (a)	235
1		Medivation, Inc. (a)	13
20		Momenta Pharmaceuticals, Inc. (a)	359
134		Myriad Genetics, Inc. (a)	2,840
10		NPS Pharmaceuticals, Inc. (a)	97
19		Opko Health, Inc. (a)	85
16		Pharmasset, Inc. (a)	2,000
21		Regeneron Pharmaceuticals, Inc. (a)	1,135
39		United Therapeutics Corp. (a)	2,255
6		Vertex Pharmaceuticals, Inc. (a)	297

			28,197

		Health Care Equipment & Supplies — 2.1%
26		Alere, Inc. (a)	780
17		Align Technology, Inc. (a)	372
39		ArthroCare Corp. (a)	1,275
7		Baxter International, Inc.	413
44		Boston Scientific Corp. (a)	313
21		C.R. Bard, Inc.	2,088
46		CareFusion Corp. (a)	1,213
1		CONMED Corp. (a)	16
13		Gen-Probe, Inc. (a)	768
30		Haemonetics Corp. (a)	1,960
69		Hill-Rom Holdings, Inc.	2,589
34		Hologic, Inc. (a)	641
11		IDEXX Laboratories, Inc. (a)	915
3		Immucor, Inc. (a)	90
16		Integra LifeSciences Holdings Corp. (a)	714
5		Intuitive Surgical, Inc. (a)	1,950
180		Medtronic, Inc.	6,485
16		NuVasive, Inc. (a)	467
37		ResMed, Inc. (a)	1,122
1		Sirona Dental Systems, Inc. (a)	32
1		Teleflex, Inc.	48
38		Zimmer Holdings, Inc. (a)	2,275

			26,526

		Health Care Providers & Services — 2.4%
1		Aetna, Inc.	41
42		Amedisys, Inc. (a)	1,091
23		AmerisourceBergen Corp.	889
5		AmSurg Corp. (a)	138
65		Cardinal Health, Inc.	2,835
25		Community Health Systems, Inc. (a)	639
10		DaVita, Inc. (a)	847
2		Hanger Orthopedic Group, Inc. (a)	43
111		Health Management Associates, Inc., Class A (a)	1,055
96		Health Net, Inc. (a)	2,710
56		Humana, Inc.	4,158
84		Kindred Healthcare, Inc. (a)	1,582
30		LifePoint Hospitals, Inc. (a)	1,105
41		McKesson Corp.	3,364
6		Medco Health Solutions, Inc. (a)	393
159		Molina Healthcare, Inc. (a)	3,607
4		PSS World Medical, Inc. (a)	86
93		Tenet Healthcare Corp. (a)	517
4		VCA Antech, Inc. (a)	68
68		WellCare Health Plans, Inc. (a)	2,976

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Health Care Providers & Services — Continued
35		WellPoint, Inc.	2,357

			30,501

		Health Care Technology — 0.3%
224		Allscripts Healthcare Solutions, Inc. (a)	4,058

		Life Sciences Tools & Services — 0.7%
44		Agilent Technologies, Inc. (a)	1,868
2		Bio-Rad Laboratories, Inc., Class A (a)	170
26		Covance, Inc. (a)	1,476
4		Life Technologies Corp. (a)	159
43		PerkinElmer, Inc.	1,063
128		Pharmaceutical Product
		Development, Inc.	3,685
3		Thermo Fisher Scientific, Inc. (a)	185

			8,606

		Pharmaceuticals — 2.1%
216		Abbott Laboratories	11,092
102		Endo Pharmaceuticals Holdings, Inc. (a)	3,801
21		Jazz Pharmaceuticals, Inc. (a)	840
144		Par Pharmaceutical Cos., Inc. (a)	4,655
277		Pfizer, Inc.	5,329

			25,717

		Total Health Care	123,605

Industrials — 14.4%
		Aerospace & Defense — 3.2%
97		AAR Corp.	2,843
108		Alliant Techsystems, Inc.	7,054
8		Ceradyne, Inc. (a)	251
10		Cubic Corp.	481
1		Curtiss-Wright Corp.	16
85		General Dynamics Corp.	5,816
1		GeoEye, Inc. (a)	38
81		Honeywell International, Inc.	4,305
59		ITT Corp.	3,129
6		L-3 Communications Holdings, Inc.	459
78		Lockheed Martin Corp.	5,893
16		Northrop Grumman Corp.	947
35		Orbital Sciences Corp. (a)	613
77		Raytheon Co.	3,457
168		Textron, Inc.	3,889
5		Triumph Group, Inc.	246

			39,437

		Air Freight & Logistics — 0.4%
2		Atlas Air Worldwide Holdings, Inc. (a)	110
2		Expeditors International of
		Washington, Inc.	98
48		FedEx Corp.	4,196

			4,404

		Airlines — 0.4%
250		U.S. Airways Group, Inc. (a)	1,561
218		United Continental Holdings, Inc. (a)	3,943

			5,504

		Building Products — 0.0% (g)
3		Armstrong World Industries, Inc.	123
3		Owens Corning (a)	108

			231

		Commercial Services & Supplies — 1.4%
–	(h)	ABM Industries, Inc.	7
28		Cintas Corp.	917
24		Copart, Inc. (a)	1,038
135		Herman Miller, Inc.	3,115
1		Iron Mountain, Inc.	44
7		Pitney Bowes, Inc.	161
214		Republic Services, Inc.	6,216
34		SYKES Enterprises, Inc. (a)	664
52		Tetra Tech, Inc. (a)	1,143
38		United Stationers, Inc.	1,221
71		Waste Management, Inc.	2,226

			16,752

		Construction & Engineering — 0.6%
5		Aecom Technology Corp. (a)	111
37		EMCOR Group, Inc. (a)	1,026
22		Fluor Corp.	1,368
16		KBR, Inc.	568
–	(h)	Tutor Perini Corp.	2
107		URS Corp. (a)	4,376

			7,451

		Electrical Equipment — 0.9%
57		Babcock & Wilcox Co. (The) (a)	1,418
48		Brady Corp., Class A	1,422
27		EnerSys (a)	864
53		Hubbell, Inc., Class B	3,127
30		II-VI, Inc. (a)	751
47		Regal-Beloit Corp.	2,838
10		Thomas & Betts Corp. (a)	487

			10,907

		Industrial Conglomerates — 0.3%
27		3M Co.	2,314
67		General Electric Co.	1,199
8		Raven Industries, Inc.	433

			3,946

		Machinery — 4.0%
16		AGCO Corp. (a)	780
3		Astec Industries, Inc. (a)	109
20		Briggs & Stratton Corp.	342
173		Caterpillar, Inc.	17,072

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Machinery — Continued
2		Crane Co.	113
18		Cummins, Inc.	1,852
73		Dover Corp.	4,405
2		Eaton Corp.	82
1		ESCO Technologies, Inc.	27
88		Harsco Corp.	2,418
30		Kennametal, Inc.	1,182
1		Lincoln Electric Holdings, Inc.	27
29		Meritor, Inc. (a)	393
14		Mueller Industries, Inc.	523
139		Navistar International Corp. (a)	7,144
5		Nordson Corp.	275
63		Parker Hannifin Corp.	4,987
19		Sauer-Danfoss, Inc. (a)	926
50		Stanley Black & Decker, Inc.	3,271
2		Sun Hydraulics Corp.	51
60		Timken Co.	2,601
49		Watts Water Technologies, Inc., Class A	1,647

			50,227

		Marine — 0.0% (g)
5		Kirby Corp. (a)	292

		Professional Services — 0.7%
62		Corporate Executive Board Co. (The)	2,521
51		Dun & Bradstreet Corp.	3,725
22		Equifax, Inc.	750
78		Korn/Ferry International (a)	1,677
5		Manpower, Inc.	239

			8,912

		Road & Rail — 1.6%
42		Con-way, Inc.	1,521
458		CSX Corp.	11,263
7		Hertz Global Holdings, Inc. (a)	105
–	(h)	J.B. Hunt Transport Services, Inc.	8
59		Norfolk Southern Corp.	4,466
10		Union Pacific Corp.	1,017
66		Werner Enterprises, Inc.	1,553

			19,933

		Trading Companies & Distributors — 0.9%
81		Applied Industrial Technologies, Inc.	2,586
14		MSC Industrial Direct Co., Class A	883
347		RSC Holdings, Inc. (a)	4,149
88		United Rentals, Inc. (a)	2,015
6		W.W. Grainger, Inc.	862

			10,495

		Transportation Infrastructure — 0.0% (g)
5		Macquarie Infrastructure Co. LLC	137

		Total Industrials	178,628

Information Technology — 15.2%
		Communications Equipment — 2.3%
13		Arris Group, Inc. (a)	161
435		Brocade Communications Systems, Inc. (a)	2,381
23		Cisco Systems, Inc.	362
69		DG FastChannel, Inc. (a)	1,960
52		EchoStar Corp., Class A (a)	1,740
11		Emulex Corp. (a)	91
67		F5 Networks, Inc. (a)	6,264
128		Harris Corp.	5,122
2		InterDigital, Inc.	167
230		JDS Uniphase Corp. (a)	3,028
57		Motorola Mobility Holdings, Inc. (a)	1,280
20		NETGEAR, Inc. (a)	643
101		Plantronics, Inc.	3,464
75		Polycom, Inc. (a)	2,022

			28,685

		Computers & Peripherals — 1.2%
16		Dell, Inc. (a)	266
49		Lexmark International, Inc., Class A (a)	1,656
55		NCR Corp. (a)	1,099
6		QLogic Corp. (a)	93
355		Western Digital Corp. (a)	12,222

			15,336

		Electronic Equipment, Instruments & Components — 1.1%
18		AVX Corp.	256
5		Coherent, Inc. (a)	248
5		DTS, Inc. (a)	157
19		FEI Co. (a)	613
13		Insight Enterprises, Inc. (a)	218
39		Itron, Inc. (a)	1,696
221		Jabil Circuit, Inc.	4,045
9		Littelfuse, Inc.	464
47		Molex, Inc.	1,092
17		Plexus Corp. (a)	509
4		Rofin-Sinar Technologies, Inc. (a)	129
35		Sanmina-SCI Corp. (a)	405
14		SYNNEX Corp. (a)	401
201		Vishay Intertechnology, Inc. (a)	2,765
3		Vishay Precision Group, Inc. (a)	58

			13,056

		Internet Software & Services — 0.8%
60		Akamai Technologies, Inc. (a)	1,460
107		AOL, Inc. (a)	1,840
12		Equinix, Inc. (a)	1,249
77		IAC/InterActiveCorp. (a)	3,202
13		j2 Global Communications, Inc. (a)	340
31		Monster Worldwide, Inc. (a)	369
12		Rackspace Hosting, Inc. (a)	471
2		Sohu.com, Inc., (China) (a)	188

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued Internet Software & Services — Continued
4	ValueClick, Inc. (a)	77
17	VeriSign, Inc.	522
32	Yahoo!, Inc. (a)	415

		10,133

	IT Services — 1.9%
94	Acxiom Corp. (a)	1,287
27	Alliance Data Systems Corp. (a)	2,648
95	CACI International, Inc., Class A (a)	5,600
81	Computer Sciences Corp.	2,840
1	Convergys Corp. (a)	16
1	CoreLogic, Inc. (a)	8
7	DST Systems, Inc.	335
69	Euronet Worldwide, Inc. (a)	1,183
70	Fidelity National Information Services, Inc.	2,092
2	Fiserv, Inc. (a)	96
63	iGate Corp.	950
11	Lender Processing Services, Inc.	201
50	NeuStar, Inc., Class A (a)	1,295
12	TeleTech Holdings, Inc. (a)	241
48	Total System Services, Inc.	893
145	Unisys Corp. (a)	3,016
1	Visa, Inc., Class A	120
38	Western Union Co. (The)	740

		23,561

	Office Electronics — 0.0% (g)
6	Zebra Technologies Corp., Class A (a)	227

	Semiconductors & Semiconductor Equipment — 3.5%
182	Advanced Micro Devices, Inc. (a)	1,336
448	Amkor Technology, Inc. (a)	2,387
28	Broadcom Corp., Class A (a)	1,022
424	Cypress Semiconductor Corp. (a)	8,730
10	Diodes, Inc. (a)	228
389	Entegris, Inc. (a)	3,337
235	Fairchild Semiconductor International, Inc. (a)	3,531
11	GT Solar International, Inc. (a)	149
124	Integrated Device Technology, Inc. (a)	848
86	Intel Corp.	1,912
23	International Rectifier Corp. (a)	601
200	Kulicke & Soffa Industries, Inc. (a)	1,842
477	LSI Corp. (a)	3,513
85	Maxim Integrated Products, Inc.	1,957
416	Micron Technology, Inc. (a)	3,066
59	Microsemi Corp. (a)	1,173
20	NVIDIA Corp. (a)	275
252	ON Semiconductor Corp. (a)	2,194
386	PMC-Sierra, Inc. (a)	2,698
49	RF Micro Devices, Inc. (a)	328
3	Semtech Corp. (a)	67
37	Veeco Instruments, Inc. (a)	1,492
39	Xilinx, Inc.	1,241

		43,927

	Software — 4.4%
17	ACI Worldwide, Inc. (a)	598
206	Adobe Systems, Inc. (a)	5,703
7	ANSYS, Inc. (a)	329
7	AsiaInfo-Linkage, Inc., (China) (a)	104
48	Autodesk, Inc. (a)	1,668
18	Blackbaud, Inc.	460
52	BMC Software, Inc. (a)	2,265
65	CA, Inc.	1,449
223	Cadence Design Systems, Inc. (a)	2,308
267	Compuware Corp. (a)	2,582
71	Fair Isaac Corp.	2,117
121	Intuit, Inc. (a)	5,658
57	JDA Software Group, Inc. (a)	1,601
67	Mentor Graphics Corp. (a)	766
187	Microsoft Corp.	5,122
63	Netscout Systems, Inc. (a)	964
14	Nuance Communications, Inc. (a)	276
184	Oracle Corp.	5,615
46	Parametric Technology Corp. (a)	963
50	Progress Software Corp. (a)	1,202
121	Quest Software, Inc. (a)	2,290
1	Solera Holdings, Inc.	28
335	Symantec Corp. (a)	6,387
144	Synopsys, Inc. (a)	3,453
36	Take-Two Interactive Software, Inc. (a)	481
1	Verint Systems, Inc. (a)	17
10	Websense, Inc. (a)	229

		54,635

	Total Information Technology	189,560

Materials — 5.8%
	Chemicals — 2.9%
34	Air Products & Chemicals, Inc.	3,008
42	Airgas, Inc.	2,912
31	Ashland, Inc.	1,907
59	Cabot Corp.	2,306
16	CF Industries Holdings, Inc.	2,504
5	Eastman Chemical Co.	471
184	Ferro Corp. (a)	2,394
19	Georgia Gulf Corp. (a)	384
8	H.B. Fuller Co.	174
71	Huntsman Corp.	1,351
24	Innophos Holdings, Inc.	1,133
69	Kronos Worldwide, Inc.	2,130
4	LSB Industries, Inc. (a)	158
30	Minerals Technologies, Inc.	1,969
1	NewMarket Corp.	134
85	OM Group, Inc. (a)	3,072

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Chemicals — Continued
37		PPG Industries, Inc.	3,074
4		Rockwood Holdings, Inc. (a)	257
2		Valhi, Inc.	116
11		Valspar Corp.	352
82		W.R. Grace & Co. (a)	4,132
42		Westlake Chemical Corp.	2,151

			36,089

		Construction Materials — 0.3%
25		Eagle Materials, Inc.	629
48		Martin Marietta Materials, Inc.	3,656

			4,285

		Containers & Packaging — 0.5%
48		Boise, Inc.	335
150		Graphic Packaging Holding Co. (a)	741
44		Rock-Tenn Co., Class A	2,715
107		Sealed Air Corp.	2,295

			6,086

		Metals & Mining — 1.8%
141		Alcoa, Inc.	2,080
36		Century Aluminum Co. (a)	468
1		Cliffs Natural Resources, Inc.	108
45		Coeur d’Alene Mines Corp. (a)	1,216
10		Compass Minerals International, Inc.	827
65		Freeport-McMoRan Copper & Gold, Inc.	3,426
40		Hecla Mining Co. (a)	313
62		Nucor Corp.	2,409
21		Reliance Steel & Aluminum Co.	998
63		Royal Gold, Inc.	4,020
313		Steel Dynamics, Inc.	4,896
39		Stillwater Mining Co. (a)	590
9		Walter Energy, Inc.	1,093
–	(h)	Worthington Industries, Inc.	4

			22,448

		Paper & Forest Products — 0.3%
8		Deltic Timber Corp.	401
40		Domtar Corp., (Canada)	3,175
3		International Paper Co.	75

			3,651

		Total Materials	72,559

Telecommunication Services — 2.0%
		Diversified Telecommunication Services — 0.8%
21		AboveNet, Inc.	1,266
190		CenturyLink, Inc.	7,057
423		Vonage Holdings Corp. (a)	1,695

			10,018

		Wireless Telecommunication Services — 1.2%
190		Leap Wireless International, Inc. (a)	2,562
47		MetroPCS Communications, Inc. (a)	773
105		NII Holdings, Inc. (a)	4,467
19		NTELOS Holdings Corp.	368
62		Sprint Nextel Corp. (a)	261
211		Telephone & Data Systems, Inc.	5,986

			14,417

		Total Telecommunication Services	24,435

Utilities — 7.0%
		Electric Utilities — 1.7%
43		American Electric Power Co., Inc.	1,603
140		Edison International	5,324
113		Entergy Corp.	7,525
11		MGE Energy, Inc.	437
46		Pinnacle West Capital Corp.	1,928
24		PNM Resources, Inc.	360
157		Portland General Electric Co.	3,880
12		UniSource Energy Corp.	448
1		Westar Energy, Inc.	13

			21,518

		Gas Utilities — 1.2%
50		AGL Resources, Inc.	2,047
114		Atmos Energy Corp.	3,827
15		Laclede Group, Inc. (The)	552
75		Southwest Gas Corp.	2,808
170		UGI Corp.	5,144
10		WGL Holdings, Inc.	405

			14,783

		Independent Power Producers & Energy Traders — 0.8%
637		AES Corp. (The) (a)	7,839
79		NRG Energy, Inc. (a)	1,941

			9,780

		Multi-Utilities — 3.2%
156		Ameren Corp.	4,490
19		Avista Corp.	478
44		Black Hills Corp.	1,323
460		CMS Energy Corp.	8,808
176		DTE Energy Co.	8,780
12		Integrys Energy Group, Inc.	602
2		MDU Resources Group, Inc.	46
188		PG&E Corp.	7,801
152		Public Service Enterprise Group, Inc.	4,969
44		TECO Energy, Inc.	809
34		Vectren Corp.	890

			38,996

		Water Utilities — 0.1%
27		American Water Works Co., Inc.	766
43		Aqua America, Inc.	917

			1,683

		Total Utilities	86,760

		Total Common Stocks
		(Cost $1,194,903)	1,151,071

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 9.0%
		Investment Company — 9.0%
111,546		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l)
		(Cost $111,546)	111,546

		Total Investments — 101.5%
		(Cost $1,306,449)	1,262,617
		Liabilities in Excess of Other Assets — (1.5)%	(18,881)

		NET ASSETS — 100.0%	$1,243,736

Short Positions — 92.0%
Common Stocks — 92.0%
Consumer Discretionary — 16.0%
		Auto Components — 1.6%
–	(h)	Autoliv, Inc., (Sweden)	20
72		BorgWarner, Inc. (a)	5,772
56		Dana Holding Corp. (a)	934
41		Gentex Corp.	1,162
48		Goodyear Tire & Rubber Co. (The) (a)	779
270		Johnson Controls, Inc.	9,988
34		Tenneco, Inc. (a)	1,343

			19,998

		Automobiles — 0.2%
95		Thor Industries, Inc.	2,343

		Distributors — 0.0% (g)
1		Pool Corp.	16

		Diversified Consumer Services — 0.4%
–	(h)	Career Education Corp. (a)	4
15		Hillenbrand, Inc.	334
62		K12, Inc. (a)	1,976
51		Sotheby’s	2,171
2		Strayer Education, Inc.	245

			4,730

		Hotels, Restaurants & Leisure — 2.9%
20		Bally Technologies, Inc. (a)	798
51		BJ’s Restaurants, Inc. (a)	2,382
4		Boyd Gaming Corp. (a)	36
3		Choice Hotels International, Inc.	80
17		Darden Restaurants, Inc.	865
1		DineEquity, Inc. (a)	40
38		Domino’s Pizza, Inc. (a)	1,014
8		Gaylord Entertainment Co. (a)	229
2		Las Vegas Sands Corp. (a)	87
69		McDonald’s Corp.	5,928
437		MGM Resorts International (a)	6,606
14		Panera Bread Co., Class A (a)	1,579
21		Starbucks Corp.	851
50		Starwood Hotels & Resorts Worldwide, Inc.	2,756
18		Vail Resorts, Inc.	806
284		Wendy’s Co. (The)	1,498
7		Wynn Resorts Ltd.	1,056
173		Yum! Brands, Inc.	9,155

			35,766

		Household Durables — 1.3%
96		Fortune Brands, Inc.	5,803
10		Jarden Corp.	314
194		KB Home	1,646
2		Lennar Corp., Class A	32
172		MDC Holdings, Inc.	3,878
16		Ryland Group, Inc.	242
228		Standard Pacific Corp. (a)	651
16		Tupperware Brands Corp.	1,024
38		Whirlpool Corp.	2,642

			16,232

		Internet & Catalog Retail — 0.5%
20		Amazon.com, Inc. (a)	4,554
98		Liberty Media Corp. - Interactive, Class A (a)	1,613
7		Shutterfly, Inc. (a)	396

			6,563

		Leisure Equipment & Products — 1.4%
640		Mattel, Inc.	17,067
6		Polaris Industries, Inc.	664

			17,731

		Media — 1.8%
–(h)		CBS Corp., Class B	7
26		Clear Channel Outdoor Holdings, Inc., Class A (a)	311
5		Comcast Corp., Class A	125
80		CTC Media, Inc., (Russia)	1,685
152		DreamWorks Animation SKG, Inc., Class A (a)	3,315
1		Interpublic Group of Cos., Inc. (The)	13
16		Liberty Media Corp. - Capital, Class A (a)	1,300
39		McGraw-Hill Cos., Inc. (The)	1,607
3		Morningstar, Inc.	205
41		New York Times Co. (The), Class A (a)	352
20		News Corp., Class B	338
45		Omnicom Group, Inc.	2,117
75		Regal Entertainment Group, Class A	962
1		Scripps Networks Interactive, Inc., Class A	56
32		Sinclair Broadcast Group, Inc., Class A	319
112		Time Warner, Inc.	3,931

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
		Media — Continued
89		Valassis Communications, Inc. (a)	2,379
17		Viacom, Inc., Class B	831
2		Virgin Media, Inc.	62
69		Walt Disney Co. (The)	2,667

			22,582

		Multiline Retail — 0.6%
29		Dollar Tree, Inc. (a)	1,937
41		Nordstrom, Inc.	2,048
346		Saks, Inc. (a)	3,717

			7,702

		Specialty Retail — 3.4%
3		Abercrombie & Fitch Co., Class A	204
36		American Eagle Outfitters, Inc.	472
82		AutoNation, Inc. (a)	3,103
4		Bed Bath & Beyond, Inc. (a)	258
55		Buckle, Inc. (The)	2,426
115		Cabela’s, Inc. (a)	3,142
204		CarMax, Inc. (a)	6,510
115		DSW, Inc., Class A (a)	6,092
20		Finish Line, Inc. (The), Class A	434
31		GameStop Corp., Class A (a)	733
27		Gap, Inc. (The)	512
–	(h)	Jos. A. Bank Clothiers, Inc. (a)	19
67		Limited Brands, Inc.	2,531
8		Monro Muffler Brake, Inc.	277
178		RadioShack Corp.	2,474
66		Rent-A-Center, Inc.	1,783
–	(h)	Select Comfort Corp. (a)	2
51		Staples, Inc.	814
41		Tiffany & Co.	3,289
1		Ulta Salon Cosmetics & Fragrance, Inc. (a)	91
208		Urban Outfitters, Inc. (a)	6,773
24		Williams-Sonoma, Inc.	879

			42,818

		Textiles, Apparel & Luxury Goods — 1.9%
5		Carter’s, Inc. (a)	161
19		CROCS, Inc. (a)	589
–	(h)	Deckers Outdoor Corp. (a)	36
31		Hanesbrands, Inc. (a)	938
53		Polo Ralph Lauren Corp.	7,225
57		PVH Corp.	4,053
80		Skechers U.S.A., Inc., Class A (a)	1,326
42		Under Armour, Inc., Class A (a)	3,097
40		V.F. Corp.	4,631
20		Warnaco Group, Inc. (The) (a)	1,083
			23,139

		Total Consumer Discretionary	199,620

Consumer Staples — 5.3%
		Beverages — 0.5%
51		Coca-Cola Co. (The)	3,496
51		Molson Coors Brewing Co., Class B	2,286

			5,782

		Food & Staples Retailing — 0.9%
33		Andersons, Inc. (The)	1,356
53		Casey’s General Stores, Inc.	2,392
54		Kroger Co. (The)	1,347
9		Ruddick Corp.	388
89		United Natural Foods, Inc. (a)	3,700
30		Whole Foods Market, Inc.	1,968

			11,151

		Food Products — 2.2%
183		Archer-Daniels-Midland Co.	5,574
24		B&G Foods, Inc.	455
106		General Mills, Inc.	3,975
15		Green Mountain Coffee Roasters, Inc. (a)	1,550
6		Hain Celestial Group, Inc. (The) (a)	181
–	(h)	Hormel Foods Corp.	3
3		JM Smucker Co. (The)	219
132		Kraft Foods, Inc., Class A	4,553
3		Lancaster Colony Corp.	167
30		McCormick & Co., Inc. (Non- Voting)	1,445
7		Mead Johnson Nutrition Co.	529
198		Sanderson Farms, Inc.	9,160
11		Snyders-Lance, Inc.	220

			28,031

		Personal Products — 1.0%
109		Estee Lauder Cos., Inc. (The), Class A	11,448
14		Nu Skin Enterprises, Inc., Class A	513

			11,961

		Tobacco — 0.7%
224		Altria Group, Inc.	5,901
7		Lorillard, Inc.	715
41		Reynolds American, Inc.	1,456
17		Universal Corp.	626
			8,698

		Total Consumer Staples	65,623

Energy — 6.7%
		Energy Equipment & Services — 2.2%
81		Atwood Oceanics, Inc. (a)	3,792
13		Bristow Group, Inc.	607
31		Cameron International Corp. (a)	1,723
6		CARBO Ceramics, Inc.	918
14		Diamond Offshore Drilling, Inc.	947
17		Dresser-Rand Group, Inc. (a)	903
19		Dril-Quip, Inc. (a)	1,306
108		FMC Technologies, Inc. (a)	4,939
13		Gulfmark Offshore, Inc., Class A (a)	625
20		Helmerich & Payne, Inc.	1,370

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
		Energy Equipment & Services — Continued
51		Hornbeck Offshore Services, Inc. (a)	1,408
75		Key Energy Services, Inc. (a)	1,460
13		Lufkin Industries, Inc.	1,023
17		Oceaneering International, Inc.	731
–	(h)	Oil States International, Inc. (a)	8
74		Rowan Cos., Inc. (a)	2,888
50		Tidewater, Inc.	2,709

			27,357

		Oil, Gas & Consumable Fuels — 4.5%
55		Alpha Natural Resources, Inc. (a)	2,368
30		Brigham Exploration Co. (a)	949
17		Cabot Oil & Gas Corp.	1,281
35		Chesapeake Energy Corp.	1,193
100		Clean Energy Fuels Corp. (a)	1,604
5		Comstock Resources, Inc. (a)	169
1		Concho Resources, Inc. (a)	75
2		ConocoPhillips	149
18		Consol Energy, Inc.	985
31		Continental Resources, Inc. (a)	2,095
84		CVR Energy, Inc. (a)	2,263
11		EQT Corp.	686
26		Exxon Mobil Corp.	2,094
114		Forest Oil Corp. (a)	2,958
107		Gulfport Energy Corp. (a)	3,895
5		Hess Corp.	362
5		HollyFrontier Corp.	364
41		Magnum Hunter Resources Corp. (a)	297
28		McMoRan Exploration Co. (a)	468
13		Noble Energy, Inc.	1,281
48		Occidental Petroleum Corp.	4,754
74		Overseas Shipholding Group, Inc.	1,808
85		Peabody Energy Corp.	4,868
16		Pioneer Natural Resources Co.	1,520
22		Plains Exploration & Production Co. (a)	857
192		Quicksilver Resources, Inc. (a)	2,710
39		Range Resources Corp.	2,560
5		Rosetta Resources, Inc. (a)	259
119		SandRidge Energy, Inc. (a)	1,370
7		SM Energy Co.	544
41		Southwestern Energy Co. (a)	1,819
83		Sunoco, Inc.	3,384
2		W&T Offshore, Inc.	65
8		Western Refining, Inc. (a)	167
91		World Fuel Services Corp.	3,407

			55,628

		Total Energy	82,985

Financials — 11.0%
		Capital Markets — 2.9%
187		American Capital Ltd. (a)	1,806
313		Apollo Investment Corp.	2,997
294		Bank of New York Mellon Corp. (The)	7,386
22		BGC Partners, Inc., Class A	179
20		BlackRock, Inc.	3,636
271		Charles Schwab Corp. (The)	4,044
53		Cohen & Steers, Inc.	2,094
174		E*Trade Financial Corp. (a)	2,767
20		Goldman Sachs Group, Inc. (The)	2,720
262		Knight Capital Group, Inc., Class A (a)	2,961
57		Northern Trust Corp.	2,559
18		Raymond James Financial, Inc.	557
47		Stifel Financial Corp. (a)	1,781

			35,487

		Commercial Banks — 2.5%
59		Associated Banc-Corp.	802
175		BancorpSouth, Inc.	2,363
41		Bank of Hawaii Corp.	1,824
246		BB&T Corp.	6,327
7		CapitalSource, Inc.	45
–	(h)	Cathay General Bancorp	5
167		Comerica, Inc.	5,354
50		CVB Financial Corp.	482
527		First Horizon National Corp.	4,738
2		FirstMerit Corp.	29
147		FNB Corp.	1,466
–(h)		Hancock Holding Co.	10
–(h)		Iberiabank Corp.	20
5		International Bancshares Corp.	78
351		KeyCorp	2,825
13		MB Financial, Inc.	253
4		National Penn Bancshares, Inc.	29
–	(h)	Park National Corp.	14
1		PNC Financial Services Group, Inc.	51
21		Regions Financial Corp.	126
31		SunTrust Banks, Inc.	766
49		Susquehanna Bancshares, Inc.	369
216		TCF Financial Corp.	2,747
–(h)		United Bankshares, Inc.	7
23		Webster Financial Corp.	464

			31,194

		Consumer Finance — 0.7%
68		American Express Co.	3,395
45		Capital One Financial Corp.	2,163
–	(h)	Credit Acceptance Corp. (a)	16
111		Discover Financial Services	2,838
–	(h)	First Cash Financial Services, Inc. (a)	4
10		SLM Corp.	159

			8,575

		Diversified Financial Services — 0.2%
167		Bank of America Corp.	1,620
–	(h)	Citigroup, Inc.	16
1		KKR Financial Holdings LLC	6

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
		Diversified Financial Services — Continued
12		Leucadia National Corp.	412
–	(h)	Moody’s Corp.	15
19		MSCI, Inc., Class A (a)	671
18		PHH Corp. (a)	344

			3,084

		Insurance — 3.4%
–	(h)	Alleghany Corp. (a)	49
106		Allstate Corp. (The)	2,929
8		Amtrust Financial Services, Inc.	191
224		Cincinnati Financial Corp.	6,109
591		CNO Financial Group, Inc. (a)	4,341
3		Delphi Financial Group, Inc., Class A	73
52		Genworth Financial, Inc., Class A (a)	430
245		Hartford Financial Services Group, Inc.	5,729
19		HCC Insurance Holdings, Inc.	571
4		Markel Corp. (a)	1,634
71		Marsh & McLennan Cos., Inc.	2,086
3		Navigators Group, Inc. (The) (a)	149
5		ProAssurance Corp. (a)	351
71		StanCorp Financial Group, Inc.	2,372
6		Torchmark Corp.	256
129		Travelers Cos., Inc. (The)	7,120
40		Unitrin, Inc.	1,118
222		Unum Group	5,409
49		W.R. Berkley Corp.	1,505

			42,422

		Real Estate Investment Trusts (REITs) — 0.6%
–	(h)	Camden Property Trust	20
63		Developers Diversified Realty Corp.	927
4		Equity One, Inc.	70
3		Getty Realty Corp.	70
14		HCP, Inc.	497
1		Health Care REIT, Inc.	61
11		Hospitality Properties Trust	275
15		Host Hotels & Resorts, Inc.	235
34		iStar Financial, Inc. (a)	242
39		Kimco Realty Corp.	752
13		Liberty Property Trust	432
31		Senior Housing Properties Trust	735
4		SL Green Realty Corp.	326
1		Ventas, Inc.	27
6		Vornado Realty Trust	578
22		Weingarten Realty Investors	578
106		Weyerhaeuser Co.	2,111

			7,936

		Thrifts & Mortgage Finance — 0.7%
161		Astoria Financial Corp.	1,879
398		Hudson City Bancorp, Inc.	3,280
203		New York Community Bancorp, Inc.	2,749
46		Ocwen Financial Corp. (a)	595

			8,503

		Total Financials	137,201

Health Care — 8.7%
		Biotechnology — 0.6%
69		Exelixis, Inc. (a)	530
88		Human Genome Sciences, Inc. (a)	1,856
8		Incyte Corp., Ltd. (a)	146
25		InterMune, Inc. (a)	848
9		Onyx Pharmaceuticals, Inc. (a)	292
98		Savient Pharmaceuticals, Inc. (a)	688
73		Seattle Genetics, Inc. (a)	1,241
76		Theravance, Inc. (a)	1,616

			7,217

		Health Care Equipment & Supplies — 1.2%
11		Becton, Dickinson & Co.	901
110		DexCom, Inc. (a)	1,557
89		Edwards Lifesciences Corp. (a)	6,331
10		Insulet Corp. (a)	189
3		Invacare Corp.	98
59		MAKO Surgical Corp. (a)	1,700
16		Masimo Corp.	437
47		Meridian Bioscience, Inc.	1,017
6		Neogen Corp. (a)	238
35		NxStage Medical, Inc. (a)	647
3		STERIS Corp.	103
–	(h)	Stryker Corp.	23
2		Thoratec Corp. (a)	51
2		Varian Medical Systems, Inc. (a)	135
47		Volcano Corp. (a)	1,488
4		West Pharmaceutical Services, Inc.	176
3		Zoll Medical Corp. (a)	195

			15,286

		Health Care Providers & Services — 4.5%
43		AMERIGROUP Corp. (a)	2,389
63		Brookdale Senior Living, Inc. (a)	1,341
18		Catalyst Health Solutions, Inc. (a)	1,180
14		Centene Corp. (a)	444
3		Chemed Corp.	201
80		CIGNA Corp.	3,980
6		Coventry Health Care, Inc. (a)	199
25		Emeritus Corp. (a)	494
6		Express Scripts, Inc. (a)	341
198		Healthsouth Corp. (a)	4,835
76		Healthspring, Inc. (a)	3,103
124		Henry Schein, Inc. (a)	8,252
39		HMS Holdings Corp. (a)	2,957
17		IPC The Hospitalist Co., Inc. (a)	753
83		Laboratory Corp. of America Holdings (a)	7,503
33		Lincare Holdings, Inc.	845
3		Magellan Health Services, Inc. (a)	141

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
		Health Care Providers & Services — Continued
29		Mednax, Inc. (a)	1,947
6		MWI Veterinary Supply, Inc. (a)	528
3		Omnicare, Inc.	80
57		Owens & Minor, Inc.	1,746
10		Patterson Cos., Inc.	320
144		Quest Diagnostics, Inc.	7,769
16		UnitedHealth Group, Inc.	799
1		Universal American Corp.	7
60		Universal Health Services, Inc., Class B	2,971

			55,125

		Health Care Technology — 0.4%
25		athenahealth, Inc. (a)	1,482
8		Cerner Corp. (a)	547
35		Quality Systems, Inc.	3,170

			5,199

		Life Sciences Tools & Services — 0.5%
37		Bruker Corp. (a)	643
47		Charles River Laboratories International, Inc. (a)	1,874
12		Illumina, Inc. (a)	751
9		Luminex Corp. (a)	177
7		Mettler-Toledo International, Inc. (a)	1,150
3		Techne Corp.	191
20		Waters Corp. (a)	1,724

			6,510

		Pharmaceuticals — 1.5%
20		Allergan, Inc.	1,616
56		Auxilium Pharmaceuticals, Inc. (a)	1,057
113		Bristol-Myers Squibb Co.	3,232
94		Eli Lilly & Co.	3,585
34		Forest Laboratories, Inc. (a)	1,273
–	(h)	Hospira, Inc. (a)	13
1		Johnson & Johnson	45
5		Medicis Pharmaceutical Corp., Class A	182
65		Mylan, Inc. (a)	1,490
274		Nektar Therapeutics (a)	1,762
15		Perrigo Co.	1,338
5		Questcor Pharmaceuticals, Inc. (a)	146
–	(h)	Salix Pharmaceuticals Ltd. (a)	4
23		ViroPharma, Inc. (a)	421
117		Vivus, Inc. (a)	962
21		Watson Pharmaceuticals, Inc. (a)	1,401

			18,527

		Total Health Care	107,864

Industrials — 14.1%
		Aerospace & Defense — 2.5%
23		BE Aerospace, Inc. (a)	916
22		Boeing Co. (The)	1,541
32		Esterline Technologies Corp. (a)	2,460
69		Goodrich Corp.	6,595
21		HEICO Corp.	1,106
33		Hexcel Corp. (a)	799
47		Huntington Ingalls Industries, Inc. (a)	1,582
4		Moog, Inc., Class A (a)	169
21		Precision Castparts Corp.	3,462
46		Rockwell Collins, Inc.	2,543
108		Spirit Aerosystems Holdings, Inc., Class A (a)	2,205
62		Teledyne Technologies, Inc. (a)	3,336
48		TransDigm Group, Inc. (a)	4,314
–	(h)	United Technologies Corp.	5

			31,033

		Air Freight & Logistics — 0.8%
129		C.H. Robinson Worldwide, Inc.	9,292
13		Hub Group, Inc., Class A (a)	466

			9,758

		Airlines — 1.0%
21		Alaska Air Group, Inc. (a)	1,271
53		Allegiant Travel Co. (a)	2,299
238		AMR Corp. (a)	1,009
246		Delta Air Lines, Inc. (a)	1,937
610		JetBlue Airways Corp. (a)	2,922
46		SkyWest, Inc.	589
173		Southwest Airlines Co.	1,722

			11,749

		Building Products — 0.9%
46		A.O. Smith Corp.	1,900
40		Lennox International, Inc.	1,478
260		Masco Corp.	2,741
62		Simpson Manufacturing Co., Inc.	1,763
279		USG Corp. (a)	3,180

			11,062

		Commercial Services & Supplies — 1.1%
4		Clean Harbors, Inc. (a)	203
2		Corrections Corp. of America (a)	39
48		GEO Group, Inc. (The) (a)	994
20		Healthcare Services Group, Inc.	311
8		HNI Corp.	158
141		Interface, Inc., Class A	2,255
14		Mine Safety Appliances Co.	481
57		Mobile Mini, Inc. (a)	1,206
4		R.R. Donnelley & Sons Co.	73
32		Rollins, Inc.	613
111		Steelcase, Inc., Class A	1,105
61		Stericycle, Inc. (a)	5,001
35		Waste Connections, Inc.	1,120

			13,559

		Construction & Engineering — 0.7%
38		Jacobs Engineering Group, Inc. (a)	1,498
2		MasTec, Inc. (a)	35

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
Construction & Engineering — Continued
152		Quanta Services, Inc. (a)	2,813
169		Shaw Group, Inc. (The) (a)	4,361

			8,707

		Electrical Equipment — 0.9%
69		AMETEK, Inc.	2,924
11		Belden, Inc.	402
26		Franklin Electric Co., Inc.	1,132
35		General Cable Corp. (a)	1,374
142		GrafTech International Ltd. (a)	2,735
1		Polypore International, Inc. (a)	75
13		Rockwell Automation, Inc.	958
19		Roper Industries, Inc.	1,536
16		Woodward, Inc.	539

			11,675

		Industrial Conglomerates — 0.3%
9		Carlisle Cos., Inc.	404
75		Danaher Corp.	3,671

			4,075

		Machinery — 3.2%
13		3D Systems Corp. (a)	282
76		Barnes Group, Inc.	1,858
52		Chart Industries, Inc. (a)	2,777
16		CLARCOR, Inc.	700
31		Colfax Corp. (a)	843
97		Deere & Co.	7,584
12		Donaldson Co., Inc.	676
27		EnPro Industries, Inc. (a)	1,261
22		Flowserve Corp.	2,161
2		Gardner Denver, Inc.	157
32		Graco, Inc.	1,403
14		IDEX Corp.	579
10		Illinois Tool Works, Inc.	498
7		Joy Global, Inc.	674
2		Kaydon Corp.	82
56		Manitowoc Co., Inc. (The)	787
7		Middleby Corp. (a)	598
75		Oshkosh Corp. (a)	1,851
6		PACCAR, Inc.	239
9		Pentair, Inc.	325
45		Robbins & Myers, Inc.	2,171
40		Snap-On, Inc.	2,280
–	(h)	SPX Corp.	34
70		Terex Corp. (a)	1,552
22		Titan International, Inc.	544
121		Trinity Industries, Inc.	3,610
14		Valmont Industries, Inc.	1,393
8		WABCO Holdings, Inc. (a)	509
35		Wabtec Corp.	2,260

			39,688

		Marine — 0.0% (g)
9		Alexander & Baldwin, Inc.	435

		Professional Services — 0.5%
2		Acacia Research - Acacia
		Technologies (a)	99
14		CoStar Group, Inc. (a)	807
14		FTI Consulting, Inc. (a)	501
–	(h)	IHS, Inc., Class A (a)	15
97		Robert Half International, Inc.	2,647
37		Towers Watson & Co., Class A	2,277

			6,346

		Road & Rail — 0.5%
60		Genesee & Wyoming, Inc., Class A (a)	3,283
14		Heartland Express, Inc.	221
19		Kansas City Southern (a)	1,120
4		Knight Transportation, Inc.	60
38		Landstar System, Inc.	1,720
1		Ryder System, Inc.	40

			6,444

		Trading Companies & Distributors — 1.7%
416		Fastenal Co.	13,998
90		GATX Corp.	3,545
47		TAL International Group, Inc.	1,461
17		Watsco, Inc.	992
10		WESCO International, Inc. (a)	518

			20,514

		Total Industrials	175,045

Information Technology — 15.5%
		Communications Equipment — 2.0%
61		Acme Packet, Inc. (a)	3,620
7		ADTRAN, Inc.	245
101		Aruba Networks, Inc. (a)	2,315
99		Ciena Corp. (a)	1,529
169		Infinera Corp. (a)	1,087
34		Loral Space & Communications, Inc. (a)	2,231
22		Motorola Solutions, Inc. (a)	998
189		QUALCOMM, Inc.	10,363
22		Riverbed Technology, Inc. (a)	617
212		Sonus Networks, Inc. (a)	627
346		Tellabs, Inc.	1,431
2		ViaSat, Inc. (a)	83

			25,146

		Computers & Peripherals — 1.3%
2		Apple, Inc. (a)	933
59		Diebold, Inc.	1,786
271		EMC Corp. (a)	7,065
23		Hewlett-Packard Co.	792

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Computers & Peripherals — Continued
113	SanDisk Corp. (a)	4,799
29	STEC, Inc. (a)	293
8	Stratasys, Inc. (a)	211

		15,879

	Electronic Equipment, Instruments & Components — 1.6%
89	Amphenol Corp., Class A	4,339
16	Anixter International, Inc.	973
74	Arrow Electronics, Inc. (a)	2,574
52	Benchmark Electronics, Inc. (a)	765
7	Cognex Corp.	227
116	Dolby Laboratories, Inc., Class A (a)	4,925
28	FLIR Systems, Inc.	773
117	Ingram Micro, Inc., Class A (a)	2,166
42	National Instruments Corp.	1,087
16	Scansource, Inc. (a)	600
10	Tech Data Corp. (a)	450
21	Trimble Navigation Ltd. (a)	759
8	TTM Technologies, Inc. (a)	115
30	Universal Display Corp. (a)	901

		20,654

	Internet Software & Services — 0.5%
53	DealerTrack Holdings, Inc. (a)	1,226
39	Digital River, Inc. (a)	989
4	Google, Inc., Class A (a)	2,294
18	MercadoLibre, Inc., (Argentina)	1,403
20	NIC, Inc.	251
10	RightNow Technologies, Inc. (a)	323

		6,486

	IT Services — 3.3%
64	Automatic Data Processing, Inc.	3,303
229	Broadridge Financial Solutions, Inc.	5,279
30	Cognizant Technology Solutions Corp., Class A (a)	2,121
34	Gartner, Inc. (a)	1,270
35	Global Payments, Inc.	1,637
66	International Business Machines Corp.	11,979
34	Jack Henry & Associates, Inc.	985
20	ManTech International Corp., Class A	801
9	MasterCard, Inc., Class A	2,631
72	MoneyGram International, Inc. (a)	241
48	SAIC, Inc. (a)	766
99	Sapient Corp. (a)	1,377
20	Syntel, Inc.	1,115
92	Teradata Corp. (a)	5,077
40	VeriFone Systems, Inc. (a)	1,563
19	Wright Express Corp. (a)	928

		41,073

	Office Electronics — 0.3%
361	Xerox Corp.	3,370

	Semiconductors & Semiconductor Equipment — 3.6%
308	Applied Materials, Inc.	3,793
6	Cabot Microelectronics Corp. (a)	234
88	Cavium, Inc. (a)	3,019
143	Cirrus Logic, Inc. (a)	2,174
51	Cree, Inc. (a)	1,661
41	Cymer, Inc. (a)	1,784
8	Hittite Microwave Corp. (a)	449
72	Intersil Corp., Class A	873
33	KLA-Tencor Corp.	1,303
18	Lam Research Corp. (a)	737
201	MEMC Electronic Materials, Inc. (a)	1,491
108	Microchip Technology, Inc.	3,646
35	MKS Instruments, Inc.	876
19	NetLogic Microsystems, Inc. (a)	670
162	Novellus Systems, Inc. (a)	5,016
20	OmniVision Technologies, Inc. (a)	580
44	Power Integrations, Inc.	1,575
371	Rambus, Inc. (a)	5,149
85	Silicon Laboratories, Inc. (a)	3,027
128	Skyworks Solutions, Inc. (a)	3,234
64	Teradyne, Inc. (a)	858
69	Texas Instruments, Inc.	2,056
12	TriQuint Semiconductor, Inc. (a)	87

		44,292

	Software — 2.9%
66	Activision Blizzard, Inc.	783
28	Ariba, Inc. (a)	928
80	Aspen Technology, Inc. (a)	1,248
1	Bottomline Technologies, Inc. (a)	15
1	Citrix Systems, Inc. (a)	58
11	CommVault Systems, Inc. (a)	438
37	Concur Technologies, Inc. (a)	1,704
13	Ebix, Inc. (a)	248
196	Electronic Arts, Inc. (a)	4,365
1	Informatica Corp. (a)	28
2	MICROS Systems, Inc. (a)	73
53	NetSuite, Inc. (a)	2,079
78	Pegasystems, Inc.	3,162
49	Red Hat, Inc. (a)	2,055
26	Rovi Corp. (a)	1,372
22	Salesforce.com, Inc. (a)	3,132
91	SuccessFactors, Inc. (a)	2,444
21	Synchronoss Technologies, Inc. (a)	624
7	TIBCO Software, Inc. (a)	170
595	TiVo, Inc. (a)	5,589
16	Ultimate Software Group, Inc. (a)	877

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
		Software — Continued
44		VMware, Inc., Class A (a)	4,393

			35,785

		Total Information Technology	192,685

Materials — 5.8%
		Chemicals — 3.1%
1		Albemarle Corp.	54
3		Balchem Corp.	112
52		Calgon Carbon Corp. (a)	776
52		Celanese Corp., Class A,	2,882
5		Cytec Industries, Inc.	254
62		Dow Chemical Co. (The)	2,177
57		E.I. du Pont de Nemours & Co.	2,953
66		FMC Corp.	5,803
57		International Flavors & Fragrances, Inc.	3,516
–	(h)	Intrepid Potash, Inc. (a)	10
119		Monsanto Co.	8,735
11		Nalco Holding Co.	396
18		Olin Corp.	380
90		Scotts Miracle-Gro Co. (The), Class A	4,563
2		Sensient Technologies Corp.	82
72		Sherwin-Williams Co. (The)	5,518
9		Solutia, Inc. (a)	196

			38,407

		Construction Materials — 0.3%
57		Texas Industries, Inc.	2,182
32		Vulcan Materials Co.	1,095

			3,277

		Containers & Packaging — 0.6%
2		Aptargroup, Inc.	110
6		Ball Corp.	242
65		Bemis Co., Inc.	2,039
21		Greif, Inc., Class A	1,256
22		Owens-Illinois, Inc. (a)	508
49		Silgan Holdings, Inc.	1,911
57		Sonoco Products Co.	1,837

			7,903

		Metals & Mining — 1.1%
59		AK Steel Holding Corp.	711
38		Allegheny Technologies, Inc.	2,239
–	(h)	Allied Nevada Gold Corp. (a)	11
45		Carpenter Technology Corp.	2,560
180		Commercial Metals Co.	2,617
10		Kaiser Aluminum Corp.	568
22		RTI International Metals, Inc. (a)	697
10		Schnitzer Steel Industries, Inc., Class A	519
124		Titanium Metals Corp.	2,199
214		U.S. Gold Corp. (a)	1,360
13		U.S. Steel Corp.	530

			14,011

		Paper & Forest Products — 0.7%
19		Buckeye Technologies, Inc.	498
356		Louisiana-Pacific Corp. (a)	2,758
134		MeadWestvaco Corp.	4,178
18		Schweitzer-Mauduit International, Inc.	999

			8,433

		Total Materials	72,031

Telecommunication Services — 1.9%
		Diversified Telecommunication Services — 1.1%
24		AT&T, Inc.	694
240		Frontier Communications Corp.	1,799
32		Level 3 Communications, Inc. (a)	70
6		tw telecom, inc. (a)	118
171		Verizon Communications, Inc.	6,032
470		Windstream Corp.	5,741

			14,454

		Wireless Telecommunication Services — 0.8%
93		American Tower Corp., Class A (a)	4,890
159		Clearwire Corp., Class A (a)	345
58		Crown Castle International Corp. (a)	2,522
49		SBA Communications Corp., Class A (a)	1,881
5		U.S. Cellular Corp. (a)	200

			9,838

		Total Telecommunication Services	24,292

Utilities — 7.0%
		Electric Utilities — 2.5%
128		Cleco Corp.	4,431
122		Duke Energy Corp.	2,268
55		El Paso Electric Co.	1,842
74		Empire District Electric Co. (The)	1,520
12		Exelon Corp.	513
5		Hawaiian Electric Industries, Inc.	122
47		IDACORP, Inc.	1,850
23		ITC Holdings Corp.	1,647
33		NextEra Energy, Inc.	1,796
53		Northeast Utilities	1,793
33		NV Energy, Inc.	495
36		Pepco Holdings, Inc.	674
46		PPL Corp.	1,271
25		Progress Energy, Inc.	1,175
186		Southern Co.	7,371
98		UIL Holdings Corp.	3,126

			31,894

		Gas Utilities — 0.9%
41		National Fuel Gas Co.	2,977
33		New Jersey Resources Corp.	1,422
20		Northwest Natural Gas Co.	891

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
		Gas Utilities — Continued
40		Oneok, Inc.	2,944
25		Piedmont Natural Gas Co., Inc.	727
51		Questar Corp.	933
17		South Jersey Industries, Inc.	862

			10,756

		Independent Power Producers & Energy Traders — 0.2%
133		Calpine Corp. (a)	2,165
–	(h)	GenOn Energy, Inc. (a)	1
26		Ormat Technologies, Inc.	544

			2,710

		Multi-Utilities — 3.4%
4		Alliant Energy Corp.	146
45		CenterPoint Energy, Inc.	876
215		Consolidated Edison, Inc.	11,324
312		Dominion Resources, Inc.	15,097
225		NiSource, Inc.	4,532
1		NorthWestern Corp.	35
4		OGE Energy Corp.	201
75		SCANA Corp.	2,948
223		Wisconsin Energy Corp.	6,832

			41,991

		Total Utilities	87,351

		Total Short Positions
		(Proceeds $1,176,648)	1,144,697

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of $0 which amounts to 0.0% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(j)	All or a portion of these securities are segregated for short sales.
(l)	The rate shown is the current yield as of July 31, 2011.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,735
Aggregate gross unrealized depreciation	(56,567)

Net unrealized appreciation/depreciation	$(43,832)

Federal income tax cost of investments	$1,306,449

Highbridge Statistical Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

		Level 2	Level 3
	Level 1	Other significant observable	Significant unobservable
	Quoted prices	inputs	inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$193,969	$–	$–		$193,969
Consumer Staples	68,620	–	–		68,620
Energy	84,574	–	–		84,574
Financials	128,361	–	–	(a)	128,361
Health Care	123,605	–	–		123,605
Industrials	178,628	–	–		178,628
Information Technology	189,560	–	–		189,560
Materials	72,559	–	–		72,559
Telecommunication Services	24,435	–	–		24,435
Utilities	86,760	–	–		86,760
Total Common Stocks	1,151,071	–	–		1,151,071
Short-Term Investments
Investment Companies	111,546	–	–		111,546

Total Investments in Securities	$1,262,617	$–	$–	(a)	$1,262,617

Liabilities Common Stock
Common Stocks
Consumer Discretionary	$(199,620)	$–	$–		$(199,620)
Consumer Staples	(65,623)	–	–		(65,623)
Energy	(82,985)	–	–		(82,985)
Financials	(137,201)	–	–		(137,201)
Health Care	(107,864)	–	–		(107,864)
Industrials	(175,045)	–	–		(175,045)
Information Technology	(192,685)	–	–		(192,685)
Materials	(72,031)	–	–		(72,031)
Telecommunication Services	(24,292)	–	–		(24,292)
Utilities	(87,351)	–	–		(87,351)

Total Liabilities	$(1,144,697)	$–	$–		$(1,144,697)

(a)	Security has zero value.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases(1)	Sales(2)	Transfers into Level 3		Transfers out of Level 3	Balance as of 07/31/11
Investments in Securities
Common Stocks - Financials	$—	$—	$—	$—	$—	$—	$—	(a)	$—	$—	(a)

Total	$—	$—	$—	$—	$—	$—	$—	(a)	$—	$—	(a)

(a)	Security has zero value.

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2011, which were valued using significant unobservable inputs (Level 3), amounted to $0.

JPMorgan Asia Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 95.5%
	China — 23.9%
100,000	Agricultural Bank of China Ltd., Class H	54,243
23,600	Aluminum Corp. of China Ltd., Class H	20,191
13,500	BBMG Corp., Class H	19,534
8,000	Changsha Zoomlion Heavy Industry Science & Technology Development Co., Ltd., Class H	15,732
45,000	China Construction Bank Corp., Class H	36,211
48,000	China Eastern Airlines Corp., Ltd., Class H (a)	24,118
10,000	China National Building Material Co., Ltd., Class H	20,038
23,000	China Resources Cement Holdings Ltd.	22,060
1,742	China Shineway Pharmaceutical Group Ltd.	2,942
8,700	China Yurun Food Group Ltd.	27,306
5,054	Intime Department Store Group Co., Ltd.	8,462
7,000	Jiangxi Copper Co., Ltd., Class H	24,577
36,000	Poly Hong Kong Investments Ltd.	26,676
17,000	Sany Heavy Equipment International Holdings Co., Ltd.	17,116
5,800	Yanzhou Coal Mining Co., Ltd., Class H	22,219

		341,425

	Hong Kong — 8.2%
11,000	BOC Hong Kong Holdings Ltd.	32,835
21,000	Brilliance China Automotive Holdings Ltd. (a)	26,714
18,000	China Resources Land Ltd.	35,259
3,000	Wharf Holdings Ltd.	22,035

		116,843

	India — 7.8%
3,800	Ambuja Cements Ltd.	11,098
2,850	Bharti Airtel Ltd.	28,162
1,700	HDFC Bank Ltd.	18,719
8,100	Infrastructure Development Finance Co., Ltd.	23,052
4,723	Mundra Port and Special Economic Zone Ltd.	15,319
680	Tata Motors Ltd.	14,562

		110,912

	Indonesia — 7.3%
4,500	Astra International Tbk PT	37,275
26,000	Bank Mandiri Tbk PT	23,952
13,450	United Tractors Tbk PT	43,142

		104,369

	Macau — 2.4%
11,602	Sands China Ltd. (a)	34,921

	Malaysia — 1.0%
6,095	Petronas Chemicals Group Bhd. (a)	14,058

	Singapore — 7.0%
4,676	Cosco Corp. Singapore Ltd.	6,894
3,000	Fraser and Neave Ltd.	14,932
4,350	Keppel Corp., Ltd.	39,981
30,000	Midas Holdings Ltd.	14,162
10,000	Overseas Union Enterprise Ltd.	23,966

		99,935

	South Korea — 21.2%
30	Amorepacific Corp.	34,146
105	Hyundai Heavy Industries Co., Ltd.	40,594
700	KB Financial Group, Inc.	34,820
380	KT&G Corp.	23,644
550	Lock & Lock Co., Ltd.	24,864
147	Mando Corp.	28,966
182	Samsung C&T Corp.	14,475
71	Samsung Electronics Co., Ltd.	56,854
180	Samsung Engineering Co., Ltd.	44,363

		302,726

	Taiwan — 8.4%
25,000	Advanced Semiconductor Engineering, Inc. (a)	27,016
4,500	Delta Electronics, Inc.	15,928
8,000	Formosa Chemicals & Fibre Corp.	28,984
28,890	Taishin Financial Holding Co., Ltd.	15,431
10,000	Taiwan Semiconductor Manufacturing Co., Ltd.	24,852
294	TPK Holding Co., Ltd. (a)	8,682

		120,893

	Thailand — 8.3%
20,000	Charoen Pokphand Foods PCL, Foreign Shares	20,788
2,300	Charoen Pokphand Foods PCL, NVDR	2,442
35,500	Krung Thai Bank PCL, Foreign Shares	24,708
4,700	PTT Chemical PCL, Foreign Shares	25,512
3,500	Siam Cement PCL, NVDR	44,589

		118,039

	Total Common Stocks (Cost $1,091,407)	1,364,121

Participation Note — 0.9%
	India — 0.9%
3,500	Hindalco Industries Ltd., expiring 12/11/12 (issued through Deutsche Bank AG) (a) (Cost $9,803)	13,340

JPMorgan Asia Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 2.8%
	Investment Company — 2.8%
39,561	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l)	39,561

	(Cost $39,561)
	Total Investments — 99.2% (Cost $1,140,771)	1,417,022
	Other Assets in Excess of Liabilities — 0.8%	10,817

	NET ASSETS — 100.0%	$1,427,839

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2011

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	17.0%
Machinery	9.7
Construction Materials	8.3
Semiconductors & Semiconductor Equipment	7.7
Real Estate Management & Development	5.9
Metals & Mining	5.1
Chemicals	4.8
Automobiles	4.5
Hotels, Restaurants & Leisure	4.2
Industrial Conglomerates	3.9
Food Products	3.6
Construction & Engineering	3.1
Personal Products	2.4
Auto Components	2.0
Wireless Telecommunication Services	2.0
Containers & Packaging	1.8
Electronic Equipment, Instruments & Components	1.7
Airlines	1.7
Tobacco	1.7
Diversified Financial Services	1.6
Oil, Gas & Consumable Fuels	1.6
Transportation Infrastructure	1.1
Trading Companies & Distributors	1.0
Short-Term Investment	2.8
Others (each less than 1.0%)	0.8

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

NVDR	—	Non Voting Depository Receipt

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of July 31, 2011.

The value and percentage, based on total investments, of the investments that apply fair valuation policy for the international investments are approximately $1,364,121,000 and 96.3%, respectively.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$302,134
Aggregate gross unrealized depreciation	(25,883)

Net unrealized appreciation/depreciation	$276,251

Federal income tax cost of investments	$1,140,771

JPMorgan Asia Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$39,561	$1,377,461	$—	$1,417,022

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.3%
	China — 42.7%
112	Agile Property Holdings Ltd.	180
555	Agricultural Bank of China Ltd., Class H	301
152	Aluminum Corp. of China Ltd., Class H	130
124	Asia Cement China Holdings Corp.	109
609	Bank of China Ltd., Class H	280
42	Beijing Jingkelong Co., Ltd., Class H	53
37	Changsha Zoomlion Heavy Industry Science & Technology Development Co., Ltd., Class H	72
324	China Citic Bank Corp. Ltd., Class H (a)	198
684	China Construction Bank Corp., Class H	550
11	China Life Insurance Co., Ltd., Class H	37
17	China Merchants Property Development Co., Ltd., Class B	27
148	China National Building Material Co., Ltd., Class H	297
90	China Oilfield Services Ltd., Class H	157
300	China Petroleum & Chemical Corp., Class H	297
39	China Shineway Pharmaceutical Group Ltd.	66
186	China Telecom Corp. Ltd., Class H	122
192	China Vanke Co., Ltd., Class B	264
51	China Yurun Food Group Ltd.	160
34	China ZhengTong Auto Services Holdings Ltd. (a)	45
231	CNOOC Ltd.	514
100	Greatview Aseptic Packaging Co., Ltd. (a)	53
108	Hidili Industry International Development Ltd.	79
273	Industrial & Commercial Bank of China, Class H	207
111	Intime Department Store Group Co., Ltd.	186
22	Lianhua Supermarket Holdings Co., Ltd., Class H	49
238	Maoye International Holdings Ltd.	113
73	Parkson Retail Group Ltd.	103
44	PICC Property & Casualty Co., Ltd., Class H (a)	76
30	Ping An Insurance Group Co. of China Ltd., Class H	287
65	Sany Heavy Equipment International Holdings Co., Ltd.	65
113	Springland International Holdings Ltd.	108
15	Tencent Holdings Ltd.	379
126	Want Want China Holdings Ltd.	112
62	Yanzhou Coal Mining Co., Ltd., Class H	238

		5,914

	Hong Kong — 23.3%
85	AIA Group Ltd. (a)	311
57	BOC Hong Kong Holdings Ltd.	169
29	Cheung Kong Holdings Ltd.	437
29	China Mobile Ltd.	286
32	China Overseas Land & Investment Ltd.	72
112	China Resources Gas Group Ltd.	165
116	China Resources Land Ltd.	227
76	COSCO Pacific Ltd.	123
72	Hang Lung Properties Ltd.	266
176	Hengdeli Holdings Ltd.	87
13	Hutchison Whampoa Ltd.	151
3	Jardine Matheson Holdings Ltd.	189
27	Kerry Properties Ltd.	131
27	Power Assets Holdings Ltd.	223
40	Wharf Holdings Ltd.	292
10	Wing Hang Bank Ltd.	109

		3,238

	Macau — 1.8%
82	Sands China Ltd. (a)	247

	Taiwan — 30.5%
211	Advanced Semiconductor Engineering, Inc. (a)	229
31	Asia Cement Corp.	48
17	Asustek Computer, Inc.	137
16	Catcher Technology Co., Ltd.	140
30	Cheng Uei Precision Industry Co., Ltd. (a)	91
135	China Life Insurance Co., Ltd.	190
69	China Petrochemical Development Corp. (a)	107
256	E.Sun Financial Holding Co., Ltd.	177
60	Eva Airways Corp. (a)	54
58	Formosa Chemicals & Fibre Corp.	210
53	Formosa Plastics Corp.	200
25	Foxconn Technology Co., Ltd.	115
158	Fubon Financial Holding Co., Ltd.	259
52	Hon Hai Precision Industry Co., Ltd.	147
4	HTC Corp.	123
23	Huaku Development Co., Ltd.	68
19	Kinsus Interconnect Technology Corp.	78
3	Largan Precision Co., Ltd.	105
203	Mega Financial Holding Co., Ltd.	195
58	Oriental Union Chemical Corp.	104
31	Powertech Technology, Inc.	89
23	President Chain Store Corp.	147
31	Prince Housing & Development Corp.	32
237	Taishin Financial Holding Co., Ltd.	127
97	Taiwan Cement Corp.	154
256	Taiwan Semiconductor Manufacturing Co., Ltd.	636
5	TPK Holding Co., Ltd. (a)	148
65	Unimicron Technology Corp.	116

		4,226

	Total Common Stocks (Cost $10,132)	13,625

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Total Investments — 98.3% (Cost $10,132)	13,625
	Other Assets in Excess of Liabilities — 1.7%	229

	NET ASSETS — 100.0%	$13,854

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2011 The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	17.0%
Real Estate Management & Development	14.6
Oil, Gas & Consumable Fuels	7.7
Semiconductors & Semiconductor Equipment	7.6
Insurance	6.6
Chemicals	4.6
Construction Materials	4.5
Electronic Equipment, Instruments & Components	4.4
Multiline Retail	3.7
Computers & Peripherals	2.9
Internet Software & Services	2.8
Industrial Conglomerates	2.5
Wireless Telecommunication Services	2.1
Food Products	2.0
Diversified Financial Services	1.9
Food & Staples Retailing	1.8
Hotels, Restaurants & Leisure	1.8
Electric Utilities	1.6
Metals & Mining	1.5
Gas Utilities	1.2
Energy Equipment & Services	1.2
Machinery	1.0
Specialty Retail	1.0
Others (each less than 1.0%)	4.0

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $13,625,000 and 100.0%, respectively.

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

(Amounts in thousands)

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,671
Aggregate gross unrealized depreciation	(178)

Net unrealized appreciation/depreciation	$3,493

Federal income tax cost of investments	$10,132

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$—	$13,625	$—	$13,625

#	Portfolio holdings designated as Level 2 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 92.6%
	Argentina — 1.3%
93	Telecom Argentina S.A., ADR (m)	2,339
49	YPF S.A., ADR (m)	2,069

		4,408

	Brazil — 12.5%
161	Banco do Brasil S.A. (m)	2,723
166	BRF - Brasil Foods S.A., ADR (m)	3,209
205	Cia Energetica de Minas Gerais, ADR (m)	3,958
108	Cielo S.A. (m)	3,003
327	OGX Petroleo e Gas Participacoes S.A. (a) (m)	2,728
125	Petroleo Brasileiro S.A., ADR (m)	4,257
315	Souza Cruz S.A. (m)	3,767
230	Sul America S.A. (m)	2,631
1	Telecomunicacoes de Sao Paulo S.A., ADR	16
78	Tim Participacoes S.A., ADR (m)	3,908
388	Vale S.A., ADR (m)	12,577

		42,777

	China — 15.5%
11,565	Bank of China Ltd., Class H (m)	5,323
6,167	China Citic Bank Corp. Ltd., Class H (a) (m)	3,777
7,787	China Construction Bank Corp., Class H (m)	6,266
1,963	China Merchants Bank Co., Ltd., Class H (m)	4,653
1,012	China Shenhua Energy Co., Ltd., Class H (m)	5,074
2,283	Great Wall Motor Co., Ltd., Class H (m)	3,446
1,772	Guangzhou R&F Properties Co., Ltd., Class H (m)	2,283
389	Hengan International Group Co., Ltd. (m)	3,378
4,450	PetroChina Co., Ltd., Class H (m)	6,350
344	Ping An Insurance Group Co. of China Ltd., Class H (m)	3,345
3,662	Soho China Ltd. (m)	3,314
553	Weichai Power Co., Ltd., Class H (m)	3,002
2,236	Yangzijiang Shipbuilding Holdings Ltd. (m)	2,696

		52,907

	Hong Kong — 6.1%
165	ASM Pacific Technology Ltd. (m)	1,805
2,696	Chaoda Modern Agriculture Holdings Ltd. (m)	1,076
57	China Mobile Ltd. (m)	567
2,786	CNOOC Ltd. (m)	6,202
8,398	GCL-Poly Energy Holdings Ltd. (m)	4,728
60	Jardine Matheson Holdings Ltd. (m)	3,411
676	Kingboard Chemical Holdings Ltd. (m)	3,208

		20,997

	India — 5.1%
182	Canara Bank (m)	1,892
97	HDFC Bank Ltd., ADR (m)	3,384
73	Housing Development Finance Corp., Ltd. (m)	1,139
82	Infosys Ltd., ADR (m)	5,096
147	Tata Motors Ltd., ADR (m)	3,157
125	United Spirits Ltd. (m)	2,884

		17,552

	Kazakhstan — 0.7%
129	KazMunaiGas Exploration Production, GDR (m)	2,376

	Mexico — 1.4%
1,555	Compartamos S.A.B. de C.V. (m)	2,798
422	Grupo Financiero Banorte S.A.B. de C.V., Class O (m)	1,846

		4,644

	Poland — 2.5%
66	KGHM Polska Miedz S.A. (m)	4,516
273	Powszechna Kasa Oszczednosci Bank Polski S.A. (m)	4,030

		8,546

	Russia — 7.8%
102	Lukoil OAO, ADR (m)	6,762
181	MMC Norilsk Nickel OJSC, ADR (m)	4,823
190	Mobile Telesystems OJSC, ADR (m)	3,572
1,667	Sberbank of Russia (m)	6,134
54	Sberbank of Russia, ADR (m)	809
109	Tatneft, ADR (m)	4,560

		26,660

	South Africa — 7.5%
660	African Bank Investments Ltd. (m)	3,323
183	Bidvest Group Ltd. (m)	4,299
151	Exxaro Resources Ltd. (m)	4,062
54	Kumba Iron Ore Ltd. (m)	4,097
825	Sanlam Ltd. (m)	3,329
129	Sasol Ltd. (m)	6,456

		25,566

	South Korea — 15.0%
177	DGB Financial Group, Inc. (a) (m)	2,804
63	Dongbu Insurance Co., Ltd. (m)	3,141
117	Hana Financial Group, Inc. (m)	4,599
184	Hynix Semiconductor, Inc. (m)	4,244
16	Hyundai Mipo Dockyard (m)	2,597
31	Hyundai Motor Co. (m)	6,877
180	Industrial Bank of Korea (m)	3,094
24	Kia Motors Corp. (m)	1,767
15	Samsung Electronics Co., Ltd. (m)	12,076
93	Samsung Heavy Industries Co., Ltd. (m)	3,763
25	SK Holdings Co., Ltd. (m)	4,252
16	SK Telecom Co., Ltd. (m)	2,254

		51,468

	Taiwan — 9.1%
155	Chunghwa Telecom Co., Ltd., ADR (m)	5,389
1,063	Formosa Chemicals & Fibre Corp. (m)	3,851

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Taiwan — Continued
910	Hon Hai Precision Industry Co., Ltd., GDR (m)	5,136
3,332	Macronix International (m)	1,665
2,672	Siliconware Precision Industries Co. (m)	2,663
678	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	8,385
3,086	Teco Electric and Machinery Co., Ltd. (m)	2,206
487	Tripod Technology Corp. (a) (m)	1,934

		31,229

	Thailand — 2.4%
3,575	Charoen Pokphand Foods PCL, NVDR (m)	3,795
386	PTT PCL (m)	4,498

		8,293

	Turkey — 2.7%
458	Arcelik A.S. (m)	2,083
536	KOC Holding A.S. (m)	2,236
118	Tupras Turkiye Petrol Rafinerileri A.S. (m)	2,872
494	Turk Telekomunikasyon A.S. (m)	2,107

		9,298

	Ukraine — 0.7%
89	Kernel Holding S.A. (a) (m)	2,347

	United Arab Emirates — 0.9%
360	Dragon Oil plc (m)	3,130

	United Kingdom — 1.4%
908	Afren plc (a) (m)	2,080
1,306	Old Mutual plc (m)	2,725

		4,805

	Total Common Stocks (Cost $324,874)	317,003

Preferred Stocks — 5.2%
	Brazil — 5.2%
265	Banco do Estado do Rio Grande do Sul (m)	2,652
183	Cia de Bebidas das Americas, ADR (m)	5,491
224	Itau Unibanco Holding S.A., ADR (m)	4,563
3	Telecomunicacoes de Sao Paulo S.A. (m)	109
159	Telecomunicacoes de Sao Paulo S.A., ADR (m)	5,046

	Total Preferred Stocks (Cost $17,711)	17,861

Short-Term Investment — 0.9%

	Investment Company — 0.9%
2,950	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l)	2,950

	(Cost $2,950)
	Total Investments — 98.7% (Cost $345,535)	337,814
	Other Assets in Excess of Liabilities — 1.3%	4,323

	NET ASSETS — 100.0%	$342,137

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2011

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	17.6%
Commercial Banks	17.3
Semiconductors & Semiconductor Equipment	10.5
Metals & Mining	8.9
Machinery	4.5
Insurance	4.5
Diversified Telecommunication Services	4.4
Industrial Conglomerates	4.2
Automobiles	3.6
Food Products	3.1
Wireless Telecommunication Services	3.0
Electronic Equipment, Instruments & Components	3.0
Beverages	2.5
IT Services	2.4
Real Estate Management & Development	1.7
Electric Utilities	1.2
Chemicals	1.1
Tobacco	1.1
Personal Products	1.0
Diversified Financial Services	1.0
Short-Term Investment	0 .9
Others (each less than 1.0%)	2.5

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of July 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $235,382,000 and 69.7%, respectively.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,565
Aggregate gross unrealized depreciation	(18,286)

Net unrealized appreciation/depreciation	$(7,721)

Federal income tax cost of investments	$345,535

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$—	$4,408	$—	$4,408
Brazil	14,852	27,925	—	42,777
China	—	52,907	—	52,907
Hong Kong	—	20,997	—	20,997
India	—	17,552	—	17,552
Kazakhstan	—	2,376	—	2,376
Mexico	4,644	—	—	4,644
Poland	—	8,546	—	8,546
Russia	—	26,660	—	26,660
South Africa	—	25,566	—	25,566
South Korea	—	51,468	—	51,468
Taiwan	—	31,229	—	31,229
Thailand	—	8,293	—	8,293
Turkey	—	9,298	—	9,298
Ukraine	—	2,347	—	2,347
United Arab Emirates	—	3,130	—	3,130
United Kingdom	—	4,805	—	4,805

Total	19,496	297,507	—	317,003

Preferred Stocks
Brazil	2,761	15,100	—	17,861
Short-Term Investment
Investment Company	2,950	—	—	2,950

Total Investments in Securities	$25,207	$312,607	$—	$337,814

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 82.6%
	Brazil — 3.3%
1,447	All America Latina Logistica S.A. (m)	10,545
1,040	Cielo S.A. (m)	28,989
3,145	OGX Petroleo e Gas Participacoes S.A. (a) (m)	26,222
832	Weg S.A. (m)	9,017

		74,773

	Chile — 1.6%
379	Banco Santander Chile, ADR (m)	35,202

	China — 15.4%
8,704	Anhui Conch Cement Co., Ltd., Class H (m)	40,609
56,818	China Construction Bank Corp., Class H (m)	45,722
20,206	China Merchants Bank Co., Ltd., Class H (m)	47,889
28,928	CNOOC Ltd. (m)	64,394
184	New Oriental Education & Technology Group, ADR (a) (m)	23,499
5,997	Ping An Insurance Group Co. of China Ltd., Class H (m)	58,321
5,268	Tsingtao Brewery Co., Ltd., Class H (m)	33,422
24,903	Want Want China Holdings Ltd. (m)	22,161
3,591	Wumart Stores, Inc., Class H (f) (i) (m)	8,992

		345,009

	Egypt — 0.6%
315	Orascom Construction Industries (m)	13,626

	Hong Kong — 8.2%
9,102	AIA Group Ltd. (a) (m)	33,432
4,000	China Mobile Ltd. (m)	39,795
6,424	China Resources Enterprise Ltd. (m)	27,851
6,265	Hang Lung Properties Ltd. (m)	23,108
485	Jardine Matheson Holdings Ltd. (m)	27,723
18,794	Li & Fung Ltd. (m)	31,251

		183,160

	Hungary — 1.2%
902	OTP Bank plc (m)	26,014

	India — 12.4%
703	ACC Ltd. (m)	16,064
2,301	Ambuja Cements Ltd. (m)	6,721
6,152	Bharti Airtel Ltd. (m)	60,787
5,990	Housing Development Finance Corp., Ltd. (m)	93,209
670	Infosys Ltd. (m)	41,694
173	Infosys Ltd., ADR (m)	10,826
1,412	Jindal Steel & Power Ltd. (m)	18,702
788	Reliance Capital Ltd. (m)	10,236
858	United Spirits Ltd. (m)	19,810

		278,049

	Indonesia — 3.5%
5,124	Astra International Tbk PT (m)	42,443
30,593	Bank Rakyat Indonesia Persero Tbk PT (m)	24,764
5,789	Unilever Indonesia Tbk PT (m)	10,616

		77,823

	Luxembourg — 2.0%
290	Oriflame Cosmetics S.A. (m)	13,266
729	Tenaris S.A., ADR (m)	32,201

		45,467

	Malaysia — 0.3%
381	British American Tobacco Malaysia Bhd (m)	5,974

	Mexico — 3.7%
8,450	Grupo Financiero Banorte S.A.B. de C.V., Class O (m)	37,004
16,663	Wal-Mart de Mexico S.A.B. de C.V., Series V(m)	46,011

		83,015

	Russia — 3.4%
358	Magnit OJSC, GDR (e) (m)	11,050
698	Magnit OJSC, Reg. S, GDR (m)	21,412
12,160	Sberbank of Russia (m)	44,752

		77,214

	South Africa — 7.3%
4,560	African Bank Investments Ltd. (m)	22,962
9,614	FirstRand Ltd. (m)	27,690
1,152	Impala Platinum Holdings Ltd. (m)	29,413
859	Massmart Holdings Ltd. (m)	18,543
1,639	MTN Group Ltd. (m)	35,449
567	Naspers Ltd., Class N (m)	30,340

		164,397

	South Korea — 10.8%
83	E-Mart Co., Ltd. (a) (m)	21,543
171	Hyundai Mobis (m)	61,382
224	Hyundai Motor Co. (m)	49,774
50	POSCO (m)	22,152
99	Samsung Electronics Co., Ltd. (m)	79,492
23	Shinsegae Co., Ltd. (m)	7,251

		241,594

	Taiwan — 5.1%
5,836	Delta Electronics, Inc. (m)	20,657
9,735	Hon Hai Precision Industry Co., Ltd. (m)	27,763
3,518	Taiwan Semiconductor Manufacturing Co., Ltd. (m)	8,744
4,697	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	58,054

		115,218

	Turkey — 2.8%
3,351	KOC Holding A.S. (m)	13,985
11,214	Turkiye Garanti Bankasi A.S. (m)	49,210

		63,195

	United States — 1.0%
557	NII Holdings, Inc. (a) (m)	23,570

	Total Common Stocks (Cost $1,480,016)	1,853,300

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Preferred Stocks — 11.8%
	Brazil — 11.8%
1,639	Cia de Bebidas das Americas, ADR (m)	49,217
1,207	Itau Unibanco Holding S.A. (m)	24,357
746	Itau Unibanco Holding S.A., ADR (m)	15,188
2,601	Petroleo Brasileiro S.A., ADR (m)	79,926
3,244	Vale S.A., ADR (m)	95,764

	Total Preferred Stocks (Cost $184,218)	264,452

Short-Term Investment — 5.1%
	Investment Company — 5.1%
114,716	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $114,716)	114,716

	Total Investments — 99.5% (Cost $1,778,950)	2,232,468

	Other Assets in Excess of Liabilities — 0.5%	10,884

	NET ASSETS — 100.0%	$2,243,352

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2011

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	15.7%
Oil, Gas & Consumable Fuels	7.6
Metals & Mining	7.4
Food & Staples Retailing	7.3
Wireless Telecommunication Services	7.1
Semiconductors & Semiconductor Equipment	6.6
Beverages	4.6
Thrifts & Mortgage Finance	4.2
Automobiles	4.1
Insurance	4.1
IT Services	3.7
Construction Materials	2.8
Auto Components	2.7
Diversified Financial Services	2.7
Electronic Equipment, Instruments & Components	2.2
Industrial Conglomerates	1.9
Distributors	1.4
Energy Equipment & Services	1.4
Media	1.4
Diversified Consumer Services	1.1
Food Products	1.0
Real Estate Management & Development	1.0
Short-Term Investment	5.1
Others (each less than 1.0%)	2.9

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of $8,992 which amounts to 0.4% of total investments.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of July 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments, of the investments that apply fair valuation policy for the international investments are approximately $1,470,242,000 and 65.9%, respectively.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$494,747
Aggregate gross unrealized depreciation	(41,229)

Net unrealized appreciation/depreciation	$453,518

Federal income tax cost of investments	$1,778,950

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$74,773	$—	$—	$74,773
Chile	—	35,202	—	35,202
China	—	336,017	8,992	345,009
Egypt	—	13,626	—	13,626
Hong Kong	—	183,160	—	183,160
Hungary	—	26,014	—	26,014
India	35,304	242,745	—	278,049
Indonesia	—	77,823	—	77,823
Luxembourg	—	45,467	—	45,467
Malaysia	—	5,974	—	5,974
Mexico	83,015	—	—	83,015
Russia	11,050	66,164	—	77,214
South Africa	—	164,397	—	164,397
South Korea	—	241,594	—	241,594
Taiwan	—	115,218	—	115,218
Turkey	—	63,195	—	63,195
United States	23,570	—	—	23,570

Total	227,712	1,616,596	8,992	1,853,300

Preferred Stocks
Brazil	24,357	240,095	—	264,452

Total	24,357	240,095	—	264,452

Short-Term Investments
Investment Companies	114,716	—	—	114,716

Total Investments in Securities	$366,785	$1,856,691	$8,992	$2,232,468

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Investments in Securities	Balance as of 10/31/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases 1	Sales 2	Transfers into Level 3	Transfers out of Level 3	Balance as of 07/31/11
Common Stocks - China	$—	$—	$486	$—	$823	$—	$7,683	$—	$8,992

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2011, which were valued using significant unobservable inputs amounted to $486,000.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — 18.6%
		Australia — 1.0%
2		Alumina Ltd.	6
1		Australia & New Zealand Banking Group Ltd.	18
1		BHP Billiton Ltd.	58
—	(h)	Commonwealth Bank of Australia	24
1		National Australia Bank Ltd.	17
—	(h)	QBE Insurance Group Ltd.	6
—	(h)	Rio Tinto Ltd.	33
3		Telstra Corp. Ltd.	10
1		Westpac Banking Corp.	19
—	(h)	Woodside Petroleum Ltd.	4

			195

		Belgium — 0.2%
—	(h)	Anheuser-Busch InBev N.V.	12
—	(h)	Solvay S.A.	34

			46

		China — 0.4%
16		China Construction Bank Corp., Class H	13
8		CNOOC Ltd.	18
10		Daphne International Holdings Ltd.	11
8		First Tractor Co., Ltd., Class H	10
16		Industrial & Commercial Bank of China, Class H	12
4		Yanzhou Coal Mining Co., Ltd., Class H	15

			79

		Denmark — 0.1%
—	(h)	DSV A/S	9
—	(h)	Novo Nordisk A/S, Class B	20

			29

		Finland — 0.2%
—	(h)	Kone OYJ, Class B	7
1		Sampo OYJ, Class A	23

			30

		France — 1.4%
—	(h)	Arkema S.A.	9
1		AXA S.A.	14
—	(h)	BNP Paribas S.A.	25
—	(h)	Compagnie Generale des Etablissements Michelin, Class B	37
—	(h)	LVMH Moet Hennessy Louis Vuitton S.A.	27
—	(h)	Peugeot S.A.	8
—	(h)	PPR	31
1		Sanofi	44
—	(h)	Societe Generale S.A.	8
1		Total S.A.	69
—	(h)	Vinci S.A.	4
—	(h)	Vivendi S.A.	7

			283

		Germany — 2.0%
—	(h)	Allianz SE	19
—	(h)	BASF SE	29
—	(h)	Bayer AG	23
—	(h)	Bayerische Motoren Werke AG	48
—	(h)	Continental AG (a)	12
—	(h)	Daimler AG	12
—	(h)	Deutsche Bank AG	10
1		Deutsche Lufthansa AG	19
1		Deutsche Telekom AG	13
1		Deutsche Wohnen AG	15
1		GSW Immobilien AG (a)	18
2		Infineon Technologies AG	18
—	(h)	Lanxess AG	14
—	(h)	Linde AG	21
—	(h)	MAN SE	10
—	(h)	Metro AG	7
—	(h)	Muenchener Rueckversicherungs AG	12
—	(h)	Siemens AG	38
5		Sky Deutschland AG (a)	24
1		Suedzucker AG	23

			385

		Greece — 0.0% (g)
1		Motor Oil Hellas Corinth Refineries S.A.	9

		Hong Kong — 0.8%
—	(h)	ASM Pacific Technology Ltd.	4
1		Cheung Kong Holdings Ltd.	15
5		Cheung Kong Infrastructure Holdings Ltd.	29
26		Giordano International Ltd.	20
70		GOME Electrical Appliances Holding Ltd.	32
—	(h)	Hang Seng Bank Ltd.	5
1		Hutchison Whampoa Ltd.	12
26		PCCW Ltd.	11
3		Power Assets Holdings Ltd.	21
3		SJM Holdings Ltd.	8
14		Skyworth Digital Holdings Ltd.	9

			166

		Ireland — 0.0% (g)
1		WPP plc	7

		Israel — 0.0% (g)
—	(h)	Teva Pharmaceutical Industries Ltd.	9

		Italy — 0.5%
5		Enel S.p.A.	27
2		ENI S.p.A.	37
2		Pirelli & C. S.p.A.	25
2		Snam Rete Gas S.p.A.	10

			99

		Japan — 3.1%
2		Asahi Glass Co., Ltd.	23
—	(h)	Asahi Group Holdings Ltd.	8
1		Asahi Kasei Corp.	7
1		Bridgestone Corp.	27
1		Canon, Inc.	39
1		Honda Motor Co., Ltd.	51
—	(h)	Inpex Corp.	16
—	(h)	KDDI Corp.	15
—	(h)	Komatsu Ltd.	9
—	(h)	Kuraray Co., Ltd.	6
2		Marubeni Corp.	15

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE
		Japan — Continued
1		Mitsubishi Corp.	24
2		Mitsubishi Electric Corp.	24
4		Mitsubishi UFJ Financial Group, Inc.	22
1		Mitsui & Co., Ltd.	26
2		Mitsui Chemicals, Inc.	8
—	(h)	Nippon Telegraph & Telephone Corp.	20
5		Nissan Motor Co., Ltd.	48
—	(h)	Nitto Denko Corp.	10
—	(h)	NTT DoCoMo, Inc.	20
1		Omron Corp.	14
—	(h)	Shin-Etsu Chemical Co., Ltd.	11
1		Softbank Corp.	20
2		Sumitomo Corp.	28
1		Sumitomo Electric Industries Ltd.	21
1		Sumitomo Mitsui Financial Group, Inc.	16
1		Teijin Ltd.	4
—	(h)	Tokyo Electron Ltd.	5
1		Toyota Motor Corp.	45
—	(h)	Unicharm Corp.	5

			587

		Macau — 0.1%
5		Sands China Ltd. (a)	16
2		Wynn Macau Ltd.	8

			24

		Netherlands — 1.1%
—	(h)	Heineken Holding N.V.	23
2		ING Groep N.V. CVA (a)	21
—	(h)	Koninklijke DSM N.V.	11
2		Royal Dutch Shell plc, Class A	67
1		Royal Dutch Shell plc, Class B	49
1		SBM Offshore N.V.	26
1		Unilever N.V. CVA	18

			215

		New Zealand — 0.0% (g)
3		Telecom Corp. of New Zealand Ltd.	7

		Norway — 0.4%
1		Orkla ASA	8
1		Statoil ASA	30
1		Yara International ASA	48

			86

		Singapore — 0.9%
2		DBS Group Holdings Ltd.	26
27		First Real Estate Investment Trust	18
40		Lippo-Mapletree Indonesia Retail Trust (m)	21
4		Oversea-Chinese Banking Corp., Ltd.	34
6		SembCorp Industries Ltd.	25
1		Singapore Airlines Ltd.	12
9		Singapore Telecommunications Ltd.	25
1		United Overseas Bank Ltd.	17
1		UOL Group Ltd.	4

			182

		Spain — 0.3%
2		Banco Santander S.A.	25
1		Gas Natural SDG S.A.	10
1		Telefonica S.A.	28

			63

		Sweden — 0.3%
2		Swedbank AB, Class A	38
1		Telefonaktiebolaget LM Ericsson, Class B	10
1		Volvo AB, Class B	21

			69

		Switzerland — 1.8%
1		ABB Ltd. (a)	18
—	(h)	Cie Financiere Richemont S.A., Class A	19
—	(h)	Credit Suisse Group AG (a)	7
1		Nestle S.A.	80
1		Novartis AG	77
—	(h)	Roche Holding AG	20
—	(h)	Swatch Group AG (The)	41
—	(h)	Swiss Life Holding AG (a)	7
—	(h)	Syngenta AG (a)	27
1		UBS AG (a)	10
1		Xstrata plc	28

			334

		United Kingdom — 4.0%
—	(h)	Anglo American plc	11
1		AstraZeneca plc	28
5		Aviva plc	33
3		Barclays plc	10
—	(h)	BG Group plc	10
1		BHP Billiton plc	28
8		BP plc	58
1		British American Tobacco plc	42
12		BT Group plc	39
—	(h)	Burberry Group plc	9
1		Diageo plc	19
1		GlaxoSmithKline plc	22
5		HSBC Holdings plc	48
1		Imperial Tobacco Group plc	33
12		Legal & General Group plc	22
3		National Grid plc	30
7		Old Mutual plc	15
1		Pearson plc	12
2		Prudential plc	26
7		Resolution Ltd.	34
1		Rexam plc	4
—	(h)	Rio Tinto plc	34
4		RSA Insurance Group plc	8
1		SABMiller plc	26
1		Scottish & Southern Energy plc	25
1		Smith & Nephew plc	8
2		Standard Chartered plc	58
1		Tesco plc	6
—	(h)	Unilever plc	14
—	(h)	Vedanta Resources plc	4
22		Vodafone Group plc	63

			779

		Total Common Stocks (Cost $3,744)	3,683

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

	SHARES	SECURITY DESCRIPTION	VALUE
	Corporate Bonds — 18.7%
		Australia — 0.0% (g)
	5	FMG Resources August 2006 Pty Ltd., 6.875%, 02/01/18 (e) (m)	5

		Canada — 0.1%
	14	Novelis, Inc., 8.750%, 12/15/20	16

		Luxembourg — 0.5%
	90	Intelsat Luxembourg S.A., PIK, 12.500%, 02/04/17 (m)	97

		United States — 18.1%
	100	ACE Cash Express, Inc., 11.000%, 02/01/19 (e) (m)	101
	100	AK Steel Corp., 7.625%, 05/15/20 (m)	102
	100	Ally Financial, Inc., 8.000%, 11/01/31 (m)	107
	10	AmeriGas Partners LP/AmeriGas Finance Corp., 6.250%, 08/20/19	10
	17	Building Materials Corp. of America, 7.500%, 03/15/20 (e) (m)	18
	100	Calpine Corp., 7.875%, 01/15/23 (e) (m)	105
	100	CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 04/30/20 (m)	110
	100	Cenveo Corp., 8.875%, 02/01/18 (m)	97
	100	CHS/Community Health Systems, Inc., 8.875%, 07/15/15 (m)	103
	106	CityCenter Holdings LLC/CityCenter Finance Corp., PIK, 11.500%, 01/15/17 (e) (m)	113
	93	CKE Restaurants, Inc., 11.375%, 07/15/18 (m)	103
	100	Comstock Resources, Inc., 7.750%, 04/01/19 (m)	104
	100	Deluxe Corp., 7.000%, 03/15/19 (e) (m)	100
	100	DISH DBS Corp., 6.750%, 06/01/21 (e) (m)	103
	100	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21 (m)	97
	100	Ford Motor Co., 7.450%, 07/16/31 (m)	113
	100	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19 (e) (m)	99
	100	iGate Corp., 9.000%, 05/01/16 (e) (m)	100
	100	International Lease Finance Corp., 8.250%, 12/15/20 (m)	111
	100	Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17	107
	100	Level 3 Communications, Inc., 11.875%, 02/01/19 (e)	110
	100	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	101
	100	MGM Resorts International, 11.375%, 03/01/18	115
	100	NewPage Corp., 11.375%, 12/31/14	90
	100	Peninsula Gaming LLC, 10.750%, 08/15/17	109
	100	PolyOne Corp., 7.375%, 09/15/20	107
	100	QVC, Inc., 7.500%, 10/01/19 (e)	110
	100	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 9.000%, 04/15/19 (e)	100
	100	Simmons Foods, Inc., 10.500%, 11/01/17 (e)	105
	100	SM Energy Co., 6.625%, 02/15/19 (e)	103
	100	Springleaf Finance Corp., 6.900%, 12/15/17	94
	100	SquareTwo Financial Corp., 11.625%, 04/01/17	103
	100	Steel Dynamics, Inc., 7.625%, 03/15/20	107
	100	SUPERVALU, Inc., 8.000%, 05/01/16	104
	100	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.875%, 02/01/21 (e)	100
	13	United States Steel Corp., 7.375%, 04/01/20	14
	100	Univision Communications, Inc., 6.875%, 05/15/19 (e)	99
	20	Vulcan Materials Co., 7.500%, 06/15/21	20
		WM Finance Corp.,
	2	9.500%, 06/15/16 (e)	2
	4	11.500%, 10/01/18 (e)	4

			3,600

		Total Corporate Bonds (Cost $3,767)	3,718

	Foreign Government Security — 6.3%
		Germany — 6.3%
EUR	800	Bundesrepublik Deutschland, 3.500%, 07/04/19 (Cost $1,199)	1,248

	Investment Companies — 21.9%
		United States — 21.9%
	16	Highbridge Dynamic Commodities Strategy Fund, Class R5 Shares (b) (m)	325
	21	iShares MSCI Emerging Markets Index Fund (m)	974
	247	JPMorgan Emerging Markets Debt Fund, Class R5 Shares (b)	2,065
	20	Vanguard MSCI Emerging Markets ETF	987

		Total Investment Companies (Cost $4,347)	4,351

	PRINCIPAL AMOUNT
	Loan Participation & Assignment — 0.5%
		United States — 0.5%
	100	Sensus USA, Inc., 2nd Lien Term Loan, VAR, 8.500%, 05/09/18 (Cost $102)	101

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE
Preferred Stock — 0.3%
		Germany — 0.3%
—(h	)	Volkswagen AG (Cost $52)	58

PRINCIPAL AMOUNT
U.S. Treasury Obligation — 3.7%
740		U.S. Treasury Note, 0.875%, 01/31/12 (k) (Cost $743)	742

SHARES
Short-Term Investment — 26.3%
		Investment Company — 26.3%
5,214		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) (Cost $5,214)	5,214

		Total Investments — 96.3% (Cost $19,168)	19,115
		Other Assets in Excess of Liabilities — 3.7%	737

		NET ASSETS — 100.0%	$19,852

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2011 The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Investment Companies	22.8%
Foreign Government Security	6.5
U.S. Treasury Obligation	3.9
Oil, Gas & Consumable Fuels	3.6
Metals & Mining	2.4
Commercial Banks	2.3
Consumer Finance	2.2
Automobiles	2.0
Hotels, Restaurants & Leisure	1.9
Chemicals	1.8
Insurance	1.7
Diversified Telecommunication Services	1.4
Media	1.3
Pharmaceuticals	1.3
Food Products	1.3
Broadcasting & Cable TV	1.1
Health Care Providers & Services	1.1
Commercial Services & Supplies	1.0
Others (each less than 1.0%)	13.1
Short-Term Investment	27.3

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
10	Hang Seng Index	08/30/11	$1,432	$(8)
3	TOPIX Index	09/08/11	328	(8)
5	S&P/Toronto 60 Index	09/15/11	766	(25)
4	DAX	09/16/11	1,032	(13)
81	E-mini S&P 500	09/16/11	5,218	54
3	10 Year Canadian Government Bond	09/21/11	400	8
7	10 Year U.S. Treasury Note	09/21/11	880	20
3	Long Gilt	09/28/11	616	22
22	5 Year U.S. Treasury Note	09/30/11	2,672	52
	Short Futures Outstanding
(4)	CAC 40 Index	08/19/11	(211)	5
(11)	OMX Stockholm 30 Index	08/19/11	(187)	5
(6)	Euro Bund	09/08/11	(1,124)	(44)
(2)	SFE SPI 200 Index	09/15/11	(240)	12
(9)	Dow Jones Euro STOXX 50 Index	09/16/11	(346)	16
(9)	FTSE 100 Index	09/16/11	(855)	14

				$110

Forward Foreign Currency Exchange Contracts
CONTRACTS TO SELL	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
22,104	EUR	Citibank, N.A.	09/29/11	$31	$32	$(1)
862,748	EUR	Credit Suisse International	09/29/11	1,227	1,238	(11)

				$1,258	$1,270	$(12)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

CVA	—	Dutch Certification
ETF	—	Exchange Traded Fund
EUR	—	Euro
PIK	—	Payment-in-Kind
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2011.

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of July 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $3,741,000 and 19.6%, respectively.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$188
Aggregate gross unrealized depreciation	(241)

Net unrealized appreciation/depreciation	$(53)

Federal income tax cost of investments	$19,168

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Investment Companies
United States	$4,351	$—	$—	$4,351

Total Investment Companies	4,351	—	—	4,351

Common Stocks
Australia	—	195	—	195
Belgium	—	46	—	46
China	—	79	—	79
Denmark	—	29	—	29
Finland	—	30	—	30
France	—	283	—	283
Germany	—	385	—	385
Greece	—	9	—	9
Hong Kong	—	166	—	166
Ireland	—	7	—	7
Israel	—	9	—	9
Italy	—	99	—	99
Japan	—	587	—	587
Macau	—	24	—	24
Netherlands	—	215	—	215
New Zealand	—	7	—	7
Norway	—	86	—	86
Singapore	—	182	—	182
Spain	—	63	—	63
Sweden	—	69	—	69
Switzerland	—	334	—	334
United Kingdom	—	779	—	779

Total Common Stocks	—	3,683	—	3,683

Preferred Stock
Germany	—	58	—	58

Total Preferred Stock	—	58	—	58

Debt Securities
Corporate Bonds
Australia	—	5	—	5
Canada	—	16	—	16
Luxembourg	—	97	—	97
United States	—	3,600	—	3,600

Total Corporate Bonds	—	3,718	—	3,718

Foreign Government Security	—	1,248	—	1,248

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Loan Participation & Assignment
United States	$—	$101	$—	$101
U.S. Treasury Obligations	—	742	—	742
Short-Term Investment
Investment Company	5,214	—	—	5,214

Total Investments in Securities	$9,565	$9,550	$—	$19,115

Appreciation in Other Financial Instruments
Futures Contracts	$208	$—	$—	$208

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(12)	$—	$(12)
Futures Contracts	(98)	—	—	(98)

Total Depreciation in Other Financial Instruments	$(98)	$(12)	$—	$(110)

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.7%
		Australia — 2.8%
3		QBE Insurance Group Ltd. (m)	50
13		Tatts Group Ltd. (m)	32

			82

		China — 2.2%
22		Angang Steel Co., Ltd., Class H (m)	23
51		China Construction Bank Corp., Class H (m)	41

			64

		Finland — 1.2%
2		UPM-Kymmene OYJ (m)	37

		France — 13.7%
1		BNP Paribas S.A. (m)	39
1		Cie de St-Gobain (m)	42
1		GDF Suez (m)	29
–	(h)	PPR (m)	49
1		Sanofi (m)	45
–	(h)	Schneider Electric S.A. (m)	64
1		Sodexo (m)	42
1		Suez Environnement Co. (m)	26
1		Total S.A. (m)	33
–	(h)	Unibail-Rodamco SE (m)	37

			406

		Germany — 9.4%
–	(h)	Allianz SE (m)	49
1		BASF SE (m)	62
1		Daimler AG (m)	48
1		Deutsche Boerse AG (m)	41
2		Deutsche Telekom AG (m)	37
–	(h)	Siemens AG (m)	43

			280

		Hong Kong — 2.0%
5		Hutchison Whampoa Ltd. (m)	58

		Italy — 3.1%
9		Enel S.p.A (m)	51
2		ENI S.p.A. (m)	41

			92

		Japan — 6.9%
1		Daito Trust Construction Co., Ltd. (m)	48
–	(h)	Japan Tobacco, Inc.	45
1		Nippon Telegraph & Telephone Corp. (m)	49
4		Sumitomo Corp. (m)	63

			205

		Netherlands — 4.7%
2		Koninklijke KPN N.V. (m)	28
2		Royal Dutch Shell plc, Class A (m)	74
1		Unilever N.V. CVA (m)	37

			139

		Norway — 1.5%
3		DnB NOR ASA (m)	45

		Singapore — 3.4%
4		Singapore Airlines Ltd. (m)	47
19		Singapore Telecommunications Ltd. (m)	53

			100

		South Africa — 0.8%
5		African Bank Investments Ltd. (m)	24

		South Korea — 1.0%
2		KT Corp., ADR (m)	31

		Sweden — 1.3%
3		Telefonaktiebolaget LM Ericsson, Class B (m)	38

		Switzerland — 3.4%
1		Novartis AG (m)	44
–	(h)	Zurich Financial Services AG (a) (m)	56

			100

		Thailand — 1.0%
2		Siam Cement PCL (m)	31

		United Kingdom — 9.0%
1		British American Tobacco plc (m)	64
3		Cairn Energy plc (a) (m)	21
8		Centrica plc (m)	42
2		GlaxoSmithKline plc (m)	51
1		Standard Chartered plc (m)	32
21		Vodafone Group plc (m)	58

			268

		United States — 31.3%
1		Abbott Laboratories (m)	47
1		Bristol-Myers Squibb Co. (m)	35
1		Carnival Corp. (m)	36
1		CenterPoint Energy, Inc. (m)	29
–	(h)	Chevron Corp. (m)	44
1		Coca-Cola Co. (The) (m)	65
1		ConocoPhillips (m)	38
1		E.I. du Pont de Nemours & Co. (m)	71
3		Frontier Communications Corp. (m)	21
–	(h)	International Business Machines Corp. (m)	58
1		Mattel, Inc. (m)	33
–	(h)	McDonald’s Corp. (m)	39
1		Merck & Co., Inc. (m)	43
1		Oneok, Inc. (m)	50
1		Paychex, Inc. (m)	24
3		Pfizer, Inc. (m)	47
1		Sysco Corp. (m)	32
2		Time Warner, Inc. (m)	67
1		Verizon Communications, Inc. (m)	45
2		Wells Fargo & Co. (m)	50
2		Xcel Energy, Inc. (m)	53

			927

		Total Common Stocks (Cost $2,967)	2,927

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Total Investments — 98.7% (Cost $2,967)	2,927
	Other Assets in Excess of Liabilities — 1.3%	38

	NET ASSETS — 100.0%	$2,965

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2011

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	10.7%
Diversified Telecommunication Services	9.0
Oil, Gas & Consumable Fuels	8.6
Commercial Banks	7.1
Multi-Utilities	6.1
Insurance	5.3
Hotels, Restaurants & Leisure	5.1
Chemicals	4.6
Tobacco	3.8
Industrial Conglomerates	3.5
IT Services	2.8
Media	2.3
Beverages	2.2
Diversified Financial Services	2.2
Electrical Equipment	2.2
Trading Companies & Distributors	2.1
Wireless Telecommunication Services	2.0
Electric Utilities	1.7
Gas Utilities	1.7
Multiline Retail	1.7
Airlines	1.6
Automobiles	1.6
Real Estate Management & Development	1.6
Building Products	1.4
Communications Equipment	1.3
Paper & Forest Products	1.3
Real Estate Investment Trusts (REITs)	1.3
Food Products	1.2
Construction Materials	1.1
Food & Staples Retailing	1.1
Leisure Equipment & Products	1.1
Others (each less than 1.0%)	0.7

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/11		NET UNREALIZED APPRECIATION (DEPRECIATION)
331,492	HKD
29,467	for EUR	Westpac Banking Corp.	09/20/11	$43	#	$43	#	$–	(h)
31,480	AUD	Westpac Banking Corp.	09/20/11	33		34		1
160,740	CAD	Westpac Banking Corp.	09/20/11	166		168		2
22,444	CHF	Westpac Banking Corp.	09/20/11	26		28		2
81,410	EUR	HSBC Bank, N.A.	09/20/11	118		117		(1)
18,026	EUR	Morgan Stanley	09/20/11	26		26		–	(h)
10,518	EUR	Royal Bank of Canada	09/20/11	15		15		–	(h)
13,606	EUR	Union Bank of Switzerland AG	09/20/11	20		20		–	(h)
18,193	GBP	Citibank, N.A.	09/20/11	29		30		1
13,120,209	JPY	Westpac Banking Corp.	09/20/11	163		171		8
				$639		$652		$13

CONTRACTS TO SELL	COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/11		NET UNREALIZED APPRECIATION (DEPRECIATION)
14,346	CHF	Merrill Lynch International	09/20/11	$17		$18		$(1)
11,749	EUR	BNP Paribas	09/20/11	17		17		–	(h)
11,924	EUR	HSBC Bank, N.A.	09/20/11	17		17		–	(h)
425,794	EUR	Westpac Banking Corp.	09/20/11	610		611		(1)
48,914	GBP	Westpac Banking Corp.	09/20/11	80		80		–	(h)
314,012	HKD	State Street Corp.	09/20/11	40		40		–	(h)
100,721	HKD	Westpac Banking Corp.	09/20/11	13		13		–	(h)
1,405,475	JPY	BNP Paribas	09/20/11	17		18		(1)
1,929,868	JPY	HSBC Bank, N.A.	09/20/11	24		25		(1)
181,877	NOK	Westpac Banking Corp.	09/20/11	33		33		–	(h)
85,409	SGD	Westpac Banking Corp.	09/20/11	69		71		(2)
				$937		$943		$(6)

#

For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 07/31/11 of the currency being sold, and the value at 07/31/11 is the U.S. Dollar market value of the currency being purchased.

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SGD	—	Singapore Dollar

(a)	Non-income producing security
(h)	Amount rounds to less than one thousand (shares or dollars).
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $1,968,000 and 67.2%, respectively.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$103
Aggregate gross unrealized depreciation	(143)

Net unrealized appreciation/depreciation	$(40)

Federal income tax cost of investments	$2,967

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$82	$—	$82
China	—	64	—	64
Finland	—	37	—	37
France	—	406	—	406
Germany	—	280	—	280
Hong Kong	—	58	—	58
Italy	—	92	—	92
Japan	—	205	—	205
Netherlands	—	139	—	139
Norway	—	45	—	45
Singapore	—	100	—	100
South Africa	—	24	—	24
South Korea	—	31	—	31
Sweden	—	38	—	38
Switzerland	—	100	—	100
Thailand	—	31	—	31
United Kingdom	—	268	—	268
United States	927	—	—	927

Total Investments in Securities	$927	$2,000	$—	$2,927

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$14	$—	$14
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(7)	$—	$(7)

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

JPMorgan Global Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.6%
		Australia — 2.1%
2		InterOil Corp. (a) (m)	125

		Austria — 2.3%
1		Erste Group Bank AG (m)	70
1		Intercell AG (a) (m)	3
1		Schoeller-Bleckmann Oilfield Equipment AG (m)	60

			133

		Belgium — 4.1%
1		Anheuser-Busch InBev N.V. (m)	58
3		KBC Groep N.V. (m)	91
1		Solvay S.A. (m)	91

			240

		Brazil — 0.5%
2		Cosan Ltd., Class A (m)	30

		Canada — 2.6%
1		First Quantum Minerals Ltd. (m)	105
3		Kinross Gold Corp. (m)	46

			151

		Denmark — 1.6%
1		Carlsberg A/S, Class B (m)	92

		Finland — 3.6%
2		Nokian Renkaat OYJ (m)	101
4		Stora Enso OYJ, Class R (m)	33
5		UPM-Kymmene OYJ (m)	76

			210

		France — 5.3%
1		Bouygues S.A. (m)	42
1		Lafarge S.A. (m)	58
1		Pernod-Ricard S.A. (m)	84
–	(h)	Schneider Electric S.A. (m)	45
1		Sodexo (m)	81

			310

		Germany — 4.6%
1		Bayer AG (m)	92
17		Commerzbank AG (a) (m)	63
1		Continental AG (a) (m)	54
1		Hamburger Hafen und Logistik AG (m)	21
–	(h)	Lanxess AG (m)	39

			269

		Hong Kong — 0.4%
26		Huabao International Holdings Ltd. (m)	22

		Ireland — 3.7%
1		Covidien plc (m)	71
6		Experian plc (m)	73
2		Shire plc (m)	71

			215

		Israel — 1.4%
2		Teva Pharmaceutical Industries Ltd., ADR (m)	81

		Italy — 2.4%
14		Enel S.p.A (m)	83
10		Snam Rete Gas S.p.A. (m)	58

			141

		Japan — 13.6%
3		FUJIFILM Holdings Corp. (m)	78
–	(h)	Japan Tobacco, Inc. (m)	150
2		JS Group Corp. (m)	58
11		JX Holdings, Inc. (m)	79
–	(h)	KDDI Corp. (m)	74
10		Marubeni Corp. (m)	75
4		Mitsubishi Electric Corp. (m)	47
41		Nippon Sheet Glass Co., Ltd. (m)	131
1		ORIX Corp. (m)	100

			792

		Netherlands — 3.3%
1		AerCap Holdings N.V. (a) (m)	17
3		Koninklijke KPN N.V. (m)	41
4		Royal Dutch Shell plc, Class A (m)	134

			192

		South Africa — 0.5%
5		African Bank Investments Ltd. (m)	27

		South Korea — 1.0%
1		POSCO, ADR (m)	61

		Sweden — 1.1%
5		Telefonaktiebolaget LM Ericsson, Class B (m)	63

		Switzerland — 3.4%
1		ACE Ltd. (m)	70
1		Credit Suisse Group AG (a) (m)	41
3		Glencore International plc (a) (m)	25
–	(h)	Kuehne & Nagel International AG (m)	66

			202

		Taiwan — 1.1%
24		Hon Hai Precision Industry Co., Ltd. (m)	68

		United Arab Emirates — 0.7%
6		Lamprell plc (m)	41

		United Kingdom — 15.4%
5		Afren plc (a) (m)	12
7		Associated British Foods plc (m)	123
4		BG Group plc (m)	87
8		Cairn Energy plc (a) (m)	50
11		Centrica plc (m)	55
5		Cookson Group plc (m)	56
7		Homeserve plc (m)	56
5		Intercontinental Hotels Group plc (m)	92
70		Lloyds Banking Group plc (a) (m)	50
17		Man Group plc (m)	63
7		Petropavlovsk plc (m)	86
17		Resolution Ltd. (m)	77
66		Taylor Wimpey plc (a) (m)	38
3		Tullow Oil plc (m)	53

			898

JPMorgan Global Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		United States — 22.9%
1		Adobe Systems, Inc. (a) (m)	29
1		Aflac, Inc. (m)	53
–	(h)	Amazon.com, Inc. (a) (m)	81
1		American Express Co. (m)	60
1		Biogen Idec, Inc. (a) (m)	69
2		Carnival Corp. (m)	53
2		CBS Corp., Class B (m)	63
2		Citigroup, Inc. (m)	78
1		DaVita, Inc. (a) (m)	64
1		Dendreon Corp. (a) (m)	44
1		Fluor Corp. (m)	70
1		Kansas City Southern (a) (m)	62
4		Lowe’s Cos., Inc. (m)	79
2		MetLife, Inc. (m)	65
1		Occidental Petroleum Corp. (m)	62
1		PACCAR, Inc. (m)	57
1		Rock-Tenn Co., Class A (m)	36
11		Sprint Nextel Corp. (a) (m)	48
1		St. Jude Medical, Inc. (m)	59
1		Sysco Corp. (m)	31
1		Union Pacific Corp. (m)	89
3		Wells Fargo & Co. (m)	85

			1,337

		Total Common Stocks (Cost $5,358)	5,700

Preferred Stock — 1.6%
		Germany — 1.6%
1		Porsche Automobil Holding SE (m) (Cost $87)	95

		Total Investments — 99.2% (Cost $5,445)	5,795
		Other Assets in Excess of Liabilities — 0.8%	45

		NET ASSETS — 100.0%	$5,840

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2011

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	10.4%
Commercial Banks	6 .2
Metals & Mining	5 .6
Insurance	4 .6
Pharmaceuticals	4 .2
Beverages	4 .0
Hotels, Restaurants & Leisure	3 .9
Diversified Financial Services	3 .6
Building Products	3 .2
Auto Components	2 .7
Food Products	2 .6
Chemicals	2 .6
Road & Rail	2 .6
Tobacco	2 .6
Electronic Equipment, Instruments & Components	2 .5
Health Care Equipment & Supplies	2 .2
Wireless Telecommunication Services	2 .1
Biotechnology	2 .0
Construction & Engineering	1 .9
Paper & Forest Products	1 .9
Capital Markets	1 .8
Energy Equipment & Services	1 .7
Automobiles	1 .6
Electrical Equipment	1 .6
Electric Utilities	1 .4
Internet & Catalog Retail	1 .4
Specialty Retail	1 .4
Trading Companies & Distributors	1 .3
Professional Services	1 .3
Marine	1 .1
Health Care Providers & Services	1 .1
Media	1 .1
Communications Equipment	1 .1
Consumer Finance	1 .0
Gas Utilities	1 .0
Construction Materials	1 .0
Machinery	1 .0
Commercial Services & Supplies	1 .0
Industrial Conglomerates	1 .0
Others (each less than 1.0%)	4 .7

JPMorgan Global Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/11		NET UNREALIZED APPRECIATION (DEPRECIATION)

240,113 29,166	HKD for CAD	HSBC Bank, N.A.	09/08/11	$31	#	$31	#	$–	(h)

331,011 3,409,579	HKD for JPY	Union Bank of Switzerland AG	09/08/11	44	#	42	#	(2)

249,923	AUD	Barclays Bank plc	09/08/11	263		273		10

195,359	CAD	Barclays Bank plc	09/08/11	199		204		5

82,666	CHF	Barclays Bank plc	09/08/11	98		105		7

221,776	DKK	HSBC Bank, N.A.	09/08/11	43		43		–	(h)
181,813	DKK	Westpac Banking Corp.	09/08/11	35		35		–	(h)

22,586	EUR	Barclays Bank plc	09/08/11	32		32		–	(h)
38,546	EUR	HSBC Bank, N.A.	09/08/11	54		55		1
170,121	EUR	Morgan Stanley	09/08/11	242		244		2
24,695	EUR	Royal Bank of Canada	09/08/11	36		36		–	(h)
28,510	EUR	State Street Corp.	09/08/11	41		41		–	(h)
21,915	EUR	TD Bank Financial Group	09/08/11	32		32		–	(h)
41,514	EUR	Union Bank of Switzerland AG	09/08/11	59		60		1

23,522	GBP	BNP Paribas	09/08/11	38		39		1
95,989	GBP	Morgan Stanley	09/08/11	155		157		2
32,913	GBP	Westpac Banking Corp.	09/08/11	52		54		2

611,654	HKD	HSBC Bank, N.A.	09/08/11	79		79		–	(h)
334,275	HKD	Morgan Stanley	09/08/11	43		43		–	(h)

9,415,200	JPY	Barclays Bank plc	09/08/11	119		122		3

91,110	NOK	Deutsche Bank AG	09/08/11	17		17		–	(h)

443,516	SEK	State Street Corp.	09/08/11	71		70		(1)

66,196	SGD	Deutsche Bank AG	09/08/11	54		55		1

22,905	ZAR	Barclays Bank plc	09/08/11	3		3		–	(h)
258,748	ZAR	Citibank, N.A.	09/08/11	38		39		1

				$1,878		$1,911		$33

JPMorgan Global Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)

36,152	AUD	TD Bank Financial Group	09/08/11	$39	$40	$(1)

740,388	DKK	State Street Corp.	09/08/11	143	143	—	(h)

25,976	EUR	BNP Paribas	09/08/11	37	37	—	(h)
29,139	EUR	Citibank, N.A.	09/08/11	42	42	—	(h)
44,136	EUR	Credit Suisse International	09/08/11	62	63	(1)
714,585	EUR	Royal Bank of Canada	09/08/11	1,032	1,026	6
107,265	EUR	TD Bank Financial Group	09/08/11	154	154	—	(h)

24,050	GBP	Citibank, N.A.	09/08/11	40	40	—	(h)
22,640	GBP	Merrill Lynch International	09/08/11	36	37	(1)
53,543	GBP	Morgan Stanley	09/08/11	88	88	—	(h)
309,431	GBP	Royal Bank of Canada	09/08/11	505	507	(2)
65,886	GBP	TD Bank Financial Group	09/08/11	107	108	(1)

1,055,832	HKD	Royal Bank of Canada	09/08/11	136	136	—	(h)

15,650,064	JPY	Royal Bank of Canada	09/08/11	194	203	(9)
6,148,220	JPY	Westpac Banking Corp.	09/08/11	78	81	(3)

436,956	SEK	Citibank, N.A.	09/08/11	69	69	—	(h)

281,654	ZAR	Deutsche Bank AG	09/08/11	41	41	—	(h)

				$2,803	$2,815	$(12)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 07/31/11 of the currency being sold, and the value at 07/31/11 is the U.S. Dollar market value of the currency being purchased.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

(a)	Non-income producing security
(h)	Amount rounds to less than one thousand (shares or dollars).
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $3,851,000 and 66.5%, respectively.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$608
Aggregate gross unrealized depreciation	(258)

Net unrealized appreciation/depreciation	$350

Federal income tax cost of investments	$5,445

JPMorgan Global Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$125	$—	$—	$125
Austria	—	133	—	133
Belgium	—	240	—	240
Brazil	30	—	—	30
Canada	151	—	—	151
Denmark	—	92	—	92
Finland	—	210	—	210
France	—	310	—	310
Germany	—	269	—	269
Hong Kong	—	22	—	22
Ireland	71	144	—	215
Israel	—	81	—	81
Italy	—	141	—	141
Japan	—	792	—	792
Netherlands	17	175	—	192
South Africa	—	27	—	27
South Korea	—	61	—	61
Sweden	—	63	—	63
Switzerland	70	132	—	202
Taiwan	—	68	—	68
United Arab Emirates	—	41	—	41
United Kingdom	—	898	—	898
United States	1,337	—	—	1,337

Total	$1,801	$3,899	$—	$5,700

Preferred Stock
Germany	—	95	—	95

Total Investments in Securities	$1,801	$3,994	$—	$5,795

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$42	$—	$42

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(21)	$—	$(21)

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.8%
	Australia — 19.2%
331	African Iron Ltd. (a) (m)	125
92	African Petroleum Corp., Ltd. (a) (f) (i)	74
250	Alumina Ltd. (m)	595
72	Anvil Mining Ltd. (a) (m)	501
31	Aquila Resources Ltd. (a) (m)	228
180	Atlas Iron Ltd. (a) (m)	801
120	Aurora Oil and Gas Ltd. (a) (m)	417
57	Ausgold Ltd. (a) (m)	109
430	Bathurst Resources Ltd. (a) (m)	496
1,700	Beacon Hill Resources plc (a) (m)	338
190	Berkeley Resources Ltd. (a) (m)	94
360	Cape Lambert Resources Ltd. (a) (m)	232
2,694	Castlemaine Goldfields Ltd. (a) (m)	133
150	CGA Mining Ltd. (a) (m)	412
53	Equatorial Resources Ltd. (a) (m)	170
260	Fortescue Metals Group Ltd. (m)	1,801
409	Gindalbie Metals Ltd. (a) (m)	354
328	Gryphon Minerals Ltd. (a) (m)	674
36	Iluka Resources Ltd. (m)	706
86	Independence Group NL (m)	555
693	Integra Mining Ltd. (a) (m)	362
468	Kagara Ltd. (a) (m)	314
289	Mount Gibson Iron Ltd. (a) (m)	570
52	Newcrest Mining Ltd. (m)	2,263
221	Papillon Resources Ltd. (a) (m)	121
68	Perseus Mining Ltd. (a) (m)	231
546	Resolute Mining Ltd. (a) (m)	810
173	Rialto Energy Ltd. (a) (f) (i)	72
120	Western Areas NL (m)	773

		14,331

	Bermuda — 0.4%
8	Energy XXI Bermuda Ltd. (a) (m)	272

	Brazil — 0.4%
10	Vale S.A., ADR (m)	334

	Canada — 29.7%
47	Africa Oil Corp. (a) (m)	74
25	Alamos Gold, Inc. (m)	450
36	Allana Potash Corp. (a) (m)	58
111	Augusta Resource Corp. (a) (m)	549
36	Bankers Petroleum Ltd. (a) (m)	227
146	Banro Corp. (a) (m)	637
17	Barrick Gold Corp. (m)	790
26	Brazilian Gold Corp. (a) (m)	29
5	Brazilian Gold Corp., ADR (a) (f) (i)	4
32	Canadian Natural Resources Ltd. (m)	1,301
12	Centerra Gold, Inc. (m)	241
200	Crazy Horse Resources, Inc. (a) (f) (i)	163
43	Duluth Metals Ltd. (a) (m)	128
388	EastCoal, Inc. (a) (m)	284
85	Eldorado Gold Corp. (m)	1,463
18	First Quantum Minerals Ltd. (m)	2,467
220	GMV Minerals, Inc. (a) (m)	105
29	Goldcorp, Inc. (m)	1,387
25	Gran Tierra Energy, Inc. (a) (m)	177
61	Hana Mining Ltd. (a) (m)	132
4	Inmet Mining Corp. (m)	283
103	Ithaca Energy, Inc. (a) (m)	241
39	Keegan Resources, Inc. (a) (m)	313
104	Kinross Gold Corp. (m)	1,698
26	Levon Resources Ltd., ADR (a) (f) (i)	47
492	Lucara Diamond Corp. (a) (m)	582
70	Lundin Mining Corp. (a) (m)	523
234	Mandalay Resources Corp. (a) (m)	174
63	Mercator Minerals Ltd. (a) (m)	179
18	Mirasol Resources Ltd. (a) (m)	94
14	Niko Resources Ltd. (m)	936
15	Pacific Rubiales Energy Corp. (m)	437
54	Parex Resources, Inc. (a) (m)	425
3	Parex Resources, Inc., ADR (a) (f) (i)	24
18	Petrobank Energy & Resources Ltd. (a) (m)	279
176	PMI Gold Corp. (a) (m)	96
64	Polar Star Mining Corp. (a) (m)	41
86	Rio Novo Gold, Inc. (a) (m)	105
86	Rockgate Capital Corp. (a) (m)	143
98	SEMAFO, Inc. (a) (m)	870
22	Silver Wheaton Corp. (m)	785
117	Spartan Oil Corp. (a) (m)	355
30	Stans UTS, ADR (a) (f) (i)	33
40	Teck Resources Ltd., Class B (m)	1,982
60	Yamana Gold, Inc. (m)	781

		22,092

	Colombia — 0.6%
14	Petrominerales Ltd. (m)	434

	Indonesia — 0.1%
388	Timah Tbk PT (m)	111

	Ireland — 1.4%
395	Circle Oil plc (a) (m)	207
840	Kenmare Resources plc (a) (m)	764
188	Petroneft Resources plc (a) (m)	102

		1,073

	Netherlands — 3.1%
63	Royal Dutch Shell plc, Class B (m)	2,310

	Norway — 0.3%
185	DNO International ASA (a) (m)	208

	South Africa — 2.4%
22	AngloGold Ashanti Ltd. (m)	902
30	Impala Platinum Holdings Ltd. (m)	771
300	Sierra Rutile Ltd. (a) (m)	109

		1,782

	Sweden — 1.6%
87	Lundin Petroleum AB (a) (m)	1,193

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Switzerland — 4.9%
140	Ferrexpo plc (m)	1,057
32	Glencore International plc (a) (m)	246
111	Xstrata plc (m)	2,342

		3,645

	United Arab Emirates — 0.8%
86	Exillon Energy plc (a) (m)	596

	United Kingdom — 19.9%
24	3Legs Resources plc (a) (m)	93
107	Afren plc (a) (m)	245
50	African Minerals Ltd. (a) (m)	505
143	Amerisur Resources plc (a) (m)	49
33	Anglo American plc (m)	1,553
48	Antofagasta plc (m)	1,097
57	BG Group plc (m)	1,340
76	BHP Billiton plc (m)	2,839
73	Cairn Energy plc (a) (m)	441
107	Cluff Gold plc (a) (m)	179
6	Coastal Energy Co. (a) (m)	64
38	Eurasian Natural Resources Corp. plc (m)	476
1,250	GGG Resources plc (a) (m)	412
230	Highland Gold Mining Ltd. (a) (m)	670
9	Hummingbird Resources plc (a) (m)	18
29	Kalahari Minerals plc (a) (m)	110
126	Petra Diamonds Ltd. (a) (m)	331
32	Premier Oil plc (a) (m)	212
1	Randgold Resources Ltd., ADR (m)	82
46	Rio Tinto plc (m)	3,246
175	Trap Oil Group plc (a) (m)	124
60	Valiant Petroleum plc (a) (m)	567
18	Zhaikmunai LP, Reg. S, GDR (a) (m)	176

		14,829

	United States — 13.0%
39	Alcoa, Inc. (m)	569
22	Anadarko Petroleum Corp. (m)	1,817
10	Apache Corp. (m)	1,237
39	Freeport-McMoRan Copper & Gold, Inc. (m)	2,049
16	Occidental Petroleum Corp. (m)	1,571
24	Southwestern Energy Co. (a) (m)	1,069
11	Walter Energy, Inc. (m)	1,397

		9,709

	Total Common Stocks (Cost $73,468)	72,919

NUMBER OF WARRANTS
Warrant — 0.0%
	Canada — 0.0%
15	Stans Energy Corp., expiring 04/28/13 (a) (f) (i) (Cost $—)	—

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 3.1%
	Investment Company — 3.1%
2,321	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $2,321)	2,321

	Total Investments — 100.9% (Cost $75,789)	75,240
	Liabilities in Excess of Other Assets — (0.9)%	(687)

	NET ASSETS — 100.0%	$74,553

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2011

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Metals & Mining	70.0%
Oil, Gas & Consumable Fuels	26.8
Short-Term Investment	3.1
Chemicals	0.1

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $417,000 which amounts to 0.6% of total investments.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to the procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of July 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $39,021,000 and 51.9%, respectively.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,993
Aggregate gross unrealized depreciation	(4,542)

Net unrealized appreciation/depreciation	$(549)

Federal income tax cost of investments	$75,789

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

		Level 2	Level 3
	Level 1	Other significant observable	Significant unobservable
	Quoted prices	inputs	inputs		Total
Investments in Securities
Common Stocks
Australia	$913	$13,272	$146		$14,331
Bermuda	272	–	–		272
Brazil	–	334	–		334
Canada	21,747	74	271		22,092
Colombia	434	–	–		434
Indonesia	–	111	–		111
Ireland	–	1,073	–		1,073
Netherlands	–	2,310	–		2,310
Norway	–	208	–		208
South Africa	–	1,782	–		1,782
Sweden	–	1,193	–		1,193
Switzerland	–	3,645	–		3,645
United Arab Emirates	–	596	–		596
United Kingdom	146	14,683	–		14,829
United States	9,709	–	–		9,709

Total Common Stocks	33,221	39,281	417		72,919

Warrant
Canada	–	–	–	(a)	–	(a)
Short-Term Investment
Investment Company	2,321	–	–		2,321

Total Investments in Securities	$35,542	$39,281	$417		$75,240

(a)	Security has a zero value.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

The following is a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 11/30/2010	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases(1)		Sales(2)	Settlements	Transfers into Level 3	Transfers out of Level 3	Balance as of 07/31/2011
Investments in Securities
Common Stocks - Australia	$—	$—	$(84)	$—	$230		$—	$—	$—	$—	$146
Common Stocks - Canada	—	—	(124)	—	395		—	—	—	—	271
Warrant - Canada	—	—	—	—	—	(a)	—	—	—	—	—	(a)

Total	$—	$—	$(208)	$—	$625		$—	$—	$—	$—	$417

(a)	Security has a zero value.

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2011, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(208,000).

JPMorgan Growth Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 77.8%
Consumer Discretionary — 21.2%
	Hotels, Restaurants & Leisure — 5.0%
2,100	McDonald’s Corp.	181,608
1,400	Starwood Hotels & Resorts Worldwide, Inc.	76,944

		258,552

	Internet & Catalog Retail — 9.6%
1,400	Amazon.com, Inc. (a)	311,528
195	Netflix, Inc. (a)	51,868
260	priceline.com, Inc. (a)	139,789

		503,185

	Media — 2.5%
2,600	DIRECTV, Class A (a)	131,768

	Textiles, Apparel & Luxury Goods — 4.1%
1,700	Fossil, Inc. (a)	213,639

	Total Consumer Discretionary	1,107,144

Energy — 4.6%
	Energy Equipment & Services — 3.3%
2,100	National Oilwell Varco, Inc.	169,197

	Oil, Gas & Consumable Fuels — 1.3%
700	Occidental Petroleum Corp.	68,726

	Total Energy	237,923

Financials — 3.2%
	Consumer Finance — 3.2%
3,500	Capital One Financial Corp.	167,300

Health Care — 11.0%
	Biotechnology — 4.6%
800	Biogen Idec, Inc. (a)	81,496
2,700	Celgene Corp. (a)	160,110

		241,606

	Health Care Providers & Services — 3.7%
3,600	Express Scripts, Inc. (a)	195,336

	Pharmaceuticals — 2.7%
1,100	Teva Pharmaceutical Industries Ltd., (Israel), ADR	51,304
1,600	Valeant Pharmaceuticals International, Inc., (Canada)	88,048

		139,352

	Total Health Care	576,294

Industrials — 10.8%
	Machinery — 4.7%
1,200	Cummins, Inc.	125,856
1,500	Parker Hannifin Corp.	118,530

		244,386

	Road & Rail — 6.1%
1,800	Kansas City Southern (a)	106,830
2,050	Union Pacific Corp.	210,084

		316,914

	Total Industrials	561,300

Information Technology — 25.6%
	Communications Equipment — 5.2%
400	F5 Networks, Inc. (a)	37,392
3,100	Juniper Networks, Inc. (a)	72,509
3,010	QUALCOMM, Inc.	164,887

		274,788

	Computers & Peripherals — 12.3%
1,200	Apple, Inc. (a)	468,575
4,600	EMC Corp. (a)	119,968
1,180	NetApp, Inc. (a)	56,074

		644,617

	Internet Software & Services — 1.7%
150	Google, Inc., Class A (a)	90,554

	IT Services — 4.4%
2,600	Cognizant Technology Solutions Corp., Class A (a)	181,662
150	MasterCard, Inc., Class A	45,488

		227,150

	Semiconductors & Semiconductor Equipment — 2.0%
3,550	ARM Holdings plc, (United Kingdom), ADR	102,205

	Total Information Technology	1,339,314

Materials — 1.4%
	Chemicals — 1.4%
460	CF Industries Holdings, Inc.	71,447

	Total Common Stocks (Cost $3,570,661)	4,060,722

Short-Term Investment — 19.2%
	Investment Company — 19.2%
999,371	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) (Cost $999,371)	999,371

	Total Investments — 97.0% (Cost $4,570,032)	5,060,093
	Other Assets in Excess of Liabilities — 3.0%	156,973

	NET ASSETS — 100.0%	$5,217,066

Percentages indicated are based on net assets.

JPMorgan Growth Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

SHORT POSITIONS

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(33)	E-mini S&P 500	09/16/11	$(2,125,860)	$(27,793)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR  —  American Depositary Receipt

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of July 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$556,779
Aggregate gross unrealized depreciation	(66,718)

Net unrealized appreciation/depreciation	$490,061

Federal income tax cost of investments	$4,570,032

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$4,906,584	$153,509	$—	$5,060,093
Depreciation in Other Financial Instruments
Futures Contracts	$(27,793)	$—	$—	$(27,793)

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of certain ADRs, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 2.9%
	United States — 2.9%
565	Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class M1, VAR, 0.827%, 09/25/34	455
4,420	Argent Securities, Inc., Series 2004- W7, Class M2, VAR, 0.787%, 05/25/34	3,461
1,253	Asset-Backed Funding Certificates, Series 2004-OPT3, Class M1, VAR, 0.937%, 09/25/33	948
7,139	Bayview Financial Acquisition Trust, Series 2006-D, Class 1A5, SUB, 5.668%, 12/28/36	6,734
2,890	Chase Funding Mortgage Loan Asset- Backed Certificates, Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	2,792
	Citigroup Mortgage Loan Trust, Inc.,
2,060	Series 2005-OPT1, Class M4, VAR, 0.887%, 02/25/35	1,543
599	Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35	548
1,211	Series 2005-WF2, Class AF7, SUB, 5.249%, 08/25/35	1,036
5,348	Series 2007-WFH2, Class A2, VAR, 0.337%, 03/25/37	5,069
	Countrywide Asset-Backed Certificates,
2,502	Series 2002-3, Class M1, VAR, 1.312%, 03/25/32	2,026
996	Series 2003-BC1, Class A1, VAR, 0.987%, 03/25/33	762
1,416	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB8, Class AF2, SUB, 5.303%, 12/25/35	1,383
1,517	Equity One ABS, Inc., Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	1,277
3,755	First Franklin Mortgage Loan Asset- Backed Certificates, Series 2005- FF11, Class A2D, VAR, 0.527%, 11/25/35	3,230
1,168	Long Beach Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 0.787%, 07/25/34	976
179	Mastr Asset Backed Securities Trust, Series 2003-WMC2, Class M1, VAR, 1.237%, 08/25/33	169
	Morgan Stanley ABS Capital I,
896	Series 2004-NC3, Class B1, VAR, 2.662%, 03/25/34	440
600	Series 2004-NC7, Class M3, VAR, 0.837%, 07/25/34	501
23	Series 2006-WMC1, Class A2B, VAR, 0.387%, 12/25/35	22
	New Century Home Equity Loan Trust,
2,050	Series 2004-2, Class M2, VAR, 0.807%, 08/25/34	1,721
4,423	Series 2005-A, Class A6, SUB, 4.954%, 08/25/35	4,150
2,330	Option One Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 0.757%, 11/25/34	1,932
	Renaissance Home Equity Loan Trust,
2,175	Series 2003-3, Class M1, VAR, 0.917%, 12/25/33	1,508
1,070	Series 2003-4, Class M2F, SUB, 5.744%, 03/25/34	753
503	Series 2004-1, Class AV3, VAR, 0.657%, 05/25/34	401
893	Series 2004-1, Class M1, VAR, 0.767%, 05/25/34	559
3,110	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	2,838
	Residential Asset Mortgage Products, Inc.,
1,677	Series 2002-RS2, Class AI5, VAR, 6.030%, 03/25/32	1,529
980	Series 2004-RS11, Class M1, VAR, 0.807%, 11/25/34	792
1,955	Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.337%, 09/25/36	1,509
	Structured Asset Investment Loan Trust,
745	Series 2003-BC10, Class A4, VAR, 1.187%, 10/25/33	607
8,095	Series 2004-7, Class M1, VAR, 1.237%, 08/25/34	6,522
	Structured Asset Securities Corp.,
491	Series 2003-AM1, Class M1, VAR, 1.537%, 04/25/33	436
249	Series 2005-WF4, Class A4, VAR, 0.547%, 11/25/35	233

	Total Asset-Backed Securities (Cost $58,492)	58,862

Collateralized Mortgage Obligations — 3.7%
	Non-Agency CMO — 3.7%
	United States — 3.7%
	Banc of America Alternative Loan Trust,
919	Series 2005-4, Class 3A1, 5.500%, 05/25/20	885
613	Series 2005-6, Class 7A1, 5.500%, 07/25/20	579
3,418	Series 2005-11, Class 4A5, 5.750%, 12/25/35	2,536
3,579	Series 2005-12, Class 5A1, 5.250%, 01/25/21	3,409
56	Series 2006-4, Class 2A1, 6.000%, 05/25/21	54

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — Continued
1,568	Series 2006-5, Class CB7, 6.000%, 06/25/46	1,113
4,430	Banc of America Funding Corp., Series 2007-4, Class 8A1, 5.500%, 11/25/34	4,343
862	Banc of America Mortgage Securities, Inc., Series 2007-3, Class 1A1, 6.000%, 09/25/37	758
2,999	Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.500%, 11/25/35	2,876
206	Citimortgage Alternative Loan Trust, Series 2006-A1, Class 2A1, 5.250%, 03/25/21	204
	Countrywide Alternative Loan Trust,
1,648	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35	1,585
283	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	245
31	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	29
2,287	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	2,024
4,147	Series 2006-J3, Class 4A1, 5.750%, 05/25/26	3,604
2,269	Series 2007-25, Class 2A1, 6.000%, 11/25/22	2,127
10,334	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 11A1, 5.500%, 11/25/20	9,967
742	First Horizon Alternative Mortgage Securities, Series 2005-FA1, Class 1A4, 5.500%, 03/25/35	697
	First Horizon Asset Securities, Inc.,
1,252	Series 2005-6, Class 1A1, 5.500%, 11/25/35	1,241
617	Series 2005-8, Class 2A1, 5.250%, 02/25/21	611
3,878	GSR Mortgage Loan Trust, Series 2006-9F, Class 8A1, 5.500%, 08/25/21	3,631
160	Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A, VAR, 0.426%, 03/19/36	98
	JP Morgan Mortgage Trust,
843	Series 2005-S2, Class 2A9, 5.500%, 09/25/35	808
1,304	Series 2006-S3, Class 2A4, 5.500%, 08/25/21	1,288
4,370	Lehman Mortgage Trust, Series 2005- 2, Class 2A5, 5.500%, 12/25/35	3,666
	MASTR Alternative Loans Trust,
923	Series 2005-3, Class 1A1, 5.500%, 04/25/35	870
3,300	Series 2006-3, Class 3A1, 5.500%, 06/25/21	2,962
	Morgan Stanley Mortgage Loan Trust,
2,634	Series 2004-9, Class 1A, VAR, 5.890%, 11/25/34	2,535
559	Series 2005-4, Class 1A, 5.000%, 08/25/35	548
	Residential Accredit Loans, Inc.,
6,620	Series 2006-QS4, Class A2, 6.000%, 04/25/36	4,609
404	Series 2006-QS18, Class 3A1, 5.750%, 12/25/21	362
	Residential Asset Securitization Trust,
669	Series 2004-A6, Class A1, 5.000%, 08/25/19	668
5,982	Series 2005-A8CB, Class A11, 6.000%, 07/25/35	5,188
173	Residential Funding Mortgage Securities I, Series 2006-S12, Class 2A2, 6.000%, 12/25/36	169
1,757	Structured Asset Securities Corp., Series 2003-35, Class B1, VAR, 5.526%, 12/25/33	1,426
	WaMu Mortgage Pass-Through Certificates,
120	Series 2005-AR2, Class 2A21, VAR, 0.517%, 01/25/45	96
135	Series 2005-AR15, Class A1A1, VAR, 0.447%, 11/25/45	109
123	Series 2005-AR17, Class A1A1, VAR, 0.457%, 12/25/45	99
3,768	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-3, Class 5A2, 5.500%, 03/25/21	3,362
	Wells Fargo Mortgage-Backed Securities Trust,
286	Series 2007-5, Class 2A3, 5.500%, 05/25/22	283
3,120	Series 2007-15, Class A1, 6.000%, 11/25/37	2,874

	Total Collateralized Mortgage Obligations (Cost $75,537)	74,538

Commercial Mortgage-Backed Security — 0.0% (g)
	United States — 0.0% (g)
485	Banc of America Large Loan, Inc., Series 2010-HLTN, VAR, 1.937%, 11/15/15 (e) (Cost $430)	450

SHARES
Common Stocks — 40.2%
	Australia — 1.6%
470	CFS Retail Property Trust (m)	892
3,097	Commonwealth Property Office Fund (m)	3,235
5,757	Dexus Property Group (m)	5,468

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
	Australia— Continued
490	QBE Insurance Group Ltd. (m)	8,821
803	Stockland (m)	2,689
1,549	Tatts Group Ltd. (m)	3,950
451	Westfield Group (m)	3,939
1,096	Westfield Retail Trust (m)	2,933

		31,927

	Belgium — 0.2%
32	Befimmo S.C.A. (m)	2,704
10	Cofinimmo S.A. (m)	1,368

		4,072

	Bermuda — 0.1%
40	Validus Holdings Ltd.	1,075

	Brazil — 0.8%
327	AES Tiete S.A. (m)	4,749
158	Cielo S.A. (m)	4,407
130	EDP - Energias do Brasil S.A. (m)	3,251
245	Souza Cruz S.A. (m)	2,927

		15,334

	Canada — 0.3%
93	First Capital Realty, Inc. (m)	1,645
131	RioCan REIT (m)	3,550
51	Teekay Corp.	1,420

		6,615

	China — 1.2%
3,822	Angang Steel Co., Ltd., Class H (m)	3,941
9,302	China Construction Bank Corp., Class H (m)	7,486
4,488	Jiangsu Expressway Co., Ltd., Class H (m)	4,313
3,152	PetroChina Co., Ltd., Class H (m)	4,498
5,628	Zhejiang Expressway Co., Ltd., Class H (m)	3,961

		24,199

	Czech Republic — 0.2%
33	CEZ A.S. (m)	1,698
115	Telefonica A.S. (m)	2,926

		4,624

	Finland — 0.3%
447	UPM-Kymmene OYJ (m)	6,960

	France — 3.7%
114	BNP Paribas S.A. (m)	7,374
127	Cie de St-Gobain (m)	7,313
145	GDF Suez (m)	4,751
40	PPR (m)	7,391
94	Sanofi (m)	7,326
81	Schneider Electric S.A. (m)	11,700
88	Sodexo (m)	6,734
261	Suez Environnement Co. (m)	4,835
107	Total S.A. (m)	5,761
53	Unibail-Rodamco SE (m)	11,732

		74,917

	Germany — 2.3%
65	Allianz SE (m)	8,436
113	BASF SE (m)	10,201
104	Daimler AG (m)	7,534
90	Deutsche Boerse AG (a) (m)	6,650
395	Deutsche Telekom AG (m)	6,154
55	Siemens AG (m)	7,016

		45,991

	Hong Kong — 1.1%
336	ASM Pacific Technology Ltd. (m)	3,683
400	China Mobile Ltd. (m)	3,975
254	Hang Seng Bank Ltd. (m)	3,987
732	Hutchison Whampoa Ltd. (m)	8,526
91	Seaspan Corp.	1,265

		21,436

	Indonesia — 0.3%
4,383	International Nickel Indonesia Tbk PT (m)	2,184
6,978	Perusahaan Gas Negara PT (m)	3,256

		5,440

	Italy — 0.8%
1,699	Enel S.p.A (m)	9,786
334	ENI S.p.A. (m)	7,256

		17,042

	Japan — 2.5%
1	Advance Residence Investment Corp. (m)	2,509
86	Daito Trust Construction Co., Ltd. (m)	8,240
3	Japan Retail Fund Investment Corp. (m)	4,081
2	Japan Tobacco, Inc.	7,740
1	Kenedix Realty Investment Corp. (m)	3,109
166	Nippon Telegraph & Telephone Corp. (m)	8,229
—	(h) Nomura Real Estate Residential Fund, Inc. (m)	2,115
1	Orix JREIT, Inc. (m)	2,860
—	(h) Premier Investment Corp. (m)	1,731
698	Sumitomo Corp. (m)	9,833

		50,447

	Kazakhstan — 0.1%
124	KazMunaiGas Exploration Production, GDR (m)	2,325

	Luxembourg — 0.0% (g)
7	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co. (a) (f) (i)	53

	Malaysia — 0.4%
1,697	Berjaya Sports Toto Bhd (m)	2,517
580	Lafarge Malayan Cement Bhd (m)	1,443
518	Malayan Banking Bhd (m)	1,526
2,429	Telekom Malaysia Bhd (m)	3,315

		8,801
	Mexico — 0.3%
59	Grupo Aeroportuario del Sureste S.A.B de C.V., ADR (m)	3,500
476	Kimberly-Clark de Mexico S.A.B. de C.V., Class A (m)	2,962

		6,462

	Netherlands — 1.9%
43	Corio N.V. (m)	2,632
71	Eurocommercial Properties N.V. (m)	3,384
364	Koninklijke KPN N.V. (m)	5,195

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
	Netherlands— Continued
1	LyondellBasell Industries N.V., Class A	33
181	Nieuwe Steen Investments N.V. (m)	3,380
322	Royal Dutch Shell plc, Class A (m)	11,779
181	Unilever N.V. CVA (m)	5,891
57	Vastned Retail N.V. (m)	3,867
20	Wereldhave N.V. (m)	1,818

		37,979

	Norway — 0.4%
512	DnB NOR ASA (m)	7,448

	Philippines — 0.1%
48	Philippine Long Distance Telephone Co., ADR (m)	2,703

	Poland — 0.2%
723	Telekomunikacja Polska S.A. (m)	4,524

	Qatar — 0.3%
169	Commercial Bank of Qatar QSC (The) (m)	3,432
96	Industries Qatar QSC (m)	3,620

		7,052

	Russia — 0.4%
355	Mechel, ADR (m)	3,068
73	Mobile Telesystems OJSC, ADR (m)	1,371
68	Tatneft, ADR (m)	2,846

		7,285

	Singapore — 1.2%
4,020	Ascendas India Trust (m)	3,205
757	Ascendas REIT (m)	1,282
1,499	Ascott Residence Trust (m)	1,474
2,898	Cambridge Industrial Trust (m)	1,214
1,539	CapitaCommercial Trust (m)	1,801
643	Singapore Airlines Ltd. (m)	7,571
2,726	Singapore Telecommunications Ltd. (m)	7,595

		24,142

	South Africa — 0.9%
1,266	African Bank Investments Ltd. (m)	6,375
879	Growthpoint Properties Ltd. (m)	2,420
312	Hyprop Investments Ltd. (m)	2,552
41	Kumba Iron Ore Ltd. (m)	3,111
737	Redefine Properties Ltd. (m)	893
249	Vodacom Group Ltd. (m)	3,169

		18,520

	South Korea — 0.7%
125	Daishin Securities Co., Ltd. (m)	1,614
56	KT Corp. (m)	2,109
262	KT Corp., ADR (m)	5,175
84	KT&G Corp. (m)	5,205

		14,103

	Sweden — 0.3%
514	Telefonaktiebolaget LM Ericsson, Class B (m)	6,454

	Switzerland — 0.8%
116	Novartis AG (m)	7,127
39	Zurich Financial Services AG (a) (m)	9,317

		16,444

	Taiwan — 0.9%
316	Asustek Computer, Inc. (m)	2,540
3,982	Macronix International (m)	1,990
264	MediaTek, Inc. (m)	2,365
861	Novatek Microelectronics Corp. (m)	2,410
1,201	Quanta Computer, Inc. (a) (m)	2,958
997	Taiwan Mobile Co., Ltd. (m)	2,745
340	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	4,197

		19,205

	Thailand — 0.7%
1,185	Advanced Info Service PCL (m)	4,583
4,009	Bangkok Expressway PCL (m)	2,487
2,381	Charoen Pokphand Foods PCL (m)	2,475
346	Siam Cement PCL (m)	5,076

		14,621

	Turkey — 0.4%
199	Ford Otomotiv Sanayi A.S. (m)	1,561
157	Tupras Turkiye Petrol Rafinerileri A.S. (m)	3,803
553	Turk Telekomunikasyon A.S. (m)	2,358

		7,722

	United Kingdom — 2.4%
218	British American Tobacco plc (m)	10,050
577	British Land Co. plc (m)	5,518
625	Cairn Energy plc (a) (m)	3,776
1,376	Centrica plc (m)	6,906
361	GlaxoSmithKline plc (m)	8,056
99	Land Securities Group plc (m)	1,377
144	Standard Chartered plc (m)	3,673
3,577	Vodafone Group plc (m)	10,032

		49,388

	United States — 12.4%
17	3M Co.	1,453
155	Abbott Laboratories (m)	7,945
44	Apartment Investment & Management Co., Class A (m)	1,207
37	AT&T, Inc.	1,085
181	Brandywine Realty Trust (m)	2,164
201	Bristol-Myers Squibb Co. (m)	5,766
2	Broder Brothers Co. (a) (f) (i)	27
190	Carnival Corp. (m)	6,312
242	CenterPoint Energy, Inc. (m)	4,745
33	CenturyLink, Inc.	1,240
91	Chevron Corp. (m)	9,473
27	Chubb Corp.	1,692
26	Cincinnati Financial Corp.	723
80	Cinemark Holdings, Inc.	1,550
33	CMS Energy Corp.	624
179	Coca-Cola Co. (The) (m)	12,170
109	ConocoPhillips (m)	7,851
1	Constar International, Inc., ADR (a) (f) (i)	–	(h)
292	DCT Industrial Trust, Inc. (m)	1,582
25	Dr. Pepper Snapple Group, Inc.	953
212	Duke Realty Corp. (m)	2,974
260	E.I. du Pont de Nemours & Co. (m)	13,390
32	EastGroup Properties, Inc. (m)	1,442
4	Eurofresh, Inc., ADR (a) (f) (i)	1
497	Frontier Communications Corp. (m)	3,725

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
	United States— Continued
1	General Motors Co. (a)	14
33	Genuine Parts Co.	1,731
116	HCP, Inc. (m)	4,250
35	Health Care REIT, Inc. (m)	1,853
32	Home Depot, Inc.	1,123
20	Illinois Tool Works, Inc.	1,011
50	International Business Machines Corp. (m)	9,032
20	JM Smucker Co. (The)	1,519
23	Johnson & Johnson	1,520
9	Kimberly-Clark Corp.	607
68	Liberty Property Trust (m)	2,313
40	Lincare Holdings, Inc.	1,035
14	Lorillard, Inc.	1,531
13	M&T Bank Corp.	1,091
83	Mack-Cali Realty Corp. (m)	2,755
215	Mattel, Inc. (m)	5,719
88	McDonald’s Corp. (m)	7,640
252	Merck & Co., Inc. (m)	8,591
84	Microsoft Corp.	2,298
39	Molex, Inc.	904
60	National Retail Properties, Inc. (m)	1,508
24	NextEra Energy, Inc.	1,325
19	Northeast Utilities	660
72	Old Republic International Corp.	755
44	Omega Healthcare Investors, Inc. (m)	866
113	Oneok, Inc. (m)	8,234
146	Paychex, Inc. (m)	4,135
79	Pennsylvania Real Estate Investment Trust (m)	1,148
115	People’s United Financial, Inc.	1,455
501	Pfizer, Inc. (m)	9,648
36	Philip Morris International, Inc.	2,556
22	PPG Industries, Inc.	1,854
35	Procter & Gamble Co. (The)	2,124
53	Regal Entertainment Group, Class A	674
70	Regency Centers Corp. (m)	3,158
27	Sempra Energy	1,364
61	Senior Housing Properties Trust (m)	1,465
23	Snap-On, Inc.	1,299
40	Southern Co.	1,592
40	Spectra Energy Corp.	1,078
155	Sysco Corp. (m)	4,738
19	T. Rowe Price Group, Inc.	1,056
27	Time Warner Cable, Inc.	1,952
375	Time Warner, Inc. (m)	13,200
33	Travelers Cos., Inc. (The)	1,845
3	U.S. Concrete, Inc. (a)	28
1	Unisys Corp. (a)	17
51	Ventas, Inc. (m)	2,755
256	Verizon Communications, Inc. (m)	9,035
19	Wal-Mart Stores, Inc.	1,019
34	Washington Real Estate Investment Trust (m)	1,092
18	Watsco, Inc.	1,059
49	Weingarten Realty Investors (m)	1,247
289	Wells Fargo & Co. (m)	8,075
40	Williams Cos., Inc. (The)	1,258
342	Xcel Energy, Inc. (m)	8,214

		250,119

	Total Common Stocks (Cost $787,633)	815,429

PRINCIPAL AMOUNT

	Convertible Bonds — 4.0%
		Australia — 0.4%
AUD	6,500	CFS Retail Property Trust, 5.075%, 08/21/14	7,013
AUD	750	Western Areas NL, 8.000%, 07/02/12	844

			7,857

		Bermuda — 0.3%
	7,800	Frontline Ltd., 4.500%, 04/14/15	6,138
	1,000	Petroplus Finance Ltd., 4.000%, 10/16/15	885

			7,023

		Cayman Islands — 0.4%
	3,900	Polarcus Ltd., 2.875%, 04/27/16	3,563
	4,877	Suntech Power Holdings Co., Ltd., 3.000%, 03/15/13	3,999

			7,562

		Greece — 0.2%
	5,105	DryShips, Inc., 5.000%, 12/01/14	4,282

		India — 0.5%
	5,300	Jaiprakash Power Ventures Ltd., 5.000%, 02/13/15	5,184
	3,500	JSW Steel Ltd., Zero Coupon, 06/28/12	4,683
	310	Suzlon Energy Ltd., Zero Coupon, 06/12/12	395

			10,262

		Netherlands — 0.0% (g)
EUR	300	Q-Cells International Finance B.V., 5.750%, 05/26/14	215

		South Africa — 0.3%
ZAR	36,000	Steinhoff International Holdings Ltd., 9.625%, 07/20/15	6,324

		South Korea — 0.2%
	3,200	STX Pan Ocean Co., Ltd., 4.500%, 11/20/14	3,069

		Spain — 0.1%
EUR	1,350	Abengoa S.A., 4.500%, 02/03/17	1,850
EUR	300	Fomento de Construcciones y Contratas S.A., 6.500%, 10/30/14	417

			2,267

		Sweden — 0.0% (g)
SEK	4,000	SAS AB, 7.500%, 04/01/15	553

		United Arab Emirates — 0.1%
EUR	1,600	Aabar Investments PJSC, 4.000%, 05/27/16	2,219

		United Kingdom — 0.6%
GBP	3,800	Cable & Wireless Worldwide plc, 5.750%, 11/24/14	6,141
GBP	200	SVG Capital plc, 8.250%, 06/05/16	327
GBP	3,900	TUI Travel plc, 6.000%, 10/05/14	6,212

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United Kingdom— Continued
		12,680

	United States — 0.9%
947	Advanced Micro Devices, Inc., 6.000%, 05/01/15	964
6,398	Apollo Investment Corp., 5.750%, 01/15/16 (e)	6,278
615	Ares Capital Corp., 5.125%, 06/01/16 (e)	623
1,463	Corporate Office Properties LP, 4.250%, 04/15/30 (e)	1,447
7,053	Knight Capital Group, Inc., 3.500%, 03/15/15	6,620
15	U.S. Concrete, Inc., 9.500%, 08/31/15 (e)	18

		15,950

	Total Convertible Bonds (Cost $82,139)	80,263

Corporate Bonds — 35.8%
	Australia — 0.2%
250	Boart Longyear Management Pty Ltd., 7.000%, 04/01/21 (e)	257
	FMG Resources August 2006 Pty Ltd.,
750	6.375%, 02/01/16 (e)	762
625	6.875%, 02/01/18 (e)	650
1,300	7.000%, 11/01/15 (e)	1,347

		3,016

	Austria — 0.0% (g)
700	Sappi Papier Holding GmbH, 6.625%, 04/15/21 (e)	690

	Bahamas — 0.0% (g)
535	Ultrapetrol Bahamas Ltd., 9.000%, 11/24/14	538

	Bermuda — 0.2%
635	Aircastle Ltd., 9.750%, 08/01/18	703
1,125	Catlin Insurance Co., Ltd., VAR, 7.249%, 01/19/17 (e) (x)	1,062
850	Digicel Group Ltd., 10.500%, 04/15/18 (e)	950
650	Digicel Ltd., 8.250%, 09/01/17 (e)	675
355	Global Crossing Ltd., 12.000%, 09/15/15	412
200	Seadrill Ltd., 6.500%, 10/05/15	196

		3,998

	Canada — 0.5%
1,250	Cascades, Inc., 7.750%, 12/15/17	1,294
175	Essar Steel Algoma, Inc., 9.375%, 03/15/15 (e)	176
470	Garda World Security Corp., 9.750%, 03/15/17 (e)	496
900	Novelis, Inc., 8.750%, 12/15/20	1,001
	Precision Drilling Corp.,
210	6.500%, 12/15/21 (e)	214
135	6.625%, 11/15/20	140
	Quebecor Media, Inc.,
5,200	7.750%, 03/15/16	5,381
	Quebecor World Capital Corp.,
50	6.125%, 11/15/13 (d)	2
50	9.750%, 01/15/15 (d)	1
200	Taseko Mines Ltd., 7.750%, 04/15/19	204
325	Thompson Creek Metals Co., Inc., 7.375%, 06/01/18 (e)	322
875	Trinidad Drilling Ltd., 7.875%, 01/15/19 (e)	919

		10,150

	Cayman Islands — 0.1%
600	MCE Finance Ltd., 10.250%, 05/15/18	680
	Seagate HDD Cayman,
45	6.875%, 05/01/20 (e)	45
665	7.000%, 11/01/21 (e)	671
460	7.750%, 12/15/18 (e)	483
150	Seagate Technology HDD Holdings, 6.800%, 10/01/16	159
625	UPCB Finance III Ltd., 6.625%, 07/01/20 (e)	627

		2,665

	France — 0.1%
780	Cie Generale de Geophysique-Veritas, 6.500%, 06/01/21 (e)	770
850	CMA CGM S.A., 8.500%, 04/15/17 (e)	633
150	Pernod-Ricard S.A., 5.750%, 04/07/21 (e)	162
600	Rhodia S.A., 6.875%, 09/15/20 (e)	701

		2,266

	Germany — 0.0%(g)
800	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.125%, 12/01/17 (e)	860

	Ireland — 0.5%
	Ardagh Packaging Finance plc,
200	7.375%, 10/15/17 (e)	207
5,800	9.125%, 10/15/20 (e)	6,118
	Elan Finance plc/Elan Finance Corp.,
900	8.750%, 10/15/16	958
600	8.750%, 10/15/16	638
1,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.748%, 02/02/21 (e)	1,031
400	XL Group plc, Series E, VAR, 6.500%, 04/15/17 (x)	374

		9,326

	Japan — 0.0% (g)
750	eAccess Ltd., 8.250%, 04/01/18 (e)	763

	Kazakhstan — 0.6%
9,465	KazMunayGas National Co.,
	11.750%, 01/23/15	11,784

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Luxembourg — 1.5%
	APERAM,
150	7.375%, 04/01/16 (e)	149
150	7.750%, 04/01/18 (e)	151
225	Calcipar S.A., 6.875%, 05/01/18 (e)	227
	Intelsat Jackson Holdings S.A.,
250	7.250%, 04/01/19 (e)	253
4,195	7.250%, 10/15/20 (e)	4,242
200	7.500%, 04/01/21 (e)	203
125	8.500%, 11/01/19	134
1,250	9.500%, 06/15/16	1,314
4,280	11.250%, 06/15/16	4,557
	Intelsat Luxembourg S.A.,
3,250	11.250%, 02/04/17	3,478
3,442	PIK, 12.500%, 02/04/17 (e)	3,700
750	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., 10.500%, 04/15/18	831
5,850	RSHB Capital S.A. for OJSC Russian Agricultural Bank, 9.000%, 06/11/14	6,713
	Wind Acquisition Finance S.A.,
200	7.250%, 02/15/18 (e)	200
2,030	11.750%, 07/15/17 (e)	2,250

		28,402

	Mexico — 0.5%
	Cemex S.A.B. de C.V.,
6,500	4.875%, 03/15/15	5,760
650	9.000%, 01/11/18 (e)	611
2,000	VAR, 5.246%, 09/30/15 (e)	1,840
	Kansas City Southern de Mexico S.A. de C.V.,
150	6.125%, 06/15/21 (e)	153
243	6.625%, 12/15/20 (e)	255
600	8.000%, 02/01/18	665

		9,284

	Netherlands — 0.2%
3,600	NXP B.V./NXP Funding LLC, 9.750%, 08/01/18 (e)	4,041
	VimpelCom Holdings B.V.,
200	6.255%, 03/01/17 (e)	201
500	7.504%, 03/01/22 (e)	500
200	VAR, 4.246%, 06/29/14 (e)	201

		4,943

	Norway — 0.0% (g)
600	Sevan Marine ASA, VAR, 3.417%, 05/14/13 (e)	456

	United Arab Emirates — 0.3%
	Dubai Electricity & Water Authority,
5,520	8.500%, 04/22/15 (e)	6,210

	United Kingdom — 0.2%
1,380	Barclays Bank plc, VAR, 7.434%, 12/15/17 (e) (x)	1,383
2,250	Ineos Finance plc, 9.000%, 05/15/15 (e)	2,380
900	Virgin Media Finance plc, 8.375%, 10/15/19	1,006

		4,769

	United States — 30.9%
910	AbitibiBowater, Inc., 10.250%, 10/15/18 (e)	994
	Accellent, Inc.,
3,250	8.375%, 02/01/17	3,372
750	10.000%, 11/01/17	737
	ACCO Brands Corp.,
750	7.625%, 08/15/15	758
750	10.625%, 03/15/15	837
2,525	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	2,544
600	ACL I Corp., PIK, 10.625%, 02/15/16 (e)	552
	Advanced Micro Devices, Inc.,
500	7.750%, 08/01/20	526
200	8.125%, 12/15/17	213
	AES Corp. (The),
275	7.375%, 07/01/21 (e)	285
2,500	8.000%, 10/15/17	2,699
750	9.750%, 04/15/16	859
931	AES Eastern Energy LP, 9.000%, 01/02/17	603
388	AK Steel Corp., 7.625%, 05/15/20	397
2,250	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	2,031
200	Aleris International, Inc., 7.625%, 02/15/18 (e)	203
400	Allbritton Communications Co., 8.000%, 05/15/18	411
1,100	Alliance One International, Inc., 10.000%, 07/15/16	1,056
1,850	Alliant Techsystems, Inc., 6.750%, 04/01/16	1,901
	Ally Financial, Inc.,
4,400	6.250%, 12/01/17	4,483
6,250	6.750%, 12/01/14	6,563
900	7.500%, 09/15/20	945
8,300	8.000%, 11/01/31	8,890
	Alpha Natural Resources, Inc.,
435	6.000%, 06/01/19	449
435	6.250%, 06/01/21	450
270	Alta Mesa Holdings/Alta Mesa Finance Services Corp., 9.625%, 10/15/18 (e)	271
1,800	AMC Entertainment, Inc., 8.750%, 06/01/19	1,913
215	American Achievement Corp., 10.875%, 04/15/16 (e)	190
1,000	American Airlines 2011-1 Class B Pass-Through Trust, 7.000%, 01/31/18 (e)	945
213	American Airlines Pass Through Trust 2001-01, 7.377%, 05/23/19	179
605	American Airlines, Inc., 13.000%, 08/01/16	688

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States— Continued
1,725	American International Group, Inc., VAR, 8.175%, 05/15/58	1,880
104	American Petroleum Tankers Parent LLC/AP Tankers Co., 10.250%, 05/01/15	108
225	American Standard Americas, 10.750%, 01/15/16 (e)	216
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,285	6.250%, 08/20/19	1,289
175	6.500%, 05/20/21	179
990	Ameristar Casinos, Inc., 7.500%, 04/15/21 (e)	1,030
63	AMGH Merger Sub, Inc., 9.250%, 11/01/18 (e)	67
2,295	Amkor Technology, Inc., 7.375%, 05/01/18	2,358
250	Amsted Industries, Inc., 8.125%, 03/15/18 (e)	263
1,052	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	1,112
	Arch Coal, Inc.,
850	7.000%, 06/15/19 (e)	890
300	7.250%, 10/01/20	314
450	7.250%, 06/15/21 (e)	472
2,175	8.750%, 08/01/16	2,415
1,750	Armored Autogroup, Inc., 9.250%, 11/01/18 (e)	1,715
500	Associated Materials LLC, 9.125%, 11/01/17	505
1,540	Atkore International, Inc., 9.875%, 01/01/18 (e)	1,629
	Avaya, Inc.,
3,750	7.000%, 04/01/19 (e)	3,628
900	9.750%, 11/01/15	916
1,250	PIK, 10.875%, 11/01/15	1,278
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
2,870	8.250%, 01/15/19	2,960
2,640	9.625%, 03/15/18	2,861
375	Aviv Healthcare Properties LP, 7.750%, 02/15/19 (e)	382
270	Ball Corp., 5.750%, 05/15/21	273
	Bank of America Corp.,
250	5.625%, 07/01/20	260
1,442	VAR, 8.000%, 01/30/18 (x)	1,485
170	VAR, 8.125%, 05/15/18 (x)	175
350	BankAmerica Institutional Capital B, 7.700%, 12/31/26 (e)	356
100	Barrington Broadcasting Group LLC/Barrington Broadcasting Capital Corp., 10.500%, 08/15/14	97
210	B-Corp. Merger Sub, Inc., 8.250%, 06/01/19 (e)	212
180	BE Aerospace, Inc., 6.875%, 10/01/20	194
80	Beazer Homes USA, Inc., 6.875%, 07/15/15	69
10	Belden, Inc., 9.250%, 06/15/19	11
	Berry Plastics Corp.,
170	9.500%, 05/15/18	170
200	9.750%, 01/15/21	199
595	Bill Barrett Corp., 9.875%, 07/15/16	672
8,250	Biomet, Inc., PIK, 11.125%, 10/15/17	8,992
50	Block Communications, Inc., 8.250%, 12/15/15 (e)	52
125	Boise Paper Holdings LLC/Boise Co.- Issuer Co., 8.000%, 04/01/20	132
216	Boyd Gaming Corp., 9.125%, 12/01/18 (e)	223
275	Bresnan Broadband Holdings LLC, 8.000%, 12/15/18 (e)	285
750	Briggs & Stratton Corp., 6.875%, 12/15/20	795
	Brigham Exploration Co.,
140	6.875%, 06/01/19 (e)	147
360	8.750%, 10/01/18	405
305	Brightstar Corp., 9.500%, 12/01/16 (e)	326
28	Broder Brothers Co., PIK, 12.000%, 10/15/13 (e)	28
	Building Materials Corp. of America,
400	6.750%, 05/01/21 (e)	406
500	6.875%, 08/15/18 (e)	515
3,000	Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (e)	3,026
1,000	Burger King Corp., 9.875%, 10/15/18	1,093
9,350	Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	10,296
970	Calfrac Holdings LP, 7.500%, 12/01/20 (e)	999
75	Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.000%, 06/01/16 (e)	81
	Calpine Corp.,
62	7.250%, 10/15/17 (e)	64
665	7.500%, 02/15/21 (e)	688
335	7.875%, 01/15/23 (e)	352
180	Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, 05/01/19 (e)	185
1,050	Capella Healthcare, Inc., 9.250%, 07/01/17 (e)	1,110
300	Capital One Capital V, 10.250%, 08/15/39	317
350	Carriage Services, Inc., 7.875%, 01/15/15	354
375	Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	399
1,600	Case New Holland, Inc., 7.875%, 12/01/17 (e)	1,812
350	Casella Waste Systems, Inc., 7.750%, 02/15/19 (e)	347
670	Catalent Pharma Solutions, Inc., PIK, 9.500%, 04/15/15	684

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States— Continued
770	CB Richard Ellis Services, Inc., 6.625%, 10/15/20	789
300	CCH II LLC/CCH II Capital Corp., 13.500%, 11/30/16	354
	CCO Holdings LLC/CCO Holdings Capital Corp.,
1,075	6.500%, 04/30/21	1,072
295	7.000%, 01/15/19	307
270	7.000%, 01/15/19 (e)	280
2,085	7.250%, 10/30/17	2,200
5,125	7.875%, 04/30/18	5,508
2,022	8.125%, 04/30/20	2,219
375	CDRT Merger Sub, Inc., 8.125%, 06/01/19 (e)	375
550	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 9.125%, 08/01/18	595
175	Celanese US Holdings LLC, 6.625%, 10/15/18	189
2,000	Central Garden & Pet Co., 8.250%, 03/01/18	2,060
375	Century Aluminum Co., 8.000%, 05/15/14	390
	Cenveo Corp.,
1,924	8.875%, 02/01/18	1,862
50	10.500%, 08/15/16 (e)	49
3,648	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	3,881
25	CF Industries, Inc., 7.125%, 05/01/20	29
1,230	Chemtura Corp., 7.875%, 09/01/18	1,315
	Chesapeake Energy Corp.,
475	6.125%, 02/15/21	497
65	6.875%, 08/15/18	70
150	9.500%, 02/15/15	176
	Chrysler Group LLC/CG Co-Issuer, Inc.,
514	8.000%, 06/15/19 (e)	497
514	8.250%, 06/15/21 (e)	504
5,786	CHS/Community Health Systems, Inc., 8.875%, 07/15/15	5,981
150	Chukchansi Economic Development Authority, VAR, 3.917%, 11/15/12 (e)	122
	Cincinnati Bell, Inc.,
215	8.250%, 10/15/17	218
650	8.750%, 03/15/18	623
	CIT Group, Inc.,
1,830	6.625%, 04/01/18 (e)	1,930
500	7.000%, 05/01/15	501
3,950	7.000%, 05/01/16	3,960
400	7.000%, 05/02/16 (e)	401
6,350	7.000%, 05/01/17	6,365
5,120	7.000%, 05/02/17 (e)	5,133
175	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	204
	CityCenter Holdings LLC/CityCenter Finance Corp.,
250	7.625%, 01/15/16 (e)	261
1,293	PIK, 11.500%, 01/15/17 (e)	1,390
891	CKE Restaurants, Inc., 11.375%, 07/15/18	982
3,000	Claire’s Stores, Inc., 8.875%, 03/15/19 (e)	2,820
650	Clear Channel Communications, Inc., 9.000%, 03/01/21 (e)	614
	Clear Channel Worldwide Holdings, Inc.,
5,900	9.250%, 12/15/17	6,445
250	9.250%, 12/15/17	272
	Clearwire Communications LLC/Clearwire Finance, Inc.,
4,583	12.000%, 12/01/15 (e)	4,663
1,383	12.000%, 12/01/15 (e)	1,412
400	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17	428
775	CNG Holdings, Inc., 12.250%, 02/15/15 (e)	841
940	CNL Income Properties, Inc., 7.250%, 04/15/19 (e)	858
270	Cogent Communications Group, Inc., 8.375%, 02/15/18 (e)	284
170	Colt Defense LLC/Colt Finance Corp., 8.750%, 11/15/17	149
380	Columbus McKinnon Corp., 7.875%, 02/01/19	393
895	Commercial Barge Line Co., 12.500%, 07/15/17	1,000
125	Commercial Vehicle Group, Inc., 7.875%, 04/15/19 (e)	125
450	Community Choice Financial, Inc., 10.750%, 05/01/19 (e)	462
	Comstock Resources, Inc.,
450	7.750%, 04/01/19	468
950	8.375%, 10/15/17	1,007
	Concho Resources, Inc.,
490	6.500%, 01/15/22	512
731	7.000%, 01/15/21	788
	Consol Energy, Inc.,
100	8.000%, 04/01/17	110
350	8.250%, 04/01/20	390
40	Constar International, Inc., 11.000%, 12/31/17 (f) (i)	40
	Constellation Brands, Inc.,
1,000	7.250%, 09/01/16	1,103
2,100	7.250%, 05/15/17	2,299
438	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	433
104	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	108
908	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	940

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — Continued
	Continental Resources, Inc.,
175	7.125%, 04/01/21	187
475	7.375%, 10/01/20	512
750	Corrections Corp. of America, 7.750%, 06/01/17	815
700	CPI International, Inc., 8.000%, 02/15/18 (e)	665
111	CPM Holdings, Inc., 10.875%, 09/01/14	120
	Cricket Communications, Inc.,
15	7.750%, 05/15/16	16
1,550	7.750%, 10/15/20	1,538
1,500	Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 02/15/18	1,631
	CSC Holdings LLC,
375	7.625%, 07/15/18	409
440	7.875%, 02/15/18	483
284	8.625%, 02/15/19	325
900	D.R. Horton, Inc., 5.625%, 01/15/16	915
85	Dave & Buster’s, Inc., 11.000%, 06/01/18	93
	DaVita, Inc.,
225	6.375%, 11/01/18	229
225	6.625%, 11/01/20	230
2,660	Del Monte Foods Co., 7.625%, 02/15/19 (e)	2,736
115	Delta Air Lines 2007-1 Class B Pass- Through Trust, 8.021%, 08/10/22	116
368	Delta Air Lines 2007-1 Class C Pass- Through Trust, 8.954%, 08/10/14	376
70	Delta Air Lines 2009-1 Series B Pass- Through Trust, 9.750%, 12/17/16	74
1,060	Deluxe Corp., 7.000%, 03/15/19 (e)	1,055
	Denbury Resources, Inc.,
1,400	8.250%, 02/15/20	1,547
500	9.750%, 03/01/16	559
465	Developers Diversified Realty Corp., 7.875%, 09/01/20	550
600	DineEquity, Inc., 9.500%, 10/30/18	659
	DISH DBS Corp.,
918	6.750%, 06/01/21 (e)	948
4,500	7.125%, 02/01/16	4,804
215	7.750%, 05/31/15	235
10,040	7.875%, 09/01/19	11,030
	DJO Finance LLC/DJO Finance Corp.,
1,550	7.750%, 04/15/18 (e)	1,577
500	10.875%, 11/15/14	536
475	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	471
350	Ducommun, Inc., 9.750%, 07/15/18 (e)	360
150	Dunkin Finance Corp., 9.625%, 12/01/18 (e)	151
682	DuPont Fabros Technology LP, 8.500%, 12/15/17	747
200	Dycom Investments, Inc., 7.125%, 01/15/21 (e)	204
100	Dynacast International LLC/Dynacast Finance, Inc., 9.250%, 07/15/19 (e)	102
	Dynegy Holdings, Inc.,
100	7.125%, 05/15/18	68
2,000	7.750%, 06/01/19	1,360
600	Dynegy Roseton/Danskammer Pass- Through Trust, 7.670%, 11/08/16	465
2,030	Eastman Kodak Co., 9.750%, 03/01/18 (e)	1,685
2,600	Easton-Bell Sports, Inc., 9.750%, 12/01/16	2,870
	Edison Mission Energy,
1,546	7.200%, 05/15/19	1,163
54	7.750%, 06/15/16	47
	EH Holding Corp.,
2,000	6.500%, 06/15/19 (e)	2,058
180	7.625%, 06/15/21 (e)	185
25	El Paso Pipeline Partners Operating Co., LLC, 6.500%, 04/01/20	29
	Endo Pharmaceuticals Holdings, Inc.,
225	7.000%, 07/15/19 (e)	236
300	7.250%, 01/15/22 (e)	315
2,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20	2,110
185	Energy XXI Gulf Coast, Inc., 7.750%, 06/15/19	187
	Equinix, Inc.,
615	7.000%, 07/15/21	639
35	8.125%, 03/01/18	39
16	Eurofresh, Inc., 15.000%, 11/18/16 (f) (i)	16
35	Express LLC/Express Finance Corp., 8.750%, 03/01/18	38
840	Exterran Holdings, Inc., 7.250%, 12/01/18 (e)	853
950	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	917
53	FGI Holding Co., Inc., PIK, 13.000%, 10/01/15	54
1,800	FGI Operating Co., Inc., 10.250%, 08/01/15	1,926
	Fidelity National Information Services, Inc.,
50	7.625%, 07/15/17	53
900	7.875%, 07/15/20	961
	First Data Corp.,
943	8.250%, 01/15/21 (e)	924
5,235	8.875%, 08/15/20 (e)	5,601
754	9.875%, 09/24/15	765
1,437	12.625%, 01/15/21 (e)	1,523
4,605	PIK, 8.750%, 01/15/22 (e)	4,513
275	First Industrial LP, 6.420%, 06/01/14	288
140	First Wind Capital LLC, 10.250%, 06/01/18 (e)	141
59	Ford Holdings LLC, 9.300%, 03/01/30	75

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — Continued
	Ford Motor Co.,
4,000	7.450%, 07/16/31	4,559
125	7.750%, 06/15/43	131
100	8.900%, 01/15/32	121
50	9.980%, 02/15/47	61
	Ford Motor Credit Co. LLC,
3,000	5.000%, 05/15/18	3,016
200	5.750%, 02/01/21	204
4,125	6.625%, 08/15/17	4,517
2,300	7.000%, 04/15/15	2,519
250	8.000%, 12/15/16	286
100	8.125%, 01/15/20	119
95	Foresight Energy LLC/Foresight Energy Corp., 9.625%, 08/15/17 (e)	101
1,000	Forest City Enterprises, Inc., 6.500%, 02/01/17	948
455	Forest Oil Corp., 7.250%, 06/15/19	473
	Freescale Semiconductor, Inc.,
660	8.050%, 02/01/20 (e)	665
4,225	9.250%, 04/15/18 (e)	4,605
204	10.125%, 03/15/18 (e)	227
100	10.750%, 08/01/20 (e)	113
275	Fresenius Medical Care U.S. Finance, Inc., 5.750%, 02/15/21 (e)	272
	Frontier Communications Corp.,
20	7.125%, 03/15/19	21
25	8.250%, 04/15/17	27
2,000	8.500%, 04/15/20	2,196
25	8.750%, 04/15/22	27
315	Frontier Oil Corp., 6.875%, 11/15/18	336
100	FTI Consulting, Inc., 7.750%, 10/01/16	104
	Gannett Co., Inc.,
100	7.125%, 09/01/18 (e)	102
143	10.000%, 04/01/16	166
1,750	GCI, Inc., 8.625%, 11/15/19	1,925
100	General Cable Corp., VAR, 2.621%, 04/01/15	97
593	General Maritime Corp., 12.000%, 11/15/17	382
365	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18 (e)	371
	Geo Group, Inc. (The),
2,000	6.625%, 02/15/21 (e)	2,000
750	7.750%, 10/15/17	803
350	Georgia-Pacific LLC, 5.400%, 11/01/20 (e)	370
300	Giant Funding Corp., 8.250%, 02/01/18 (e)	316
180	Global Geophysical Services, Inc., 10.500%, 05/01/17	190
3,425	Goodyear Tire & Rubber Co. (The), 8.250%, 08/15/20	3,759
	Graham Packaging Co. LP/GPC Capital Corp. I,
1,250	8.250%, 01/01/17	1,322
1,250	8.250%, 10/01/18	1,328
	Graphic Packaging International, Inc.,
240	7.875%, 10/01/18	261
150	9.500%, 06/15/17	166
125	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19 (e)	124
2,500	Griffon Corp., 7.125%, 04/01/18 (e)	2,494
3,000	Gymboree Corp., 9.125%, 12/01/18	2,895
3,020	Hanesbrands, Inc., 8.000%, 12/15/16	3,318
800	Harland Clarke Holdings Corp., VAR, 6.000%, 05/15/15	658
3,300	HCA Holdings, Inc., 7.750%, 05/15/21 (e)	3,358
	HCA, Inc.,
705	6.500%, 02/15/20	716
50	7.250%, 09/15/20	53
75	7.500%, 02/15/22	76
5,525	9.250%, 11/15/16	5,894
7,340	PIK, 10.375%, 11/15/16	7,853
2,150	Health Management Associates, Inc., 6.125%, 04/15/16	2,225
	Hertz Corp. (The),
2,500	6.750%, 04/15/19 (e)	2,500
1,000	7.500%, 10/15/18 (e)	1,033
50	Hexcel Corp., 6.750%, 02/01/15	51
	Hilcorp Energy I LP/Hilcorp Finance Co.,
568	7.625%, 04/15/21 (e)	602
1,145	8.000%, 02/15/20 (e)	1,237
	Holly Energy Partners LP/Holly Energy Finance Corp.,
25	6.250%, 03/01/15	25
50	8.250%, 03/15/18	53
25	HollyFrontier Corp., 9.875%, 06/15/17	28
	Homer City Funding LLC,
64	8.137%, 10/01/19	59
183	8.734%, 10/01/26	168
	Host Hotels & Resorts LP,
175	6.000%, 11/01/20	179
1,500	6.750%, 06/01/16	1,547
400	HSN, Inc., 11.250%, 08/01/16	454
	HUB International Holdings, Inc.,
65	9.000%, 12/15/14 (e)	66
800	10.250%, 06/15/15 (e)	800
	Huntington Ingalls Industries, Inc.,
380	6.875%, 03/15/18 (e)	392
190	7.125%, 03/15/21 (e)	196
2,690	Huntsman International LLC, 5.500%, 06/30/16	2,663
1,625	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19 (e)	1,609
680	iGate Corp., 9.000%, 05/01/16 (e)	680
1,020	ILFC E-Capital Trust I, VAR, 5.740%, 12/21/65 (e)	853
1,950	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	1,667
	Inergy LP/Inergy Finance Corp.,
250	6.875%, 08/01/21 (e)	251

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — Continued
150	7.000%, 10/01/18	153
450	Ingles Markets, Inc., 8.875%, 05/15/17	484
400	Insight Communications Co., Inc., 9.375%, 07/15/18 (e)	434
946	Intcomex, Inc., 13.250%, 12/15/14	972
1,200	Interactive Data Corp., 10.250%, 08/01/18	1,338
1,250	Interface, Inc., 7.625%, 12/01/18	1,331
	International Lease Finance Corp.,
875	8.250%, 12/15/20	973
1,700	8.625%, 09/15/15	1,874
5,800	8.750%, 03/15/17	6,481
50	International Wire Group Holdings, Inc., 9.750%, 04/15/15 (e)	52
500	inVentiv Health, Inc., 10.000%, 08/15/18 (e)	488
	Iron Mountain, Inc.,
1,827	8.375%, 08/15/21	1,955
1,690	8.750%, 07/15/18	1,762
	Isle of Capri Casinos, Inc.,
499	7.000%, 03/01/14	499
1,000	7.750%, 03/15/19 (e)	1,020
1,000	J. Crew Group, Inc., 8.125%, 03/01/19 (e)	968
	Jarden Corp.,
1,600	7.500%, 05/01/17	1,674
1,375	7.500%, 01/15/20	1,444
245	8.000%, 05/01/16	266
1,230	JBS USA LLC/JBS USA Finance, Inc., 7.250%, 06/01/21 (e)	1,215
660	JMC Steel Group, 8.250%, 03/15/18 (e)	685
859	K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	797
295	Kemet Corp., 10.500%, 05/01/18	327
295	Kennedy-Wilson, Inc., 8.750%, 04/01/19 (e)	295
330	Key Energy Services, Inc., 6.750%, 03/01/21	341
550	Knowledge Learning Corp., 7.750%, 02/01/15 (e)	539
	Kratos Defense & Security Solutions, Inc.,
740	10.000%, 06/01/17 (e)	790
	Lamar Media Corp.,
32	6.625%, 08/15/15	32
350	7.875%, 04/15/18	372
90	Landry’s Holdings, Inc., 11.500%, 06/01/14 (e)	90
	Landry’s Restaurants, Inc.,
1,110	11.625%, 12/01/15 (e)	1,213
750	Lear Corp., 8.125%, 03/15/20	821
351	Lender Processing Services, Inc., 8.125%, 07/01/16	356
	Lennar Corp.,
320	5.600%, 05/31/15	317
535	6.950%, 06/01/18	524
275	12.250%, 06/01/17	337
1,000	Level 3 Communications, Inc., 11.875%, 02/01/19 (e)	1,095
	Level 3 Financing, Inc.,
1,000	8.750%, 02/15/17	1,017
58	9.250%, 11/01/14	60
225	9.375%, 04/01/19 (e)	235
455	10.000%, 02/01/18	490
1,530	Libbey Glass, Inc., 10.000%, 02/15/15	1,660
	Liberty Mutual Group, Inc.,
2,450	7.800%, 03/15/37 (e)	2,475
2,400	VAR, 10.750%, 06/15/58 (e)	3,174
200	Liberty Tire Recycling, 11.000%, 10/01/16 (e)	214
200	LifePoint Hospitals, Inc., 6.625%, 10/01/20	204
1,750	Limited Brands, Inc., 6.625%, 04/01/21	1,811
305	Linn Energy LLC/Linn Energy Finance Corp., 6.500%, 05/15/19 (e)	305
400	Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16 (e)	410
	Lyondell Chemical Co.,
93	8.000%, 11/01/17 (e)	105
1,377	11.000%, 05/01/18	1,560
900	M/I Homes, Inc., 8.625%, 11/15/18	891
150	Mac-Gray Corp., 7.625%, 08/15/15	153
3,700	Marina District Finance Co., Inc., 9.875%, 08/15/18	3,783
200	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.750%, 11/01/20	213
1,175	McClatchy Co. (The), 11.500%, 02/15/17	1,243
625	McJunkin Red Man Corp., 9.500%, 12/15/16 (e)	650
350	Media General, Inc., 11.750%, 02/15/17	330
100	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.500%, 10/15/15	103
881	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	938
1,750	MEMC Electronic Materials, Inc., 7.750%, 04/01/19 (e)	1,671
	MetroPCS Wireless, Inc.,
1,250	6.625%, 11/15/20	1,253
2,815	7.875%, 09/01/18	2,995
	MGM Resorts International,
3,853	7.500%, 06/01/16	3,757
67	7.625%, 01/15/17	66
5,100	9.000%, 03/15/20	5,673
150	10.000%, 11/01/16 (e)	162
500	11.125%, 11/15/17	576
3,350	11.375%, 03/01/18	3,885
	Michael’s Stores, Inc.,
2,950	7.750%, 11/01/18 (e)	2,950
190	SUB, 0.000%, 11/01/16	198

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — Continued
311	Midwest Generation LLC, 8.560%, 01/02/16	319
1,461	Mirant Mid Atlantic Pass-Through Trust, 10.060%, 12/30/28	1,630
150	Mobile Mini, Inc., 7.875%, 12/01/20	156
150	Moog, Inc., 7.250%, 06/15/18	159
	Motors Liquidation Co.,
10	0.000%, 05/01/28 (d)	–	(h)
115	0.000%, 07/15/33 (d)	3
11	0.000%, 03/15/36 (d)	–	(h)
2,253	Multiplan, Inc., 9.875%, 09/01/18 (e)	2,416
360	Murray Energy Corp., 10.250%, 10/15/15 (e)	378
	Mylan, Inc.,
1,050	7.625%, 07/15/17 (e)	1,152
1,200	7.875%, 07/15/20 (e)	1,332
200	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	216
148	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.625%, 11/01/17 (e)	143
1,101	Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	1,118
300	Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19 (e)	301
750	Navistar International Corp., 8.250%, 11/01/21	816
50	NB Capital Trust IV, 8.250%, 04/15/27	51
	Nebraska Book Co., Inc.,
86	8.625%, 03/15/12 (d)	64
100	10.000%, 12/01/11 (d)	100
1,500	Needle Merger Sub Corp., 8.125%, 03/15/19 (e)	1,515
1,000	New Enterprise Stone & Lime Co., 11.000%, 09/01/18 (e)	928
	Newfield Exploration Co.,
675	6.875%, 02/01/20	727
250	7.125%, 05/15/18	268
	NewPage Corp.,
700	10.000%, 05/01/12	171
2,800	11.375%, 12/31/14	2,520
477	Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 03/01/18 (e)	496
1,375	Nextel Communications, Inc., 7.375%, 08/01/15	1,375
	NFR Energy LLC/NFR Energy Finance Corp.,
320	9.750%, 02/15/17 (e)	314
125	Nielsen Finance LLC/Nielsen Finance Co., 7.750%, 10/15/18 (e)	133
	NII Capital Corp.,
750	7.625%, 04/01/21	787
415	8.875%, 12/15/19	457
10	10.000%, 08/15/16	12
755	Noranda Aluminum Acquisition Corp., PIK, 4.417%, 05/15/15	724
410	Nortek, Inc., 8.500%, 04/15/21 (e)	382
1,354	Northwest Airlines, Inc. 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	1,381
	NRG Energy, Inc.,
2,300	7.625%, 01/15/18 (e)	2,340
375	7.625%, 05/15/19 (e)	375
400	7.875%, 05/15/21 (e)	403
1,000	8.250%, 09/01/20	1,030
900	Ocean Rig UDW, Inc., 9.500%, 04/27/16	900
1,170	Oil States International, Inc., 6.500%, 06/01/19 (e)	1,193
660	Omega Healthcare Investors, Inc., 6.750%, 10/15/22	672
1,000	Omnicare, Inc., 7.750%, 06/01/20	1,090
505	Omnova Solutions, Inc., 7.875%, 11/01/18 (e)	491
120	OnCure Holdings, Inc., 11.750%, 05/15/17	124
485	Oppenheimer Holdings, Inc., 8.750%, 04/15/18 (e)	508
	PAETEC Holding Corp.,
975	8.875%, 06/30/17	1,048
1,000	9.500%, 07/15/15	1,043
2,250	9.875%, 12/01/18	2,413
50	Patriot Coal Corp., 8.250%, 04/30/18	53
	Peninsula Gaming LLC,
375	8.375%, 08/15/15	397
1,625	10.750%, 08/15/17	1,775
460	Penn Virginia Corp., 7.250%, 04/15/19	466
200	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.250%, 04/15/18	208
200	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	216
	Petrohawk Energy Corp.,
850	6.250%, 06/01/19 (e)	984
750	7.250%, 08/15/18	872
200	7.875%, 06/01/15	217
750	10.500%, 08/01/14	853
325	PHI, Inc., 8.625%, 10/15/18	333
990	Pilgrim’s Pride Corp., 7.875%, 12/15/18 (e)	881
	Pinnacle Entertainment, Inc.,
250	8.625%, 08/01/17	272
1,450	8.750%, 05/15/20	1,551
	Pioneer Natural Resources Co.,
425	6.875%, 05/01/18	468
231	7.500%, 01/15/20	266
	Plains Exploration & Production Co.,

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — Continued
135	6.625%, 05/01/21	142
30	7.625%, 04/01/20	32
150	Plastipak Holdings, Inc., 8.500%, 12/15/15 (e)	156
1,510	PolyOne Corp., 7.375%, 09/15/20	1,608
50	ProQuest LLC/ProQuest Notes Co., 9.000%, 10/15/18 (e)	51
1,246	QEP Resources, Inc., 6.875%, 03/01/21	1,352
300	Quality Distribution LLC/QD Capital Corp., 9.875%, 11/01/18	312
2,281	Quiksilver, Inc., 6.875%, 04/15/15	2,221
	QVC, Inc.,
10	7.125%, 04/15/17 (e)	11
135	7.375%, 10/15/20 (e)	149
1,400	7.500%, 10/01/19 (e)	1,543
	Qwest Communications International, Inc.,
160	7.125%, 04/01/18	171
2,000	7.500%, 02/15/14	2,030
1,000	8.000%, 10/01/15	1,088
35	Qwest Corp., 7.625%, 06/15/15	40
	R.R. Donnelley & Sons Co.,
275	7.250%, 05/15/18	283
1,515	7.625%, 06/15/20	1,564
90	Radiation Therapy Services, Inc., 9.875%, 04/15/17	88
1,000	RadioShack Corp., 6.750%, 05/15/19 (e)	973
1,087	RailAmerica, Inc., 9.250%, 07/01/17	1,196
350	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	364
	Range Resources Corp.,
350	5.750%, 06/01/21	366
10	6.750%, 08/01/20	11
200	7.250%, 05/01/18	214
2,550	RBS Global, Inc./Rexnord LLC, 8.500%, 05/01/18	2,754
295	Real Mex Restaurants, Inc., 14.000%, 01/01/13 (d)	248
695	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 07/15/21	723
200	Rent-A-Center, Inc., 6.625%, 11/15/20	203
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
400	6.875%, 02/15/21 (e)	384
750	7.125%, 04/15/19 (e)	729
400	7.875%, 08/15/19 (e)	405
800	8.250%, 02/15/21 (e)	738
2,750	8.750%, 05/15/18 (e)	2,640
4,850	9.000%, 04/15/19 (e)	4,825
180	9.875%, 08/15/19 (e)	181
	Rite Aid Corp.,
2,050	7.500%, 03/01/17	2,090
1,500	8.000%, 08/15/20	1,661
1,500	9.500%, 06/15/17	1,388
500	9.750%, 06/12/16	554
1,000	10.250%, 10/15/19	1,110
	RSC Equipment Rental, Inc./RSC Holdings III LLC,
1,855	8.250%, 02/01/21	1,915
831	9.500%, 12/01/14	861
300	Ryerson, Inc., 12.000%, 11/01/15	319
415	Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/01/18	420
750	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	800
4,750	Sealy Mattress Co., 8.250%, 06/15/14	4,774
2,000	Sears Holdings Corp., 6.625%, 10/15/18 (e)	1,825
544	Select Medical Corp., 7.625%, 02/01/15	532
1,600	Seminole Hard Rock Entertainment, Inc., VAR, 2.747%, 03/15/14 (e)	1,520
50	Seminole Indian Tribe of Florida, 7.750%, 10/01/17 (e)	52
575	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	595
	Service Corp. International,
1,750	6.750%, 04/01/15	1,877
680	6.750%, 04/01/16	734
100	7.000%, 05/15/19	107
250	7.625%, 10/01/18	279
500	ServiceMaster Co. (The), PIK, 10.750%, 07/15/15 (e)	526
220	Severstal Columbus LLC, 10.250%, 02/15/18	244
300	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	207
1,500	Simmons Bedding Co., 11.250%, 07/15/15 (e)	1,583
1,000	Simmons Foods, Inc., 10.500%, 11/01/17 (e)	1,053
	Sirius XM Radio, Inc.,
150	8.750%, 04/01/15 (e)	167
350	9.750%, 09/01/15 (e)	389
805	Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18	722
530	Sizzling Platter LLC, 12.250%, 04/15/16 (e)	545
2,093	SM Energy Co., 6.625%, 02/15/19 (e)	2,156
	Smithfield Foods, Inc.,
850	7.750%, 07/01/17	899
30	10.000%, 07/15/14	35
200	Solo Cup Co./Solo Cup Operating Corp., 10.500%, 11/01/13	208
	Spectrum Brands Holdings, Inc.,
3,795	9.500%, 06/15/18	4,222
377	PIK, 12.000%, 08/28/19	419
875	Speedway Motorsports, Inc., 6.750%, 02/01/19	877
1,725	Springleaf Finance Corp., 6.900%, 12/15/17	1,615

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — Continued
	Sprint Capital Corp.,
1,800	6.900%, 05/01/19	1,840
9,850	8.750%, 03/15/32	10,662
1,015	Sprint Nextel Corp., 6.000%, 12/01/16	1,015
1,000	SquareTwo Financial Corp., 11.625%, 04/01/17	1,033
	Standard Pacific Corp.,
425	8.375%, 05/15/18	428
625	8.375%, 01/15/21	624
160	10.750%, 09/15/16	182
	Steel Dynamics, Inc.,
250	7.625%, 03/15/20	268
150	7.750%, 04/15/16	159
22	Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (e)	22
95	Stewart Enterprises, Inc., 6.500%, 04/15/19	96
150	Stream Global Services, Inc., 11.250%, 10/01/14	160
325	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 8.625%, 04/15/16 (e)	338
	SunGard Data Systems, Inc.,
1,750	7.375%, 11/15/18	1,776
6,500	10.250%, 08/15/15	6,743
	SUPERVALU, Inc.,
375	7.500%, 11/15/14	382
5,025	8.000%, 05/01/16	5,213
	Swift Energy Co.,
450	7.125%, 06/01/17	464
954	8.875%, 01/15/20	1,039
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
380	6.875%, 02/01/21 (e)	380
116	7.875%, 10/15/18 (e)	122
530	8.250%, 07/01/16	561
	Tenet Healthcare Corp.,
3,200	8.000%, 08/01/20	3,264
2,300	9.250%, 02/01/15	2,513
50	Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	24
1,000	Texas Industries, Inc., 9.250%, 08/15/20	984
1,000	Thermadyne Holdings Corp., 9.000%, 12/15/17 (e)	1,063
80	Titan International, Inc., 7.875%, 10/01/17 (e)	85
60	Tops Holding Corp./Tops Markets LLC, 10.125%, 10/15/15	64
250	Toys R Us Property Co. II LLC, 8.500%, 12/01/17	268
300	Toys R Us, Inc., 7.375%, 09/01/16 (e)	309
500	Trans Union LLC/TransUnion Financing Corp., 11.375%, 06/15/18	571
	Triumph Group, Inc.,
150	8.000%, 11/15/17	161
35	8.625%, 07/15/18	38
315	Tutor Perini Corp., 7.625%, 11/01/18	303
250	tw telecom holdings, inc., 8.000%, 03/01/18	268
299	UAL 2009-2B Pass-Through Trust, 12.000%, 01/15/16 (e)	327
100	UCI International, Inc., 8.625%, 02/15/19	103
150	Unit Corp., 6.625%, 05/15/21	152
	United Rentals North America, Inc.,
250	8.375%, 09/15/20	260
235	9.250%, 12/15/19	263
875	United States Steel Corp., 7.375%, 04/01/20	909
	United Surgical Partners International, Inc.,
2,625	8.875%, 05/01/17	2,730
1,020	PIK, 10.000%, 05/01/17	1,068
270	Universal City Development Partners Ltd./UCDP Finance, Inc., 10.875%, 11/15/16	339
	Univision Communications, Inc.,
350	6.875%, 05/15/19 (e)	347
750	7.875%, 11/01/20 (e)	774
1,000	US Oncology Holdings, Inc., 9.125%, 08/15/17	20
1,975	Vail Resorts, Inc., 6.500%, 05/01/19 (e)	2,022
470	Valassis Communications, Inc., 6.625%, 02/01/21	470
	Valeant Pharmaceuticals International,
2,000	6.500%, 07/15/16 (e)	1,960
2,265	6.750%, 10/01/17 (e)	2,213
3,250	6.875%, 12/01/18 (e)	3,152
100	7.000%, 10/01/20 (e)	97
500	7.250%, 07/15/22 (e)	481
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
800	7.750%, 02/01/19	821
375	8.000%, 02/01/18	384
1,000	Vector Group Ltd., 11.000%, 08/15/15	1,050
225	Venoco, Inc., 8.875%, 02/15/19	233
	Verso Paper Holdings LLC/Verso Paper, Inc.,
800	8.750%, 02/01/19 (e)	742
1,145	11.500%, 07/01/14	1,217
1,750	Visant Corp., 10.000%, 10/01/17	1,809
150	Viskase Cos., Inc., 9.875%, 01/15/18 (e)	158
	Vulcan Materials Co.,
405	6.500%, 12/01/16	403
1,385	7.500%, 06/15/21	1,390
150	VWR Funding, Inc., 10.750%, 06/30/17 (e)	152
530	W&T Offshore, Inc., 8.500%, 06/15/19 (e)	551
891	Wachovia Capital Trust III, VAR, 5.570%, 09/02/11 (x)	831

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — Continued
634	Wendy’s/Arby’s Restaurants LLC, 10.000%, 07/15/16	704
	Western Refining, Inc.,
145	11.250%, 06/15/17 (e)	166
20	VAR, 10.750%, 06/15/14 (e)	21
200	Whiting Petroleum Corp., 6.500%, 10/01/18	206
	Windstream Corp.,
500	7.750%, 10/01/21	530
1,450	7.875%, 11/01/17	1,550
3,575	8.125%, 09/01/18	3,825
	WM Finance Corp.,
88	9.500%, 06/15/16 (e)	93
235	11.500%, 10/01/18 (e)	236
350	WMG Acquisition Corp., 9.500%, 06/15/16	371
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
850	7.750%, 08/15/20	939
250	7.875%, 11/01/17	278
	XM Satellite Radio, Inc.,
750	7.625%, 11/01/18 (e)	795
50	13.000%, 08/01/13 (e)	59
200	Yonkers Racing Corp., 11.375%, 07/15/16 (e)	217
500	Zayo Group LLC/Zayo Capital, Inc., 10.250%, 03/15/17	554

		627,021

	Total Corporate Bonds (Cost $720,872)	727,141

Foreign Government Securities — 6.4%
	Argentina — 0.5%
	Republic of Argentina,
1,425	7.000%, 09/12/13	1,512
92	8.280%, 12/31/33	82
8,896	8.750%, 06/02/17	9,297

		10,891

	Belarus — 0.3%
7,170	Republic of Belarus, 8.950%, 01/26/18	6,345

	Brazil — 0.8%
9,995	Federal Republic of Brazil, 11.000%, 08/17/40	13,714

	Colombia — 0.8%
6,830	Citigroup Funding, Inc., CLN, 10.970%, 07/27/ 20 (linked to Colombian Government Bond, 10.970%, 07/27/20; credit rating BBB+) (e) (f) (i)	6,487
5,590	Republic of Colombia, 11.750%, 02/25/20	8,804

		15,291

	Dominican Republic — 0.4%
	Government of Dominican Republic,
2,044	9.040%, 01/23/18	2,320
5,060	9.040%, 01/23/18 (e)	5,743

		8,063

	El Salvador — 0.4%
6,380	Republic of El Salvador, 7.750%, 01/24/23	7,241

	Indonesia — 0.3%
4,850	Deutsche Bank AG London Branch, CLN, 10.250%, 07/15/27 (linked to Indonesia Government Bond, 10.250%,07/15/27, credit rating BB+) (a) (f) (i)	6,930

	Nigeria — 0.5%
10,070	Republic of Nigeria, 6.750%, 01/28/21	10,775

	Peru — 0.4%
6,580	Republic of Peru, 9.875%, 02/06/15	8,241

	Russia — 0.7%
7,430	Russian Federation, 12.750%, 06/24/28	13,226

	Sri Lanka — 0.4%
7,460	Rebuplic of Sri Lanka, 7.400%, 01/22/15	8,318

	Ukraine — 0.3%
6,190	Government of Ukraine, 7.750%, 09/23/20	6,478

	Uruguay — 0.1%
	Republic of Uruguay,
1,010	7.625%, 03/21/36	1,295
1,230	8.000%, 11/18/22	1,602

		2,897

	Venezuela — 0.5%
10,749	Republic of Venezuela, 12.750%, 08/23/22	9,674

	Total Foreign Government Securities (Cost $125,755)	128,084

Loan Participations & Assignments — 2.3%
	United States — 2.3%
500	Ainsworth Lumber Ltd., Term Loan B, VAR, 5.188%, 06/26/14	498
249	American Rock Salt, 1st Lien Term Loan, VAR, 5.500%, 04/25/17	250
250	Autoparts Holdings Ltd., Term Loan, VAR, 08/01/17 ^	251
313	Avaya, Inc., Term Loan B1, VAR, 3.005%, 10/26/14	299
629	Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.755%, 10/27/17	604
	Axcan Intermediate Holdings, Inc., Term Loan,
180	VAR, 5.500%, 02/10/17	177
19	VAR, 5.500%, 02/10/17	19
751	AZ Chem U.S., Inc, Term Loan, VAR, 4.750%, 11/21/16	751
386	Big West Oil, Term Loan B, VAR, 7.000%, 03/31/16	388
703	Boyd Gaming Corp., Term Loan, VAR, 3.687%, 12/17/15	681
249	Bresnan Communications, Term Loan B, VAR, 4.500%, 12/14/17	248
	Caesars Entertainment Operating Co., Inc., Term B-2 Loan,
439	VAR, 3.187%, 01/28/15	395
817	VAR, 3.253%, 01/28/15	735
4,135	Capmark Financial Group, U.S. Term Loan, VAR, 5.250%, 03/23/11 (d)	2,446
160	Capsugel Holdings, Inc., Term Loan, VAR, 08/01/18 ^	160

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — Continued
248	Catalent Pharma Solutions, Inc., Dollar Term Loans, VAR, 2.437%, 04/10/14	237
724	CCM Merger, Inc., Term Loan, VAR, 7.000%, 03/01/17	731
461	CDW Corp., Extended Term Loan, VAR, 4.500%, 07/15/17	446
1,140	Cengage Learning Acquisitions, Term Loan, VAR, 2.500%, 07/03/14	1,001
174	Cenveo Corp., Term Loan, VAR, 6.250%, 12/21/16	175
1,375	Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	1,337
	Claire’s Stores, Term Loan B,
1,954	VAR, 2.996%, 05/29/14	1,774
1,409	VAR, 3.003%, 05/29/14	1,280
2,223	Clear Channel Communications, Inc., Term Loan B, VAR, 3.837%, 01/29/16	1,843
497	CNO Financial Group, Inc., B-1 Term Loan, VAR, 6.250%, 09/30/16	499
450	Cristal Inorganic Chemicals (Millennium), 2nd Lien Term Loan, VAR, 5.996%, 11/15/14	446
998	Delta Air Lines, Inc., Term Loan, VAR, 4.250%, 03/07/16	973
75	DineEquity, Inc., Term B-1 Loan, VAR, 4.250%, 10/19/17	74
175	Dole Food Co, Inc., Tranche B-2 Term Loan, VAR, 6.000%, 07/08/18	175
325	Dole Food Co, Inc., Tranche C-2 Term Loan, VAR, 6.000%, 07/08/18	325
400	Ducommun, Inc. Term Loan B, VAR, 5.500%, 06/28/17	401
14	Electrical Components International, Inc., Synthetic Revolving Loan Commitment, VAR, 1.400%, 02/04/16	14
225	Electrical Components International, Inc., Term Loan, VAR, 6.750%, 02/04/17	224
274	Equipower Resource Holding, 1st Lien Term Loan, VAR, 5.750%, 01/26/18	274
	EVERTEC, Inc. Term Loan B-1,
11	VAR, 5.500%, 09/30/16	11
346	VAR, 5.500%, 09/30/16	347
11	VAR, 5.500%, 09/30/16	11
181	First Data Corp., Initial Tranche B-3, VAR, 2.937%, 09/24/14	169
495	Freescale Semiconductor, Inc., Extended Maturity Term Loan, VAR, 4.436%, 12/01/16	491
	Golden Nugget, Inc., Additional Term Advance,
11	VAR, 3.190%, 06/30/14	10
10	VAR, 3.190%, 06/30/14	8
32	VAR, 3.190%, 06/30/14	29
11	VAR, 3.190%, 06/30/14	9
	Golden Nugget, Inc., Term Advance,
58	VAR, 3.190%, 06/30/14	51
53	VAR, 3.190%, 06/30/14	47
1,940	Gymboree, 1st Lien Term Loan, VAR, 5.000%, 02/23/18	1,885
51	High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	51
350	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/28/17	352
496	Interactive Data Corp., Term Loan B, VAR, 4.750%, 02/11/18	495
100	Inventive Health, Inc., Consolidated Term Loan, VAR, 4.750%, 08/04/16	99
	Isle of Capri Casinos, Inc., Term Loan B,
143	VAR, 4.750%, 11/01/13	143
7	VAR, 4.750%, 11/01/13	7
	I-Star, Term Loan A-1,
430	VAR, 5.000%, 06/28/13	425
313	VAR, 5.000%, 06/28/13	309
	J. Crew, 1st Lien Term Loan,
224	VAR, 4.750%, 03/07/18	215
75	VAR, 4.750%, 03/07/18	72
	Media General, Inc., Term Loan,
55	VAR, 4.687%, 03/29/13	52
185	VAR, 4.754%, 03/29/13	173
420	MEG Energy Corp. Term Loan B, VAR, 4.000%, 03/18/18	420
450	MGM Resorts International, Term Loan, VAR, 7.000%, 02/21/14	441
	Michael’s Stores, Term B-1 Loan,
56	VAR, 2.500%, 10/31/13	55
128	VAR, 2.500%, 10/31/13	126
97	VAR, 2.500%, 10/31/13	95
90	VAR, 2.500%, 10/31/13	88
794	Momentive Performance, Tranche B- 1B Term Loan, VAR, 3.688%, 05/05/15	776
	NBTY, Inc., Term B-1 Loans,
440	VAR, 4.250%, 10/01/17	439
29	VAR, 4.250%, 10/01/17	29
29	VAR, 4.250%, 10/01/17	29
188	Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	188
200	Newsday, Fixed Rate Term Loan, VAR, 10.500%, 08/01/13	210
	Nexeo Solutions, Term Loan,
55	VAR, 5.000%, 09/08/17	55
55	VAR, 5.000%, 09/08/17	55
69	VAR, 5.000%, 09/08/17	69
260	OM Group, Term Loan B, VAR, 08/01/17 ^	260
70	Outback (OSI Restaurant), Prefunded RC Commitment, VAR, 0.069%, 06/14/13	68
728	Outback (OSI Restaurant), Term Loan B, VAR, 2.500%, 06/14/14	702

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		United States — Continued
		Pierre Foods, Inc., 1st Lien Term Loan,
397		VAR, 7.000%, 09/30/16	400
1		VAR, 7.000%, 09/30/16	1
70		Pierre Foods, Inc., 2nd Lien Term Loan, VAR, 11.250%, 09/29/17	72
215		Pilot Travel Centers, 1st Lien Term Loan, VAR, 4.250%, 03/30/18	215
368		Pinafore LLC, Term Loan B-1, VAR, 4.250%, 09/29/16	368
		R.H. Donnelley, Inc., Exit Term Loan,
85		VAR, 9.000%, 10/24/14	55
88		VAR, 9.000%, 10/24/14	56
22		VAR, 9.000%, 10/24/14	14
399		Radio One, 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	399
995		Remy International, Inc., Term Loan B, VAR, 6.250%, 12/16/16	997
450		Rentech Energy Midwest Corp., Term Loan, VAR, 10.000%, 06/10/16	446
		Reynolds Group Holdings, U.S. Term Loan,
45		VAR, 4.250%, 02/09/18	45
87		VAR, 4.250%, 02/09/18	86
77		VAR, 4.250%, 02/09/18	77
972		Rite Aid Corp., 1st Lien Term Loan 5, VAR, 4.500%, 03/03/18	954
		Rite Aid Corp., Tranche 2 Term Loan,
289		VAR, 1.940%, 06/04/14	275
339		VAR, 1.940%, 06/04/14	322
342		VAR, 1.940%, 06/04/14	325
425		SCH Group, 1st Lien Term Loan, VAR, 6.625%, 04/28/17	409
210		SCH Group, 2nd Lien Term Loan, VAR, 10.500%, 04/30/18	200
150		Sensata Technologies B.V., Term Loan, VAR, 4.000%, 05/12/18	150
180		Sensus USA, Inc., 1st Lien Term Loan, VAR, 4.750%, 05/09/17	179
60		Sensus USA, Inc., 2nd Lien Term Loan, VAR, 8.500%, 05/09/18	61
299		Styron, 1st Lien Term Loan, VAR, 6.000%, 08/02/17	298
		Swift Transportation Co., Term Loan,
640		VAR, 6.000%, 12/21/16	643
70		VAR, 6.000%, 12/21/16	71
		Syniverse Holdings, Inc., Term Loan B,
248		VAR, 5.250%, 12/21/17	248
1		VAR, 5.250%, 12/21/17	1
350		Terex Corp., Term Loan, VAR, 04/30/17 ^	351
		Texas Competitive Electric Holdings
		Co. LLC, Extended-Term Loan,
836		VAR, 4.686%, 10/10/17	622
1,387		VAR, 4.768%, 10/10/17	1,033
1,222		Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 3.686%, 10/10/14	958
264		Tishman Speyer Office, Term Loan, VAR, 8.000%, 05/04/12	262
995		UCI International, Inc., Term Loan, VAR, 5.500%, 07/26/17	997
		United Airlines, Term Loan B,
529		VAR, 2.188%, 02/01/14	506
215		VAR, 2.188%, 02/01/14	205
942		Univision Communications, Inc., Extended 1st Lien Term Loan, VAR, 4.437%, 03/31/17	891
748		Univision Communications, Inc., Initial Term Loan, VAR, 2.187%, 09/29/14	714
		Vertis, Inc., 1st Lien Term Loan,
545		VAR, 11.750%, 12/21/15	492
5		VAR, 11.750%, 12/21/15	4
1,791		Visant Corp., 1st Lien Term Loan, VAR, 5.250%, 12/22/16	1,777
160		Western Refining, Inc., Term Loan B, VAR, 7.500%, 03/15/17	161
525		Xerium Technologies, Inc., Initial U.S. Term Loan, VAR, 5.500%, 05/26/17	526

		Total Loan Participations & Assignments (Cost $46,312)	46,563

SHARES
Preferred Stocks — 2.2%
		Brazil — 0.3%
91		Cia de Bebidas das Americas, ADR (m)	2,727
97		Cia de Transmissao de Energia Electrica Paulista (m)	2,932

			5,659

		United Kingdom — 0.2%
98		AngloGold Ashanti Holdings Finance plc, 6.000%, 09/15/13	4,853

		United States — 1.7%
1		Ally Financial, Inc., 7.000%, 12/31/11 (e) (x)	555
7		Bank of America Corp., Series L, 7.250%, 01/30/13 (x)	6,544
6		Citigroup Capital XIII, VAR, 7.875%, 10/30/40	162
2		CoBank ACB, 7.000%, 08/30/11 (e) (x)	85
—	(h)	Constar International, Inc. (a) (f) (i)	12
—	(h)	Eurofresh, Inc., ADR (a) (f)	6
158		General Motors Co., Series B, 4.750%, 12/01/13	7,300

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
	United States — Continued
12	GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40	307
38	HCP, Inc., Series F, 7.100%, 09/01/11 (m) (x)	949
33	Kilroy Realty Corp., Series F, 7.500%, 09/01/11 (m) (x)	821
16	M/I Homes, Inc., Series A, 9.750%, 03/15/12 (a) (x)	264
129	NextEra Energy, Inc., 7.000%, 09/01/13	6,589
121	PPL Corp., 8.750%, 05/01/14	6,466
39	ProLogis, Inc., Series L, 6.500%, 09/01/11 (m) (x)	956
38	Public Storage, Series M, 6.625%, 01/09/12 (m) (x)	974
33	Regency Centers Corp., Series E, 6.700%, 09/01/11 (m) (x)	811
30	Taubman Centers, Inc., Series G, 8.000%, 09/01/11 (m) (x)	745
41	Vornado Realty Trust, Series G, 6.625%, 09/01/11 (m) (x)	1,007
22	Weingarten Realty Investors, Series F, 6.500%, 01/30/12 (m) (x)	534

		35,087

	Total Preferred Stocks (Cost $46,680)	45,599

PRINCIPAL AMOUNT
Supranational — 0.3%
6,380	Eurasian Development Bank, Reg. S., 7.375%, 09/29/14 (Cost $6,823)	7,034

U.S. Treasury Obligation — 0.0% (g)
300	U.S. Treasury Note, 0.875%, 01/31/12 (k) (Cost $301)	301

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	United States — 0.0% (g)
	General Motors Co.,
—(h)	expiring 7/10/2016 (a)	9
—(h)	expiring 7/10/2019 (a)	6

	Total Warrants (Cost $17)	15

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 2.3%
	Investment Company — 2.3%
46,077	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $46,077)	46,077

	Total Investments — 100.1% (Cost $1,997,068)	2,030,356
	Liabilities in Excess of Other Assets — (0.1)%	(1,638)

	NET ASSETS — 100.0%	$2,028,718

Percentages indicated are based on net assets.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2011

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Real Estate Investment Trusts (REITs)	6 .7%
Foreign Government Securities	5 .6
Oil, Gas & Consumable Fuels	5 .3
Diversified Telecommunication Services	5 .0
Hotels, Restaurants & Leisure	4 .4
Commercial Banks	3 .9
Non-Agency CMO	3 .7
Media	3 .6
Pharmaceuticals	3 .4
Asset-Backed Securities	2 .9
Wireless Telecommunication Services	2 .7
Electric Utilities	2 .5
Health Care Providers & Services	2 .3
Consumer Finance	2 .3
IT Services	2 .1
Insurance	2 .1
Chemicals	1 .9
Metals & Mining	1 .8
Diversified Financial Services	1 .7
Tobacco	1 .6
Multi-Utilities	1 .6
Broadcasting & Cable TV	1 .5
Semiconductors & Semiconductor Equipment	1 .4
Industrial Conglomerates	1 .3
Automobiles	1 .2
Capital Markets	1 .2
Specialty Retail	1 .1
Food & Staples Retailing	1 .0
Food Products	1 .0
Containers & Packaging	1 .0
Real Estate Management & Development	1 .0
Household Durables	1 .0
Commercial Services & Supplies	1 .0
Marine	1 .0
Beverages	1 .0
Short-Term Investment	2 .3
Others (each less than 1.0%)	14 .9

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(68)	Euro FX	09/19/11	$(12,196)	$159

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
PIK	—	Payment-in-Kind
Reg. S	—

Security was purchased pursuant to regulation S under

theSecurities Act of 1933, which exempts from

registration securitiesoffered and sold outside of the

United States. Such a security cannot be sold in the

United States without either an effective registration

statement filed pursuant to the Securities Act of 1933,

or pursuant to an exemption from registration.

SEK	—	Swedish Krona
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of July 31, 2011.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2011.
ZAR	—	South African Rand

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $13,572,000 which amounts to 0.7% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	The security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of July 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(x)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2011.
^	Unsettled Security. Coupon rate is undetermined at July 31, 2011.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $515,633,000 and 25.4%, respectively.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65,455
Aggregate gross unrealized depreciation	(32,167)

Net unrealized appreciation/depreciation	$33,288

Federal income tax cost of investments	$1,997,068

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$31,927	$—	$31,927
Belgium	—	4,072	—	4,072
Bermuda	1,075	—	—	1,075
Brazil	15,334	—	—	15,334
Canada	6,615	—	—	6,615
China	—	24,199	—	24,199
Czech Republic	—	4,624	—	4,624
Finland	—	6,960	—	6,960
France	—	74,917	—	74,917
Germany	—	45,991	—	45,991
Hong Kong	1,265	20,171	—	21,436
Indonesia	—	5,440	—	5,440
Italy	—	17,042	—	17,042
Japan	—	50,447	—	50,447
Kazakhstan	—	2,325	—	2,325
Luxembourg	—	—	53	53
Malaysia	—	8,801	—	8,801
Mexico	2,962	3,500	—	6,462
Netherlands	33	37,946	—	37,979
Norway	—	7,448	—	7,448
Philippines	—	2,703	—	2,703
Poland	—	4,524	—	4,524
Qatar	—	7,052	—	7,052
Russia	—	7,285	—	7,285
Singapore	—	24,142	—	24,142
South Africa	—	18,520	—	18,520
South Korea	—	14,103	—	14,103
Sweden	—	6,454	—	6,454
Switzerland	—	16,444	—	16,444
Taiwan	—	19,205	—	19,205
Thailand	—	14,621	—	14,621
Turkey	—	7,722	—	7,722
United Kingdom	—	49,388	—	49,388
United States	250,091	—	28	250,119

Total Common Stocks	277,375	537,973	81	815,429

Preferred Stocks
Brazil	2,932	2,727	—	5,659
United Kingdom	—	4,853	—	4,853
United States	534	34,535	18	35,087

Total Preferred Stocks	3,466	42,115	18	45,599

Debt Securities
Asset-Backed Securities	$—	$58,862	$—	$58,862

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands)

Collateralized Mortgage Obligations
United States	—	74,538	—	74,538
Commercial Mortgage-Backed Security	—	450	—	450
Convertible Bonds
Australia	—	7,857	—	7,857
Bermuda	—	7,023	—	7,023
Cayman Islands	—	7,562	—	7,562
Greece	—	4,282	—	4,282
India	—	10,262	—	10,262
Netherlands	—	215	—	215
South Africa	—	6,324	—	6,324
South Korea	—	3,069	—	3,069
Spain	—	2,267	—	2,267
Sweden	—	553	—	553
United Arab Emirates	—	2,219	—	2,219
United Kingdom	—	12,680	—	12,680
United States	—	15,950	—	15,950

Total Convertible Bonds	—	80,263	—	80,263

Corporate Bonds
Australia	—	3,016	—	3,016
Austria	—	690	—	690
Bahamas	—	538	—	538
Bermuda	—	3,998	—	3,998
Canada	—	10,150	—	10,150
Cayman Islands	—	2,665	—	2,665
France	—	2,266	—	2,266
Germany	—	860	—	860
Ireland	—	9,326	—	9,326
Japan	—	763	—	763
Kazakhstan	—	11,784	—	11,784
Luxembourg	—	28,402	—	28,402
Mexico	—	9,284	—	9,284
Netherlands	—	4,943	—	4,943
Norway	—	456	—	456
United Arab Emirates	—	6,210	—	6,210
United Kingdom	—	4,769	—	4,769
United States	—	626,965	56	627,021

Total Corporate Bonds	—	727,085	56	727,141

Foreign Government Securities	—	114,667	13,417	128,084
Supranational	—	7,034	—	7,034
U.S. Treasury Obligations	—	301	—	301
Loan Participations & Assignments
United States	—	46,563	—	46,563
Warrants
United States	—	15	—	15
Short-Term Investments
Investment Companies	46,077	—	—	46,077

Total Investments in Securities	$326,918	$1,689,866	$13,572	$2,030,356

Appreciation in Other Financial Instruments
Futures Contracts	$159	$—	$—	$159

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

The following is a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 07/31/11
Investments in Securities
Common Stocks - Luxembourg	51	—	2	—	—	—	—	—	53
Common Stocks - United States	24	—	24	—	—	(20)	—	—	28
Corporate Bonds - Canada	5	—	—	—	—	(3)	—	(2)	—
Corporate Bonds - United States	410	177	11	6	1,019	(1,544)	—	(23)	56
Foreign Government Securities - Columbia	—	—	(343)	—	6,830	—	—	—	6,487
Foreign Government Securities - Indonesia	—	—	866	—	6,064	—	—	—	6,930
Loan Participations & Assignments - United States	284	—	—	—	—	—	—	(284)	—
Preferred Stocks - United States	85	—	—	—	13	—	—	(80)	18

Total	$859	$177	$560	$6	$13,926	$(1,567)	$—	$(389)	$13,572

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2011, which were valued using significant unobservable inputs (Level 3), amounted to approximately $560,000.

JPMorgan India Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.4%
Consumer Discretionary — 6.9%
	Auto Components — 0.9%
54	Exide Industries Ltd.	190

	Automobiles — 5.4%
11	Bajaj Auto Ltd.	365
6	Hero Honda Motors Ltd.	242
23	Mahindra & Mahindra Ltd.	375
9	Maruti Suzuki India Ltd.	234

		1,216

	Media — 0.6%
22	DB Corp., Ltd.	123

	Total Consumer Discretionary	1,529

Consumer Staples — 5.8%
	Tobacco — 5.8%
275	ITC Ltd.	1,294

Energy — 9.7%
	Oil, Gas & Consumable Fuels — 9.7%
20	Bharat Petroleum Corp., Ltd.	298
35	Oil & Natural Gas Corp., Ltd.	213
88	Reliance Industries Ltd.	1,646

	Total Energy	2,157

Financials — 27.0%
	Commercial Banks — 14.8%
145	HDFC Bank Ltd.	1,598
49	ICICI Bank Ltd.	1,146
74	IndusInd Bank Ltd.	457
16	Yes Bank Ltd.	112

		3,313

	Consumer Finance — 1.0%
15	Mahindra & Mahindra Financial Services Ltd.	215

	Diversified Financial Services — 3.6%
148	Infrastructure Development Finance Co., Ltd.	421
38	Kotak Mahindra Bank Ltd.	383

		804

	Real Estate Management & Development — 0.6%
23	Oberoi Realty Ltd.	124

	Thrifts & Mortgage Finance — 7.0%
100	Housing Development Finance Corp., Ltd.	1,556

	Total Financials	6,012

Health Care — 5.3%
	Health Care Equipment & Supplies — 0.7%
24	Opto Circuits India Ltd.	156

	Life Sciences Tools & Services — 0.8%
10	Divi’s Laboratories Ltd.	186

	Pharmaceuticals — 3.8%
9	Dr Reddy’s Laboratories Ltd.	324
3	GlaxoSmithKline Pharmaceuticals Ltd.	159
30	Sun Pharmaceutical Industries Ltd.	351

		834

	Total Health Care	1,176

Industrials — 10.4%
	Building Products — 0.5%
29	Sintex Industries Ltd.	115

	Construction & Engineering — 3.3%
19	Larsen & Toubro Ltd.	741

	Electrical Equipment — 2.4%
13	Bharat Heavy Electricals Ltd.	541

	Machinery — 3.4%
15	Cummins India Ltd.	217
25	Tata Motors Ltd.	525

		742

	Transportation Infrastructure — 0.8%
54	Mundra Port and Special Economic Zone Ltd.	174

	Total Industrials	2,313

Information Technology — 19.0%
	IT Services — 19.0%
39	Infosys Technologies Ltd.	2,439
6	Infosys Technologies Ltd., ADR	402
39	Tata Consultancy Services Ltd.	1,003
42	Wipro Ltd.	370

	Total Information Technology	4,214

Materials — 8.3%
	Chemicals — 1.6%
40	Godrej Industries Ltd.	189
3	Grasim Industries Ltd.	173

		362

	Construction Materials — 2.0%
10	ACC Ltd.	229
72	Ambuja Cements Ltd.	210

		439

	Metals & Mining — 4.7%
134	Hindalco Industries Ltd.	509
23	Jindal Steel & Power Ltd.	304
7	JSW Steel Ltd.	128
30	Sterlite Industries India Ltd.	109

		1,050

	Total Materials	1,851

Telecommunication Services — 3.2%
	Wireless Telecommunication Services — 3.2%
72	Bharti Airtel Ltd.	711

JPMorgan India Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Utilities — 1.8%
	Electric Utilities — 1.0%
8	Tata Power Co., Ltd.	226

	Independent Power Producers & Energy Traders — 0.8%
43	NTPC Ltd.	171

	Total Utilities	397

	Total Investments — 97.4% (Cost $19,745)	21,654

	Other Assets in Excess of Liabilities — 2.6%	575

	NET ASSETS — 100.0%	$22,229

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR    —    American Depositary Receipt

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $21,252,000 and 98.1%, respectively.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,062
Aggregate gross unrealized depreciation	(1,153)

Net unrealized appreciation/depreciation	$1,909

Federal income tax cost of investments	$19,745

JPMorgan India Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$402	$21,252	$–	$21,654

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of an ADR. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

(Amounts in U.S. Dollars unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Corporate Bonds — 4.8%
		Australia — 0.2%
GBP	2,500	Suncorp Group Ltd., 4.000%, 01/16/14 (m)	4,362

		Denmark — 0.6%
EUR	7,700	FIH Erhvervsbank A/S, 2.125%, 03/21/13 (m)	11,122
EUR	150	Nykredit Realkredit A/S, 4.000%, 01/01/12 (m)	217

			11,339

		Germany — 0.6%
EUR	4,100	Commerzbank AG, 2.750%, 01/13/12 (m)	5,916
EUR	3,855	IKB Deutsche Industriebank AG, 2.625%, 03/13/12 (m)	5,570

			11,486

		Italy — 0.0% (g)
EUR	50	Intesa Sanpaolo S.p.A., 5.375%, 12/19/13 (m)	73

		Netherlands — 0.9%
EUR	15	Deutsche Telekom International Finance B.V., 6.000%, 01/20/17 (m)	24
EUR	5,700	Fortis Bank Nederland N.V., 3.375%, 05/19/14 (m)	8,489
EUR	5,950	LeasePlan Corp N.V., 3.250%, 05/22/14 (m)	8,833

			17,346

		Sweden — 1.3%
		Swedbank AB,
EUR	12,500	3.125%, 02/02/12 (m)	18,078
EUR	4,050	3.625%, 12/02/11 (m)	5,853

			23,931

		United Kingdom — 1.2%
EUR	2,300	Bank of Scotland plc, 3.500%, 11/21/11 (m)	3,322
EUR	50	BAT International Finance plc, 5.375%, 06/29/17 (m)	80
		Lloyds TSB Bank plc,
EUR	60	3.750%, 11/17/11 (m)	87
EUR	50	6.250%, 04/15/14 (m)	76
GBP	3,500	Royal Bank of Scotland plc (The), 4.125%, 11/14/11 (m)	5,796
EUR	8,800	Yorkshire Building Society, 2.250%, 10/26/12 (m)	12,657

			22,018

		United States — 0.0% (g)
EUR	50	AT&T, Inc., 6.125%, 04/02/15 (m)	81
EUR	30	Bank of America Corp., 4.625%, 02/18/14 (m)	44
EUR	50	Cellco Partnership/Verizon Wireless Capital LLC, 8.750%, 12/18/15 (m)	89
EUR	10	Citigroup, Inc., 3.950%, 10/10/13 (m)	15
EUR	25	Goldman Sachs Group, Inc. (The), 4.000%, 02/02/15 (m)	36
EUR	50	Morgan Stanley, 5.500%, 10/02/17 (m)	74

			339

		Total Corporate Bonds (Cost $85,435)	90,894

Foreign Government Securities — 71.4%
		Australia — 6.1%
AUD	25,000	Australia Government Bond, 5.750%, 05/15/21 (m)	29,456
		New South Wales Treasury Corp.,
AUD	258	5.500%, 03/01/17 (m)	290
AUD	76,400	6.000%, 05/01/12 (m)	84,743

			114,489

		Austria — 0.6%
		Republic of Austria,
EUR	35	4.350%, 03/15/19 (e) (m)	55
EUR	7,080	5.000%, 07/15/12 (e) (m)	10,525

			10,580

		Brazil — 2.7%
BRL	80,400	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/13 (m)	50,497

		Canada — 14.9%
		Government of Canada,
CAD	86,400	1.000%, 09/01/11 (m)	90,430
CAD	89,000	1.250%, 12/01/11 (m)	93,232
CAD	91,000	1.500%, 03/01/12 (m)	95,465
CAD	15	3.750%, 06/01/19 (m)	17
CAD	70	4.000%, 06/01/16 (m)	80

			279,224

		Finland — 2.0%
EUR	24,800	Kingdom of Finland, 4.250%, 09/15/12 (m)	36,775

		France — 8.9%
EUR	50	Caisse d’Amortissement de la Dette Sociale, 3.625%, 04/25/15 (m)	76
		French Treasury Note BTAN,
EUR	20	3.000%, 07/12/14 (m)	30
EUR	72,925	3.750%, 01/12/12 (m)	106,033
EUR	42,000	Government of France, 5.000%, 04/25/12 (m)	61,979

			168,118

		Germany — 6.9%
		Bundesrepublik Deutschland,
EUR	60	3.500%, 07/04/19 (m)	94
EUR	50	4.250%, 07/04/18 (m)	81
		Bundesschatzanweisungen,
EUR	55,000	1.000%, 03/16/12 (m)	78,935
EUR	25,000	1.250%, 12/16/11 (m)	35,967
		Kreditanstalt fuer Wiederaufbau,
EUR	25	3.875%, 01/21/19 (m)	38
EUR	30	4.125%, 07/04/17 (m)	46

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Germany — Continued
JPY	1,174,000	Landwirtschaftliche Rentenbank, 1.375%, 04/25/13 (m)	15,547

			130,708

		Indonesia — 2.5%
		Republic of Indonesia,
IDR	110,000,000	9.500%, 06/15/15 (m)	14,425
IDR	80,000,000	11.000%, 12/15/12 (m)	10,209
IDR	169,290,000	12.500%, 03/15/13 (m)	22,320

			46,954

		Israel — 0.8%
ILS	47,800	State of Israel - Shahar, 7.500%, 03/31/14 (m)	15,537

		Malaysia — 1.4%
		Republic of Malaysia,
MYR	22,700	2.711%, 02/14/12 (m)	7,642
MYR	58,020	3.833%, 09/28/11 (m)	19,599

			27,241

		Mexico — 10.5%
		United Mexican States,
MXN	739,000	7.750%, 12/14/17 (m)	68,296
MXN	762,000	8.000%, 12/19/13 (m)	69,150
MXN	624,000	9.500%, 12/18/14 (m)	59,671

			197,117

		Netherlands — 3.1%
JPY	17,000	Bank Nederlandse Gemeenten, 1.850%, 11/07/16 (m)	236
		Kingdom of Netherlands,
EUR	39,750	2.500%, 01/15/12 (m)	57,477
EUR	65	4.250%, 07/15/13 (m)	99

			57,812

		Norway — 0.4%
GBP	4,640	Kommunalbanken AS, 4.875%, 12/10/12 (m)	7,992

		Philippines — 0.9%
PHP	653,450	Philippine Government Bond, 8.750%, 03/03/13 (m)	16,791

		South Korea — 3.8%
KRW	74,365,000	Republic of Korea, 4.000%, 06/10/12 (m)	70,732

		Sweden — 0.7%
SEK	83,255	Kingdom of Sweden, 5.500%, 10/08/12 (m)	13,783

		Thailand — 0.8%
		Kingdom of Thailand,
THB	66,300	4.125%, 11/01/12 (m)	2,237
THB	200,000	4.250%, 03/13/13 (m)	6,767
THB	180,000	4.500%, 03/11/12 (m)	6,062
THB	4,400	5.375%, 11/30/11 (m)	148

			15,214

		United Kingdom — 4.4%
		United Kingdom Treasury Gilt,
GBP	24	2.250%, 03/07/14 (m)	41
GBP	35,405	3.250%, 12/07/11 (m)	58,681
GBP	2,900	4.750%, 03/07/20 (m)	5,502
GBP	10,500	5.000%, 03/07/12 (m)	17,699

			81,923

		Total Foreign Government Securities (Cost $1,283,843)	1,341,487

	Supranational — 2.1%
		European Investment Bank,
JPY	2,180,000	1.250%, 09/20/12 (m)	28,589
JPY	551,100	1.400%, 06/20/17 (m)	7,480
EUR	100	4.250%, 10/15/14 (m)	153
GBP	1,750	4.750%, 06/06/12 (m)	2,966

		Total Supranational (Cost $34,842)	39,188

SHARES
	Short-Term Investment — 20.5%
		Investment Company — 20.5%
	386,232	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $386,232)	386,232

		Total Investments — 98.8% (Cost $1,790,352)	1,857,801
		Other Assets in Excess of Liabilities — 1.2%	22,538

		NET ASSETS — 100.0%	$1,880,339

Percentages indicated are based on net assets.

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars unless otherwise noted)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
38,480,216	ARS	Union Bank of Switzerland AG	08/26/11	$9,240	$9,250	$10

2,251,822	CAD	Deutsche Bank AG	08/26/11	2,382	2,356	(26)
3,228,382	CAD	Morgan Stanley	08/26/11	3,400	3,377	(23)
3,501,976	CAD	Union Bank of Switzerland AG	08/26/11	3,700	3,663	(37)

1,944,851	CHF	HSBC Bank, N.A.	08/26/11	2,371	2,472	101
26,009,094	CHF	Royal Bank of Scotland	08/26/11	31,722	33,060	1,338

14,598,107,520	CLP	Credit Suisse International	08/26/11	31,520	31,801	281

72,344,365	CNY	Citibank, N.A.	08/26/11	11,236	11,235	(1)
2,342,395,566	CNY	Deutsche Bank AG	08/26/11	362,881	363,774	893
21,894,750	CNY	Union Bank of Switzerland AG	08/26/11	3,390	3,400	10

3,467,990,000	COP	Morgan Stanley	08/26/11	1,974	1,949	(25)
16,208,545,538	COP	Union Bank of Switzerland AG	08/26/11	9,233	9,106	(127)

3,221,916	EUR	Deutsche Bank AG	08/26/11	4,631	4,628	(3)
4,895,036	EUR	Morgan Stanley	08/26/11	6,949	7,030	81
1,550,000	EUR	Royal Bank of Scotland	08/26/11	2,221	2,226	5

1,130,000	GBP	BNP Paribas	08/26/11	1,838	1,854	16

174,904,537	HKD	HSBC Bank, N.A.	08/26/11	22,452	22,445	(7)
14,412,092	HKD	Union Bank of Switzerland AG	08/26/11	1,849	1,849	— (h)

11,750,000	ILS	HSBC Bank, N.A.	08/26/11	3,436	3,429	(7)
7,051,368	ILS	Morgan Stanley	08/26/11	2,060	2,057	(3)

1,286,929,136	INR	Deutsche Bank AG	08/26/11	28,819	28,991	172
115,313,500	INR	Morgan Stanley	08/26/11	2,605	2,598	(7)

4,502,592,000	JPY	HSBC Bank, N.A.	08/26/11	57,078	58,506	1,428
215,464,156	JPY	Morgan Stanley	08/26/11	2,736	2,800	64
183,499,902	JPY	Union Bank of Switzerland AG	08/26/11	2,316	2,384	68

2,705,837,468	KRW	Citibank, N.A.	08/26/11	2,561	2,562	1

31,969,839	MXN	Citibank, N.A.	08/26/11	2,732	2,718	(14)
106,659,152	MXN	Royal Bank of Scotland	08/26/11	9,126	9,066	(60)

14,152,838	MYR	Citibank, N.A.	08/26/11	4,718	4,760	42

480,923,980	RUB	Citibank, N.A.	08/26/11	17,140	17,355	215

50,533,250	SAR	HSBC Bank, N.A.	08/25/11	13,476	13,475	(1)
50,533,250	SAR	HSBC Bank, N.A.	09/06/11	13,475	13,475	— (h)

11,849,662	SEK	Morgan Stanley	08/26/11	1,870	1,881	11

43,165,137	SGD	HSBC Bank, N.A.	08/26/11	35,565	35,848	283
2,842,257	SGD	Morgan Stanley	08/26/11	2,332	2,361	29

848,524,631	THB	HSBC Bank, N.A.	08/26/11	28,303	28,388	85
55,562,078	THB	Morgan Stanley	08/26/11	1,864	1,859	(5)

1,173,449,311	TWD	Citibank, N.A.	08/26/11	40,746	40,702	(44)
72,570,000	TWD	Morgan Stanley	08/26/11	2,516	2,517	1

				$788,463	$793,207	$4,744

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars unless otherwise noted)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
26,854,250	AUD	Royal Bank of Canada	08/26/11	$28,786	$29,404	$(618)
56,754,375	AUD	Westpac Banking Corp.	08/26/11	60,737	62,141	(1,404)

25,833,330	BRL	BNP Paribas	08/26/11	16,411	16,551	(140)
10,027,723	CAD	Morgan Stanley	08/26/11	10,474	10,490	(16)

31,714,828	CAD	Royal Bank of Canada	08/26/11	33,464	33,177	287

133,576,493	EUR	BNP Paribas	08/26/11	189,997	191,840	(1,843)

33,224,384	GBP	Citibank, N.A.	08/26/11	53,597	54,522	(925)

97,291,694,661	IDR	HSBC Bank, N.A.	08/26/11	11,370	11,404	(34)

5,288,448,643	KRW	HSBC Bank, N.A.	08/26/11	5,002	5,007	(5)

311,857,518	PHP	Citibank, N.A.	08/26/11	7,278	7,386	(108)

50,533,250	SAR	HSBC Bank, N.A.	09/06/11	13,475	13,475	— (h)

				$430,591	$435,397	$(4,806)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chile Peso
CNY	—	China Yuan
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korea Republic Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PHP	—	Philippines Peso
RUB	—	Russian Ruble
SAR	—	Saudi Arabia Riyal
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TWD	—	Taiwan Dollar

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of July 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$68,698
Aggregate gross unrealized depreciation	(1,249)

Net unrealized appreciation/depreciation	$67,449

Federal income tax cost of investments	$1,790,352

JPMorgan International Currency Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. Dollars unless otherwise noted)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$386,232	$1,471,569	$—	$1,857,801

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$5,134	$—	$5,134
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(5,196)	$—	$(5,196)

# All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 95.4%
	Australia — 4.0%
501	BHP Billiton Ltd. (m)	22,887
87	Rio Tinto Ltd. (m)	7,611

		30,498

	Belgium — 1.4%
191	Anheuser-Busch InBev N.V. (m)	10,987

	China — 2.4%
5,415	China Construction Bank Corp., Class H (m)	4,358
2,559	CNOOC Ltd. (m)	5,696
9,834	Industrial & Commercial Bank of China, Class H (m)	7,468
691	Li Ning Co., Ltd. (m)	843

		18,365

	France — 14.5%
174	Accor S.A. (m)	7,642
371	AXA S.A. (m)	6,939
148	BNP Paribas S.A. (m)	9,621
84	Imerys S.A. (m)	5,766
113	Lafarge S.A. (m)	6,067
59	LVMH Moet Hennessy Louis Vuitton S.A. (m)	10,895
76	Pernod-Ricard S.A. (m)	7,483
46	PPR (m)	8,553
132	Sanofi (m)	10,254
51	Schneider Electric S.A. (m)	7,302
132	Societe Generale S.A. (m)	6,518
65	Technip S.A. (m)	7,082
298	Total S.A. (m)	16,088

		110,210

	Germany — 6.4%
116	Bayer AG (m)	9,250
77	Fresenius Medical Care AG & Co. KGaA (m)	5,905
44	Linde AG (m)	7,918
156	SAP AG (m)	9,782
86	Siemens AG (m)	10,940
186	Symrise AG (m)	5,090

		48,885

	Hong Kong — 1.5%
1,165	Belle International Holdings Ltd. (m)	2,543
1,557	Hang Lung Properties Ltd. (m)	5,743
975	Sands China Ltd. (a) (m)	2,934

		11,220

	Ireland — 1.2%
796	WPP plc (m)	9,019

	Israel — 0.9%
141	Teva Pharmaceutical Industries Ltd., ADR (m)	6,593

	Italy — 0.8%
2,656	Intesa Sanpaolo S.p.A. (m)	6,127

	Japan — 15.9%
209	Canon, Inc. (m)	10,089
155	Daikin Industries Ltd. (m)	5,502
73	East Japan Railway Co. (m)	4,569
304	Honda Motor Co., Ltd. (m)	12,046
2	Japan Tobacco, Inc. (m)	7,713
346	Komatsu Ltd. (m)	10,801
663	Kubota Corp. (m)	6,017
367	Mitsubishi Corp. (m)	9,808
74	Murata Manufacturing Co., Ltd. (m)	4,806
73	Nidec Corp. (m)	7,263
15	Nintendo Co., Ltd. (m)	2,363
119	Omron Corp. (m)	3,344
149	Shin-Etsu Chemical Co., Ltd. (m)	8,043
39	SMC Corp. (m)	7,136
439	Sumitomo Corp. (m)	6,187
270	Toyota Motor Corp. (m)	11,018
12	Yahoo! Japan Corp. (m)	4,291

		120,996

	Mexico — 0.5%
160	America Movil S.A.B. de C.V., Series L, ADR (m)	4,117

	Netherlands — 5.6%
939	ING Groep N.V. CVA (a) (m)	10,080
562	Reed Elsevier N.V. (m)	7,496
689	Royal Dutch Shell plc, Class A (m)	25,278

		42,854

	South Korea — 0.9%
18	Samsung Electronics Co., Ltd., GDR (e) (m)	7,005

	Spain — 1.5%
541	Banco Bilbao Vizcaya Argentaria S.A. (m)	5,665
62	Inditex S.A. (m)	5,607

		11,272

	Sweden — 0.7%
227	Atlas Copco AB, Class A (m)	5,366

	Switzerland — 12.1%
400	ABB Ltd. (a) (m)	9,572
259	Credit Suisse Group AG (a) (m)	9,310
85	Holcim Ltd. (a) (m)	5,805
316	Nestle S.A. (m)	20,140
202	Novartis AG (m)	12,407
62	Roche Holding AG (m)	11,083
3	SGS S.A. (m)	6,072
399	Xstrata plc (m)	8,414
40	Zurich Financial Services AG (a) (m)	9,491

		92,294

	Taiwan — 0.9%
565	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	6,981

	United Kingdom — 24.2%
164	Autonomy Corp. plc (a) (m)	4,514
1,511	Barclays plc (m)	5,481
725	BG Group plc (m)	17,101
274	British American Tobacco plc (m)	12,657
382	Burberry Group plc (m)	9,348
1,283	Centrica plc (m)	6,442

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	United Kingdom — Continued
562	GlaxoSmithKline plc (m)	12,528
1,612	HSBC Holdings plc (m)	15,792
707	ICAP plc (m)	5,175
240	Imperial Tobacco Group plc (m)	8,320
1,106	Man Group plc (m)	4,026
973	Marks & Spencer Group plc (m)	5,511
838	Prudential plc (m)	9,439
155	Rio Tinto plc (m)	10,973
582	Standard Chartered plc (m)	14,814
1,387	Tesco plc (m)	8,711
254	Tullow Oil plc (m)	5,101
379	Unilever plc (m)	12,089
5,988	Vodafone Group plc (m)	16,791

		184,813

	Total Common Stocks (Cost $558,799)	727,602

Preferred Stock — 1.4%
	Germany — 1.4%
55	Volkswagen AG (m) (Cost $6,595)	10,905

Short-Term Investment — 2.6%
	Investment Company — 2.6%
19,795	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l)	19,795

	(Cost $19,795)
	Total Investments — 99.4% (Cost $585,189)	758,302
	Other Assets in Excess of Liabilities — 0.6%	4,304

	NET ASSETS — 100.0%	$762,606

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2011

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	10.0%
Oil, Gas & Consumable Fuels	9.1
Pharmaceuticals	8.2
Metals & Mining	6.6
Automobiles	4.5
Food Products	4.3
Machinery	3.9
Tobacco	3.8
Insurance	3.4
Electrical Equipment	3.2
Textiles, Apparel & Luxury Goods	2.8
Chemicals	2.8
Capital Markets	2.8
Beverages	2.4
Wireless Telecommunication Services	2.4
Construction Materials	2.3
Software	2.2
Media	2.2
Trading Companies & Distributors	2.1
Multiline Retail	1.9
Semiconductors & Semiconductor Equipment	1.8
Industrial Conglomerates	1.4
Hotels, Restaurants & Leisure	1.4
Office Electronics	1.3
Diversified Financial Services	1.3
Food & Staples Retailing	1.1
Specialty Retail	1.1
Electronic Equipment, Instruments & Components	1.1
Others (each less than 1.0%)	6.0
Short-Term Investment	2.6

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	The rate shown is the current yield as of July 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $ 713,811,000 and 94.1%, respectively.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$201,849
Aggregate gross unrealized depreciation	(28,736)

Net unrealized appreciation/depreciation	$173,113

Federal income tax cost of investments	$585,189

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$30,498	$—	$30,498
Belgium	—	10,987	—	10,987
China	—	18,365	—	18,365
France	—	110,210	—	110,210
Germany	—	48,885	—	48,885
Hong Kong	—	11,220	—	11,220
Ireland	—	9,019	—	9,019
Israel	—	6,593	—	6,593
Italy	—	6,127	—	6,127
Japan	—	120,996	—	120,996
Mexico	—	4,117	—	4,117
Netherlands	—	42,854	—	42,854
South Korea	—	7,005	—	7,005
Spain	—	11,272	—	11,272
Sweden	—	5,366	—	5,366
Switzerland	—	92,294	—	92,294
Taiwan	—	6,981	—	6,981
United Kingdom	—	184,813	—	184,813

Total Common Stocks	—	727,602	—	727,602

Preferred Stocks
Germany	—	10,905	—	10,905

Total Preferred Stocks	—	10,905	—	10,905

Short-Term Investment
Investment Company	19,795	—	—	19,795

Total Investments in Securities	$19,795	$738,507	$—	$758,302

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

	Balance as of 10/31/2010		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 07/31/2011
Investments in Securities
Common Stocks - Australia	$—	(a)	$—	$—	$—	$—	$—	$—		$—	(a)
Common Stocks - Japan	—	(a)	—	—	—	—	—	—		—	(a)
Common Stocks - United Kingdom	5		—	—	—	—	(5)	—		—

Total	$5		$—	$—	$—	$—	$(5)	$—	$—	$—	(a)

(a)	Security has a zero value.
1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2011, which were valued using significant unobservable inputs amounted to $0.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 94.1%
	Austria — 0.6%
57	Erste Group Bank AG (m)	2,733
56	Intercell AG (a) (m)	225

		2,958

	Belgium — 1.9%
103	KBC Groep N.V. (m)	3,630
40	Solvay S.A. (m)	5,992

		9,622

	Canada — 1.8%
37	First Quantum Minerals Ltd. (m)	5,190
244	Kinross Gold Corp. (m)	3,985

		9,175

	China — 0.6%
333	Hengan International Group Co., Ltd. (m)	2,892

	Denmark — 0.7%
33	Carlsberg A/S, Class B (m)	3,264

	Finland — 1.1%
132	Ruukki Group OYJ (a) (m)	272
238	Stora Enso OYJ, Class R (m)	2,052
209	UPM-Kymmene OYJ (m)	3,255

		5,579

	France — 11.1%
120	BNP Paribas S.A. (m)	7,798
62	Bouygues S.A. (m)	2,341
46	L’Oreal S.A. (m)	5,503
64	Pernod-Ricard S.A. (m)	6,340
34	PPR (m)	6,260
127	Sanofi (m)	9,895
53	Schneider Electric S.A. (m)	7,709
86	Sodexo (m)	6,595
188	Suez Environnement Co. (m)	3,488

		55,929

	Germany — 7.2%
62	Adidas AG (m)	4,574
39	Allianz SE (m)	5,065
119	Bayer AG (m)	9,527
83	Daimler AG (m)	6,018
73	Deutsche Boerse AG (m)	5,419
390	Infineon Technologies AG (m)	3,918
24	Lanxess AG (m)	1,928

		36,449

	Hong Kong — 2.7%
1,916	China Overseas Land & Investment Ltd. (m)	4,290
1,624	China Resources Land Ltd. (m)	3,181
642	Hang Lung Properties Ltd. (m)	2,368
1,145	Huabao International Holdings Ltd. (m)	970
199	Sun Hung Kai Properties Ltd. (m)	3,025

		13,834

	Indonesia — 0.7%
7,583	Perusahaan Gas Negara PT (m)	3,539

	Ireland — 2.2%
396	Experian plc (m)	5,203
171	Shire plc (m)	5,918

		11,121

	Israel — 1.0%
110	Teva Pharmaceutical Industries Ltd., ADR (m)	5,152

	Italy — 2.4%
1,034	Enel S.p.A (m)	5,957
1,096	Snam Rete Gas S.p.A. (m)	6,330

		12,287

	Japan — 18.4%
142	Bridgestone Corp. (m)	3,535
2	Dai-ichi Life Insurance Co., Ltd. (The) (m)	3,271
83	East Japan Railway Co. (m)	5,249
208	FUJIFILM Holdings Corp. (m)	6,291
735	Fujitsu Ltd. (m)	4,325
2	Japan Tobacco, Inc. (m)	6,875
73	JFE Holdings, Inc. (m)	1,986
144	JS Group Corp. (m)	3,592
797	JX Holdings, Inc. (m)	5,761
1	KDDI Corp. (m)	6,101
528	Marubeni Corp. (m)	3,962
553	Mitsubishi Electric Corp. (m)	6,530
1,093	Mitsubishi Heavy Industries Ltd. (m)	5,094
406	Mitsui & Co., Ltd. (m)	7,644
1,977	Nippon Sheet Glass Co., Ltd. (m)	6,305
98	Nippon Telegraph & Telephone Corp. (m)	4,822
633	Nissan Motor Co., Ltd. (m)	6,740
143	Sumitomo Mitsui Financial Group, Inc. (m)	4,495

		92,578

	Netherlands — 9.0%
52	ASML Holding N.V. (m)	1,842
92	European Aeronautic Defence and Space Co., N.V. (m)	3,198
615	ING Groep N.V. CVA (a) (m)	6,604
356	Koninklijke KPN N.V. (m)	5,080
493	Royal Dutch Shell plc, Class A (m)	18,109
323	Unilever N.V. CVA (m)	10,503

		45,336

	Norway — 1.1%
369	DnB NOR ASA (m)	5,366

	Singapore — 0.4%
1,332	Genting Singapore plc (a) (m)	2,098

	South Korea — 1.1%
7	Samsung Electronics Co., Ltd. (m)	5,724

	Spain — 0.9%
409	Banco Bilbao Vizcaya Argentaria S.A. (m)	4,282

	Sweden — 1.2%
464	Telefonaktiebolaget LM Ericsson, Class B (m)	5,827

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Switzerland — 5.9%
289	ABB Ltd. (a) (m)	6,917
87	Cie Financiere Richemont S.A., Class A (m)	5,645
194	Credit Suisse Group AG (a) (m)	6,992
267	Glencore International plc (a) (m)	2,088
135	Novartis AG (m)	8,247

		29,889

	Taiwan — 0.7%
624	Hon Hai Precision Industry Co., Ltd., GDR (m)	3,521

	United Kingdom — 21.4%
419	BG Group plc (m)	9,882
494	BP plc (m)	3,719
249	British American Tobacco plc (m)	11,500
361	Cairn Energy plc (a) (m)	2,180
1,406	Centrica plc (m)	7,056
282	Cookson Group plc (m)	2,971
423	GlaxoSmithKline plc (m)	9,421
334	Intercontinental Hotels Group plc (m)	6,583
6,868	Lloyds Banking Group plc (a) (m)	4,851
1,097	Man Group plc (m)	3,992
223	Pearson plc (m)	4,283
686	Premier Farnell plc (m)	2,185
409	Prudential plc (m)	4,610
170	Rio Tinto plc (m)	12,019
285	Standard Chartered plc (m)	7,256
159	Tullow Oil plc (m)	3,186
4,372	Vodafone Group plc (m)	12,260

		107,954

	Total Common Stocks (Cost $443,058)	474,376

Preferred Stock — 1.4%
	Germany — 1.4%
36	Volkswagen AG (m) (Cost $3,882)	7,126

Short-Term Investment — 3.0%
	Investment Company — 3.0%
14,951	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $14,951)	14,951

	Total Investments — 98.5% (Cost $461,891)	496,453
	Other Assets in Excess of Liabilities — 1.5%	7,707

	NET ASSETS — 100.0%	$504,160

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2011

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	9.7%
Oil, Gas & Consumable Fuels	8.6
Commercial Banks	8.1
Metals & Mining	5.1
Electrical Equipment	4.3
Automobiles	4.0
Tobacco	3.7
Wireless Telecommunication Services	3.7
Hotels, Restaurants & Leisure	3.1
Insurance	2.6
Real Estate Management & Development	2.6
Diversified Financial Services	2.4
Electronic Equipment, Instruments & Components	2.4
Semiconductors & Semiconductor Equipment	2.3
Trading Companies & Distributors	2.3
Capital Markets	2.2
Food Products	2.1
Multi-Utilities	2.1
Textiles, Apparel & Luxury Goods	2.1
Building Products	2.0
Diversified Telecommunication Services	2.0
Gas Utilities	2.0
Beverages	1.9
Chemicals	1.8
Personal Products	1.7
Multiline Retail	1.3
Communications Equipment	1.2
Electric Utilities	1.2
Paper & Forest Products	1.1
Road & Rail	1.1
Machinery	1.0
Professional Services	1.0
Short-Term Investment	3.0
Others (each less than 1.0%)	4.3

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
23	TOPIX Index	09/08/11	$2,512	$(44)
115	Dow Jones Euro STOXX 50 Index	09/16/11	4,419	(23)
40	FTSE 100 Index	09/16/11	3,798	(19)

				$(86)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/11		NET UNREALIZED APPRECIATION (DEPRECIATION)
98,124,673	JPY
1,193,619	for CAD	Westpac Banking Corp.	08/08/11	$1,248	#	$1,274	#	$26
186,355,586	JPY
1,591,594	for EUR	Westpac Banking Corp.	08/08/11	2,287	#	2,421	#	134
194,362,642	JPY
15,193,947	for SEK	Barclays Bank plc	08/08/11	2,414	#	2,525	#	111
907,519	GBP
1,286,644	for CHF	Westpac Banking Corp.	08/08/11	1,635	#	1,490	#	(145)
26,599,647	HKD
2,391,964	for EUR	Barclays Bank plc	08/08/11	3,436	#	3,413	#	(23)
4,725,186	SEK
518,998	for EUR	Westpac Banking Corp.	08/08/11	746	#	751	#	5
1,167,822	SGD
657,398	for EUR	Westpac Banking Corp.	08/08/11	945	#	970	#	25
1,753,554	EUR
1,577,355	for GBP	BNP Paribas	08/08/11	2,590	#	2,520	#	(70)
1,468,064	EUR
169,600,485	for JPY	Barclays Bank plc	08/08/11	2,203	#	2,109	#	(94)
2,287,135	AUD
197,461,401	for JPY	Morgan Stanley	08/08/11	2,565	#	2,510	#	(55)
2,428,815	AUD	BNP Paribas	08/08/11	2,587		2,666		79
35,335,233	AUD	Royal Bank of Scotland	08/08/11	37,265		38,787		1,522
1,048,053	CAD	Union Bank of Switzerland AG	08/08/11	1,096		1,097		1
1,781,562	CHF	Barclays Bank plc	08/08/11	2,014		2,264		250
18,575,543	CHF	Royal Bank of Scotland	08/08/11	21,303		23,604		2,301
912,715	CHF	Westpac Banking Corp.	08/08/11	1,029		1,160		131
5,097,138	EUR	Barclays Bank plc	08/08/11	7,294		7,323		29
9,150,778	EUR	BNP Paribas	08/08/11	13,052		13,147		95
1,097,640	EUR	Credit Suisse International	08/08/11	1,607		1,577		(30)
2,027,691	EUR	Merrill Lynch International	08/08/11	2,922		2,913		(9)
3,010,188	EUR	Morgan Stanley	08/08/11	4,366		4,325		(41)
2,560,386	EUR	Union Bank of Switzerland AG	08/08/11	3,674		3,679		5
9,231,047	EUR	Westpac Banking Corp.	08/08/11	13,208		13,262		54
1,456,598	GBP	Barclays Bank plc	08/08/11	2,345		2,391		46
6,888,214	GBP	BNP Paribas	08/08/11	11,311		11,306		(5)
2,475,760	GBP	Citibank, N.A.	08/08/11	4,006		4,064		58
2,129,564	GBP	Credit Suisse International	08/08/11	3,421		3,495		74

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

2,042,456	GBP	Merrill Lynch International	08/08/11	3,334	3,352	18
2,568,273	GBP	State Street Corp.	08/08/11	4,212	4,216	4
2,979,501	GBP	Union Bank of Switzerland AG	08/08/11	4,854	4,890	36
574,511	GBP	Westpac Banking Corp.	08/08/11	934	943	9
19,304,608	HKD	Barclays Bank plc	08/08/11	2,484	2,477	(7)
33,710,158	HKD	Westpac Banking Corp.	08/08/11	4,330	4,325	(5)
76,449,585	JPY	Citibank, N.A.	08/08/11	945	993	48
188,536,769	JPY	Credit Suisse International	08/08/11	2,330	2,449	119
159,936,259	JPY	HSBC Bank, N.A.	08/08/11	1,988	2,078	90
590,047,352	JPY	Merrill Lynch International	08/08/11	7,313	7,665	352
199,638,427	JPY	Morgan Stanley	08/08/11	2,467	2,593	126
1,221,009,671	JPY	Royal Bank of Scotland	08/08/11	15,213	15,862	649
570,428,577	JPY	Union Bank of Switzerland AG	08/08/11	7,037	7,410	373
68,886,423	SEK	Royal Bank of Scotland	08/08/11	11,046	10,946	(100)
6,863,723	SGD	Royal Bank of Scotland	08/08/11	5,553	5,700	147
				$226,609	$232,942	$6,333

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
7,682,661	CAD	Royal Bank of Scotland	08/08/11	$7,955	$8,040	$(85)
317,021	CAD	State Street Corp.	08/08/11	328	332	(4)
3,798,516	CHF	Royal Bank of Canada	08/08/11	4,465	4,826	(361)
858,314	CHF	State Street Corp.	08/08/11	1,026	1,091	(65)
6,607,349	CHF	Westpac Banking Corp.	08/08/11	7,877	8,396	(519)
3,806,286	EUR	Barclays Bank plc	08/08/11	5,593	5,469	124
4,587,411	EUR	Citibank, N.A.	08/08/11	6,478	6,590	(112)
1,951,241	EUR	Goldman Sachs International	08/08/11	2,801	2,804	(3)
1,341,276	EUR	HSBC Bank, N.A.	08/08/11	1,912	1,927	(15)
3,182,246	EUR	Merrill Lynch International	08/08/11	4,492	4,572	(80)
774,412	EUR	Morgan Stanley	08/08/11	1,108	1,113	(5)
30,719,036	EUR	Royal Bank of Scotland	08/08/11	44,455	44,135	320
9,274,932	EUR	Westpac Banking Corp.	08/08/11	13,233	13,325	(92)
3,289,316	GBP	HSBC Bank, N.A.	08/08/11	5,345	5,399	(54)
2,216,128	GBP	Merrill Lynch International	08/08/11	3,537	3,637	(100)
1,100,048	GBP	Royal Bank of Canada	08/08/11	1,784	1,806	(22)
16,437,836	GBP	Royal Bank of Scotland	08/08/11	26,921	26,980	(59)
6,604,150	GBP	Westpac Banking Corp.	08/08/11	10,845	10,839	6
90,677,361	HKD	Royal Bank of Scotland	08/08/11	11,673	11,635	38
4,388,345	HKD	State Street Corp.	08/08/11	564	563	1
598,215,303	JPY	Barclays Bank plc	08/08/11	7,415	7,771	(356)
892,378,416	JPY	BNP Paribas	08/08/11	11,072	11,592	(520)
581,648,152	JPY	Royal Bank of Canada	08/08/11	7,215	7,556	(341)
63,289,889	JPY	State Street Corp.	08/08/11	784	823	(39)
200,000,000	JPY	Westpac Banking Corp.	08/08/11	2,475	2,598	(123)
2,402,852	NOK	Royal Bank of Scotland	08/08/11	436	446	(10)
1,487,754	SEK	State Street Corp.	08/08/11	230	237	(7)
				$192,019	$194,502	$(2,483)
#

For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 07/31/11 of the currency being sold, and the value at 07/31/11 is the U.S. Dollar market value of the currency being purchased.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of July 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $467,174,000 and 94.1%, respectively.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,110
Aggregate gross unrealized depreciation	(15,548)

Net unrealized appreciation/depreciation	$34,562

Federal income tax cost of investments	$461,891

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$2,958	$—	$2,958
Belgium	—	9,622	—	9,622
Canada	9,175	—	—	9,175
China	—	2,892	—	2,892
Denmark	—	3,264	—	3,264
Finland	—	5,579	—	5,579
France	—	55,929	—	55,929
Germany	—	36,449	—	36,449
Hong Kong	—	13,834	—	13,834
Indonesia	—	3,539	—	3,539
Ireland	—	11,121	—	11,121
Israel	—	5,152	—	5,152
Italy	—	12,287	—	12,287
Japan	—	92,578	—	92,578
Netherlands	—	45,336	—	45,336
Norway	—	5,366	—	5,366
Singapore	—	2,098	—	2,098
South Korea	—	5,724	—	5,724
Spain	—	4,282	—	4,282
Sweden	—	5,827	—	5,827
Switzerland	—	29,889	—	29,889
Taiwan	—	3,521	—	3,521
United Kingdom	—	107,954	—	107,954

Total Common Stocks	9,175	465,201	—	474,376

Preferred Stocks
Germany	—	7,126	—	7,126

Total Preferred Stocks	—	7,126	—	7,126

Short-Term Investment
Investment Company	14,951	—	—	14,951

Total Investments in Securities	$24,126	$472,327	$—	$496,453

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$7,406	$—	$7,406

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,556)	$—	$(3,556)
Futures Contracts	(86)	—	—	(86)

Total Depreciation in Other Financial Instruments	$(86)	$(3,556)	$—	$(3,642)

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.3%

	Austria — 0.6%
663	Erste Group Bank AG (m)	31,698
949	Intercell AG (a) (m)	3,833

		35,531

	Belgium — 1.7%
826	KBC Groep N.V. (m)	29,145
454	Solvay S.A. (m)	68,362

		97,507

	Canada — 1.9%
486	First Quantum Minerals Ltd. (m)	67,377
2,661	Kinross Gold Corp. (m)	43,447

		110,824

	China — 1.3%
120	China Construction Bank Corp., Class H (m)	97
4,000	Hengan International Group Co., Ltd. (m)	34,735
1,500	Ping An Insurance Group Co. of China Ltd., Class H (m)	14,587
9,200	Sands China Ltd. (a) (m)	27,690

		77,109

	Denmark — 1.0%
565	Carlsberg A/S, Class B (m)	55,499

	Finland — 1.1%
2,765	Stora Enso OYJ, Class R (m)	23,796
2,384	UPM-Kymmene OYJ (m)	37,151

		60,947

	France — 10.9%
883	BNP Paribas S.A. (m)	57,266
697	Bouygues S.A. (m)	26,346
299	Danone (m)	21,317
526	L’Oreal S.A. (m)	63,286
722	Pernod-Ricard S.A. (m)	71,526
384	PPR (m)	70,967
1,274	Sanofi (m)	98,990
609	Schneider Electric S.A. (m)	88,009
837	Sodexo (m)	63,961
2,638	Suez Environnement Co. (m)	48,901
102	Unibail-Rodamco SE (m)	22,708

		633,277

	Germany — 7.2%
838	Adidas AG (m)	62,206
438	Allianz SE (m)	57,078
1,126	Bayer AG (m)	90,080
688	Daimler AG (m)	49,877
862	Deutsche Boerse AG (m)	63,740
1,585	Deutsche Telekom AG (m)	24,707
4,617	Infineon Technologies AG (m)	46,327
286	Lanxess AG (m)	22,956

		416,971

	Hong Kong — 2.9%
22,000	China Overseas Land & Investment Ltd. (m)	49,262
18,000	China Resources Land Ltd. (m)	35,259
7,000	Hang Lung Properties Ltd. (m)	25,819
14,000	Huabao International Holdings Ltd. (m)	11,860
3,000	Sun Hung Kai Properties Ltd. (m)	45,597

		167,797

	Indonesia — 1.2%
4,500	Gudang Garam Tbk PT (m)	26,900
85,500	Perusahaan Gas Negara PT (m)	39,899

		66,799

	Ireland — 2.4%
4,390	Experian plc (m)	57,708
758	Paddy Power plc (m)	37,087
1,349	Shire plc (m)	46,822

		141,617

	Israel — 1.0%
1,202	Teva Pharmaceutical Industries Ltd., ADR (m)	56,061

	Italy — 1.1%
1,672	Enel S.p.A (m)	9,630
9,809	Snam Rete Gas S.p.A. (m)	56,629

		66,259

	Japan — 23.0%
600	Astellas Pharma, Inc. (m)	23,310
1,600	Bridgestone Corp. (m)	39,801
5,100	Citizen Holdings Co., Ltd. (m)	30,622
26	Dai-ichi Life Insurance Co., Ltd. (The) (m)	36,800
3,000	Daiwa House Industry Co., Ltd. (m)	40,429
1,000	East Japan Railway Co. (m)	62,934
1,900	FUJIFILM Holdings Corp. (m)	57,380
10,000	Fujitsu Ltd. (m)	58,852
13	Japan Tobacco, Inc. (m)	58,914
400	JFE Holdings, Inc. (m)	10,883
1,000	JGC Corp. (m)	31,231
2,300	JS Group Corp. (m)	57,532
8,600	JX Holdings, Inc. (m)	62,179
10	KDDI Corp. (m)	74,308
6,000	Marubeni Corp. (m)	45,021
5,000	Mitsubishi Electric Corp. (m)	59,040
12,000	Mitsubishi Heavy Industries Ltd. (m)	55,929
3,500	Mitsui & Co., Ltd. (m)	65,894
17,000	Nippon Sheet Glass Co., Ltd. (m)	54,221
700	Nippon Telegraph & Telephone Corp. (m)	34,619
7,400	Nissan Motor Co., Ltd. (m)	78,747
410	ORIX Corp. (m)	44,228
500	Otsuka Corp. (m)	33,203
1,100	Otsuka Holdings Co., Ltd. (m)	30,281
3,000	Sumitomo Bakelite Co., Ltd. (m)	20,537
1,600	Sumitomo Mitsui Financial Group, Inc. (m)	50,334
1,100	Sundrug Co., Ltd. (m)	35,381
5,000	Toshiba Corp. (m)	25,939
3,000	TOTO Ltd. (m)	23,464
350	Yamada Denki Co., Ltd. (m)	28,023

		1,330,036

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Netherlands — 7.4%
633	ASML Holding N.V. (m)	22,550
741	European Aeronautic Defence and Space Co., N.V. (m)	25,692
1,894	ING Groep N.V. CVA (a) (m)	20,324
3,412	Koninklijke KPN N.V. (m)	48,659
5,252	Royal Dutch Shell plc, Class A (m)	192,772
3,711	Unilever N.V. CVA (m)	120,515

		430,512

	Norway — 2.0%
632	Algeta ASA (a) (m)	23,559
4,147	DnB NOR ASA (m)	60,306
1,912	Petroleum Geo-Services ASA (a) (m)	31,009

		114,874

	Singapore — 0.4%
16,000	Genting Singapore plc (a) (m)	25,205

	South Korea — 1.2%
83	Samsung Electronics Co., Ltd. (m)	66,463

	Spain — 0.8%
4,543	Banco Bilbao Vizcaya Argentaria S.A. (m)	47,588

	Sweden — 1.3%
6,211	Telefonaktiebolaget LM Ericsson, Class B (m)	78,014

	Switzerland — 5.3%
3,295	ABB Ltd. (a) (m)	78,921
1,006	Cie Financiere Richemont S.A., Class A (m)	64,972
1,209	Credit Suisse Group AG (a) (m)	43,466
3,300	Glencore International plc (a) (m)	25,768
1,554	Novartis AG (m)	95,263

		308,390

	Taiwan — 0.8%
7,761	Hon Hai Precision Industry Co., Ltd., GDR (m)	43,818

	United Arab Emirates — 0.3%
2,876	Lamprell plc (m)	18,123

	United Kingdom — 18.5%
12,418	Aegis Group plc (m)	31,503
1,649	Associated British Foods plc (m)	28,913
4,820	BG Group plc (m)	113,639
5,952	BP plc (m)	44,858
1,242	British American Tobacco plc (m)	57,332
4,196	Cairn Energy plc (a) (m)	25,367
16,066	Centrica plc (m)	80,654
3,243	Cookson Group plc (m)	34,121
3,281	GlaxoSmithKline plc (m)	73,150
1,006	Hikma Pharmaceuticals plc (m)	11,267
930	Intercontinental Hotels Group plc (m)	18,351
76,682	Lloyds Banking Group plc (a) (m)	54,169
10,660	Man Group plc (m)	38,791
2,515	Pearson plc (m)	48,261
2,668	Premier Farnell plc (m)	8,496
4,692	Prudential plc (m)	52,852
5,553	Resolution Ltd. (m)	25,105
1,991	Rio Tinto plc (m)	140,542
3,780	Standard Chartered plc (m)	96,292
30,320	Vodafone Group plc (m)	85,028

		1,068,691

	Total Common Stocks (Cost $5,137,152)	5,517,912

Preferred Stock — 1.6%

	Germany — 1.6%
470	Volkswagen AG (m) (Cost $43,524)	93,820

	Total Investments — 96.9% (Cost $5,180,676)	5,611,732

	Other Assets in Excess of Liabilities — 3.1%	176,626

	NET ASSETS — 100.0%	$5,788,358

Percentages indicated are based on net assets.

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2011

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage
Pharmaceuticals	9.4%
Oil, Gas & Consumable Fuels	7.8
Commercial Banks	7.6
Metals & Mining	5.1
Electrical Equipment	4.0
Automobiles	4.0
Real Estate Management & Development	3.5
Insurance	3.3
Hotels, Restaurants & Leisure	3.1
Food Products	3.0
Wireless Telecommunication Services	2.8
Tobacco	2.6
Electronic Equipment, Instruments & Components	2.5
Building Products	2.4
Semiconductors & Semiconductor Equipment	2.4
Multi-Utilities	2.3
Diversified Financial Services	2.3
Textiles, Apparel & Luxury Goods	2.3
Beverages	2.3
Chemicals	2.2
Trading Companies & Distributors	2.0
Diversified Telecommunication Services	1.9
Personal Products	1.7
Gas Utilities	1.7
Computers & Peripherals	1.5
Capital Markets	1.5
Media	1.4
Communications Equipment	1.4
Multiline Retail	1.3
Road & Rail	1.1
Paper & Forest Products	1.1
Construction & Engineering	1.0
Professional Services	1.0
Machinery	1.0
Others (each less than 1.0%)	5.5

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	Dow Jones Euro STOXX 50 Index	09/16/11	$76,845	$(2,923)

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/11		NET UNREALIZED APPRECIATION (DEPRECIATION)
326,262	DKK
43,777	for EUR	Barclays Bank plc	10/07/11	$62,802	#	$62,827	#	$25
31,250	SGD
18,271	for EUR	Royal Bank of Canada	10/07/11	26,212	#	25,956	#	(256)
28,392	SGD
14,452	for GBP	Royal Bank of Canada	10/07/11	23,707	#	23,582	#	(125)
2,986,294	JPY
23,531	for GBP	Westpac Banking Corp.	10/07/11	38,599	#	38,822	#	223
30,676	AUD
2,628,891	for JPY	Westpac Banking Corp.	10/07/11	34,175	#	33,414	#	(761)
14,906	GBP
1,941,872	for JPY	Westpac Banking Corp.	10/07/11	25,244	#	24,451	#	(793)
22,342	CHF
167,349	for SEK	Citibank, N.A.	10/07/11	26,502	#	28,414	#	1,912
512,605	AUD	Royal Bank of Scotland	10/07/11	541,952		558,370		16,418
98,958	CHF	Royal Bank of Canada	10/07/11	117,425		125,855		8,430
13,978	CHF	Citibank, N.A.	10/07/11	16,511		17,778		1,267
34,409	EUR	Barclays Bank plc	10/07/11	47,740		49,363		1,623
25,534	GBP	Royal Bank of Scotland	10/07/11	41,766		41,885		119
17,703	GBP	Westpac Banking Corp.	10/07/11	28,797		29,039		242
906,174	SEK	Royal Bank of Canada	10/07/11	143,943		143,507		(436)
81,685	SGD	Royal Bank of Canada	10/07/11	66,619		67,846		1,227
				$1,241,994		$1,271,109		$29,115

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
86,945	CAD	Royal Bank of Canada	10/07/11	$90,207	$90,864	$(657)
16,969	CAD	Deutsche Bank AG	10/07/11	17,576	17,735	(159)
184,569	DKK	Royal Bank of Canada	10/07/11	35,764	35,541	223
12,375	EUR	Westpac Banking Corp.	10/07/11	17,837	17,753	84
16,233	EUR	Union Bank of Switzerland AG	10/07/11	23,001	23,287	(286)
242,468	EUR	Royal Bank of Canada	10/07/11	349,655	347,839	1,816
14,213	GBP	Union Bank of Switzerland AG	10/07/11	22,925	23,315	(390)
153,485	GBP	Royal Bank of Canada	10/07/11	247,020	251,769	(4,749)
342,949	HKD	Royal Bank of Canada	10/07/11	44,094	44,022	72
4,640,292	JPY	Barclays Bank plc	10/07/11	59,328	60,324	(996)
1,694,316	JPY	Royal Bank of Canada	10/07/11	20,903	22,026	(1,123)
290,088	NOK	Royal Bank of Canada	10/07/11	53,914	53,646	268
				$982,224	$988,121	$(5,897)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 07/31/11 of the currency being sold, and the value at 07/31/11 is the U.S. Dollar market value of the currency being purchased.

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	Non-income producing security
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $5,444,846 and 97.0%, respectively.

Portfolio Swap* Outstanding at July 31, 2011

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE ($)
UBS	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	12/31/15	55,654

Total			$55,654

*	See the accompanying “Additional Information – Portfolio Swap” for further details.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$653,461
Aggregate gross unrealized depreciation	(222,405)

Net unrealized appreciation/depreciation	$431,056

Federal income tax cost of investments	$5,180,676

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—		$35,531	$—	35,531
Belgium	—		97,507	—	97,507
Canada	110,824		–	—	110,824
China	—		77,109	—	77,109
Denmark	—		55,499	—	55,499
Finland	—		60,947	—	60,947
France	—		633,277	—	633,277
Germany	—		416,971	—	416,971
Hong Kong	—		167,797	—	167,797
Indonesia	—		66,799	—	66,799
Ireland	—		141,617	—	141,617
Israel	—		56,061	—	56,061
Italy	—		66,259	—	66,259
Japan	—		1,330,036	—	1,330,036
Netherlands	—		430,512	—	430,512
Norway	—		114,874	—	114,874
Singapore	—		25,205	—	25,205
South Korea	—		66,463	—	66,463
Spain	—		47,588	—	47,588
Sweden	—		78,014	—	78,014
Switzerland	—		308,390	—	308,390
Taiwan	—		43,818	—	43,818
United Arab Emirates	—		18,123	—	18,123
United Kingdom	—		1,068,691	—	1,068,691

Total Common Stocks	110,824		5,407,088	—	5,517,912

Preferred Stocks
Germany	—		93,820	—	93,820

Total Preferred Stocks	—		93,820	—	93,820

Total Investments in Securities	$110,824		$5,500,908	$—	$5,611,732

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—		$33,949	$—	$33,949
Swap	$—		$55,654	$—	$55,654

Total Appreciation in Other Financial Instruments	$—		$89,603	$—	$89,603

Depreciation in Other Financial Instruments
Futures Contracts	$(2,923)	$		$—	$(2,923)
Forward Foreign Currency Exchange Contracts	$—		$(10,731)	$—	$(10,731)

Total Depreciation in Other Financial Instruments	$(2,923)		$(10,731)	$—	$(13,654)

JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

JPMorgan International Opportunities Plus Fund

ADDITIONAL INFORMATION – PORTFOLIO SWAP

AS OF JULY 31, 2011 (Unaudited)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($) (a)	CURRENT VALUE($) (b)	VALUE($)(c)
Long Positions
Belgium — 0.6%
Anheuser-Busch InBev N.V.	21,801	21,835	34
KBC Groep N.V.	13,249	10,461	(2,788)

	35,050	32,296	(2,754)

China — 0.2%
Ping An Insurance Group Co., Class H	14,612	14,598	(14)

France — 1.4%
BNP Paribas S.A.	37,755	32,664	(5,091)
Cap Gemini S.A.	24,608	23,215	(1,393)
Sanofi	12,185	13,964	1,779
Sodexo	9,138	10,416	1,278

	83,686	80,259	(3,427)

Germany — 1.4%
Bayer AG	16,334	17,037	703
Daimler AG	17,872	19,145	1,273
Deutsche Telekom AG	16,427	17,585	1,158
Gerresheimer AG	25,549	29,208	3,659

	76,182	82,975	6,793

Hong Kong — 0.5%
Belle International Holdings Ltd.	23,623	26,267	2,644

Ireland — 0.3%
Experian plc	1,536	1,699	163
Shire plc	12,677	18,261	5,584

	14,213	19,960	5,747

Italy — 1.5%
Enel S.p.A.	70,832	68,813	(2,019)
Snam Rete Gas S.p.A.	15,022	15,367	345

	85,854	84,180	(1,674)

Japan — 5.4%
Dentsu, Inc.	36,326	34,407	(1,919)
FUJIFILM Holdings Corp.	15,716	15,152	(564)
Fujitsu Ltd.	12,773	11,795	(978)
H2O Retailing Corp.	31,444	30,603	(841)
Japan Real Estate Investment Corp.	32,743	30,123	(2,620)
Japan Retail Fund Investment Corp.	26,700	21,877	(4,823)
Japan Tobacco, Inc.	13,005	18,185	5,180
JFE Holdings, Inc.	32,576	27,278	(5,298)
Mitsubishi Electric Corp.	9,807	11,782	1,975
Mitsui & Co., Ltd.	18,154	20,790	2,636
Murata Manufacturing Co., Ltd.	26,767	26,031	(736)
Nippon Sheet Glass Co., Ltd.	26,632	31,954	5,322
Nippon Telegraph &
Telephone Corp.	34,426	34,552	126

	317,069	314,529	(2,540)

Netherlands — 1.8%
European Aeronautic
Defence and Space Co., N.V.	22,450	24,167	1,717
ING Groep N.V. (e)	54,532	53,466	(1,066)
Koninklijke KPN N.V.	15,001	12,434	(2,567)
Royal Dutch Shell plc, Class A	10,649	11,697	1,048

	102,632	101,764	(868)

Switzerland — 1.3%
Credit Suisse Group AG (e)	52,940	37,064	(15,876)
Kuehne + Nagel International AG	41,991	36,471	(5,520)

	94,931	73,535	(21,396)

United Kingdom — 5.7%
British American Tobacco plc	73,941	86,853	12,912
GlaxoSmithKline plc	32,922	36,652	3,730
Intercontinental Hotels Group plc	53,216	53,260	44
Man Group plc	6,263	5,350	(913)
Premier Farnell plc	23,837	16,983	(6,854)
Robert Walters plc (e)	28,817	31,363	2,546
Tullow Oil plc	35,527	34,141	(1,386)
Vodafone Group plc	65,003	65,283	280

	319,526	329,885	10,359

Total Long Positions of Portfolio Swap	1,167,378	1,160,248	(7,130)

Short Positions
Australia — 1.3%
Newcrest Mining Ltd.	22,936	24,766	(1,830)
Telstra Corp. Ltd.	24,052	25,970	(1,918)
Woolworths Ltd.	24,916	23,677	1,239

	71,904	74,413	(2,509)

Austria — 0.7%
Raiffeisen Bank International AG	17,405	16,566	839
Verbund AG	20,991	21,313	(322)

	38,396	37,879	517

China — 0.1%
Li Ning Co., Ltd.	14,531	7,948	6,583

Denmark — 0.4%
William Demant Holding A/S (e)	20,624	22,641	(2,017)

Finland — 0.5%
Ramirent OYJ	14,395	12,279	2,116
Tieto OYJ	23,875	18,213	5,662

	38,270	30,492	7,778

France — 1.7%
Cie Generale d’Optique
Essilor International S.A.	16,201	18,879	(2,678)
Faurecia	20,474	21,750	(1,276)
Lagardere SCA	25,878	21,979	3,899

JPMorgan International Opportunities Plus Fund

ADDITIONAL INFORMATION – PORTFOLIO SWAP

AS OF JULY 31, 2011 (Unaudited) (continued)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)(a)	CURRENT VALUE($)(b)	VALUE($)(c)
France — Continued
Renault S.A.	18,380	14,993	3,387
Technip S.A.	20,060	22,822	(2,762)

	100,993	100,423	570

Hong Kong — 1.0%
China Dongxiang Group Co.	23,660	15,987	7,673
China Mobile Ltd.	25,087	24,876	211
Hang Seng Bank Ltd.	15,555	15,718	(163)

	64,302	56,581	7,721

Japan — 6.7%
Casio Computer Co., Ltd.	25,114	21,277	3,837
Daihatsu Motor Co., Ltd.	16,362	17,575	(1,213)
Daiichi Sankyo Co., Ltd.	26,264	24,831	1,433
Dainippon Sumitomo Pharma Co., Ltd.	23,568	23,393	175
Global One Real Estate Investment Corp.	28,919	26,226	2,693
Hirose Electric Co., Ltd.	21,043	20,056	987
Kintetsu Corp.	21,998	23,641	(1,643)
Konica Minolta Holdings, Inc.	28,159	20,329	7,830
Mitsubishi Motors Corp. (e)	28,686	30,175	(1,489)
Nissin Foods Holdings Co., Ltd.	22,405	22,874	(469)
Renesas Electronics Corp. (e)	21,342	21,725	(383)
Sharp Corp.	19,063	18,471	592
Shizuoka Bank Ltd.	26,888	28,252	(1,364)
Sumitomo Forestry Co., Ltd.	22,725	23,641	(916)
Takeda Pharmaceutical Co., Ltd.	24,633	23,868	765
Toho Gas Co., Ltd.	20,426	21,926	(1,500)
Toyo Seikan Kaisha Ltd.	19,183	19,289	(106)

	396,778	387,549	9,229

Netherlands — 0.4%
Eurocommercial Properties N.V.	23,414	23,036	378

Singapore — 0.7%
Neptune Orient Lines Ltd.	16,255	14,351	1,904
StarHub Ltd.	23,019	23,420	(401)

	39,274	37,771	1,503

Spain — 0.7%
Gas Natural SDG S.A.	17,709	24,563	(6,854)
Viscofan, S.A.	16,849	16,817	32

	34,558	41,380	(6,822)

Sweden — 1.2%
Electrolux AB, Series B	29,523	23,945	5,578
Sandvik AB	22,410	21,512	898
Skanska AB, Class B	26,164	21,004	5,160

	78,097	66,461	11,636

Switzerland — 1.1%
Baloise Holding AG	26,423	22,555	3,868
Panalpina Welttransport Holding AG (e)	26,120	21,945	4,175
Schindler Holding AG	23,328	21,158	2,170

	75,871	65,658	10,213

Turkey — 0.4%
Turkiye Garanti Bankasi AS	21,228	21,978	(750)

United Kingdom — 2.1%
Amlin plc	11,804	12,486	(682)
Autonomy Corp. plc (e)	19,087	22,019	(2,932)
Betfair Group plc (e)	19,098	14,193	4,905
Firstgroup plc	12,935	14,904	(1,969)
Hays plc	22,401	18,410	3,991
PZ Cussons plc	21,647	25,176	(3,529)
Smiths Group plc	17,975	16,823	1,152

	124,947	124,011	936

Total Short Positions	$1,143,187	1,098,221	44,966

Total of Long and Short Positions of Portfolio Swap	24,191	62,027	37,836

Cash and Other Receivables (d)			17,353
Financing Costs			(1,268)
Net Dividends			1,733

Net Swap Contract, at value			$55,654

Percentages indicated are based on net assets.

NOTES TO ADDITIONAL INFORMATION – PORTFOLIO SWAP :

CVA - Dutch Certification

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Current value represents market value of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(c)	Value represents the unrealized gain (loss) of the positions.
(d)	Cash and other receivables includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap when cash is settled with the counterparty.
(e)	Non-income producing security.

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.5%
		Australia — 15.1%
1,299		BGP Holdings Beneficial Interest Share (a) (f) (i)	—
217		CFS Retail Property Trust (m)	412
1,501		Commonwealth Property Office Fund (m)	1,568
1,711		Dexus Property Group (m)	1,625
1,716		Goodman Group (m)	1,281
162		GPT Group (m)	536
665		Mirvac Group (m)	839
578		Stockland (m)	1,936
519		Westfield Group (m)	4,535
584		Westfield Retail Trust (m)	1,563

			14,295

		Belgium — 1.1%
8		Cofinimmo S.A. (m)	1,087

		Canada — 6.3%
56		Artis REIT (m)	819
93		Brookfield Properties Corp. (m)	1,766
23		Canadian Apartment Properties REIT (m)	470
13		Cominar Real Estate Investment Trust (m)	315
74		First Capital Realty, Inc. (m)	1,310
48		RioCan REIT (m)	1,291

			5,971

		China — 0.5%
296		Agile Property Holdings Ltd. (m)	477

		Finland — 1.9%
248		Sponda OYJ (m)	1,367
80		Technopolis OYJ (m)	387

			1,754

		France — 8.5%
60		Klepierre (m)	2,260
26		Unibail-Rodamco SE (m)	5,808

			8,068

		Germany — 0.2%
16		Alstria Office REIT-AG (m)	230

		Hong Kong — 26.1%
1,292		China Overseas Land & Investment Ltd. (m)	2,893
996		China Resources Land Ltd. (m)	1,951
778		Hang Lung Properties Ltd. (m)	2,870
184		Henderson Land Development Co., Ltd. (m)	1,165
478		Hongkong Land Holdings Ltd. (m)	3,206
328		Link REIT (The) (m)	1,144
900		New World Development Ltd. (m)	1,324
794		Sino Land Co., Ltd. (m)	1,345
463		Sun Hung Kai Properties Ltd. (m)	7,037
245		Wharf Holdings Ltd. (m)	1,797

			24,732

		Japan — 17.0%
–	(h)	Advance Residence Investment Corp. (m)	682
–	(h)	Frontier Real Estate Investment Corp. (m)	870
–	(h)	Japan Real Estate Investment Corp. (m)	2,194
–	(h)	Kenedix Realty Investment Corp. (m)	1,019
228		Mitsubishi Estate Co., Ltd. (m)	4,089
172		Mitsui Fudosan Co., Ltd. (m)	3,286
–	(h)	Nippon Building Fund, Inc. (m)	1,587
97		Sumitomo Realty & Development Co., Ltd. (m)	2,395

			16,122

		Netherlands — 5.4%
48		Corio N.V. (m)	2,924
43		Nieuwe Steen Investments N.V. (m)	801
20		Vastned Offices/Industrial N.V. (m)	337
6		Vastned Retail N.V. (m)	390
7		Wereldhave N.V. (m)	675

			5,127

		Norway — 0.6%
280		Norwegian Property ASA (m)	589

		Singapore — 6.6%
786		CapitaCommercial Trust (m)	920
1,681		CapitaLand Ltd. (m)	4,042
536		CapitaMalls Asia Ltd. (m)	638
75		City Developments Ltd. (m)	657

			6,257

		United Kingdom — 9.2%
247		British Land Co. plc (m)	2,367
234		Helical Bar plc (m)	937
206		Land Securities Group plc (m)	2,876
429		London & Stamford Property plc (m)	893
184		Safestore Holdings plc (m)	366
270		Segro plc (m)	1,336

			8,775

		Total Common Stocks (Cost $83,498)	93,484

Short-Term Investment — 0.9%
		Investment Company — 0.9%
900		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $900)	900

		Total Investments — 99.4% (Cost $84,398)	94,384
		Other Assets in Excess of Liabilities — 0.6%	548

		NET ASSETS — 100.0%	$94,932

Percentages indicated are based on net assets.

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

uy(Amounts in thousands, except number of contracts)

Summary of Investments by Industry, July 31, 2011

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Real Estate Management & Development	48.6%
Diversified	31.3
Shopping Centers	10.8
Office Property	7.1
Apartments	1.2
Short-Term Investment	1.0

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
364,830	AUD	Deutsche Bank AG	09/13/11	$390	$399	$9
414,430	AUD	HSBC Bank, N.A.	09/13/11	437	453	16
468,803	AUD	Merrill Lynch International	09/13/11	498	512	14
494,597	CAD	BNP Paribas	09/13/11	513	517	4
3,134,685	CAD	Royal Bank of Scotland	09/13/11	3,201	3,278	77
617,002	CHF	BNP Paribas	09/13/11	726	785	59
1,063,081	CHF	Royal Bank of Scotland	09/13/11	1,261	1,352	91
347,640	EUR	Barclays Bank plc	09/13/11	493	499	6
349,623	EUR	Deutsche Bank AG	09/13/11	495	502	7
407,538	EUR	Merrill Lynch International	09/13/11	570	585	15
361,329	GBP	Goldman Sachs International	09/13/11	591	593	2
374,494	GBP	Merrill Lynch International	09/13/11	599	614	15
268,688	GBP	Royal Bank of Scotland	09/13/11	433	441	8
7,751,702	HKD	HSBC Bank, N.A.	09/13/11	996	995	(1)
8,337,996	HKD	HSBC Bank, N.A.	09/14/11	1,071	1,070	(1)
4,165,975	HKD	Morgan Stanley	09/14/11	536	535	(1)
6,278,162	HKD	Union Bank of Switzerland AG	09/14/11	806	806	–	(h)
39,760,124	JPY	BNP Paribas	09/13/11	491	517	26
61,445,898	JPY	HSBC Bank, N.A.	09/13/11	763	799	36
4,000,736	SEK	BNP Paribas	09/13/11	633	634	1
8,317,445	SEK	Goldman Sachs International	09/13/11	1,329	1,319	(10)
1,273,155	SGD	Goldman Sachs International	09/13/11	1,033	1,057	24
				$17,865	$18,262	$397

CONTRACTS TO SELL	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
479,743	AUD	Barclays Bank plc	09/13/11	$510	$524	$(14)
605,011	AUD	Citibank, N.A.	09/13/11	635	661	(26)
736,474	AUD	Merrill Lynch International	09/13/11	779	805	(26)
337,194	EUR	Citibank, N.A.	09/13/11	488	484	4
1,186,536	EUR	Goldman Sachs International	09/13/11	1,717	1,703	14
568,692	EUR	Merrill Lynch International	09/13/11	815	816	(1)
763,532	EUR	Morgan Stanley	09/13/11	1,106	1,096	10
305,686	GBP	Merrill Lynch International	09/13/11	500	502	(2)
5,493,095	HKD	Barclays Bank plc	09/14/11	706	705	1
46,937,615	HKD	Goldman Sachs International	09/14/11	6,034	6,024	10
7,751,702	HKD	HSBC Bank, N.A.	09/12/11	996	995	1
7,751,702	HKD	HSBC Bank, N.A.	09/13/11	996	995	1
3,881,663	HKD	Royal Bank of Canada	09/14/11	499	498	1

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
4,969,970	HKD	Westpac Banking Corp.	09/14/11	639	638	1
78,518,560	JPY	Goldman Sachs International	09/13/11	979	1,020	(41)
66,039,794	JPY	Merrill Lynch International	09/13/11	820	858	(38)
48,743,941	JPY	Union Bank of Switzerland AG	09/13/11	612	634	(22)
				$18,831	$18,958	$(127)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	Security is fair valued in accordance with procedures established by and under the supervision of the Board of Trustees. The Fund owns fair valued securities with a value of $0 which amounts to 0.0% of total investments.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of July 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $87,513,000 and 92.7%, respectively.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,167
Aggregate gross unrealized depreciation	(1,181)

Net unrealized appreciation/depreciation	$9,986

Federal income tax cost of investments	$84,398

JPMorgan International Realty Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

		Level 2	Level 3
	Level 1	Other significant observable	Significant unobservable
	Quoted prices	inputs	inputs		Total
Investments in Securities
Common Stocks
Australia	$–	$14,295	$–	(a)	$14,295
Belgium	–	1,087	–		1,087
Canada	5,971	–	–		5,971
China	–	477	–		477
Finland	–	1,754	–		1,754
France	–	8,068	–		8,068
Germany	–	230	–		230
Hong Kong	–	24,732	–		24,732
Japan	–	16,122	–		16,122
Netherlands	–	5,127	–		5,127
Norway	–	589	–		589
Singapore	–	6,257	–		6,257
United Kingdom	–	8,775	–		8,775
Total Common Stocks	5,971	87,513	–	(a)	93,484
Short-Term Investment
Investment Company	900	–	–		900
Total Investments in Securities	$6,871	$87,513	$–	(a)	$94,384

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$453	$–		$453

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$(183)	$–		$(183)

(a)	Security has zero value.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/2010		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases(1)	Sales(2)	Settlements	Transfers into Level 3	Transfers out of Level 3	Balance as of 07/31/2011
Investments in Securities
Common Stocks - Australia	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	$—	(a)

Total	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	$—	(a)

(a)	Security has zero value

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2011, which were valued using significant unobservable inputs (Level 3) amounted to $0.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.2%
	Australia — 0.9%
1,045	QBE Insurance Group Ltd. (m)	18,812

	Austria — 0.8%
368	Erste Group Bank AG (m)	17,607

	Belgium — 2.2%
592	KBC Groep N.V. (m)	20,898
183	Solvay S.A. (m)	27,573

		48,471

	Canada — 0.9%
142	First Quantum Minerals Ltd. (m)	19,717

	Finland — 1.3%
949	Ruukki Group OYJ (a) (m)	1,964
1,641	UPM-Kymmene OYJ (m)	25,567

		27,531

	France — 10.6%
568	BNP Paribas S.A. (m)	36,847
260	Bouygues S.A. (m)	9,830
860	GDF Suez (m)	28,132
124	PPR (m)	22,899
777	Sanofi (m)	60,380
223	Schneider Electric S.A. (m)	32,221
305	Sodexo (m)	23,292
836	Suez Environnement Co. (m)	15,505

		229,106

	Germany — 12.0%
278	Allianz SE (m)	36,179
500	BASF SE (m)	45,140
565	Bayer AG (m)	45,185
7,363	Commerzbank AG (a) (m)	27,988
427	Daimler AG (m)	30,933
214	Deutsche Boerse AG	15,802
5	Deutsche Boerse AG (a) (m)	342
1,787	Deutsche Telekom AG (m)	27,862
225	Hamburger Hafen und Logistik AG (m)	8,997
116	Lanxess AG (m)	9,273
93	Siemens AG (m)	11,844

		259,545

	Hong Kong — 0.8%
8,356	China Resources Land Ltd. (m)	16,368

	Ireland — 0.7%
1,123	Experian plc (m)	14,765

	Italy — 3.3%
4,996	Enel S.p.A (m)	28,772
5,475	Snam Rete Gas S.p.A. (m)	31,606
6,794	UniCredit S.p.A. (m)	12,120

		72,498

	Japan — 20.7%
1,782	Amada Co., Ltd. (m)	13,814
790	Bridgestone Corp. (m)	19,662
285	East Japan Railway Co. (m)	17,911
690	FUJIFILM Holdings Corp. (m)	20,829
4,915	Fujitsu Ltd. (m)	28,926
7	Japan Tobacco, Inc. (m)	31,379
4,487	JX Holdings, Inc. (m)	32,441
6	KDDI Corp. (m)	42,482
2,199	Marubeni Corp. (m)	16,500
2,613	Mitsubishi Electric Corp. (m)	30,854
1,461	Mitsui & Co., Ltd. (m)	27,506
2,724	Nippon Sheet Glass Co., Ltd. (m)	8,688
477	Nippon Telegraph & Telephone Corp. (m)	23,565
2,455	Nissan Motor Co., Ltd. (m)	26,126
2,432	Sumitomo Corp. (m)	34,280
1,369	Sumitomo Mitsui Financial Group, Inc. (m)	43,068
781	Toyota Motor Corp. (m)	31,892

		449,923

	Netherlands — 8.7%
517	European Aeronautic Defence and Space Co., N.V. (m)	17,923
3,866	ING Groep N.V. CVA (a) (m)	41,484
1,014	Koninklijke KPN N.V. (m)	14,461
2,571	Royal Dutch Shell plc, Class A (m)	94,192
674	Unilever N.V. CVA (m)	21,877

		189,937

	Norway — 1.0%
1,572	DnB NOR ASA (m)	22,862

	Singapore — 1.1%
8,493	Singapore Telecommunications Ltd. (m)	23,663

	South Africa — 0.6%
2,510	African Bank Investments Ltd. (m)	12,641

	South Korea — 1.3%
35	Samsung Electronics Co., Ltd. (m)	27,987

	Spain — 2.6%
2,775	Banco Bilbao Vizcaya Argentaria S.A. (m)	29,063
858	Repsol YPF S.A. (m)	27,056

		56,119

	Sweden — 2.3%
2,503	Nordea Bank AB (m)	26,620
1,777	Telefonaktiebolaget LM Ericsson, Class B (m)	22,318

		48,938

	Switzerland — 4.0%
754	Credit Suisse Group AG (a) (m)	27,095
917	Glencore International plc (a) (m)	7,157
331	Holcim Ltd. (a) (m)	22,706
501	Novartis AG (m)	30,732

		87,690

	Taiwan — 0.7%
5,055	Hon Hai Precision Industry Co., Ltd. (m)	14,417

	United Kingdom — 19.7%
3,463	Barclays plc (m)	12,565
5,751	BP plc (m)	43,347
745	British American Tobacco plc (m)	34,393

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	United Kingdom — Continued
5,718	BT Group plc (m)	18,809
2,762	Cairn Energy plc (a) (m)	16,696
5,310	Centrica plc (m)	26,656
898	Cookson Group plc (m)	9,453
2,520	GlaxoSmithKline plc (m)	56,177
1,364	HSBC Holdings plc (m)	13,299
936	Intercontinental Hotels Group plc (m)	18,473
3,538	International Power plc (m)	17,707
18,405	Lloyds Banking Group plc (a) (m)	13,001
3,303	Man Group plc (m)	12,021
491	Petropavlovsk plc (m)	6,410
2,943	Prudential plc (m)	33,154
609	Standard Chartered plc (m)	15,519
438	Tullow Oil plc (m)	8,792
25,791	Vodafone Group plc (m)	72,328

		428,800

	Total Common Stocks (Cost $1,915,396)	2,087,397

Preferred Stock — 1.2%
	Germany — 1.2%
133	Volkswagen AG (m) (Cost $12,210)	26,551

Short-Term Investment — 1.7%
	Investment Company — 1.7%
36,823	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $36,823)	36,823

	Total Investments — 99.1% (Cost $1,964,429)	2,150,771
	Other Assets in Excess of Liabilities — 0.9%	20,196

	NET ASSETS — 100.0%	$2,170,967

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2011 The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	13.6%
Oil, Gas & Consumable Fuels	10.3
Pharmaceuticals	8.9
Automobiles	5.4
Wireless Telecommunication Services	5.3
Diversified Telecommunication Services	5.0
Insurance	4.1
Chemicals	3.8
Trading Companies & Distributors	3.6
Diversified Financial Services	3.3
Multi-Utilities	3.3
Tobacco	3.1
Electrical Equipment	2.9
Hotels, Restaurants & Leisure	1.9
Capital Markets	1.8
Electronic Equipment, Instruments & Components	1.6
Gas Utilities	1.5
Metals & Mining	1.5
Computers & Peripherals	1.3
Electric Utilities	1.3
Semiconductors & Semiconductor Equipment	1.3
Paper & Forest Products	1.2
Construction Materials	1.1
Industrial Conglomerates	1.1
Multiline Retail	1.1
Communications Equipment	1.0
Food Products	1.0
Short-Term Investment	1.7
Others (each less than 1.0%)	7.0

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/11		NET UNREALIZED APPRECIATION (DEPRECIATION)
4,399,100	CAD
4,216,359	for AUD	Morgan Stanley	08/23/11	$4,618	#	$4,602	#	$(16)

11,825,858	CHF
85,472,574	for SEK	Credit Suisse International	08/23/11	13,571	#	15,031	#	1,460

157,641,420	AUD	State Street Corp.	08/23/11	166,158		172,677		6,519

10,837,595	CHF	HSBC Bank, N.A.	08/23/11	12,280		13,775		1,495
9,233,909	CHF	Royal Bank of Canada	08/23/11	11,049		11,736		687
26,954,639	CHF	Royal Bank of Scotland	08/23/11	30,545		34,260		3,715

14,114,276	DKK	State Street Corp.	08/23/11	2,693		2,721		28

12,244,816	EUR	Barclays Bank plc	08/23/11	17,407		17,587		180
22,777,823	EUR	Citibank, N.A.	08/23/11	32,669		32,715		46
4,462,410	EUR	Credit Suisse International	08/23/11	6,395		6,409		14
3,160,146	EUR	State Street Corp.	08/23/11	4,535		4,539		4

11,623,716	GBP	Credit Suisse International	08/23/11	18,941		19,076		135
6,186,533	GBP	Deutsche Bank AG	08/23/11	10,046		10,153		107
6,850,594	GBP	HSBC Bank, N.A.	08/23/11	11,179		11,242		63
2,563,817	GBP	State Street Corp.	08/23/11	4,105		4,207		102

97,114,025	HKD	Barclays Bank plc	08/23/11	12,491		12,462		(29)
252,350,771	HKD	Morgan Stanley	08/23/11	32,473		32,383		(90)

696,288,080	JPY	Barclays Bank plc	08/23/11	8,809		9,047		238
1,106,057,763	JPY	Citibank, N.A.	08/23/11	13,693		14,371		678
212,011,927	JPY	Credit Suisse International	08/23/11	2,610		2,755		145
838,566,000	JPY	Morgan Stanley	08/23/11	10,319		10,896		577

122,229,603	SEK	Morgan Stanley	08/23/11	19,274		19,406		132

28,010,480	SGD	Morgan Stanley	08/23/11	22,607		23,263		656

				$468,467		$485,313		$16,846

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
19,030,293	CAD	Royal Bank of Canada	08/23/11	$19,543	$19,910	$(367)

25,615,654	CHF	State Street Corp.	08/23/11	30,756	32,558	(1,802)

9,210,248	EUR	Barclays Bank plc	08/23/11	13,029	13,228	(199)
40,777,798	EUR	Citibank, N.A.	08/23/11	58,817	58,568	249
12,368,694	EUR	Credit Suisse International	08/23/11	17,620	17,765	(145)
23,456,791	EUR	Royal Bank of Scotland	08/23/11	33,482	33,690	(208)
7,912,603	EUR	State Street Corp.	08/23/11	11,178	11,365	(187)
3,519,951	EUR	Union Bank of Switzerland AG	08/23/11	5,087	5,055	32

8,889,190	GBP	Morgan Stanley	08/23/11	14,575	14,588	(13)
105,887,059	GBP	Royal Bank of Canada	08/23/11	171,052	173,771	(2,719)
6,735,923	GBP	Royal Bank of Scotland	08/23/11	11,029	11,054	(25)

1,024,267,969	JPY	BNP Paribas	08/23/11	12,889	13,308	(419)
1,507,350,848	JPY	Citibank, N.A.	08/23/11	18,816	19,586	(770)

31,764,905	SEK	HSBC Bank, N.A.	08/23/11	4,989	5,044	(55)

				$422,862	$429,490	$(6,628)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 07/31/11 of the currency being sold, and the value at 07/31/11 is the U.S. Dollar market value of the currency being purchased.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of July 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments areapproximately $2,094,231,000 and 97.4%, respectively.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$257,896
Aggregate gross unrealized depreciation	(71,554)

Net unrealized appreciation/depreciation	$186,342

Federal income tax cost of investments	$1,964,429

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$18,812	$—	$18,812
Austria	—	17,607	—	17,607
Belgium	—	48,471	—	48,471
Canada	19,717	—	—	19,717
Finland	—	27,531	—	27,531
France	—	229,106	—	229,106
Germany	—	259,545	—	259,545
Hong Kong	—	16,368	—	16,368
Ireland	—	14,765	—	14,765
Italy	—	72,498	—	72,498
Japan	—	449,923	—	449,923
Netherlands	—	189,937	—	189,937
Norway	—	22,862	—	22,862
Singapore	—	23,663	—	23,663
South Africa	—	12,641	—	12,641
South Korea	—	27,987	—	27,987
Spain	—	56,119	—	56,119
Sweden	—	48,938	—	48,938
Switzerland	—	87,690	—	87,690
Taiwan	—	14,417	—	14,417
United Kingdom	—	428,800	—	428,800

Total Common Stocks	19,717	2,067,680	—	2,087,397

Preferred Stocks
Germany	—	26,551	—	26,551

Total Preferred Stocks	—	26,551	—	26,551

Short-Term Investment
Investment Company	36,823	—	—	36,823

Total Investments in Securities	$56,540	$2,094,231	$—	$2,150,771

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$17,262	$—	$17,262
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(7,044)	$—	$(7,044)

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 95.4%
	Australia — 2.1%
309	QBE Insurance Group Ltd. (m)	5,554

	Austria — 2.0%
109	Erste Group Bank AG (m)	5,199

	Belgium — 5.2%
175	KBC Groep N.V. (m)	6,188
50	Solvay S.A. (m)	7,567

		13,755

	Canada — 2.3%
43	First Quantum Minerals Ltd. (m)	5,993

	Finland — 3.0%
89	Ruukki Group OYJ (a) (m)	184
500	UPM-Kymmene OYJ (m)	7,786

		7,970

	France — 8.0%
78	Bouygues S.A. (m)	2,963
38	PPR (m)	7,015
90	Sodexo (m)	6,867
247	Suez Environnement Co. (m)	4,578

		21,423

	Germany — 7.3%
2,279	Commerzbank AG (a) (m)	8,662
69	Deutsche Boerse AG (m)	5,123
70	Hamburger Hafen und Logistik AG (m)	2,792
37	Lanxess AG (m)	2,963

		19,540

	Hong Kong — 1.9%
2,582	China Resources Land Ltd. (m)	5,058

	Italy — 4.3%
1,349	Snam Rete Gas S.p.A. (m)	7,786
2,003	UniCredit S.p.A. (m)	3,574

		11,360

	Japan — 30.0%
539	Amada Co., Ltd. (m)	4,178
240	Bridgestone Corp. (m)	5,968
84	East Japan Railway Co. (m)	5,286
1,448	Fujitsu Ltd. (m)	8,522
2	Japan Tobacco, Inc. (m)	9,254
1,323	JX Holdings, Inc. (m)	9,565
2	KDDI Corp. (m)	12,528
649	Marubeni Corp. (m)	4,870
772	Mitsubishi Electric Corp. (m)	9,116
431	Mitsui & Co., Ltd. (m)	8,111
827	Nippon Sheet Glass Co., Ltd. (m)	2,638

		80,036

	Netherlands — 4.5%
153	European Aeronautic Defence and Space Co., N.V. (m)	5,289
204	Unilever N.V. CVA (m)	6,637

		11,926

	Norway — 2.5%
464	DnB NOR ASA (m)	6,741

	Singapore — 2.6%
2,505	Singapore Telecommunications Ltd. (m)	6,979

	South Africa — 1.4%
759	African Bank Investments Ltd. (m)	3,822

	South Korea — 3.1%
10	Samsung Electronics Co., Ltd. (m)	8,253

	Sweden — 2.9%
734	Nordea Bank AB (m)	7,811

	Switzerland — 3.2%
249	Glencore International plc (a) (m)	1,946
98	Holcim Ltd. (a) (m)	6,695

		8,641

	Taiwan — 1.7%
825	Hon Hai Precision Industry Co., Ltd., GDR (m)	4,655

	United Kingdom — 7.4%
814	Cairn Energy plc (a) (m)	4,923
279	Cookson Group plc (m)	2,934
1,043	International Power plc (m)	5,221
149	Petropavlovsk plc (m)	1,947
180	Standard Chartered plc (m)	4,575

		19,600

	Total Common Stocks (Cost $232,590)	254,316

Preferred Stock — 3.0%
	Germany — 3.0%
40	Volkswagen AG (m) (Cost $3,647)	8,015

Short-Term Investment — 1.2%
	Investment Company — 1.2%
3,104	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $3,104)	3,104

	Total Investments — 99.6% (Cost $239,341)	265,435
	Other Assets in Excess of Liabilities — 0.4%	1,120

	NET ASSETS — 100.0%	$266,555

Percentages indicated are based on net assets.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2011 The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	16.1%
Oil, Gas & Consumable Fuels	5.5
Trading Companies & Distributors	4.9
Wireless Telecommunication Services	4.7
Chemicals	4.0
Metals & Mining	3.7
Tobacco	3.5
Electrical Equipment	3.4
Diversified Financial Services	3.4
Computers & Peripherals	3.2
Semiconductors & Semiconductor Equipment	3.1
Automobiles	3.0
Gas Utilities	2.9
Paper & Forest Products	2.9
Multiline Retail	2.6
Diversified Telecommunication Services	2.6
Hotels, Restaurants & Leisure	2.6
Construction Materials	2.5
Food Products	2.5
Auto Components	2.2
Insurance	2.1
Aerospace & Defense	2.0
Road & Rail	2.0
Independent Power Producers & Energy Traders	2.0
Real Estate Management & Development	1.9
Electronic Equipment, Instruments & Components	1.8
Multi-Utilities	1.7
Machinery	1.6
Industrial Conglomerates	1.2
Construction & Engineering	1.1
Transportation Infrastructure	1.1
Building Products	1.0
Short-Term Investment	1.2

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of July 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $256,338,000 and 96.6%, respectively.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,303
Aggregate gross unrealized depreciation	(12,209)

Net unrealized appreciation/depreciation	$26,094

Federal income tax cost of investments	$239,341

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$9,097	$256,338	$—	$265,435

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a common stock held in Canada and a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for country specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 88.5%
	Austria — 1.2%
30	Voestalpine AG (m)	1,572

	Belgium — 1.7%
15	Solvay S.A. (m)	2,213

	Bermuda — 1.7%
197	Lancashire Holdings Ltd. (m)	2,253

	Finland — 3.3%
35	Nokian Renkaat OYJ (m)	1,652
61	Sampo OYJ, Class A (m)	1,865
34	YIT OYJ (m)	756

		4,273

	France — 13.8%
16	Arkema S.A. (m)	1,607
19	BNP Paribas S.A. (m)	1,222
7	Compagnie Generale des Etablissements Michelin, Class B (m)	622
11	Eiffage S.A. (m)	614
9	LVMH Moet Hennessy Louis Vuitton S.A. (m)	1,647
60	Sanofi (m)	4,680
64	SCOR SE (m)	1,641
7	Sopra Group S.A. (m)	506
58	Total S.A. (m)	3,141
5	Unibail-Rodamco SE (m)	1,167
20	Vinci S.A. (m)	1,147

		17,994

	Germany — 13.0%
9	Adidas AG (m)	703
12	Asian Bamboo AG (m)	407
28	Aurubis AG (m)	1,734
18	Bayer AG (m)	1,454
32	Bayerische Motoren Werke AG (m)	3,225
2	Bertrandt AG (m)	166
6	Continental AG (a) (m)	596
43	Deutsche Bank AG (m)	2,353
25	E.ON AG (m)	695
20	Lanxess AG (m)	1,584
29	SAP AG (m)	1,834
464	Sky Deutschland AG (a) (m)	2,200

		16,951

	Ireland — 1.6%
59	Shire plc (m)	2,040

	Italy — 1.9%
89	Davide Campari-Milano S.p.A.	730
60	ENI S.p.A. (m)	1,302
25	Yoox S.p.A. (a) (m)	428

		2,460

	Netherlands — 6.0%
20	Heineken Holding N.V. (m)	1,025
185	Royal Dutch Shell plc, Class A (m)	6,796

		7,821

	Norway — 1.8%
202	Morpol ASA (a) (m)	770
479	Sevan Drilling A.S. (a) (m)	427
21	Yara International ASA (m)	1,224

		2,421

	Portugal — 1.8%
26	Galp Energia SGPS S.A., Class B	595
89	Jeronimo Martins SGPS S.A. (m)	1,742

		2,337

	Spain — 3.2%
54	Gas Natural SDG S.A. (m)	1,083
17	Red Electrica Corp. S.A. (m)	933
46	Repsol YPF S.A. (m)	1,461
29	Telefonica S.A. (m)	647

		4,124

	Sweden — 2.0%
136	Swedbank AB, Class A (m)	2,374
20	Telefonaktiebolaget LM Ericsson, Class B (m)	246

		2,620

	Switzerland — 6.0%
47	ABB Ltd. (a) (m)	1,125
59	Novartis AG (m)	3,609
5	Swiss Life Holding AG (a) (m)	787
41	UBS AG (a) (m)	685
76	Xstrata plc (m)	1,602

		7,808

	United Kingdom — 29.5%
126	ARM Holdings plc (m)	1,204
21	ASOS plc (a) (m)	769
43	AstraZeneca plc (m)	2,084
227	Blinkx plc (a) (m)	405
131	Bodycote plc (m)	826
693	BP plc (m)	5,220
52	British American Tobacco plc (m)	2,414
981	BT Group plc (m)	3,228
97	Chariot Oil & Gas Ltd. (a) (m)	265
91	Dragon Oil plc (m)	796
59	GlaxoSmithKline plc (m)	1,322
60	Imperial Tobacco Group plc (m)	2,068
483	Legal & General Group plc (m)	885
164	Melrose plc (m)	958
100	National Grid plc (m)	983
59	Next plc (m)	2,274
754	Old Mutual plc (m)	1,564
44	Rio Tinto plc (m)	3,080
71	Spectris plc (m)	1,827
691	Vodafone Group plc (m)	1,938
95	Weir Group plc (The) (m)	3,313
256	William Hill plc (m)	968

		38,391

	Total Common Stocks (Cost $111,699)	115,278

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Preferred Stocks — 3.1%
	Germany — 3.1%
20	Hugo Boss AG (m)	2,129
9	Volkswagen AG (m)	1,856

	Total Preferred Stocks (Cost $3,713)	3,985

Short-Term Investment — 5.7%
	Investment Company — 5.7%
7,400	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $7,400)	7,400

	Total Investments — 97.3% (Cost $122,812)	126,663
	Other Assets in Excess of Liabilities — 2.7%	3,505

	NET ASSETS — 100.0%	$130,168

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2011

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	15.5%
Pharmaceuticals	12.0
Insurance	7.1
Metals & Mining	6.3
Chemicals	5.2
Automobiles	4.0
Machinery	4.0
Textiles, Apparel & Luxury Goods	3.5
Tobacco	3.5
Diversified Telecommunication Services	3.1
Commercial Banks	2.8
Capital Markets	2.4
Auto Components	2.3
Construction & Engineering	2.0
Multiline Retail	1.8
Media	1.7
Wireless Telecommunication Services	1.5
Beverages	1.4
Electronic Equipment, Instruments & Components	1.4
Food & Staples Retailing	1.4
Software	1.4
Electric Utilities	1.3
Semiconductors & Semiconductor Equipment	1.0
Short-Term Investment	5.8
Others (each less than 1.0%)	7.6

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
135	Dow Jones Euro STOXX 50 Index	09/16/11	$5,187	$(54)
14	FTSE 100 Index	09/16/11	1,329	4

				$(50)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of July 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $119,263,000 and 94.2%, respectively.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,764
Aggregate gross unrealized depreciation	(2,913)

Net unrealized appreciation/depreciation	$3,851

Federal income tax cost of investments	$122,812

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$7,400	$119,263	$—	$126,663
Appreciation in Other Financial Instruments
Futures Contracts	$4	$—	$—	$4
Depreciation in Other Financial Instruments
Futures Contracts	$(54)	$—	$—	$(54)

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.9%
	Australia — 3.8%
30	Australia & New Zealand Banking Group Ltd. (m)	694
99	BHP Billiton Ltd. (m)	4,508
136	Challenger Ltd. (m)	729
18	Flight Centre Ltd. (m)	431
87	Fortescue Metals Group Ltd. (m)	600
38	Iluka Resources Ltd. (m)	733
49	Westpac Banking Corp. (m)	1,098

		8,793

	Austria — 0.9%
7	Andritz AG (m)	695
12	Erste Group Bank AG (m)	569
16	Voestalpine AG (m)	829

		2,093

	Belgium — 0.8%
16	KBC Groep N.V. (m)	571
6	Solvay S.A. (m)	937
8	Umicore S.A. (m)	432

		1,940

	Bermuda — 0.3%
15	Signet Jewelers Ltd. (a) (m)	645

	Brazil — 0.5%
18	Cielo S.A. (m)	510
13	Tim Participacoes S.A., ADR (m)	636

		1,146

	China — 2.3%
388	Agile Property Holdings Ltd. (m)	625
4	Baidu, Inc., ADR (a) (m)	698
954	China Construction Bank Corp., Class H (m)	768
262	China Merchants Bank Co., Ltd., Class H (m)	620
374	China National Building Material Co., Ltd., Class H (m)	749
620	China Petroleum & Chemical Corp., Class H (m)	614
892	China Southern Airlines Co., Ltd., Class H (a) (m)	579
178	Yanzhou Coal Mining Co., Ltd., Class H (m)	682

		5,335

	Denmark — 0.9%
7	Carlsberg A/S, Class B (m)	734
26	H Lundbeck A/S (m)	648
6	Novo Nordisk A/S, Class B (m)	714

		2,096

	Finland — 1.2%
20	Fortum OYJ (m)	536
9	Metso OYJ (m)	458
14	Nokian Renkaat OYJ (m)	674
55	Stora Enso OYJ, Class R (m)	472
38	UPM-Kymmene OYJ (m)	585

		2,725

	France — 9.9%
85	AXA S.A. (m)	1,595
33	BNP Paribas S.A. (m)	2,115
13	Cap Gemini S.A. (m)	633
12	Cie de St-Gobain (m)	715
8	Compagnie Generale des Etablissements Michelin, Class B (m)	659
9	Danone (m)	630
22	Edenred (m)	621
13	Faurecia (m)	518
6	LVMH Moet Hennessy Louis Vuitton S.A. (m)	1,191
5	PPR (m)	864
8	Remy Cointreau S.A. (m)	713
11	Renault S.A. (m)	563
14	Safran S.A. (m)	598
36	Sanofi (m)	2,786
6	Schneider Electric S.A. (m)	841
34	Societe Generale S.A. (m)	1,693
8	Technip S.A. (m)	843
49	Total S.A. (m)	2,637
11	Valeo S.A. (m)	668
11	Vinci S.A. (m)	615
24	Vivendi S.A. (m)	582
7	Zodiac Aerospace (m)	624

		22,704

	Germany — 7.8%
5	Allianz SE (m)	675
17	BASF SE (m)	1,520
24	Bayer AG (m)	1,890
8	Bayerische Motoren Werke AG (m)	798
7	Bilfinger Berger SE (m)	689
211	Commerzbank AG (a) (m)	804
7	Continental AG (a) (m)	710
8	Daimler AG (m)	590
26	Deutsche Bank AG (m)	1,425
51	Deutsche Telekom AG (m)	793
7	Fresenius SE & Co. KGaA (m)	801
72	Infineon Technologies AG (m)	719
8	Lanxess AG (m)	639
4	Linde AG (m)	740
8	Rheinmetall AG (m)	701
17	SAP AG (m)	1,092
16	Siemens AG (m)	2,084
16	Suedzucker AG (m)	570
13	ThyssenKrupp AG (m)	566

		17,806

	Greece — 0.1%
15	Folli Follie Group (a) (m)	201

	Hong Kong — 2.1%
147	AIA Group Ltd. (a) (m)	539
60	Hutchison Whampoa Ltd. (m)	699
24	Jardine Strategic Holdings Ltd. (m)	769
243	SJM Holdings Ltd. (m)	611
43	Sun Hung Kai Properties Ltd. (m)	654
43	Swire Pacific Ltd., Class A (m)	598
116	Wharf Holdings Ltd. (m)	848

		4,718

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		India — 1.2%
63		Federal Bank Ltd. (m)	606
13		ICICI Bank Ltd., ADR (m)	599
33		Tata Motors Ltd., ADR (m)	702
114		Yes Bank Ltd. (m)	802

			2,709

		Indonesia — 0.6%
74		Astra International Tbk PT (m)	613
817		Bank Rakyat Indonesia Persero Tbk PT (m)	661

			1,274

		Ireland — 1.0%
87		Glanbia plc (m)	570
29		Shire plc (m)	1,008
57		WPP plc (m)	649

			2,227

		Italy — 3.4%
83		Davide Campari-Milano S.p.A. (m)	687
153		Enel S.p.A (m)	882
44		ENI S.p.A. (m)	960
552		Intesa Sanpaolo S.p.A. (m)	1,272
65		Pirelli & C. S.p.A. (m)	673
114		Prada S.p.A. (a) (m)	696
132		Snam Rete Gas S.p.A. (m)	763
544		Telecom Italia S.p.A. (m)	585
6		Tod’s S.p.A. (m)	752
32		Yoox S.p.A. (a) (m)	548

			7,818

		Japan — 18.8%
16		Aisin Seiki Co., Ltd. (m)	622
49		Asics Corp. (m)	743
49		Brother Industries Ltd. (m)	769
19		Canon, Inc. (m)	930
30		Century Tokyo Leasing Corp. (m)	577
94		Chiba Bank Ltd. (The) (m)	596
—	(h)	CyberAgent, Inc. (m)	617
44		Daihatsu Motor Co., Ltd. (m)	771
9		Daito Trust Construction Co., Ltd. (m)	905
48		Daiwa House Industry Co., Ltd. (m)	647
15		FamilyMart Co., Ltd. (m)	559
5		FANUC Corp. (m)	889
23		FCC Co., Ltd. (m)	545
117		Fukuoka Financial Group, Inc. (m)	497
128		Hitachi Ltd. (m)	789
30		Honda Motor Co., Ltd. (m)	1,206
135		Isuzu Motors Ltd. (m)	669
73		ITOCHU Corp. (m)	846
—	(h)	Japan Tobacco, Inc. (m)	934
132		JX Holdings, Inc. (m)	951
141		Kawasaki Heavy Industries Ltd. (m)	516
—	(h)	KDDI Corp. (m)	810
30		Komatsu Ltd. (m)	930
22		Konami Corp. (m)	575
7		Kyocera Corp. (m)	705
15		Makita Corp. (m)	682
135		Marubeni Corp. (m)	1,013
49		Mitsubishi Corp. (m)	1,311
93		Mitsubishi Electric Corp. (m)	1,098
400		Mitsubishi UFJ Financial Group, Inc. (m)	2,032
43		Mitsui & Co., Ltd. (m)	810
412		Mizuho Financial Group, Inc. (m)	674
11		Murata Manufacturing Co., Ltd. (m)	693
48		Nippon Meat Packers, Inc. (m)	668
244		Nippon Sheet Glass Co., Ltd. (m)	778
42		Nippon Shokubai Co., Ltd. (m)	549
19		Nippon Telegraph & Telephone Corp. (m)	954
98		Nissan Motor Co., Ltd. (m)	1,038
29		Omron Corp. (m)	808
12		ORIX Corp. (m)	1,329
1		Rakuten, Inc. (m)	828
18		Sanrio Co., Ltd. (m)	757
12		Shin-Etsu Chemical Co., Ltd. (m)	658
5		SMC Corp. (m)	920
17		Softbank Corp. (m)	668
65		Sumitomo Corp. (m)	909
55		Sumitomo Electric Industries Ltd. (m)	815
26		Sumitomo Mitsui Financial Group, Inc. (m)	821
193		Sumitomo Mitsui Trust Holdings, Inc. (m)	711
142		Teijin Ltd. (m)	634
28		Toyota Motor Corp. (m)	1,123
19		Unipres Corp. (m)	561
7		Yamada Denki Co., Ltd. (m)	575

			43,015

		Macau — 0.4%
314		Sands China Ltd. (a) (m)	946

		Mexico — 0.3%
8		Fomento Economico Mexicano S.A.B. de C.V., ADR (m)	593

		Netherlands — 4.0%
16		ASML Holding N.V. (m)	556
153		ING Groep N.V. CVA (a) (m)	1,640
66		Koninklijke KPN N.V. (m)	945
126		Royal Dutch Shell plc, Class B (m)	4,606
43		Unilever N.V. CVA (m)	1,404

			9,151

		Norway — 0.6%
49		DnB NOR ASA (m)	714
38		Telenor ASA (m)	637

			1,351

		Russia — 0.3%
50		Gazprom OAO, ADR (m)	722

		Singapore — 0.2%
58		Cape plc (m)	530

		South Korea — 0.6%
3		Hyundai Motor Co. (m)	614
9		Kia Motors Corp. (m)	646

			1,260

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Spain — 1.8%
123	Banco Bilbao Vizcaya Argentaria S.A. (m)	1,292
19	Endesa S.A. (m)	569
35	Gas Natural SDG S.A. (m)	705
86	Iberdrola S.A. (m)	698
10	Inditex S.A. (m)	884

		4,148

	Sweden — 1.5%
55	Lundin Petroleum AB (a) (m)	760
18	Svenska Handelsbanken AB, Class A (m)	567
31	Tele2 AB, Class B (m)	661
71	Telefonaktiebolaget LM Ericsson, Class B (m)	891
37	Volvo AB, Class B (m)	590

		3,469

	Switzerland — 9.6%
39	ABB Ltd. (a) (m)	934
11	Cie Financiere Richemont S.A., Class A (m)	733
39	Credit Suisse Group AG (a) (m)	1,414
111	Ferrexpo plc (m)	835
1	Galenica AG (m)	580
78	Nestle S.A. (m)	4,993
60	Novartis AG (m)	3,666
13	Roche Holding AG (m)	2,396
1	Swatch Group AG (The) (m)	746
4	Swiss Life Holding AG (a) (m)	608
106	UBS AG (a) (m)	1,743
22	Wolseley plc (m)	658
82	Xstrata plc (m)	1,736
4	Zurich Financial Services AG (a) (m)	916

		21,958

	Taiwan — 0.2%
17	HTC Corp. (m)	500

	United Arab Emirates — 0.3%
112	Lamprell plc (m)	708

	United Kingdom — 22.5%
125	Aberdeen Asset Management plc (m)	450
295	Afren plc (a) (m)	676
88	ARM Holdings plc (m)	834
114	Ashmore Group plc (m)	756
35	AstraZeneca plc (m)	1,679
138	Aviva plc (m)	896
481	Barclays plc (m)	1,745
112	BG Group plc (m)	2,637
269	BP plc (m)	2,029
55	British American Tobacco plc (m)	2,557
68	British Land Co. plc (m)	654
268	BT Group plc (m)	883
136	BTG plc (a) (m)	627
47	Burberry Group plc (m)	1,148
115	Cairn Energy plc (a) (m)	697
126	Centrica plc (m)	630
39	Cookson Group plc (m)	409
76	Drax Group plc (m)	667
135	GKN plc (m)	495
93	GlaxoSmithKline plc (m)	2,080
204	Highland Gold Mining Ltd. (a) (m)	595
224	HSBC Holdings plc (m)	2,187
94	ICAP plc (m)	687
38	IMI plc (m)	660
24	Imperial Tobacco Group plc (m)	834
98	Inchcape plc (m)	622
34	Intercontinental Hotels Group plc (m)	678
96	International Personal Finance plc (m)	494
28	Kazakhmys plc (m)	619
113	Kingfisher plc (m)	468
401	Legal & General Group plc (m)	735
152	Man Group plc (m)	553
95	Meggitt plc (m)	604
26	Mulberry Group plc (m)	742
258	Old Mutual plc (m)	535
27	Petrofac Ltd. (m)	615
74	Prudential plc (m)	837
15	Reckitt Benckiser Group plc (m)	856
16	Renishaw plc (m)	434
171	Resolution Ltd. (m)	775
54	Rio Tinto plc (m)	3,816
29	Scottish & Southern Energy plc (m)	617
26	Spectris plc (m)	664
76	Standard Chartered plc (m)	1,943
1,078	Taylor Wimpey plc (a) (m)	623
43	Travis Perkins plc (m)	622
36	Tullow Oil plc (m)	731
1,431	Vodafone Group plc (m)	4,014
25	Weir Group plc (The) (m)	857
118	Wm Morrison Supermarkets plc (m)	563

		51,529

	Total Common Stocks (Cost $184,612)	224,110

Preferred Stock — 0.7%
	Germany — 0.7%
8	Volkswagen AG (m) (Cost $1,016)	1,543

Short-Term Investment — 1.0%
	Investment Company — 1.0%
2,201	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $2,201)	2,201

	Total Investments — 99.6% (Cost $187,829)	227,854
	Other Assets in Excess of Liabilities — 0.4%	935

	NET ASSETS — 100.0%	$228,789

Percentages indicated are based on net assets.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2011 The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	11.7%
Oil, Gas & Consumable Fuels	8.2
Pharmaceuticals	7.4
Metals & Mining	6.5
Automobiles	4.5
Food Products	3.9
Insurance	3.6
Machinery	3.5
Capital Markets	3.1
Textiles, Apparel & Luxury Goods	3.0
Auto Components	2.7
Chemicals	2.7
Trading Companies & Distributors	2.7
Wireless Telecommunication Services	2.7
Diversified Telecommunication Services	2.4
Industrial Conglomerates	2.0
Diversified Financial Services	1.9
Real Estate Management & Development	1.9
Tobacco	1.9
Electronic Equipment, Instruments & Components	1.8
Electrical Equipment	1.6
Specialty Retail	1.5
Electric Utilities	1.4
Beverages	1.2
Hotels, Restaurants & Leisure	1.2
Energy Equipment & Services	1.0
Short-Term Investment	1.0
Others (each less than 1.0%)	13.0

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR  —  American Depositary Receipt

CVA  —  Dutch Certification

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of July 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $221,898,000 and 97.4%, respectively.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,776
Aggregate gross unrealized depreciation	(2,751)

Net unrealized appreciation/depreciation	$40,025

Federal income tax cost of investments	$187,829

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$8,793	$—	$8,793
Austria	—	2,093	—	2,093
Belgium	—	1,940	—	1,940
Bermuda	—	645	—	645
Brazil	510	636	—	1,146
China	—	5,335	—	5,335
Denmark	—	2,096	—	2,096
Finland	—	2,725	—	2,725
France	—	22,704	—	22,704
Germany	—	17,806	—	17,806
Greece	—	201	—	201
Hong Kong	—	4,718	—	4,718
India	—	2,709	—	2,709
Indonesia	—	1,274	—	1,274
Ireland	—	2,227	—	2,227
Italy	—	7,818	—	7,818
Japan	—	43,015	—	43,015
Macau	—	946	—	946
Mexico	—	593	—	593
Netherlands	—	9,151	—	9,151
Norway	—	1,351	—	1,351
Russia	—	722	—	722
Singapore	—	530	—	530
South Korea	—	1,260	—	1,260
Spain	—	4,148	—	4,148
Sweden	—	3,469	—	3,469
Switzerland	—	21,958	—	21,958
Taiwan	—	500	—	500
United Arab Emirates	—	708	—	708
United Kingdom	—	51,529	—	51,529

Total Common Stocks	$510	$223,600	$—	$224,110

Preferred Stock
Germany	—	1,543	—	1,543

Total Preferred Stock	$—	$1,543	$—	$1,543

Short-Term Investment
Investment Company	2,201	—	—	2,201

Total Investments in Securities	$2,711	$225,143	$—	$227,854

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 83.4%
	Argentina — 1.6%
20	Tenaris S.A., ADR (m)	902
12	Ternium S.A., ADR (m)	337

		1,239

	Brazil — 52.7%
140	All America Latina Logistica S.A. (m)	1,017
115	Banco Bradesco S.A., ADR (m)	2,219
125	BM&F Bovespa S.A. (m)	735
96	BR Malls Participacoes S.A. (m)	1,107
158	Brasil Brokers Participacoes S.A. (m)	720
130	Brasil Insurance Participacoes e Administracao S.A. (m)	1,651
64	BRF - Brasil Foods S.A. (m)	1,200
64	BRF - Brasil Foods S.A., ADR (m)	1,238
46	CCR S.A. (m)	1,383
81	Cia Hering (m)	1,718
68	Cia Siderurgica Nacional S.A., ADR (m)	722
98	Duratex S.A. (m)	729
33	EDP - Energias do Brasil S.A. (m)	822
32	Estacio Participacoes S.A. (m)	394
93	Iochpe-Maxion S.A. (m)	1,213
60	Light S.A. (m)	1,083
98	Localiza Rent A Car S.A. (m)	1,573
47	Lojas Renner S.A. (m)	1,681
74	Marisa Lojas S.A. (m)	1,046
100	Mills Estruturas e Servicos de Engenharia S.A. (m)	1,364
206	MRV Engenharia e Participacoes S.A. (m)	1,517
48	Multiplus S.A. (m)	831
35	Natura Cosmeticos S.A. (m)	801
147	Odontoprev S.A. (m)	2,489
299	OGX Petroleo e Gas Participacoes S.A. (a) (m)	2,492
4	OSX Brasil S.A. (a) (m)	978
246	PDG Realty S.A. Empreendimentos e Participacoes (m)	1,293
83	Petroleo Brasileiro S.A., ADR (m)	2,809
140	Souza Cruz S.A. (m)	1,674
62	Totvs S.A. (m)	1,076
18	Weg S.A. (m)	190
44	Wilson Sons Ltd. BDR (m)	773

		40,538

	Canada — 1.9%
41	Pacific Rubiales Energy Corp. (m)	1,190
22	Yamana Gold, Inc. (m)	283

		1,473

	Chile — 1.0%
111	E-CL S.A. (m)	295
48	S.A.C.I. Falabella (m)	461

		756

	Mexico — 16.7%
30	Alfa S.A.B. de C.V., Class A (m)	444
128	America Movil S.A.B. de C.V., Series L, ADR (m)	3,310
1	Cemex S.A.B. de C.V., ADR (a) (m)	7
846	Compartamos S.A.B. de C.V. (m)	1,523
24	Fomento Economico Mexicano S.A.B. de C.V., ADR (m)	1,751
13	Grupo Aeroportuario del Sureste S.A.B de C.V., ADR (m)	800
230	Grupo Financiero Banorte S.A.B. de C.V., Class O (m)	1,007
38	Grupo Televisa S.A., ADR (m)	850
353	Mexichem S.A.B. de C.V. (m)	1,534
32	NII Holdings, Inc. (a) (m)	1,354
130	Urbi Desarrollos Urbanos S.A.B. de C.V. (a) (m)	288

		12,868

	Panama — 1.3%
15	Copa Holdings S.A., Class A (m)	983

	Peru — 4.6%
27	Credicorp Ltd. (m)	2,638
35	Intergroup Financial Services Corp. (m)	929

		3,567

	United Kingdom — 2.2%
72	Antofagasta plc (m)	1,647

	United States — 1.4%
24	First Cash Financial Services, Inc. (a) (m)	1,047

	Total Common Stocks (Cost $60,337)	64,118

Preferred Stocks — 13.4%
	Brazil — 13.4%
95	Banco ABC Brasil S.A. (m)	643
49	Banco Bradesco S.A. (m)	928
176	Banco do Estado do Rio Grande do Sul (m)	1,759
72	Banco Industrial e Comercial S.A. (m)	439
77	Cia de Bebidas das Americas, ADR (m)	2,325
70	Itau Unibanco Holding S.A., ADR (m)	1,430
165	Randon Participacoes S.A. (m)	1,146
51	Telecomunicacoes de Sao Paulo S.A., ADR (m)	1,613

	Total Preferred Stocks (Cost $9,567)	10,283

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 2.5%
	Investment Company — 2.5%
1,952	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060%(b) (l) (Cost $1,952)	1,952

	Total Investments — 99.3% (Cost $71,856)	76,353
	Other Assets in Excess of Liabilities — 0.7%	571

	NET ASSETS — 100.0%	$76,924

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2011

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	14.5%
Oil, Gas & Consumable Fuels	8.5
Wireless Telecommunication Services	6.1
Beverages	5.3
Multiline Retail	4.2
Household Durables	4.1
Metals & Mining	3.9
Transportation Infrastructure	3.9
Road & Rail	3.4
Consumer Finance	3.4
Machinery	3.3
Health Care Providers & Services	3.3
Food Products	3.2
Electric Utilities	2.9
Energy Equipment & Services	2.5
Real Estate Management & Development	2.4
Specialty Retail	2.2
Tobacco	2.2
Diversified Financial Services	2.2
Insurance	2.2
Diversified Telecommunication Services	2.1
Chemicals	2.0
Trading Companies & Distributors	1.8
Software	1.4
Airlines	1.3
Media	1.1
Commercial Services & Supplies	1.1
Personal Products	1.0
Paper & Forest Products	1.0
Short-Term Investment	2.6
Others (each less than 1.0%)	0.9

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
BDR	—	Brazilian Depository Receipt

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of July 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $1,645,000 and 2.2%, respectively.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,628
Aggregate gross unrealized depreciation	(3,131)

Net unrealized appreciation/depreciation	$4,497

Federal income tax cost of investments	$71,856

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (Continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$—	$1,239	$—	$1,239
Brazil	33,550	6,988	—	40,538
Canada	1,473	—	—	1,473
Chile	756	—	—	756
Mexico	6,150	6,718	—	12,868
Panama	983	—	—	983
Peru	3,567	—	—	3,567
United Kingdom	—	1,647	—	1,647
United States	1,047	—	—	1,047

Total Common Stocks	$47,526	$16,592	$—	$64,118

Preferred Stocks
Brazil	4,915	5,368	—	10,283

Total Preferred Stocks	$4,915	$5,368	$—	$10,283

Short-Term Investment
Investment Company	1,952	—	—	1,952

Total Investments in Securities	$54,393	$21,960	$—	$76,353

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long-Positions — 95.5% (j)
Common Stocks — 68.5%
Consumer Discretionary — 13.3%
	Auto Components — 5.0%
2,190	BorgWarner, Inc. (a)	174,368
2,060	Johnson Controls, Inc.	76,117

		250,485

	Hotels, Restaurants & Leisure — 1.6%
9,140	Boyd Gaming Corp. (a)	79,884

	Media — 3.8%
11,530	Regal Entertainment Group, Class A	147,469
1,000	Scripps Networks Interactive, Inc., Class A	46,340

		193,809

	Textiles, Apparel & Luxury Goods — 2.9%
1,450	Coach, Inc.	93,612
1,500	Vera Bradley, Inc. (a)	54,405

		148,017

	Total Consumer Discretionary	672,195

Energy — 6.4%
	Energy Equipment & Services — 3.0%
1,700	Schlumberger Ltd.	153,629

	Oil, Gas & Consumable Fuels — 3.4%
860	Concho Resources, Inc. (a)	80,479
1,400	Newfield Exploration Co. (a)	94,388

		174,867

	Total Energy	328,496

Health Care — 18.3%
	Health Care Equipment & Supplies — 2.1%
5,300	Imris, Inc., (Canada) (a)	35,033
6,000	Syneron Medical Ltd., (Israel) (a)	72,719

		107,752

	Health Care Providers & Services — 8.3%
4,500	Emeritus Corp. (a)	88,425
2,800	Healthspring, Inc. (a)	114,912
1,900	Humana, Inc.	141,701
3,000	Lincare Holdings, Inc.	76,770

		421,808

	Health Care Technology — 1.9%
5,700	Omnicell, Inc. (a)	97,527

	Life Sciences Tools & Services — 1.6%
1,400	Agilent Technologies, Inc. (a)	59,024
1,100	Fluidigm Corp. (a)	18,656

		77,680

	Pharmaceuticals — 4.4%
4,200	Aegerion Pharmaceuticals, Inc. (a)	65,982
2,900	Valeant Pharmaceuticals International, Inc., (Canada)	159,587

		225,569

	Total Health Care	930,336

Industrials — 12.6%
	Aerospace & Defense — 3.2%
1,690	Goodrich Corp.	160,787

	Electrical Equipment — 3.6%
2,900	EnerSys (a)	92,742
1,600	Hubbell, Inc., Class B	95,152

		187,894

	Machinery — 2.2%
550	Cummins, Inc.	57,684
700	Parker Hannifin Corp.	55,314

		112,998

	Road & Rail — 1.0%
1,100	J.B. Hunt Transport Services, Inc.	49,764

	Trading Companies & Distributors — 2.6%
900	W.W. Grainger, Inc.	133,533

	Total Industrials	644,976

Information Technology — 16.1%
	Communications Equipment — 3.4%
470	F5 Networks, Inc. (a)	43,936
2,320	QUALCOMM, Inc.	127,089

		171,025

	Computers & Peripherals — 3.1%
400	Apple, Inc. (a)	156,192

	Electronic Equipment, Instruments & Components — 1.9%
2,800	TE Connectivity Ltd., (Switzerland)	96,404

	Semiconductors & Semiconductor Equipment — 2.3%
3,620	Xilinx, Inc.	116,202

	Software — 5.4%
1,500	Concur Technologies, Inc. (a)	68,160
2,080	MICROS Systems, Inc. (a)	101,858
700	Salesforce.com, Inc. (a)	101,297

		271,315

	Total Information Technology	811,138

Materials — 1.8%
	Chemicals — 1.8%
1,200	Sherwin-Williams Co. (The)	92,604

	Total Common Stocks (Cost $3,272,650)	3,479,745

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — continued
Short-Term Investment — 27.0%
	Investment Company — 27.0%
1,371,039	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) (Cost $1,371,039)	1,371,039

	Total Investments — 95.5% (Cost $4,643,689)	4,850,784
	Other Assets in Excess of Liabilities — 4.5%	226,324

	NET ASSETS — 100.0%	$5,077,108

Short Positions — 28.4%
Common Stocks — 23.2%
Consumer Discretionary — 2.8%
	Internet & Catalog Retail — 0.8%
1,200	HSN, Inc. (a)	39,228

	Multiline Retail — 1.6%
1,540	Dollar General Corp. (a)	48,449
1,000	J.C. Penney Co., Inc.	30,760

		79,209

	Textiles, Apparel & Luxury Goods — 0.4%
660	G-III Apparel Group Ltd. (a)	20,374

	Total Consumer Discretionary	138,811

Energy — 3.1%
	Energy Equipment & Services — 0.5%
700	Noble Corp., (Switzerland)	25,809

	Oil, Gas & Consumable Fuels — 2.6%
1,500	Comstock Resources, Inc. (a)	47,850
1,000	Plains Exploration & Production Co. (a)	39,010
3,700	Venoco, Inc. (a)	47,027

		133,887

	Total Energy	159,696

Health Care — 7.3%
	Biotechnology — 2.6%
2,800	Exact Sciences Corp. (a)	23,912
1,400	Genomic Health, Inc. (a)	37,590
4,100	Isis Pharmaceuticals, Inc. (a)	35,424
1,670	Myriad Genetics, Inc. (a)	35,521

		132,447

	Health Care Equipment & Supplies — 1.7%
760	HeartWare International, Inc. (a)	50,494
620	Zimmer Holdings, Inc. (a)	37,213

		87,707

	Health Care Providers & Services — 0.7%
560	WellPoint, Inc.	37,828

	Health Care Technology — 1.0%
2,880	Allscripts Healthcare Solutions, Inc. (a)	52,272

	Life Sciences Tools & Services — 1.3%
3,760	QIAGEN N.V., (Netherlands) (a)	63,694

	Total Health Care	373,948

Industrials — 4.9%
	Commercial Services & Supplies — 0.9%
2,100	Tetra Tech, Inc. (a)	46,200

	Construction & Engineering — 1.9%
2,700	Aecom Technology Corp. (a)	66,798
1,700	Quanta Services, Inc. (a)	31,484

		98,282

	Machinery — 2.1%
800	Crane Co.	37,056
1,300	Harsco Corp.	35,633
700	Illinois Tool Works, Inc.	34,860

		107,549

	Total Industrials	252,031

Information Technology — 4.2%
	Communications Equipment — 1.6%
860	Harris Corp.	34,288
1,820	Research In Motion Ltd., (Canada) (a)	45,500

		79,788

	Computers & Peripherals — 0.8%
2,400	Dell, Inc. (a)	38,976

	Semiconductors & Semiconductor Equipment — 0.8%
1,900	Intel Corp.	42,427

	Software — 1.0%
1,900	Blackbaud, Inc.	48,260

	Total Information Technology	209,451

Materials — 0.9%
	Construction Materials — 0.9%
1,900	Eagle Materials, Inc.	47,215

	Total Common Stocks (Cost $1,192,391)	1,181,152

Investment Company — 5.2%
2,900	iShares Russell 2000 Growth Index Fund
	(Cost $253,452)	264,393

	Total Short Positions (Proceeds $1,445,843)	$1,445,545

Percentages indicated are based on net assets.

JPMorgan Multi-Cap Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(7)	E-mini S&P 500	09/16/11	$(450,940)	$(5,895)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	All or a portion of these securities are segregated for short sales.
(l)	The rate shown is the current yield as of July 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$304,201
Aggregate gross unrealized depreciation	(97,106)

Net unrealized appreciation/depreciation	$207,095

Federal income tax cost of investments	$4,643,689

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$4,850,784	$—	$—	$4,850,784
Total Liabilities #	$(1,445,545)	$—	$—	$(1,445,545)
Depreciation in Other Financial Instruments
Futures Contracts	$(5,895)	$—	$—	$(5,895)

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

# All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — 105.6% (j)
Common Stocks — 105.5%
Consumer Discretionary — 14.3%
		Auto Components — 1.2%
22		Johnson Controls, Inc.	831

		Automobiles — 0.9%
23		General Motors Co. (a)	643

		Diversified Consumer Services — 0.3%
2		ITT Educational Services, Inc. (a)	184

		Hotels, Restaurants & Leisure — 0.8%
16		Carnival Corp.	526

		Household Durables — 0.7%
8		Lennar Corp., Class A	141
–	(h)	NVR, Inc. (a)	333

			474

		Internet & Catalog Retail — 1.8%
6		Amazon.com, Inc. (a)	1,268

		Media — 7.6%
67		CBS Corp., Class B	1,832
9		Discovery Communications, Inc.,
		Class A (a)	366
26		Gannett Co., Inc.	334
58		Time Warner, Inc.	2,031
15		Walt Disney Co. (The)	588

			5,151

		Specialty Retail — 0.7%
2		AutoZone, Inc. (a)	454

		Textiles, Apparel & Luxury Goods — 0.3%
3		Coach, Inc.	207

		Total Consumer Discretionary	9,738

Consumer Staples — 12.3%
		Beverages — 3.7%
11		Coca-Cola Co. (The)	747
18		Coca-Cola Enterprises, Inc.	514
15		Dr. Pepper Snapple Group, Inc.	560
11		PepsiCo, Inc.	685

			2,506

		Food Products — 4.9%
14		Archer-Daniels-Midland Co.	431
25		Campbell Soup Co.	812
9		ConAgra Foods, Inc.	224
24		General Mills, Inc.	893
30		Kraft Foods, Inc., Class A	1,022

			3,382

		Household Products — 3.4%
8		Colgate-Palmolive Co.	674
5		Kimberly-Clark Corp.	311
22		Procter & Gamble Co. (The)	1,322

			2,307

		Tobacco — 0.3%
3		Philip Morris International, Inc.	192

		Total Consumer Staples	8,387

Energy — 2.9%
		Energy Equipment & Services — 1.0%
1		Cameron International Corp. (a)	74
3		National Oilwell Varco, Inc.	242
4		Schlumberger Ltd.	328

			644

		Oil, Gas & Consumable Fuels — 1.9%
4		Devon Energy Corp.	327
3		EOG Resources, Inc.	324
3		Occidental Petroleum Corp.	336
7		Southwestern Energy Co. (a)	312

			1,299

		Total Energy	1,943

Financials — 23.0%
		Capital Markets — 1.4%
3		Goldman Sachs Group, Inc. (The)	425
9		Morgan Stanley	194
7		State Street Corp.	294

			913

		Commercial Banks — 2.7%
20		Fifth Third Bancorp	258
36		Huntington Bancshares, Inc.	216
59		Popular, Inc. (a)	142
23		Regions Financial Corp.	139
8		SunTrust Banks, Inc.	205
4		SVB Financial Group (a)	237
10		TCF Financial Corp.	124
13		Wells Fargo & Co.	370
7		Zions Bancorp	154

			1,845

		Consumer Finance — 0.4%
6		Capital One Financial Corp.	281

		Diversified Financial Services — 0.5%
19		Bank of America Corp.	182
4		Citigroup, Inc.	153

			335

		Insurance — 6.7%
19		ACE Ltd., (Switzerland)	1,273
9		Aflac, Inc. (m)	398
6		Allstate Corp. (The)	169
7		Axis Capital Holdings Ltd.,
		(Bermuda)	215
5		Everest Re Group Ltd., (Bermuda)	424
21		MetLife, Inc.	850
2		PartnerRe Ltd., (Bermuda)	102
16		Prudential Financial, Inc.	921
11		XL Group plc, (Ireland)	229

			4,581

		Real Estate Investment Trusts (REITs) — 11.3%
5		Alexandria Real Estate Equities, Inc.	444
17		Apartment Investment & Management Co., Class A	458
4		AvalonBay Communities, Inc.	517
12		BRE Properties, Inc.	630

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
Real Estate Investment Trusts (REITs) — Continued
6	Camden Property Trust	411
69	DCT Industrial Trust, Inc.	373
17	DuPont Fabros Technology, Inc.	436
35	FelCor Lodging Trust, Inc. (a)	182
16	HCP, Inc.	588
8	Kilroy Realty Corp.	320
21	Kimco Realty Corp.	399
13	Mack-Cali Realty Corp.	422
5	Post Properties, Inc.	208
6	ProLogis, Inc.	208
16	Senior Housing Properties Trust	384
9	Simon Property Group, Inc. (m)	1,099
4	SL Green Realty Corp.	329
10	UDR, Inc.	253

		7,661

	Total Financials	15,616

Health Care — 7.2%
	Biotechnology — 2.5%
5	Biogen Idec, Inc. (a)	512
13	Celgene Corp. (a)	755
12	Dendreon Corp. (a)	428

		1,695

	Health Care Equipment & Supplies — 2.4%
4	Baxter International, Inc.	232
4	Becton, Dickinson & Co.	313
14	Covidien plc, (Ireland)	686
9	St. Jude Medical, Inc.	417

		1,648

	Pharmaceuticals — 2.3%
13	Abbott Laboratories (m)	676
20	Merck & Co., Inc.	681
10	Mylan, Inc. (a)	218

		1,575

	Total Health Care	4,918

Industrials — 11.8%
	Aerospace & Defense — 2.4%
5	Honeywell International, Inc.	243
10	Huntington Ingalls Industries, Inc. (a)	345
12	United Technologies Corp.	1,029

		1,617

	Construction & Engineering — 1.1%
12	Fluor Corp.	760

	Electrical Equipment — 0.3%
4	Emerson Electric Co.	199

	Industrial Conglomerates — 1.8%
4	3M Co.	327
21	Tyco International Ltd., (Switzerland)	917

		1,244

	Machinery — 2.0%
31	PACCAR, Inc.	1,323

	Road & Rail — 4.2%
50	CSX Corp.	1,222
10	Norfolk Southern Corp.	760
8	Union Pacific Corp.	865

		2,847

	Total Industrials	7,990

Information Technology — 15.6%
	Communications Equipment — 2.0%
25	Cisco Systems, Inc.	392
14	Juniper Networks, Inc. (a)	321
14	Motorola Mobility Holdings, Inc. (a)	322
6	QUALCOMM, Inc.	318

		1,353

	Computers & Peripherals — 2.7%
3	Apple, Inc. (a)	1,259
14	SanDisk Corp. (a)	585

		1,844

	Electronic Equipment, Instruments & Components — 0.7%
10	Corning, Inc.	163
9	TE Connectivity Ltd., (Switzerland)	304

		467

	IT Services — 1.6%
8	Cognizant Technology Solutions
	Corp., Class A (a)	542
16	Genpact Ltd., (Bermuda) (a)	258
7	VeriFone Systems, Inc. (a)	283

		1,083

	Semiconductors & Semiconductor Equipment — 6.7%
17	Analog Devices, Inc.	597
18	Applied Materials, Inc.	228
38	Broadcom Corp., Class A (a)	1,391
12	Freescale Semiconductor Holdings I Ltd. (a)	202
12	Intersil Corp., Class A	140
16	Lam Research Corp. (a)	657
18	Micron Technology, Inc. (a)	132
38	Xilinx, Inc.	1,228

		4,575

	Software — 1.9%
10	Adobe Systems, Inc. (a)	275
4	Citrix Systems, Inc. (a)	279
26	Microsoft Corp.	709

		1,263

	Total Information Technology	10,585

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
Materials — 6.5%
	Chemicals — 5.0%
11	Air Products & Chemicals, Inc.	934
15	Dow Chemical Co. (The)	515
29	E.I. du Pont de Nemours & Co.	1,479
18	Georgia Gulf Corp. (a)	352
2	Westlake Chemical Corp.	114

		3,394

	Metals & Mining — 1.5%
54	Alcoa, Inc.	789
5	Freeport-McMoRan Copper & Gold, Inc.	252

		1,041

	Total Materials	4,435

Telecommunication Services — 3.2%
	Diversified Telecommunication Services — 0.7%
13	Verizon Communications, Inc.	459

	Wireless Telecommunication Services — 2.5%
10	American Tower Corp., Class A (a)	500
6	Crown Castle International Corp. (a)	252
228	Sprint Nextel Corp. (a)	966

		1,718

	Total Telecommunication Services	2,177

Utilities — 8.7%
	Electric Utilities — 4.4%
3	FirstEnergy Corp.	144
23	NextEra Energy, Inc.	1,263
17	Northeast Utilities	595
69	NV Energy, Inc.	1,024

		3,026

	Gas Utilities — 0.3%
4	AGL Resources, Inc. (m)	172

	Independent Power Producers & Energy Traders — 1.5%
17	Calpine Corp. (a)	281
13	Constellation Energy Group, Inc.	510
9	NRG Energy, Inc. (a)	219

		1,010

	Multi-Utilities — 2.0%
9	CenterPoint Energy, Inc.	177
8	PG&E Corp.	338
17	Sempra Energy	841

		1,356

	Water Utilities — 0.5%
13	American Water Works Co., Inc.	369

	Total Utilities	5,933

	Total Common Stocks (Cost $68,055)	71,722

Short-Term Investment — 0.1%
	Investment Company — 0.1%
50	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) (Cost $50)	50

	Total Investments — 105.6% (Cost $68,105)	71,772
	Liabilities in Excess of Other Assets — (5.6)%	(3,794)

	NET ASSETS — 100.0%	$67,978

Short Positions — 76.9%
Common Stocks — 76.9%
Consumer Discretionary — 5.9%
	Automobiles — 0.6%
30	Ford Motor Co. (a)	371

	Hotels, Restaurants & Leisure — 0.5%
6	Starwood Hotels & Resorts
	Worldwide, Inc.	311

	Household Durables — 0.3%
5	MDC Holdings, Inc.	106
8	Ryland Group, Inc.	112

		218

	Media — 4.2%
47	New York Times Co. (The), Class A (a)	402
47	News Corp., Class B	773
11	Omnicom Group, Inc.	506
15	Scripps Networks Interactive, Inc., Class A	676
1	Washington Post Co. (The), Class B	503

		2,860

	Multiline Retail — 0.3%
7	J.C. Penney Co., Inc.	218

	Total Consumer Discretionary	3,978

Consumer Staples — 9.1%
	Food & Staples Retailing — 0.3%
3	Whole Foods Market, Inc.	220

	Food Products — 4.1%
16	H.J. Heinz Co.	861
24	Hershey Co. (The)	1,348
4	Mead Johnson Nutrition Co.	278
15	Sara Lee Corp.	291

		2,778

	Household Products — 1.9%
17	Church & Dwight Co., Inc.	673

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Household Products — Continued
9	Clorox Co.	618

		1,291

	Personal Products — 1.0%
6	Estee Lauder Cos., Inc. (The), Class A	672

	Tobacco — 1.8%
46	Altria Group, Inc.	1,221

	Total Consumer Staples	6,182

Energy — 2.8%
	Energy Equipment & Services — 1.8%
2	Diamond Offshore Drilling, Inc.	157
24	Tenaris S.A., (Luxembourg), ADR	1,042

		1,199

	Oil, Gas & Consumable Fuels — 1.0%
6	Encana Corp., (Canada)	174
4	Sunoco, Inc.	151
8	TransCanada Corp., (Canada)	350

		675

	Total Energy	1,874

Financials — 21.5%
	Capital Markets — 1.0%
4	Ameriprise Financial, Inc.	196
10	Federated Investors, Inc., Class B	217
2	Franklin Resources, Inc.	273

		686

	Commercial Banks — 2.7%
6	Bank of Hawaii Corp.	258
6	Commerce Bancshares, Inc.	229
6	Cullen/Frost Bankers, Inc.	348
7	Prosperity Bancshares, Inc.	286
9	UMB Financial Corp.	372
25	Valley National Bancorp	335

		1,828

	Insurance — 7.0%
15	American International Group, Inc. (a)	426
14	AON Corp.	670
8	Chubb Corp.	478
10	Hartford Financial Services Group, Inc.	228
12	Principal Financial Group, Inc.	345
17	Progressive Corp. (The)	339
4	RenaissanceRe Holdings Ltd., (Bermuda)	276
7	Torchmark Corp.	271
11	Travelers Cos., Inc. (The)	595
36	W.R. Berkley Corp.	1,108

		4,736

	Real Estate Investment Trusts (REITs) — 10.8%
13	American Campus Communities, Inc.	499
24	BioMed Realty Trust, Inc.	480
7	Equity Lifestyle Properties, Inc.	440
24	Equity One, Inc.	460
5	Essex Property Trust, Inc.	658
35	Extra Space Storage, Inc.	745
9	Federal Realty Investment Trust	797
13	Highwoods Properties, Inc.	456
15	National Retail Properties, Inc.	374
20	Realty Income Corp.	658
19	Tanger Factory Outlet Centers	535
11	Taubman Centers, Inc.	641
19	Washington Real Estate Investment Trust	619

		7,362

	Total Financials	14,612

Health Care — 3.3%
	Biotechnology — 0.2%
12	Isis Pharmaceuticals, Inc. (a)	106

	Health Care Equipment & Supplies — 1.0%
3	Edwards Lifesciences Corp. (a)	195
5	Stryker Corp.	279
4	Zimmer Holdings, Inc. (a)	241

		715

	Life Sciences Tools & Services — 0.3%
5	Agilent Technologies, Inc. (a)	226

	Pharmaceuticals — 1.8%
19	Eli Lilly & Co.	716
5	Forest Laboratories, Inc. (a)	181
5	Johnson & Johnson	310

		1,207

	Total Health Care	2,254

Industrials — 10.7%
	Aerospace & Defense — 4.0%
10	Boeing Co. (The)	709
21	Lockheed Martin Corp.	1,568
3	Northrop Grumman Corp.	196
5	Raytheon Co.	234

		2,707

	Air Freight & Logistics — 1.2%
4	FedEx Corp.	349
7	United Parcel Service, Inc., Class B	490

		839

	Electrical Equipment — 0.7%
6	Rockwell Automation, Inc.	456

	Machinery — 2.9%
4	Caterpillar, Inc.	396
11	Dover Corp.	689
19	Eaton Corp.	929

		2,014

	Road & Rail — 1.4%
19	Heartland Express, Inc.	294
14	Knight Transportation, Inc.	216

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
		Road & Rail — Continued
19		Werner Enterprises, Inc.	436

			946

		Trading Companies & Distributors — 0.5%
2		W.W. Grainger, Inc.	325

		Total Industrials	7,287

Information Technology — 10.7%
		Communications Equipment — 0.9%
8		JDS Uniphase Corp. (a)	100
7		Motorola Solutions, Inc. (a)	322
30		Nokia OYJ, (Finland), ADR	172

			594

		Computers & Peripherals — 0.6%
11		Hewlett-Packard Co.	387

		Internet Software & Services — 0.4%
3		AOL, Inc. (a)	47
–	(h)	Google, Inc., Class A (a)	235

			282

		IT Services — 0.7%
8		Paychex, Inc.	239
14		SAIC, Inc. (a)	219

			458

		Semiconductors & Semiconductor Equipment — 7.3%
6		Altera Corp.	234
14		Atmel Corp. (a)	165
25		Cypress Semiconductor Corp. (a)	510
54		Intel Corp.	1,209
34		Linear Technology Corp.	988
17		MEMC Electronic Materials, Inc. (a)	129
35		Microchip Technology, Inc.	1,187
32		Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	392
6		Texas Instruments, Inc.	185

			4,999

		Software — 0.8%
22		Electronic Arts, Inc. (a)	497
22		THQ, Inc. (a)	59

			556

		Total Information Technology	7,276

Materials — 4.7%
		Chemicals — 2.8%
9		OM Group, Inc. (a)	309
10		Praxair, Inc.	1,054
16		Valspar Corp.	528

			1,891

		Metals & Mining — 1.9%
24		AK Steel Holding Corp.	294
3		Cliffs Natural Resources, Inc.	233
7		Nucor Corp.	268
7		United States Steel Corp.	286
7		Vale S.A., (Brazil), ADR	235

			1,316

		Total Materials	3,207

Telecommunication Services — 1.6%
		Diversified Telecommunication Services — 0.8%
19		AT&T, Inc.	560

		Wireless Telecommunication Services — 0.8%
14		SBA Communications Corp., Class A (a)	529

		Total Telecommunication Services	1,089

Utilities — 6.6%
		Electric Utilities — 1.3%
15		Edison International	565
5		Entergy Corp.	310

			875

		Multi-Utilities — 4.7%
24		Consolidated Edison, Inc.	1,261
19		Dominion Resources, Inc.	913
33		Wisconsin Energy Corp.	1,010

			3,184

		Water Utilities — 0.6%
20		Aqua America, Inc.	413

		Total Utilities	4,472

		Total Common Stocks (Cost $50,694)	52,231

		Total Short Positions (Proceeds $50,694)	52,231

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand (shares or dollars).
(j)	All or a portion of these securities are segregated for short sales.
(l)	The rate shown is the current yield as of July 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when- issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,567
Aggregate gross unrealized depreciation	(1,900)

Net unrealized appreciation/depreciation	$3,667

Federal income tax cost of investments	$68,105

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$71,772	$—	$—	$71,772

Liabilities in Securities Sold Short ##	$(50,390)	$(1,841)	$—	$(52,231)

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

#	Portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of portfolio holdings.
##	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of four ADRs, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — 96.3% (j)
Common Stocks — 86.9%
Consumer Discretionary — 10.6%
	Auto Components — 0.9%
300	Johnson Controls, Inc.	11,068

	Automobiles — 0.8%
338	General Motors Co. (a)	9,342

	Diversified Consumer Services — 0.2%
30	ITT Educational Services, Inc. (a)	2,579

	Hotels, Restaurants & Leisure — 0.2%
90	Carnival Corp.	2,987

	Household Durables — 0.5%
102	Lennar Corp., Class A	1,811
6	NVR, Inc. (a)	4,016

		5,827

	Internet & Catalog Retail — 1.9%
103	Amazon.com, Inc. (a)	22,819

	Media — 5.5%
739	CBS Corp., Class B	20,235
103	Discovery Communications, Inc., Class A (a)	4,103
562	Gannett Co., Inc.	7,167
862	Time Warner, Inc.	30,304
147	Walt Disney Co. (The)	5,666

		67,475

	Specialty Retail — 0.5%
23	AutoZone, Inc. (a)	6,680

	Textiles, Apparel & Luxury Goods — 0.1%
25	Coach, Inc.	1,588

	Total Consumer Discretionary	130,365

Consumer Staples — 8.2%
	Beverages — 2.5%
225	Coca-Cola Co. (The)	15,302
96	Coca-Cola Enterprises, Inc.	2,710
131	Dr. Pepper Snapple Group, Inc.	4,947
130	PepsiCo, Inc.	8,351

		31,310

	Food Products — 3.4%
240	Archer-Daniels-Midland Co.	7,303
318	Campbell Soup Co.	10,510
71	ConAgra Foods, Inc.	1,829
242	General Mills, Inc.	9,020
388	Kraft Foods, Inc., Class A	13,339

		42,001

	Household Products — 2.1%
136	Colgate-Palmolive Co.	11,510
58	Kimberly-Clark Corp.	3,804
179	Procter & Gamble Co. (The)	10,988

		26,302

	Tobacco — 0.2%
29	Philip Morris International, Inc.	2,028

	Total Consumer Staples	101,641

Energy — 2.6%
	Energy Equipment & Services — 0.6%
38	National Oilwell Varco, Inc.	3,070
41	Schlumberger Ltd.	3,696

		6,766

	Oil, Gas & Consumable Fuels — 2.0%
35	Chevron Corp.	3,609
64	Devon Energy Corp.	5,021
52	EOG Resources, Inc.	5,289
55	Marathon Petroleum Corp. (a)	2,387
57	Occidental Petroleum Corp.	5,628
65	Southwestern Energy Co. (a)	2,883

		24,817

	Total Energy	31,583

Financials — 20.7%
	Capital Markets — 1.4%
42	Goldman Sachs Group, Inc. (The)	5,676
189	Invesco Ltd.	4,185
118	Morgan Stanley	2,614
112	State Street Corp.	4,624

		17,099

	Commercial Banks — 1.9%
259	Fifth Third Bancorp	3,278
196	Huntington Bancshares, Inc.	1,184
722	Popular, Inc. (a)	1,733
402	Regions Financial Corp.	2,450
100	SunTrust Banks, Inc.	2,442
45	SVB Financial Group (a)	2,764
223	Wells Fargo & Co.	6,219
174	Zions Bancorp	3,811

		23,881

	Diversified Financial Services — 1.0%
261	Bank of America Corp.	2,530
93	Citigroup, Inc.	3,571
9	CME Group, Inc.	2,718
24	IntercontinentalExchange, Inc. (a)	2,996

		11,815

	Insurance — 6.4%
301	ACE Ltd., (Switzerland)	20,138
137	Aflac, Inc.	6,315
83	Allstate Corp. (The)	2,287
100	Axis Capital Holdings Ltd., (Bermuda)	3,193
109	Everest Re Group Ltd., (Bermuda)	8,951
381	MetLife, Inc.	15,684
14	PartnerRe Ltd., (Bermuda)	922
294	Prudential Financial, Inc.	17,234
207	XL Group plc, (Ireland)	4,254

		78,978

	Real Estate Investment Trusts (REITs) — 10.0%
132	Alexandria Real Estate Equities, Inc.	10,814
82	Apartment Investment & Management Co., Class A	2,241
64	AvalonBay Communities, Inc.	8,575

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Real Estate Investment Trusts (REITs) — Continued
151	BRE Properties, Inc.	7,919
101	Camden Property Trust	6,754
763	DCT Industrial Trust, Inc.	4,133
360	DuPont Fabros Technology, Inc.	9,171
146	Glimcher Realty Trust	1,442
340	HCP, Inc.	12,496
119	Kilroy Realty Corp.	4,580
490	Kimco Realty Corp.	9,331
225	Mack-Cali Realty Corp.	7,479
44	Post Properties, Inc.	1,861
135	ProLogis, Inc.	4,810
347	Senior Housing Properties Trust	8,302
135	Simon Property Group, Inc.	16,289
35	SL Green Realty Corp.	2,904
149	UDR, Inc.	3,915

		123,016
	Total Financials	254,789

Health Care — 5.7%
	Biotechnology — 2.3%
90	Biogen Idec, Inc. (a)	9,127
222	Celgene Corp. (a)	13,173
168	Dendreon Corp. (a)	6,203

		28,503
	Health Care Equipment & Supplies — 1.8%
48	Baxter International, Inc.	2,786
69	Becton, Dickinson & Co.	5,778
203	Covidien plc, (Ireland)	10,303
66	St. Jude Medical, Inc.	3,078

		21,945
	Pharmaceuticals — 1.6%
152	Abbott Laboratories	7,824
297	Merck & Co., Inc.	10,128
76	Mylan, Inc. (a)	1,727

		19,679
	Total Health Care	70,127

Industrials — 11.2%
	Aerospace & Defense — 2.1%
63	Honeywell International, Inc.	3,324
88	Huntington Ingalls Industries, Inc. (a)	2,939
236	United Technologies Corp.	19,579

		25,842
	Construction & Engineering — 1.0%
192	Fluor Corp.	12,210

	Industrial Conglomerates — 1.7%
54	3M Co.	4,732
381	Tyco International Ltd., (Switzerland)	16,879

		21,611
	Machinery — 1.7%
489	PACCAR, Inc.	20,953

	Road & Rail — 4.7%
1,155	CSX Corp.	28,387
185	Norfolk Southern Corp.	13,982
149	Union Pacific Corp.	15,239

		57,608
	Total Industrials	138,224

Information Technology — 11.6%
	Communications Equipment — 1.6%
465	Cisco Systems, Inc.	7,428
167	Juniper Networks, Inc. (a)	3,910
167	Motorola Mobility Holdings, Inc. (a)	3,737
74	QUALCOMM, Inc.	4,048

		19,123
	Computers & Peripherals — 2.0%
37	Apple, Inc. (a)	14,370
237	SanDisk Corp. (a)	10,090

		24,460
	Electronic Equipment, Instruments & Components — 0.4%
66	Corning, Inc.	1,056
122	TE Connectivity Ltd., (Switzerland)	4,187

		5,243
	IT Services — 1.5%
35	Accenture plc, (Ireland), Class A	2,070
130	Cognizant Technology Solutions Corp., Class A (a)	9,069
235	Genpact Ltd., (Bermuda) (a)	3,878
95	VeriFone Systems, Inc. (a)	3,728

		18,745
	Semiconductors & Semiconductor Equipment — 5.6%
324	Analog Devices, Inc.	11,135
104	Applied Materials, Inc.	1,279
606	Broadcom Corp., Class A (a)	22,476
183	Freescale Semiconductor Holdings I Ltd. (a)	2,985
227	Intersil Corp., Class A	2,729
247	Lam Research Corp. (a)	10,106
165	Micron Technology, Inc. (a)	1,217
534	Xilinx, Inc.	17,130

		69,057
	Software — 0.5%
107	Adobe Systems, Inc. (a)	2,960
43	Citrix Systems, Inc. (a)	3,091

		6,051
	Total Information Technology	142,679

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
Materials — 7.2%
	Chemicals — 5.4%
254	Air Products & Chemicals, Inc.	22,519
231	Dow Chemical Co. (The)	8,048
586	E.I. du Pont de Nemours & Co.	30,157
206	Georgia Gulf Corp. (a)	4,125
39	Westlake Chemical Corp.	2,008
		66,857
	Containers & Packaging — 0.4%
108	Crown Holdings, Inc. (a)	4,156

	Metals & Mining — 1.4%
992	Alcoa, Inc.	14,608
48	Freeport-McMoRan Copper & Gold, Inc.	2,563

		17,171

	Total Materials	88,184

Telecommunication Services — 2.4%
	Diversified Telecommunication Services — 0.5%
183	Verizon Communications, Inc.	6,443

	Wireless Telecommunication Services — 1.9%
135	American Tower Corp., Class A (a)	7,102
30	Crown Castle International Corp. (a)	1,285
3,555	Sprint Nextel Corp. (a)	15,038

		23,425

	Total Telecommunication Services	29,868

Utilities — 6.7%
	Electric Utilities — 3.9%
68	FirstEnergy Corp.	3,023
299	NextEra Energy, Inc.	16,503
353	Northeast Utilities	11,992
1,108	NV Energy, Inc.	16,449

		47,967

	Gas Utilities — 0.1%
30	AGL Resources, Inc.	1,212

	Independent Power Producers & Energy Traders — 1.1%
203	Calpine Corp. (a)	3,297
208	Constellation Energy Group, Inc.	8,069
106	NRG Energy, Inc. (a)	2,607

		13,973

	Multi-Utilities — 0.9%
64	CenterPoint Energy, Inc.	1,251
202	Sempra Energy	10,229

		11,480

	Water Utilities — 0.7%
281	American Water Works Co., Inc.	7,862

	Total Utilities	82,494

	Total Common Stocks (Cost $941,975)	1,069,954

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligation — 0.1%
905	U.S. Treasury Note, 0.625%, 06/30/12 (k) (Cost $908)	908

SHARES
Short-Term Investment — 9.3%
	Investment Company — 9.3%
114,470	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) (Cost $114,470)	114,470

	Total Investments — 96.3% (Cost $1,057,353)	1,185,332
	Other Assets in Excess of Liabilities — 3.7%	45,500

	NET ASSETS — 100.0%	$1,230,832

Short Positions — 86.9%
Common Stocks — 86.9%
Consumer Discretionary — 7.1%
	Automobiles — 0.5%
496	Ford Motor Co. (a)	6,061

	Hotels, Restaurants & Leisure — 1.2%
172	Choice Hotels International, Inc.	5,248
176	Starwood Hotels & Resorts Worldwide, Inc.	9,651

		14,899

	Household Durables — 0.3%
86	MDC Holdings, Inc.	1,942
143	Ryland Group, Inc.	2,105

		4,047

	Internet & Catalog Retail — 0.1%
5	NetFlix, Inc. (a)	1,210

	Media — 5.0%
756	New York Times Co. (The), Class A (a)	6,488
605	News Corp., Class B	9,974
233	Omnicom Group, Inc.	10,944
216	Scripps Networks Interactive, Inc., Class A	10,014
47	Time Warner Cable, Inc.	3,455
180	Viacom, Inc., Class B	8,711
28	Washington Post Co. (The), Class B	11,240

		60,826

	Total Consumer Discretionary	87,043

Consumer Staples — 8.6%
	Food & Staples Retailing — 0.7%
115	Wal-Mart Stores, Inc.	6,072

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Food & Staples Retailing — Continued
36	Whole Foods Market, Inc.	2,381

		8,453

	Food Products — 2.9%
73	H.J. Heinz Co.	3,827
416	Hershey Co. (The)	23,465
65	Mead Johnson Nutrition Co.	4,617
216	Sara Lee Corp.	4,130

		36,039

	Household Products — 1.9%
335	Church & Dwight Co., Inc.	13,498
139	Clorox Co.	9,915

		23,413

	Personal Products — 1.2%
140	Estee Lauder Cos., Inc. (The), Class A	14,734

	Tobacco — 1.9%
724	Altria Group, Inc.	19,052
39	Lorillard, Inc.	4,110

		23,162

	Total Consumer Staples	105,801

Energy — 4.1%
	Energy Equipment & Services — 2.1%
65	Diamond Offshore Drilling, Inc.	4,422
474	Tenaris S.A., (Luxembourg), ADR	20,951
59	Weatherford International Ltd., (Switzerland) (a)	1,298

		26,671

	Oil, Gas & Consumable Fuels — 2.0%
28	Denbury Resources, Inc. (a)	543
126	Encana Corp., (Canada)	3,693
31	EQT Corp.	1,955
111	Exxon Mobil Corp.	8,817
44	Kinder Morgan, Inc.	1,245
63	Sunoco, Inc.	2,541
179	Tesoro Corp. (a)	4,345
30	TransCanada Corp., (Canada)	1,259

		24,398

	Total Energy	51,069

Financials — 21.1%
	Capital Markets — 2.0%
84	Ameriprise Financial, Inc.	4,550
313	Federated Investors, Inc., Class B	6,692
35	Franklin Resources, Inc.	4,494
82	Northern Trust Corp.	3,696
80	T. Rowe Price Group, Inc.	4,555

		23,987

	Commercial Banks — 3.0%
164	Bank of Hawaii Corp.	7,340
66	Commerce Bancshares, Inc.	2,715
121	Cullen/Frost Bankers, Inc.	6,520
397	KeyCorp	3,191
219	UMB Financial Corp.	9,082
622	Valley National Bancorp	8,184

		37,032

	Insurance — 6.0%
221	American International Group, Inc. (a)	6,353
171	AON Corp.	8,209
141	Chubb Corp.	8,828
109	Hartford Financial Services Group, Inc.	2,562
204	Principal Financial Group, Inc.	5,636
392	Progressive Corp. (The)	7,707
30	RenaissanceRe Holdings Ltd., (Bermuda)	2,095
150	Torchmark Corp.	6,071
170	Travelers Cos., Inc. (The)	9,389
559	W.R. Berkley Corp.	17,218

		74,068

	Real Estate Investment Trusts (REITs) — 10.1%
250	American Campus Communities, Inc.	9,309
302	BioMed Realty Trust, Inc.	5,923
52	Equity Lifestyle Properties, Inc.	3,369
438	Equity One, Inc.	8,501
129	Equity Residential	7,987
65	Essex Property Trust, Inc.	9,137
728	Extra Space Storage, Inc.	15,485
183	Federal Realty Investment Trust	15,992
268	Highwoods Properties, Inc.	9,210
99	Hudson Pacific Properties, Inc.	1,512
201	National Retail Properties, Inc.	5,046
220	Realty Income Corp.	7,144
183	Tanger Factory Outlet Centers	5,032
231	Taubman Centers, Inc.	13,807
213	Washington Real Estate Investment Trust	6,807

		124,261

	Total Financials	259,348

Health Care — 5.9%
	Biotechnology — 0.5%
29	Amgen, Inc. (a)	1,603
226	Isis Pharmaceuticals, Inc. (a)	1,952
42	Vertex Pharmaceuticals, Inc. (a)	2,157

		5,712

	Health Care Equipment & Supplies — 1.2%
51	Edwards Lifesciences Corp. (a)	3,603
137	Stryker Corp.	7,439
56	Zimmer Holdings, Inc. (a)	3,343

		14,385

	Life Sciences Tools & Services — 0.2%
77	Agilent Technologies, Inc. (a)	3,230

	Pharmaceuticals — 4.0%
134	Bristol-Myers Squibb Co.	3,852
692	Eli Lilly & Co.	26,486

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Pharmaceuticals — Continued
101	Forest Laboratories, Inc. (a)	3,728
239	Johnson & Johnson	15,488

		49,554

	Total Health Care	72,881

Industrials — 11.4%
	Aerospace & Defense — 3.9%
187	Boeing Co. (The)	13,185
370	Lockheed Martin Corp.	28,005
48	Northrop Grumman Corp.	2,916
81	Raytheon Co.	3,612

		47,718

	Air Freight & Logistics — 1.0%
80	FedEx Corp.	6,907
89	United Parcel Service, Inc., Class B	6,168

		13,075

	Electrical Equipment — 0.7%
115	Rockwell Automation, Inc.	8,252

	Industrial Conglomerates — 0.5%
334	General Electric Co.	5,989

	Machinery — 3.3%
93	Caterpillar, Inc.	9,217
203	Dover Corp.	12,251
321	Eaton Corp.	15,368
103	Ingersoll-Rand plc, (Ireland)	3,870

		40,706

	Road & Rail — 2.0%
717	Heartland Express, Inc.	10,982
369	Knight Transportation, Inc.	5,804
363	Werner Enterprises, Inc.	8,543

		25,329

	Total Industrials	141,069

Information Technology — 13.5%
	Communications Equipment — 1.0%
108	Ciena Corp. (a)	1,665
146	JDS Uniphase Corp. (a)	1,913
126	Motorola Solutions, Inc. (a)	5,675
556	Nokia OYJ, (Finland), ADR	3,225

		12,478

	Computers & Peripherals — 1.1%
457	Dell, Inc. (a)	7,426
157	Hewlett-Packard Co.	5,530

		12,956

	Internet Software & Services — 1.4%
101	AOL, Inc. (a)	1,737
106	eBay, Inc. (a)	3,485
17	Google, Inc., Class A (a)	10,323
167	Yahoo!, Inc. (a)	2,186

		17,731

	IT Services — 2.1%
120	International Business Machines Corp.	21,859
223	SAIC, Inc. (a)	3,572

		25,431

	Semiconductors & Semiconductor Equipment — 6.9%
102	Altera Corp.	4,170
173	Atmel Corp. (a)	2,096
442	Cypress Semiconductor Corp. (a)	9,096
894	Intel Corp.	19,959
585	Linear Technology Corp.	17,153
352	MEMC Electronic Materials, Inc. (a)	2,613
573	Microchip Technology, Inc.	19,345
561	Taiwan Semiconductor
	Manufacturing Co., Ltd., (Taiwan), ADR	6,928
131	Texas Instruments, Inc.	3,909

		85,269

	Software — 1.0%
486	Electronic Arts, Inc. (a)	10,821
436	THQ, Inc. (a)	1,162

		11,983

	Total Information Technology	165,848

Materials — 6.5%
	Chemicals — 4.5%
39	Ecolab, Inc.	1,950
215	OM Group, Inc. (a)	7,792
287	Praxair, Inc.	29,776
48	Sherwin-Williams Co. (The)	3,681
391	Valspar Corp.	12,859

		56,058

	Metals & Mining — 1.9%
442	AK Steel Holding Corp.	5,370
39	Cliffs Natural Resources, Inc.	3,521
108	Nucor Corp.	4,187
160	U.S. Steel Corp.	6,386
111	Vale S.A., (Brazil), ADR	3,591

		23,055

	Paper & Forest Products — 0.1%
44	International Paper Co.	1,292

	Total Materials	80,405

Telecommunication Services — 2.1%
	Diversified Telecommunication Services — 1.7%
731	AT&T, Inc.	21,383

	Wireless Telecommunication Services — 0.4%
110	SBA Communications Corp., Class A (a)	4,210

	Total Telecommunication Services	25,593

Utilities — 6.6%
	Electric Utilities — 1.5%
244	Edison International	9,297

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Electric Utilities — Continued
129	Entergy Corp.	8,604

		17,901

Multi-Utilities — 4.5%
382	Consolidated Edison, Inc.	20,088
384	Dominion Resources, Inc.	18,600
534	Wisconsin Energy Corp.	16,373

		55,061

Water Utilities — 0.6%
371	Aqua America, Inc.	7,840

	Total Utilities	80,802

	Total Short Positions (Proceeds $1,033,405)	1,069,859

Percentages indicated are based on net assets.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(64)	E-mini S&P 500	09/16/11	$(4,123)	$151

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	All or a portion of these securities are segregated for short sales.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of July 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, and options.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$142,762
Aggregate gross unrealized depreciation	(14,783)

Net unrealized appreciation/depreciation	$127,979

Federal income tax cost of investments	$1,057,353

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$1,184,424	$908	$—	$1,185,332

Total Liabilities ##	$(1,035,164)	$(34,695)	$—	$(1,069,859)

Appreciation in Other Financial Instruments
Futures Contracts	$151	$—	$—	$151

#	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures contracts collateral. Please refer to the SOI for industry specifics of the portfolio holdings.
##	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of four ADRs, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

JPMorgan Russia Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.6%
Consumer Discretionary — 5.4%
		Automobiles — 1.2%
14		Sollers OJSC (a) (f) (i)	250

		Media — 4.2%
40		CTC Media, Inc. (m)	838
33		RBC OJSC (a) (m)	43

			881

		Total Consumer Discretionary	1,131

Consumer Staples — 23.6%
		Food & Staples Retailing — 17.9%
48		DIXY Group OJSC (a) (m)	661
11		Magnit OJSC (m)	1,567
27		Magnit OJSC, GDR (a) (e) (m)	836
—	(h)	Magnit OJSC, Reg. S, GDR (a) (m)	1
9		Magnit OJSC, Reg. S, GDR (a) (m)	274
11		X5 Retail Group N.V., Reg. S, GDR (a) (m)	436

			3,775

		Food Products — 3.9%
22		Cherkizovo Group OJSC, Reg. S, GDR (a) (m)	425
28		Ros Agro plc, (Cyprus), GDR (a) (e) (m)	382

			807

		Personal Products — 1.8%
8		Oriflame Cosmetics S.A., (Luxembourg) (m)	378

		Total Consumer Staples	4,960

Energy — 19.3%
		Energy Equipment & Services — 1.1%
8		Eurasia Drilling Co., Ltd., Reg. S, (Cyprus), GDR (m)	240

		Oil, Gas & Consumable Fuels — 18.2%
11		BMB Munai, Inc., (Kazakhstan) (a) (m)	11
151		Dragon Oil plc, (Ireland) (a) (m)	1,315
35		KazMunaiGas Exploration Production, (Kazakhstan), GDR (m)	652
9		Lukoil OAO, ADR (a) (m)	572
25		Tatneft, ADR (m)	1,030
43		Urals Energy plc, (Cyprus) (a) (m)	8
21		Zhaikmunai LP, Reg. S, (Kazakhstan), GDR (a) (m)	211

			3,799

		Total Energy	4,039

Financials — 17.2%
		Commercial Banks — 16.9%
39		Bank St. Petersburg OJSC (a) (m)	196
27		Halyk Savings Bank of Kazakhstan JSC, Reg. S, (Kazakhstan), GDR (a) (m)	225
845		Sberbank of Russia (a) (m)	3,108

			3,529

		Real Estate Management & Development — 0.3%
—	(h)	Open Investments JSC (a) (m)	9
53		Sistema-Hals, Reg. S, GDR (a) (m)	62
8		XXI Century Investments Public Ltd., (Cyprus) (a) (m)	1

			72

		Total Financials	3,601

Health Care — 1.0%
		Pharmaceuticals — 1.0%
5		Veropharm (m)	204

Industrials — 2.7%
		Construction & Engineering — 2.7%
70		Mostotrest (f) (i)	568

Information Technology — 0.2%
		Communications Equipment — 0.2%
50		Sitronics, Reg. S, GDR (a) (f) (i)	33

Materials — 12.6%
		Construction Materials — 0.1%
29		Steppe Cement Ltd., (Malaysia) (a) (m)	19

		Containers & Packaging — 0.0% (g)
15		Kazakhstan Kagazy plc, (Kazakhstan), GDR (a) (e) (f) (i)	1
32		Kazakhstan Kagazy plc, Reg. S, (Kazakhstan), GDR (a) (f) (i)	2

			3

		Metals & Mining — 12.5%
18		Chelyabinsk Zinc Plant, GDR (a) (m)	79
53		Magnitogorsk Iron & Steel Works, Reg. S, GDR (m)	585
51		MMC Norilsk Nickel OJSC, ADR (a) (m)	1,347
16		Novolipetsk Steel OJSC, Reg. S, GDR (m)	589
23		Orsu Metals Corp., (United Kingdom) (a) (m)	5
3		Polyus Gold International Ltd., Reg. S, (Kazakhstan), GDR (a) (m)	11

			2,616

		Total Materials	2,638

Telecommunication Services — 14.6%
		Wireless Telecommunication Services — 14.6%
40		Mobile Telesystems OJSC (m)	350
90		Mobile Telesystems OJSC, ADR (a) (m)	1,698
41		Sistema JSFC, Reg. S, GDR (m)	1,013

		Total Telecommunication Services	3,061

JPMorgan Russia Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Utilities — 2.0%
		Electric Utilities — 2.0%
2,480		IDGC Holding JSC (a) (m)	316
160		Lenenergo OAO (a) (m)	104

		Total Utilities	420

		Total Common Stocks (Cost $12,732)	20,655

Preferred Stock — 1.7%
Materials — 1.7%
		Metals & Mining — 1.7%
23		Mechel OAO, (Russia) (a) (m) (Cost 397)	358

Short-Term Investment — 0.0% (g)
Investment Company — 0.0% (g)
—	(h)	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $—(h))	—	(h)

		Total Investments — 100.3% (Cost $13,129)	21,013
		Liabilities in Excess of Other Assets — (0.3)%	(72)

		NET ASSETS — 100.0%	$20,941

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $854,000 which amounts to 4.1% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of July 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $16,102,000 and 76.6%, respectively

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,060
Aggregate gross unrealized depreciation	(2,176)

Net unrealized appreciation/depreciation	$7,884

Federal income tax cost of investments	$13,129

JPMorgan Russia Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$838		$43	$250	$1,131
Consumer Staples	1,416		3,544	—	4,960
Energy	11		4,028	—	4,039
Financials	196		3,405	—	3,601
Health Care	—		204	—	204
Industrials	—		—	568	568
Information Technology	—		—	33	33
Materials	84		2,551	3	2,638
Telecommunication Services	—		3,061	—	3,061
Utilities	—		420	—	420
Total Common Stocks	2,545		17,256	854	20,655
Preferred Stock
Materials	—		358	—	358
Short-Term Investment
Investment Company	—	(a)	—	—	—	(a)

Total Investments in Securities	$2,545		$17,614	$854	$21,013

(a)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 07/31/11
Investments in Securities
Common Stocks - Consumer Discretionary	6	(141)	200	—	—	(115)	300	—	250
Common Stocks - Industrials	—	(29)	(30)	—	775	(148)	—	—	568
Common Stocks - Information Technology	—	—	(6)	—	—	—	39	—	33
Common Stocks - Materials	7	—	(4)	—	—	—	—	—	3

Total	$13	$(170)	$160	$—	$775	$(263)	$339	$—	$854

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2011, which were valued using significant unobservable inputs (Level 3), amounted to approximately $196,000.

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)
	Common Stocks — 25.5%
		Australia — 0.5%
	50	Fortescue Metals Group Ltd. (m)	346

		Canada — 1.1%
	15	Barrick Gold Corp. (m)	700

		France — 2.9%
	2	LVMH Moet Hennessy Louis
		Vuitton S.A.	420
	2	PPR	426
	19	Total S.A.	1,006

			1,852

		Germany — 2.4%
	4	Bayerische Motoren Werke AG	427
	88	Commerzbank AG (a)	334
	10	Deutsche Wohnen AG	160
	14	ThyssenKrupp AG	617

			1,538

		Hong Kong — 0.3%
	112	China Resources Land Ltd.	219

		Japan — 0.5%
	9	Komatsu Ltd.	293

		Netherlands — 0.6%
	25	Koninklijke KPN N.V.	359

		Taiwan — 0.0% (g)
	—(h)	MediaTek, Inc.	—	(h)
	—(h)	Taiwan Semiconductor
		Manufacturing Co., Ltd.	1

			1

		United Kingdom — 9.8%
	30	BG Group plc	703
	10	BHP Billiton plc	376
	93	BP plc	701
	12	British American Tobacco plc	533
	18	Burberry Group plc	434
	70	Centrica plc	354
	53	HSBC Holdings plc	519
	13	Intercontinental Hotels Group plc	263
	38	National Grid plc	374
	69	Northumbrian Water Group plc	513
	71	Resolution Ltd.	319
	20	Standard Chartered plc	511
	251	Vodafone Group plc	704

			6,304

		United States — 7.4%
	2	Apple, Inc. (a) (m)	726
	2	CF Industries Holdings, Inc. (m)	363
	3	Chevron Corp. (m)	330
	5	Coca-Cola Co. (The) (m)	347
	8	E.I. du Pont de Nemours & Co. (m)	415
	15	Newmont Mining Corp. (m)	818
	3	Occidental Petroleum Corp. (m)	317
	8	Union Pacific Corp. (m)	831
	7	United Technologies Corp. (m)	612

			4,759

		Total Common Stocks (Cost $15,200)	16,371

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Convertible Bonds — 7.8%
		Netherlands — 4.3%
EUR	1,450	Portugal Telecom International
		Finance B.V., Series PTC, 4.125%, 08/28/14	1,853
EUR	650	Wereldhave N.V., 4.375%, 09/16/14	936

			2,789

		Singapore — 1.3%
		CapitaLand Ltd.,
SGD	750	2.875%, 09/03/16	615
SGD	250	3.125%, 03/05/18	218

			833

		Switzerland — 0.8%
CHF	370	Swiss Prime Site AG, 1.875%, 01/20/15	488

		United States — 1.4%
	793	Liberty Media LLC, 3.125%, 03/30/23 (m)	927

		Total Convertible Bonds (Cost $4,993)	5,037

	Corporate Bonds — 2.5%
		Cayman Islands — 1.1%
	700	Hutchison Whampoa International 10 Ltd., VAR, 6.000%, 10/28/15 (e) (x) (m)	725

		France — 1.4%
EUR	289	AXA S.A., Series CS, 2.500%, 01/01/14	914

		Total Corporate Bonds (Cost $1,331)	1,639

	Foreign Government Securities — 31.4%
		Australia — 6.7%
AUD	2,250	Australia Government Bond, 5.919%, 08/20/20 (m)	4,274

		Finland — 4.8%
	3,100	Finland Government Bond, 1.250%, 10/19/15 (e) (m)	3,087

		France — 3.3%
	2,000	Societe Financement de l’Economie
		Francaise, 2.875%, 09/22/14 (e) (m)	2,109

		Germany — 1.2%
EUR	500	Bundesobligation, 4.000%, 10/11/13	761

		Italy — 4.5%
EUR	2,200	Italy Buoni Poliennali Del Tesoro, 3.000%, 11/01/15	2,910

		Netherlands — 2.5%
EUR	1,000	Kingdom of Netherlands, 4.500%, 07/15/17	1,607

		United Kingdom — 8.4%
GBP	1,150	United Kingdom Gilt Inflation Linked, 2.500%, 08/16/13	5,419

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Total Foreign Government Securities (Cost $18,680)	20,167

SHARES
		Preferred Stocks — 0.7%
		Germany — 0.6%
		2 Volkswagen AG	357

		United States — 0.1%
		— (h) Wells Fargo & Co., Series L, 7.500% (x) (m)	74

		Total Preferred Stocks (Cost $414)	431

PRINCIPAL AMOUNT
	Supranational — 10.4%
		European Investment Bank,
	2,000	2.750%, 03/23/15 (m)	2,111
AUD	1,386	6.000%, 08/14/13	1,557
	3,000	International Bank for Reconstruction & Development, 1.125%, 08/25/14 (m)	3,036

		Total Supranational (Cost $6,405)	6,704

	U.S. Treasury Obligations — 14.8%
		U.S. Treasury Bonds,
	1,500	8.750%, 05/15/17 (m)	2,093
	2,000	8.875%, 02/15/19 (m)	2,943
	4,000	U.S. Treasury Note, 3.875%, 05/15/18 (m)	4,485

		Total U.S. Treasury Obligations (Cost $8,735)	9,521

SHARES
	Short-Term Investment — 6.7%
		Investment Company — 6.7%
	4,300	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) (Cost $4,300)	4,300

		Total Investments — 99.8% (Cost $60,058)	64,170
		Other Assets in Excess of Liabilities — 0.2%	109

		NET ASSETS — 100.0%	$64,279

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2011

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Foreign Governments	31.4%
U.S. Treasury Obligation	14.8
Supranational	10.4
Oil, Gas & Consumable Fuels	4.8
Metals & Mining	4.5
Diversified Telecommunication Services	3.4
Real Estate Management & Development	2.6
Diversified Financial Services	2.6
Commercial Banks	2.2
Real Estate Investment Trusts (REITs)	1.5
Media	1.4
Textiles, Apparel & Luxury Goods	1.3
Road & Rail	1.3
Automobiles	1.2
Chemicals	1.2
Multi-Utilities	1.1
Computers & Peripherals	1.1
Wireless Telecommunication Services	1.1
Aerospace & Defense	1.0
Short-Term Investment	6.7
Others (each less than 1.0%)	4.4

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
81	Long Gilt	09/28/11	16,632	596
	Short Futures Outstanding
(2)	Euro Bund	09/08/11	(375)	(13)
(53)	E-mini S&P 500	09/16/11	(3,414)	(59)
(66)	FTSE 100 Index	09/16/11	(6,267)	(25)
(36)	10 Year U.S. Treasury Note	09/21/11	(4,525)	(143)
(50)	2 Year U.S. Treasury Note	09/30/11	(10,996)	(14)

				$342

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/11		NET UNREALIZED APPRECIATION (DEPRECIATION)
188,551	GBP
287,427	for AUD	Union Bank of Switzerland AG	09/08/11	$314	#	$309	#	$(5)

172,597	EUR
1,287,102	for DKK	Morgan Stanley	09/08/11	248	#	248	#	–	(h)

287,805	CAD	Deutsche Bank AG	09/08/11	301		301		–	(h)

1,287,102	DKK	State Street Bank & Trust	09/08/11	248		248		–	(h)

1,750,001	EUR	Citibank, N.A.	09/08/11	2,470		2,512		42
4,741,800	EUR	Credit Suisse International	09/08/11	6,765		6,808		43
680,157	EUR	HSBC Bank, N.A.	09/08/11	958		977		19
902,359	EUR	Merrill Lynch International	09/08/11	1,278		1,296		18

151,054	GBP	Barclays Bank plc	09/08/11	247		248		1
3,082,291	GBP	Credit Suisse International	09/08/11	5,012		5,057		45
154,947	GBP	Goldman Sachs International	09/08/11	247		254		7
365,676	GBP	HSBC Bank, N.A.	09/08/11	589		600		11
542,809	GBP	Merrill Lynch International	09/08/11	875		891		16
1,076,089	GBP	Union Bank of Switzerland AG	09/08/11	1,721		1,766		45

1,629,855	HKD	Credit Suisse International	09/08/11	209		209		–	(h)
3,337,755	HKD	Deutsche Bank AG	09/08/11	428		428		–	(h)
3,729,431	HKD	Morgan Stanley	09/08/11	480		479		(1)

33,023,285	JPY	Royal Bank of Canada	09/08/11	410		429		19

930,653	SGD	HSBC Bank, N.A.	09/08/11	759		773		14

				$23,559		$23,833		$274

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/11	NET UNREALIZED APPRECIATION (DEPRECIATION)
5,357,566	AUD	Barclays Bank plc	09/08/11	$5,640	$5,856	$(216)

780,713	CAD	Barclays Bank plc	09/08/11	796	816	(20)

214,057	CHF	Barclays Bank plc	09/08/11	254	272	(18)

368,416	EUR	Barclays Bank plc	09/08/11	526	529	(3)
517,224	EUR	Goldman Sachs International	09/08/11	726	743	(17)
530,943	EUR	Merrill Lynch International	09/08/11	762	763	(1)
15,246,821	EUR	Royal Bank of Canada	09/08/11	22,012	21,890	122
354,967	EUR	State Street Bank & Trust	09/08/11	510	509	1
418,800	EUR	Westpac Banking Corp.	09/08/11	594	601	(7)

175,764	GBP	Barclays Bank plc	09/08/11	285	289	(4)
292,609	GBP	Citibank, N.A.	09/08/11	466	480	(14)
670,000	GBP	HSBC Bank, N.A.	09/08/11	1,099	1,099	– (h)
8,987,378	GBP	Royal Bank of Canada	09/08/11	14,669	14,747	(78)
2,152,178	GBP	Union Bank of Switzerland AG	09/08/11	3,441	3,531	(90)
602,877	GBP	Westpac Banking Corp.	09/08/11	970	989	(19)
9,650,983	HKD	Royal Bank of Canada	09/08/11	1,241	1,239	2

48,235,041	JPY	Morgan Stanley	09/08/11	601	628	(27)

1,884,733	SGD	Deutsche Bank AG	09/08/11	1,529	1,565	(36)

				$56,121	$56,546	$(425)

#

For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 07/31/11 of the currency being sold, and the value at 07/31/11 is the U.S. Dollar market value of the currency being purchased.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
SGD	—	Singapore Dollar
VAR	—	Variable Rate Security. The interest rate shown is the
rate in effect as of July 31, 2011.

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of July 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(x)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2011.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $11,268,000 and 17.6%, respectively.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,783
Aggregate gross unrealized depreciation	(671)

Net unrealized appreciation/depreciation	$4,112

Federal income tax cost of investments	$60,058

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$346	$—	$346
Canada	700	—	—	700
France	—	1,852	—	1,852
Germany	—	1,538	—	1,538
Hong Kong	—	219	—	219
Japan	—	293	—	293
Netherlands	—	359	—	359
Taiwan	—	1	—	1
United Kingdom	—	6,304	—	6,304
United States	4,759	—	—	4,759

Total Common Stocks	5,459	10,912	—	16,371

Preferred Stocks
Germany	—	357	—	357
United States	74	—	—	74

Total Preferred Stocks	74	357	—	431

Debt Securities
Convertible Bonds
Netherlands	—	2,789	—	2,789
Singapore	—	833	—	833
Switzerland	—	488	—	488
United States	—	927	—	927

Total Convertible Bonds	—	5,037	—	5,037

Corporate Bonds
Cayman Islands	—	725	—	725
France	—	914	—	914

Total Corporate Bonds	—	1,639	—	1,639

Foreign Government Securities	—	20,167	—	20,167
Supranational	—	6,704	—	6,704
U.S. Treasury Obligations	—	9,521	—	9,521
Short-Term Investment
Investment Company	4,300	—	—	4,300

Total Investments in Securities	$9,833	$54,337	$—	$64,170

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	$—	$405	$—	$405
Futures Contracts	596	—	—	596

Total Appreciation in Other Financial Instruments	$596	$405	$—	$1,001

JPMorgan Strategic Preservation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in U.S. dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	$—	$(556)	$—	$(556)
Futures Contracts	(254)	—	—	(254)

Total Depreciation in Other Financial Instruments	$(254)	$(556)	$—	$(810)

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.7%
Consumer Discretionary — 15.8%
	Auto Components — 1.8%
358	Johnson Controls, Inc.	13,242

	Automobiles — 0.9%
244	General Motors Co. (a)	6,750

	Hotels, Restaurants & Leisure — 2.0%
148	Carnival Corp.	4,920
198	Yum! Brands, Inc.	10,461

		15,381

	Household Durables — 0.3%
118	Lennar Corp., Class A	2,093

	Internet & Catalog Retail — 2.0%
67	Amazon.com, Inc. (a)	14,810

	Media — 5.3%
261	CBS Corp., Class B	7,156
168	Comcast Corp., Class A	4,026
533	Time Warner, Inc.	18,724
246	Walt Disney Co. (The)	9,494

		39,400

	Multiline Retail — 0.6%
84	Target Corp.	4,315

	Specialty Retail — 1.0%
205	Lowe’s Cos., Inc.	4,421
206	Staples, Inc.	3,306

		7,727

	Textiles, Apparel & Luxury Goods — 1.9%
107	Coach, Inc.	6,897
83	NIKE, Inc., Class B	7,502

		14,399

	Total Consumer Discretionary	118,117

Consumer Staples — 6.4%
	Beverages — 1.1%
128	PepsiCo, Inc.	8,183

	Food & Staples Retailing — 1.1%
224	CVS Caremark Corp.	8,148

	Food Products — 1.6%
147	Campbell Soup Co.	4,851
135	General Mills, Inc.	5,027
45	Kellogg Co.	2,511

		12,389

	Household Products — 2.6%
82	Colgate-Palmolive Co.	6,904
203	Procter & Gamble Co. (The)	12,468

		19,372

	Total Consumer Staples	48,092

Energy — 12.5%
	Energy Equipment & Services — 3.7%
74	Baker Hughes, Inc.	5,698
103	Cameron International Corp. (a)	5,754
180	Schlumberger Ltd.	16,247

		27,699

	Oil, Gas & Consumable Fuels — 8.8%
51	Apache Corp.	6,307
151	ConocoPhillips	10,870
39	Devon Energy Corp.	3,059
53	EOG Resources, Inc.	5,389
211	Exxon Mobil Corp.	16,830
54	HollyFrontier Corp.	4,038
130	Occidental Petroleum Corp.	12,775
200	Williams Cos., Inc. (The)	6,337

		65,605

	Total Energy	93,304

Financials — 12.2%
	Capital Markets — 2.8%
69	Goldman Sachs Group, Inc. (The)	9,322
132	Invesco Ltd.	2,930
115	Morgan Stanley	2,559
91	State Street Corp.	3,791
127	TD AMERITRADE Holding Corp.	2,333

		20,935

	Commercial Banks — 3.4%
115	BB&T Corp.	2,950
223	Fifth Third Bancorp	2,819
185	U.S. Bancorp	4,829
520	Wells Fargo & Co.	14,534

		25,132

	Consumer Finance — 0.4%
66	American Express Co.	3,320

	Diversified Financial Services — 2.7%
637	Bank of America Corp.	6,181
272	Citigroup, Inc.	10,447
13	CME Group, Inc.	3,894

		20,522

	Insurance — 2.9%
97	ACE Ltd., (Switzerland)	6,495
202	MetLife, Inc.	8,331
113	Prudential Financial, Inc.	6,603

		21,429

	Total Financials	91,338

Health Care — 12.4%
	Biotechnology — 2.3%
71	Biogen Idec, Inc. (a)	7,277
107	Celgene Corp. (a)	6,325
100	Dendreon Corp. (a)	3,699

		17,301

	Health Care Equipment & Supplies — 1.7%
36	Becton, Dickinson & Co.	2,972
123	Covidien plc, (Ireland)	6,245
66	St. Jude Medical, Inc.	3,084

		12,301

	Health Care Providers & Services — 2.3%
156	Cardinal Health, Inc.	6,826

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Health Care Providers & Services — Continued
75	Humana, Inc.	5,616
89	UnitedHealth Group, Inc.	4,412

		16,854

	Pharmaceuticals — 6.1%
122	Abbott Laboratories	6,240
167	Johnson & Johnson	10,814
455	Merck & Co., Inc.	15,544
690	Pfizer, Inc.	13,276

		45,874

	Total Health Care	92,330

Industrials — 9.9%
	Aerospace & Defense — 2.9%
144	Honeywell International, Inc.	7,649
172	United Technologies Corp.	14,279

		21,928

	Construction & Engineering — 0.7%
79	Fluor Corp.	5,024

	Electrical Equipment — 0.7%
110	Emerson Electric Co.	5,408

	Industrial Conglomerates — 1.9%
78	3M Co.	6,810
160	Tyco International Ltd., (Switzerland)	7,095

		13,905

	Machinery — 1.1%
191	PACCAR, Inc.	8,181

	Road & Rail — 2.6%
259	Norfolk Southern Corp.	19,635

	Total Industrials	74,081

Information Technology — 18.8%
	Communications Equipment — 3.0%
437	Cisco Systems, Inc.	6,986
264	Juniper Networks, Inc. (a)	6,172
167	QUALCOMM, Inc.	9,137

		22,295

	Computers & Peripherals — 5.2%
85	Apple, Inc. (a)	33,378
204	EMC Corp. (a)	5,310

		38,688

	Electronic Equipment, Instruments & Components — 0.3%
65	TE Connectivity Ltd., (Switzerland)	2,227

	Internet Software & Services — 0.8%
36	Baidu, Inc., (China), ADR (a)	5,678

	IT Services — 2.3%
91	Cognizant Technology Solutions Corp., Class A (a)	6,382
60	Global Payments, Inc.	2,825
19	MasterCard, Inc., Class A	5,648
67	VeriFone Systems, Inc. (a)	2,650

		17,505

	Semiconductors & Semiconductor Equipment — 2.1%
152	Broadcom Corp., Class A (a)	5,631
74	Lam Research Corp. (a)	3,044
53	Novellus Systems, Inc. (a)	1,642
173	Xilinx, Inc.	5,549

		15,866

	Software — 5.1%
128	Adobe Systems, Inc. (a)	3,556
853	Microsoft Corp.	23,363
370	Oracle Corp.	11,312

		38,231

	Total Information Technology	140,490

Materials — 4.2%
	Chemicals — 2.6%
321	E.I. du Pont de Nemours & Co.	16,493
40	Monsanto Co.	2,968

		19,461

	Metals & Mining — 1.6%
217	Freeport-McMoRan Copper & Gold, Inc.	11,484

	Total Materials	30,945

Telecommunication Services — 3.2%
	Diversified Telecommunication Services — 2.5%
265	AT&T, Inc.	7,740
317	Verizon Communications, Inc.	11,176

		18,916

	Wireless Telecommunication Services — 0.7%
29	American Tower Corp., Class A (a)	1,498
882	Sprint Nextel Corp. (a)	3,730

		5,228

	Total Telecommunication Services	24,144

Utilities — 2.3%
	Electric Utilities — 0.6%
81	NextEra Energy, Inc.	4,451

	Independent Power Producers & Energy Traders — 0.4%
66	Constellation Energy Group, Inc.	2,571

	Multi-Utilities — 1.3%
347	CenterPoint Energy, Inc.	6,785
58	Sempra Energy	2,927

		9,712

	Total Utilities	16,734

	Total Common Stocks (Cost $581,337)	729,575

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligation — 0.2%
1,400	U.S. Treasury Note, 0.625%, 06/30/12 (k) (Cost $1,405)	1,404

SHARES
Short-Term Investment — 2.1%
	Investment Company — 2.1%
15,984	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) (Cost $15,984)	15,984

	Total Investments — 100.0% (Cost $598,726)	746,963

	Liabilities in Excess of Other Assets — 0.0% (g)	(153)

	NET ASSETS — 100.0%	$746,810

Percentages indicated are based on net assets.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 07/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
161	E-mini S&P 500	09/16/11	$10,372	$115

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of July 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$158,146
Aggregate gross unrealized depreciation	(9,909)

Net unrealized appreciation/depreciation	$148,237

Federal income tax cost of investments	$598,726

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$739,881	$7,082	$—	$746,963
Appreciation in Other Financial Instruments
Futures Contracts	$115	$—	$—	$115

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral and an ADR, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 96.5%
	Alabama — 0.3%
	Education — 0.3%
8,135	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	9,628

	Arizona — 4.0%
	Certificate of Participation/Lease — 0.0% (g)
650	Salt River Project Agricultural Improvement & Power District, COP, NATL-RE, 5.000%, 12/01/12	689

	Education — 0.0% (g)
175	Arizona State University, Rev., AMBAC, 5.000%, 07/01/19	186

	General Obligation — 1.0%
	City of Goodyear,
1,175	GO, AGM, 6.000%, 07/01/15	1,386
1,225	GO, AGM, 6.000%, 07/01/16	1,482
1,300	GO, AGM, 6.000%, 07/01/17	1,588
1,375	GO, AGM, 6.000%, 07/01/18	1,688
1,400	GO, AGM, 6.000%, 07/01/19	1,679
3,450	City of Phoenix, Various Purpose, Series A, GO, 5.000%, 07/01/17	4,079
725	Maricopa County Unified School District No. 48, Scottsdale, School Improvement, Series A, GO, NATL-RE, FGIC, 5.000%, 07/01/15 (p)	839
275	Maricopa County Unified School District No. 48, Scottsdale, Unrefunded Balance, School Improvement, Series A, GO, NATL-RE, FGIC, 5.000%, 07/01/16	311
6,760	Maricopa County Unified School District No. 4-Mesa, School Improvement Project 2005, Series C, GO, 4.250%, 07/01/14	7,391
8,130	Maricopa County Unified School District No. 69-Paradise Valley, GO, NATL-RE, FGIC, 5.200%, 07/01/16	9,464
1,500	Maricopa County Unified School District No. 97-Deer Valley, School Improvement Project 2004, Series B, GO, AGM, 5.000%, 07/01/15	1,713

		31,620

	Hospital — 0.6%
	Arizona Health Facilities Authority, Banner Health,
1,500	Series D, Rev., 5.000%, 01/01/12	1,529
5,000	Series D, Rev., 5.000%, 01/01/17	5,676
2,500	Series D, Rev., 5.000%, 01/01/23	2,662
3,215	Series D, Rev., 5.000%, 01/01/24	3,394
2,500	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 1.080%, 02/02/15	2,312
2,250	Scottsdale IDA, Series A, Rev., 5.000%, 09/01/14	2,431

		18,004

	Other Revenue — 1.4%
	Arizona State Transportation Board,
16,705	Series A, Rev., 5.250%, 07/01/25	18,450
17,135	Series A, Rev., 5.250%, 07/01/26	18,863
3,000	Arizona State Transportation Board, Maricopa County Regional Area Road, Rev., 5.000%, 07/01/24	3,347
	Phoenix Civic Improvement Corp., Senior Lien,
1,085	Series C, Rev., 5.000%, 07/01/22	1,248
1,000	Series C, Rev., 5.000%, 07/01/24	1,116

		43,024

	Prerefunded — 0.4%
12,040	Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	13,875

	Special Tax — 0.4%
9,000	Glendale Western Loop 101 Public Facilities Corp., Series A, Rev., 7.000%, 07/01/33	9,468
1,845	Scottsdale Municipal Property Corp., Rev., 5.000%, 07/01/17	2,169

		11,637

	Transportation — 0.2%
5,475	Arizona State Transportation Board, Series A, Rev., GAN, 5.000%, 07/01/14	6,114

	Utility — 0.0% (g)
1,500	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.000%, 01/01/22	1,698

	Total Arizona	126,847

	Arkansas — 0.5%
	General Obligation — 0.3%
8,000	State of Arkansas, Federal Highway Grant, Anticipated Tax Revenue, GO, 5.000%, 08/01/12 (p)	8,383

	Special Tax — 0.2%
5,650	City of Fayetteville, Sales & Use Tax, Series A, Rev., AGM, 4.750%, 11/01/18	6,355

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Water & Sewer — 0.0% (g)
1,815	City of Fort Smith, Water & Sewer, Rev., AGM, 5.000%, 10/01/22	2,035

	Total Arkansas	16,773

	California — 6.6%
	Education — 0.7%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	2,056
	California State Public Works Board, University of California Research Project,
1,000	Series E, Rev., 5.250%, 10/01/17	1,124
2,025	Series E, Rev., 5.250%, 10/01/18	2,237
	University of California,
5,285	Series O, Rev., 5.750%, 05/15/28	5,959
5,000	Series O, Rev., 5.750%, 05/15/29	5,609
6,045	University of California Regents Medical Center, Series A, Rev., NATL-RE, 4.750%, 05/15/22	6,294

		23,279

	General Obligation — 2.7%
	Carlsbad Unified School District,
465	GO, Zero Coupon, 05/01/14	436
2,500	GO, Zero Coupon, 05/01/16	2,164
2,000	GO, Zero Coupon, 05/01/17	1,635
1,490	GO, Zero Coupon, 05/01/19	1,067
3,445	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/26	1,300
	Evergreen Elementary School District,
3,000	Series A, GO, AGM, 6.000%, 08/01/13	3,299
1,090	Series A, GO, AGM, 6.000%, 08/01/16	1,321
	Grossmont-Cuyamaca Community College District, Capital Appreciation,
5,640	GO, AGC, Zero Coupon, 08/01/14	5,354
5,845	GO, AGC, Zero Coupon, 08/01/15	5,270
250	Los Altos School District, GO, AMBAC, 5.000%, 08/01/21	270
	Los Angeles Unified School District,
1,000	Series A-1, GO, AGM, 5.000%, 07/01/19	1,127
2,750	Series B, GO, FGIC, 4.750%, 07/01/21	2,916
6,240	Los Angeles Unified School District, Election of 2002, Series A, GO, AGM, 5.000%, 07/01/21	6,617
1,500	Placentia-Yorba Linda Unified School District, 2002 Election, Series B, GO, NATL-RE, FGIC, 5.500%, 08/01/27	1,599
1,220	San Diego Unified School District, Election of 1998, Series F-1, GO, AGM, 5.250%, 07/01/28	1,346
1,500	Santa Monica Community College District, Election of 2007, Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/12	1,492
2,700	Saugus Union School District, GO, NATL-RE, FGIC, 5.250%, 08/01/20	3,114
1,000	State of California, GO, 5.000%, 08/01/16	1,154
6,060	State of California, Economic Recovery, Unrefunded Balance, Series A, GO, 5.250%, 07/01/14	6,843
	State of California, Various Purpose,
1,720	GO, 5.000%, 03/01/16	1,968
940	GO, 5.000%, 04/01/16	1,077
3,810	GO, 5.000%, 04/01/17	4,427
5,000	GO, 5.000%, 04/01/20	5,652
10,000	GO, 5.500%, 04/01/18	11,926
5,000	GO, 5.500%, 04/01/21	5,717
5,000	GO, 5.625%, 04/01/26	5,442

		84,533

	Hospital — 0.1%
	California Health Facilities Financing Authority, Providence Health & Services,
1,500	Series C, Rev., 6.250%, 10/01/24	1,730
2,000	Series C, Rev., 6.250%, 10/01/28	2,237
1,000	University of California, Unrefunded Balance, UCLA Medical Center, Series B, Rev., AMBAC, 5.500%, 05/15/20	1,038

		5,005

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
200	California Infrastructure & Economic Development Bank, Revolving Fund, Rev., 5.000%, 10/01/24	208

	Other Revenue — 0.5%
	California State University, Systemwide,
3,000	Series A, Rev., AGM, 4.750%, 11/01/22	3,101
5,140	Series A, Rev., AGM, 4.750%, 11/01/24	5,269
2,475	Golden West Schools Financing Authority, Placentia-Yorba Linda University, Rev., AMBAC, 5.500%, 08/01/20	2,930
3,110	Simi Valley School Financing Authority, Rev., AGM, 5.000%, 08/01/21	3,480

		14,780

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Prerefunded — 1.9%
	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges, First Lien,
340	Series A, Rev., AGM, 5.000%, 07/01/22 (p)	413
2,315	Series A, Rev., FGIC, 5.000%, 07/01/25 (p)	2,773
5,000	California State Department of Water Resources, Series A, Rev., 5.750%, 05/01/12 (p)	5,256
13,000	Golden State Tobacco Securitization Corp., Series A-1, Rev., 6.750%, 06/01/13 (p)	14,501
	Golden State Tobacco Securitization Corp., Asset-Backed,
2,000	Series A-2, Rev., 7.900%, 06/01/13 (p)	2,269
1,350	Series A-4, Rev., 7.800%, 06/01/13 (p)	1,530
4,765	Golden State Tobacco Securitization Corp., Enhanced, Asset-Backed, Series B, Rev., AMBAC, 5.000%, 06/01/13 (p)	5,163
	State of California,
3,775	GO, 5.000%, 02/01/14 (p)	4,196
18,945	GO, 5.125%, 02/01/14 (p)	21,117
1,770	State of California, Economic Recovery, Series A, GO, 5.250%, 07/01/14 (p)	2,010

		59,228

	Utility — 0.3%
	California State Department of Water Resources, Power Supply,
850	Series A, Rev., NATL-RE, 5.250%, 05/01/12	882
2,070	Series H, Rev., AGM-CR, 5.000%, 05/01/21	2,332
5,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	5,015

		8,229

	Water & Sewer — 0.4%
8,025	California State Department of Water Resources, Water Systems, Unrefunded Balance, Series J-2, Rev., 7.000%, 12/01/11	8,208
4,750	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	2,411
	City of Vallejo, Water Revenue,
1,690	Rev., NATL-RE, 5.000%, 05/01/18	1,719
1,370	Rev., NATL-RE, 5.000%, 05/01/21	1,326

		13,664

	Total California	208,926

	Colorado — 2.6%
	Certificate of Participation/Lease — 0.2%
5,830	Colorado Higher Education, COP, 5.500%, 11/01/27	6,239

	General Obligation — 1.6%
7,230	Arapahoe County School District No. 5 Cherry Creek, Improvement, GO, AGM, 5.000%, 12/15/13	8,001
	Denver City & County, Better Denver & Zoo,
730	Series A, GO, 4.000%, 08/01/12	758
1,330	Series A, GO, 4.000%, 08/01/13	1,426
460	Series A, GO, 4.000%, 08/01/14	506
	Douglas County School District No. Re-1 Douglas & Elbert Counties,
5,275	GO, 5.250%, 12/15/20	6,347
6,950	GO, 5.250%, 12/15/23	8,335
2,345	GO, 5.250%, 12/15/25	2,782
	Jefferson County School District R-1,
10,000	GO, 5.000%, 12/15/22	11,824
10,000	Series A, GO, AGM, 5.250%, 12/15/12	10,682

		50,661

	Other Revenue — 0.2%
5,000	Denver City & County, Airport, Series B, Rev., 5.500%, 11/15/13 (p)	5,584

	Prerefunded — 0.5%
5,000	Colorado Health Facilities Authority, Catholic Health, Series A, Rev., 5.500%, 03/01/12 (p)	5,154
2,170	Colorado Higher Education, COP, 5.500%, 11/01/18 (p)	2,663
4,250	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	2,889
5,000	Regional Transportation District, Fastracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,951

		16,657

	Transportation — 0.0% (g)
1,000	Denver City & County, Airport, Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/14	1,095

	Utility — 0.1%
1,225	Platte River Power Authority, Series HH, Rev., 5.000%, 06/01/22	1,391

	Water & Sewer — 0.0% (g)
1,000	Superior Metropolitan District No. 1, Rev., AMBAC, 5.000%, 12/01/19	1,029

	Total Colorado	82,656

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Connecticut — 1.3%
	Certificate of Participation/Lease — 0.1%
3,000	State of Connecticut, Transportation Infrastructure, Special Tax, Series A, Rev., COP, AMBAC, 5.000%, 07/01/20	3,323

	Education — 0.0% (g)
1,000	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Series I, Rev., NATL-RE, 5.000%, 07/01/26	1,034

	General Obligation — 1.0%
	City of Greenwich,
325	GO, 4.000%, 06/01/22	348
200	GO, 5.000%, 06/01/20	232
	City of Hartford,
1,025	GO, AGC, 5.000%, 11/15/14	1,164
1,325	GO, AGC, 5.000%, 11/15/15	1,539
250	GO, AGC, 5.000%, 11/15/16	296
270	GO, AGC, 5.000%, 11/15/17	320
595	GO, AGC, 5.000%, 11/15/18	706
	State of Connecticut,
3,000	GO, 5.000%, 03/15/14	3,337
3,500	Series B, GO, AMBAC, 5.250%, 06/01/19	4,210
4,980	Series B, GO, AMBAC, 5.250%, 06/01/20	5,997
10,235	Series B, GO, NATL-RE, 5.000%, 06/01/14	11,463
650	Town of Trumbull, GO, 5.000%, 09/15/15	754

		30,366

	Transportation — 0.1%
1,000	State of Connecticut, Transportation Infrastructure, Special Tax, Series A, Rev., 4.000%, 12/01/15	1,123

	Water & Sewer — 0.1%
	South Central Regional Water Authority, Water System Revenue,
250	Series A, Rev., NATL-RE, 5.250%, 08/01/19	295
1,290	Series A, Rev., NATL-RE, 5.250%, 08/01/20	1,518
2,000	State of Connecticut, Revolving Fund, Series A, Rev., 5.000%, 06/01/13	2,169

		3,982

	Total Connecticut	39,828

	Delaware — 0.3%
	General Obligation — 0.0% (g)
1,000	State of Delaware, Series C, GO, 5.000%, 03/01/21	1,200

	Other Revenue — 0.2%
	University of Delaware,
1,000	Series B, Rev., 5.000%, 11/01/15	1,169
1,000	Series B, Rev., 5.000%, 11/01/18	1,201
1,000	Series B, Rev., 5.000%, 11/01/21	1,164
	Wilmington Parking Authority,
1,500	Rev., AGM, 5.250%, 09/15/14	1,686
500	Rev., AGM, 5.250%, 09/15/15	575

		5,795

	Transportation — 0.1%
1,675	Delaware Transportation Authority, Motor Fuel Tax Revenue, Unrefunded Balance, Series B, Rev., AMBAC, 5.000%, 07/01/13	1,745

	Total Delaware	8,740

	District of Columbia — 0.6%
	Other Revenue — 0.6%
	District of Columbia, Income Tax,
3,395	Series A, Rev., 5.000%, 12/01/17	4,048
5,000	Series A, Rev., 5.000%, 12/01/18	5,953
6,000	Series A, Rev., 5.000%, 12/01/19	7,104
2,000	Series A, Rev., 5.000%, 12/01/20	2,358

	Total District of Columbia	19,463

	Florida — 3.1%
	Certificate of Participation/Lease — 0.3%
	Miami-Dade County, School Board,
2,500	Series A, COP, NATL-RE, FGIC, 5.000%, 05/01/18	2,710
3,405	Series D, COP, AGM-CR, FGIC, 5.000%, 08/01/21	3,493
3,955	Palm Beach County, School Board, Series D, COP, AGM, 5.250%, 08/01/13	4,111

		10,314

	General Obligation — 0.7%
	Florida State Board of Education, Public Education, Capital Outlay,
5,090	Series A, GO, 5.000%, 06/01/24	5,696
15,000	Series B, GO, 4.750%, 06/01/21	16,126
135	State of Florida, Department of Transportation, Right of Way, Series A, GO, 5.000%, 07/01/14	152

		21,974

	Other Revenue — 0.4%
	City of Port St. Lucie, Utilities Systems,
1,800	Rev., AGC, 5.000%, 09/01/15	2,009
2,355	Rev., AGC, 5.000%, 09/01/18	2,639
1,070	Rev., AGC, 5.000%, 09/01/20	1,157

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
3,405	Florida State Department of General Services, Facilities Pool, Series A, Rev., AMBAC, 5.000%, 09/01/14	3,773
2,500	Tampa Bay Water Florida Utility System Revenue, Regional Water Supply Authority, Rev., NATL-RE, FGIC, 5.250%, 10/01/16	2,974

		12,552

	Prerefunded — 0.4%
4,900	City of Gainesville, Utilities System, Series A, Rev., AGM, 5.000%, 10/01/15 (p)	5,715
5,000	Highlands County Health Facilities Authority, Adventist Sunbelt, Series A, Rev., 6.000%, 11/15/11 (p)	5,134
2,560	Miami-Dade County, Health Facilities Authority, Miami Children’s Hospital, Series A, Rev., AMBAC, 5.625%, 08/15/11 (p)	2,592

		13,441

	Special Tax — 0.5%
	Florida State Department of Environmental Protection, Florida Forever,
7,060	Series A, Rev., NATL-RE, 5.375%, 07/01/16	7,381
3,140	Series A, Rev., NATL-RE, 5.375%, 07/01/17	3,281
5,000	Series C, Rev., AMBAC, 5.000%, 07/01/17	5,352

		16,014

	Utility — 0.0% (g)
110	Lee County, Capital Improvement & Transition, Rev., AMBAC, 5.000%, 10/01/19	117

	Water & Sewer — 0.8%
	Miami-Dade County, Water & Sewer Systems,
6,000	Series B, Rev., AGM, 5.000%, 10/01/14	6,718
15,180	Series B, Rev., AGM, 5.000%, 10/01/15	17,408

		24,126

	Total Florida	98,538

	Georgia — 5.6%
	Education — 0.0% (g)
1,050	Private Colleges & Universities Authority, Emory University, Series B, Rev., 5.000%, 09/01/19	1,247

	General Obligation — 3.7%
1,660	City of Marietta, School, Series A, GO, 5.000%, 02/01/16	1,937
5,000	Douglas County School District, GO, AGM, 5.000%, 04/01/26	5,367
1,025	Fulton County School District, GO, 6.375%, 05/01/12	1,072
7,500	Gwinnett County School District, GO, 5.000%, 02/01/13	8,026
	Henry County School District,
1,000	GO, 4.000%, 08/01/14	1,096
3,090	GO, 5.000%, 08/01/20	3,634
1,535	Peach County, Sales Tax, GO, 5.000%, 07/01/12	1,601
	State of Georgia,
5,030	Series A, GO, 5.000%, 09/01/12	5,292
3,425	Series A, GO, 5.000%, 09/01/15 (p)	3,999
3,140	Series B, GO, 5.000%, 07/01/19	3,768
3,300	Series B, GO, 5.000%, 07/01/20	3,961
1,000	Series B, GO, 5.750%, 08/01/17	1,240
14,960	Series C, GO, 5.000%, 07/01/17	17,902
1,120	Series C, GO, 5.500%, 07/01/12	1,175
10,000	Series C, GO, 5.500%, 07/01/15	11,314
3,935	Series E, GO, 5.000%, 08/01/16	4,663
14,790	Series F, GO, 5.000%, 12/01/19	17,808
16,535	Series G, GO, 5.000%, 11/01/13	18,224
3,000	Series G, GO, 5.000%, 11/01/14	3,419

		115,498

	Other Revenue — 0.2%
6,000	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/21 (w)	6,727

	Prerefunded — 0.2%
6,440	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/14 (p)	7,164

	Special Tax — 0.4%
10,000	Georgia State Road and Tollway Authority, Federal Highway, Grant Anticipation Bonds, Series A, Rev., AGM, 5.000%, 06/01/18	11,844

	Transportation — 0.5%
	Georgia State Road and Tollway Authority, Federal Highway, Grant Anticipation Bonds,
7,375	Rev., NATL-RE, 5.000%, 06/01/17	8,493
2,000	Rev., NATL-RE, 5.000%, 06/01/18	2,267
5,000	Series A, Rev., 5.000%, 06/01/15	5,751

		16,511

	Utility — 0.2%
5,700	Municipal Electric Authority of Georgia, Series B, Rev., 6.250%, 01/01/17	6,834

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Water & Sewer — 0.4%
6,895	Cobb County, Water & Sewer, Rev., 5.000%, 07/01/22	7,927
3,335	Gwinnett County Water & Sewerage Authority, Rev., 5.000%, 08/01/19	3,923

		11,850

	Total Georgia	177,675

	Hawaii — 2.0%
	General Obligation — 1.2%
	State of Hawaii,
5,515	Series CY, GO, AGM, 5.750%, 02/01/14	6,210
2,750	Series D, GO, 5.000%, 06/01/16 (p)	3,254
10,000	Series DD, GO, NATL-RE, 5.250%, 05/01/22	10,895
7,500	Series DQ, GO, 5.000%, 06/01/15	8,648
7,250	Series DR, GO, 5.000%, 06/01/16	8,525

		37,532

	Prerefunded — 0.3%
9,455	State of Hawaii, Series CZ, GO, AGM, 5.250%, 07/01/12 (p)	9,894

	Transportation — 0.1%
	State of Hawaii,
1,500	Rev., 5.000%, 01/01/15	1,705
2,575	Rev., 5.000%, 01/01/19	3,026

		4,731

	Water & Sewer — 0.4%
	City & County of Honolulu, Second Bond Resolution,
3,740	Series A, Rev., AGM, 5.000%, 07/01/23	4,099
2,740	Series A, Rev., AGM, 5.000%, 07/01/24	2,970
4,915	Series A, Rev., AGM, 5.000%, 07/01/25	5,278

		12,347

	Total Hawaii	64,504

	Idaho — 0.6%
	General Obligation — 0.0% (g)
1,000	Ada & Canyon Counties Joint School District No. 2 Meridian, GO, 5.000%, 07/30/17	1,207

	Hospital — 0.3%
8,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/23	9,118

	Other Revenue — 0.3%
6,885	Idaho State Building Authority, Capitol Project, Rev., NATL-RE, FGIC, 5.000%, 09/01/14	7,694

	Total Idaho	18,019

	Illinois — 1.6%
	General Obligation — 0.3%
5,000	City of Chicago, Emergency Telephone System, GO, NATL-RE, FGIC, 5.250%, 01/01/14	5,406
140	Du Page & Will Counties Community School District No. 204 Indian Prairie, School Building, Series F, GO, AGM-CR, FGIC, 6.250%, 12/30/21	172
3,970	State of Illinois, Series A, GO, AGM, 5.000%, 06/01/14	4,352
815	Will County High School District No. 204-Joliet, Series B, GO, NATL-RE, 5.000%, 01/01/13	861

		10,791

	Hospital — 0.1%
2,620	Illinois Health Facilities Authority, Advocate Health Care Network, Series A, Rev., VAR, 4.375%, 07/01/14	2,825

	Other Revenue — 0.4%
	Railsplitter Tobacco Settlement Authority,
6,000	Rev., 5.000%, 06/01/19	6,322
7,000	Rev., 5.250%, 06/01/20	7,410

		13,732

	Prerefunded — 0.2%
3,200	Chicago Housing Authority, Rev., 5.375%, 07/01/12 (p)	3,351
2,000	City of Chicago, Lakefront Millenium Parking Facility, GO, NATL-RE, 5.700%, 01/01/12 (p)	2,086

		5,437

	Special Tax — 0.1%
3,000	City of Chicago, Sales Tax, Rev., AGM, 5.000%, 01/01/18	3,292

	Transportation — 0.5%
5,000	Chicago O’Hare International Airport, Third Lien, Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/22	5,232
2,500	Chicago Transit Authority, Federal Transit Administration, Section 5307, Rev., AMBAC, 5.000%, 06/01/18	2,666
5,000	Illinois State Toll Highway Authority, Series A, Rev., AGM, 5.500%, 01/01/15	5,593
750	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	887

		14,378

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Water & Sewer — 0.0% (g)
1,125	City of Chicago, Wastewater Transmission, Series A, Rev., BHAC, 5.250%, 01/01/30	1,175

	Total Illinois	51,630

	Indiana — 1.3%
	Certificate of Participation/Lease — 0.2%
1,000	Hamilton Heights School Corp., First Mortgage, Rev., COP, AGM, 5.000%, 01/15/13	1,067
5,205	Indianapolis Local Public Improvement Bond Bank, Series 2005-E, Rev., COP, AMBAC, 5.000%, 01/01/15	5,851

		6,918

	Education — 0.3%
3,570	Purdue University, Student Facilities Systems, Series A, Rev., 5.250%, 07/01/20	4,273
2,920	Southwest Allen Multi School Building Corp., First Mortgage, Series A, Rev., NATL-RE, 5.000%, 07/15/18	3,102

		7,375

	Other Revenue — 0.3%
2,125	Center Grove 2000 Building Corp., First Mortgage, Rev., NATL-RE, FGIC, 5.250%, 07/10/24	2,246
160	Indiana Bond Bank, Special Program, Series D, Rev., AGM, 5.000%, 08/01/19	176
1,700	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 5.000%, 02/01/15	1,916
1,750	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/22	1,960
	South Bend Community School Corp., First Mortgage,
1,350	Rev., AGM, 5.000%, 07/05/14	1,512
855	Rev., AGM, 5.000%, 01/05/16	989
1,030	Rev., AGM, 5.000%, 07/05/17	1,206

		10,005

	Prerefunded — 0.5%
3,750	Indiana Transportation Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	4,242
10,000	Wayne Township School Building Corp., Series B, Rev., FGIC, 5.250%, 01/15/14 (p)	11,141

		15,383

	Total Indiana	39,681

	Iowa — 0.2%
	General Obligation — 0.2%
	City of Des Moines, Capital Loan Notes,
1,245	Series C, GO, 5.000%, 06/01/12	1,295
1,090	Series C, GO, 5.000%, 06/01/13	1,181
3,150	Series C, GO, 5.000%, 06/01/14	3,534
1,070	Series C, GO, 5.000%, 06/01/15	1,235

	Total Iowa	7,245

	Kansas — 2.1%
	Industrial Development Revenue/Pollution Control Revenue — 0.4%
	Kansas Development Finance Authority, Commerce Impact,
5,815	Rev., 5.000%, 06/01/16	6,791
6,105	Rev., 5.000%, 06/01/17	7,163

		13,954

	Other Revenue — 0.7%
1,745	Kansas Development Finance Authority, Kansas Transitional Revolving Fund, Rev., 5.000%, 10/01/16	2,001
	Kansas State Department of Transportation,
5,000	Series A, Rev., 5.000%, 09/01/13	5,472
7,000	Series A, Rev., 5.000%, 09/01/16	8,289
4,800	Series A, Rev., 5.000%, 09/01/18	5,748

		21,510

	Prerefunded — 0.9%
21,045	City of Olathe & County of Labette, Capital Accumulator, Series A, Rev., Zero Coupon, 02/01/16 (p)	19,522
9,015	Reno Sedgwick Finney Counties, Capital Accumulator, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	8,329

		27,851

	Utility — 0.1%
3,755	Wyandotte County-Kansas City Unified Government, Series 2004, Rev., AMBAC, 5.650%, 09/01/15	4,401

	Total Kansas	67,716

	Kentucky — 1.5%
	Certificate of Participation/Lease — 0.1%
4,050	Kentucky Turnpike Authority, Revitalization Project, Series A, Rev., COP, AMBAC, 5.500%, 07/01/12	4,243

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — 1.1%
	Kentucky State Property & Buildings Commission, Project No. 89,
6,145	Rev., AGM, 5.000%, 11/01/22	6,707
1,000	Rev., AGM, 5.000%, 11/01/24	1,068
5,185	Kentucky Turnpike Authority, Revitalization, Series A, Rev., 5.000%, 07/01/28	5,579
	Louisville & Jefferson County Metro Government Board of Water Works,
13,225	Series A, Rev., 5.000%, 11/15/14	15,063
3,955	Series A, Rev., 5.000%, 11/15/18	4,748

		33,165

	Prerefunded — 0.3%
	Kentucky State Property & Buildings Commission, Project No. 79,
5,000	Rev., NATL-RE, 5.000%, 10/01/13 (p)	5,478
4,030	Rev., NATL-RE, 5.125%, 10/01/13 (p)	4,441

		9,919

	Total Kentucky	47,327

	Louisiana — 0.3%
	Other Revenue — 0.1%
5,000	State of Louisiana, Gas & Fuel Tax Revenue, Second Lien, Series A, Rev., VAR, 0.830%, 06/01/13	5,009

	Prerefunded — 0.2%
4,375	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	3,406
3,270	Louisiana Public Facilities Authority, CR, Multi-Family Housing, Series A, Rev., Zero Coupon, 02/01/20 (p)	2,521

		5,927

	Total Louisiana	10,936

	Maryland — 3.6%
	Education — 0.4%
	University System of Maryland, Tuition,
2,135	Series A, Rev., 5.000%, 04/01/16	2,514
4,340	Series A, Rev., 5.000%, 04/01/17	5,162
4,560	Series A, Rev., 5.000%, 04/01/18	5,435

		13,111

	General Obligation — 2.2%
	Hardford County, Public Improvement,
5,500	GO, 5.000%, 07/01/15	6,393
4,060	GO, 5.000%, 12/01/15	4,778
2,665	Maryland National Capital Park & Planning Commission, Park Acquisition & Development, Series EE-2, GO, 5.000%, 01/15/14	2,955
5,000	Montgomery County, Public Improvement, Series A, GO, 5.000%, 05/01/17	5,966
6,635	State of Maryland, Capital Improvement, Series A, GO, 5.250%, 02/15/14	7,422
20,000	State of Maryland, State & Local Facilities, Series C, GO, 5.000%, 11/01/18	24,117
	State of Maryland, State & Local Facilities Loan, Second Series,
6,700	GO, 5.000%, 08/01/13 (p)	7,323
8,000	GO, 5.000%, 08/01/15	9,305

		68,259

	Other Revenue — 0.4%
	Baltimore Board of School Commissioners,
4,625	Rev., 5.000%, 05/01/15	5,327
4,725	Rev., 5.000%, 05/01/17	5,609
1,490	Maryland Water Quality Financing Administration Revolving Loan Fund, Rev., 5.000%, 03/01/14	1,653

		12,589

	Prerefunded — 0.0% (g)
1,000	Maryland State Economic Development Corp., University of Maryland College Park Project, Rev., 6.000%, 06/01/13 (p)	1,103

	Transportation — 0.5%
	Maryland State Department of Transportation,
4,000	Rev., 4.000%, 03/01/18	4,430
9,880	Rev., 5.250%, 12/15/17	11,983

		16,413

	Water & Sewer — 0.1%
1,150	State of Maryland, State & Local Facilities Loan, Capital Improvement, Series A, GO, 5.500%, 08/01/13	1,267

	Total Maryland	112,742

	Massachusetts — 4.1%
	Certificate of Participation/Lease — 0.4%
10,000	Massachusetts Bay Transportation Authority, Series A, Rev., COP, 5.250%, 07/01/27	11,759

	Education — 0.3%
10,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series A, Rev., 5.000%, 07/01/14	11,269

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — 1.3%
9,000	Commonwealth of Massachusetts, Series A, GO, 5.250%, 08/01/19	10,810
	Commonwealth of Massachusetts, Consolidated Lien,
4,100	Series C, GO, NATL-RE, FGIC, 5.500%, 11/01/13	4,563
10,000	Series C, GO, NATL-RE, FGIC, 5.500%, 11/01/14	11,529
2,455	Series D, GO, 5.250%, 10/01/13 (p)	2,710
10,450	Series D, GO, NATL-RE, 5.250%, 11/01/11 (p)	10,579

		40,191

	Other Revenue — 0.1%
	Boston Housing Authority,
1,790	Rev., AGM, 5.000%, 04/01/15	1,976
1,770	Rev., AGM, 5.000%, 04/01/17	1,973

		3,949

	Prerefunded — 1.9%
200	Commonwealth of Massachusetts, Series C, GO, AGM, 5.500%, 12/01/22 (p)	245
	Commonwealth of Massachusetts, Consolidated Lien,
5,000	Series C, GO, NATL-RE-IBC, 5.500%, 11/01/16 (p)	6,094
10,000	Series D, GO, NATL-RE, 5.250%, 11/01/11 (p)	10,123
5,000	Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	5,966
	Commonwealth of Massachusetts, Special Obligation,
14,900	Rev., FGIC, 5.000%, 01/01/14 (p)	16,417
4,160	Rev., FGIC, 5.250%, 01/01/14 (p)	4,609
2,500	Commonwealth of Massachusetts, Water Pollution Abatement, Rev., 5.000%, 08/01/14 (p)	2,828
11,695	Massachusetts Bay Transportation Authority, Series A, Rev., 5.000%, 07/01/14 (p)	13,176

		59,458

	Special Tax — 0.1%
3,840	Massachusetts School Building Authority, Series A, Rev., AGM, 5.000%, 08/15/22	4,191

	Total Massachusetts	130,817

	Michigan — 1.7%
	Education — 0.3%
	University of Michigan,
3,535	Series A, Rev., 5.000%, 04/01/15	4,052
4,170	Series A, Rev., 5.000%, 04/01/21	4,795

		8,847

	General Obligation — 0.2%
1,000	Brandon School District, School Building & Site, GO, AGM, Q-SBLF, 5.000%, 05/01/17	1,119
2,000	Huron Valley School District, GO, Q-SBLF, 5.000%, 05/01/24 (w)	2,137
3,000	State of Michigan, GO, 5.500%, 12/01/13	3,313

		6,569

	Hospital — 0.1%
3,000	Kent Hospital Finance Authority, Spectrum Health, Series A, Rev., VAR, 5.000%, 01/15/12	3,066

	Other Revenue — 0.4%
10,000	City of Grand Rapids, Sewer System, Series A, Rev., BHAC-CR, AGM-CR, FGIC, 5.500%, 01/01/22	11,888
1,400	State of Michigan, Trunk Line Fund, Series B, Rev., AGM, 5.000%, 09/01/16	1,582

		13,470

	Prerefunded — 0.5%
8,000	Detroit City School District, School Building & Site Improvement, Series A, GO, FGIC, Q-SBLF, 5.000%, 05/01/13 (p)	8,643
5,000	State of Michigan, Environmental Program, Series A, GO, 5.250%, 05/01/13 (p)	5,423

		14,066

	Water & Sewer — 0.2%
540	City of Detroit, Sewer Systems, Senior Lien, Series C, Rev., NATL-RE, FGIC, 5.250%, 07/01/16	596
250	City of Detroit, Water Supply System, Second Lien, Series A, Rev., NATL-RE, 5.250%, 07/01/23	252
5,900	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., NATL-RE, 5.000%, 07/01/13	6,230

		7,078

	Total Michigan	53,096

	Minnesota — 2.0%
	General Obligation — 1.7%
2,915	City of Minneapolis, Convention Center, Series B, GO, 5.000%, 04/01/12	3,010
	State of Minnesota,
5,000	GO, 5.000%, 08/01/16	5,930
4,900	GO, 5.000%, 11/01/19	5,588
9,530	GO, 5.250%, 11/01/12 (p)	10,131
10,000	GO, AGM, 5.000%, 08/01/13 (p)	10,924

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
6,760	Series C, GO, 5.000%, 08/01/16	8,018
8,275	State of Minnesota, Various Purpose, Series F, GO, 5.000%, 08/01/20	9,937

		53,538

	Other Revenue — 0.3%
8,650	Minnesota Public Facilities Authority, Series B, Rev., 5.000%, 03/01/13	9,286

	Total Minnesota	62,824

	Mississippi — 0.7%
	General Obligation — 0.2%
5,760	State of Mississippi, Series A, GO, 5.000%, 10/01/14	6,531

	Prerefunded — 0.5%
15,750	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	14,448

	Total Mississippi	20,979

	Missouri — 4.2%
	General Obligation — 0.1%
1,000	Cass County Reorganized School District No. R-2, GO, 5.000%, 03/01/20	1,116
2,260	Missouri Highway & Transportation Commission, Federal Reimbursement, Series A, GO, 5.000%, 05/01/17	2,680

		3,796

	Other Revenue — 2.4%
	Kansas City Industrial Development Authority, Downtown Redevelopment District,
3,440	Series A, Rev., 5.000%, 09/01/19	3,840
7,640	Series A, Rev., 5.000%, 09/01/20	8,444
8,120	Series A, Rev., 5.000%, 09/01/21	8,885
14,000	Missouri State Board of Public Buildings, Series A, Rev., 5.000%, 10/15/15	15,235
	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds,
10,805	Series A, Rev., 5.000%, 01/01/19	12,907
20,915	Series A, Rev., 5.000%, 01/01/21	24,672
2,355	Series B, Rev., 5.000%, 07/01/25	2,663

		76,646

	Prerefunded — 0.1%
1,575	Hazelwood School District, GO, 5.250%, 03/01/13 (p)	1,698

	Transportation — 1.6%
	Missouri Highway & Transportation Commission, Federal Reimbursement,
3,730	Series A, Rev., 5.000%, 05/01/16	4,385
4,060	Series A, Rev., 5.000%, 05/01/20	4,767
2,500	Missouri State Highways & Transit Commission, Series A, Rev., 5.000%, 02/01/12 (p)	2,561
	Missouri State Highways & Transit Commission, First Lien,
3,000	Series A, Rev., 5.000%, 05/01/13	3,244
7,000	Series A, Rev., 5.000%, 05/01/17	8,073
6,000	Series B, Rev., 5.000%, 05/01/22	6,709
5,000	Missouri State Highways & Transit Commission, Second Lien, Rev., 5.000%, 05/01/16	5,889
	Missouri State Highways & Transit Commission, Senior Lien,
5,000	Rev., 5.000%, 02/01/16	5,857
7,000	Rev., 5.000%, 02/01/21	7,850

		49,335

	Total Missouri	131,475

	Nebraska — 0.6%
	Education — 0.3%
	University of Nebraska Facilities Corp., Deferred Maintenance,
3,625	Rev., AMBAC, 5.000%, 07/15/18	4,158
3,715	Rev., AMBAC, 5.000%, 07/15/19	4,222

		8,380

	Utility — 0.3%
7,000	City of Lincoln, Electrical Systems, Rev., 5.000%, 09/01/12	7,363
	Nebraska Public Power District,
250	Series B, Rev., AGM, 5.000%, 01/01/17	290
600	Series B, Rev., AGM, 5.000%, 01/01/18	696
2,500	Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/17	2,823

		11,172

	Total Nebraska	19,552

	Nevada — 1.5%
	Education — 0.4%
	Nevada System of Higher Education,
5,785	Series B, Rev., AMBAC, 5.000%, 07/01/21	6,137
6,075	Series B, Rev., AMBAC, 5.000%, 07/01/22	6,389

		12,526

	General Obligation — 0.3%
5,360	Clark County, Flood Control, GO, 5.000%, 11/01/13	5,849
5,000	State of Nevada, Projects R9-A-R13-F, Series F, GO, AGM, 5.000%, 12/01/24	5,248

		11,097

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Prerefunded — 0.6%
3,795	Clark County School District, Series C, GO, AGM, 5.000%, 12/15/15 (p)	4,468
12,140	Clark County School District, Building, Series D, GO, NATL-RE, 5.000%, 12/15/14 (p)	13,903

		18,371

	Water & Sewer — 0.2%
5,000	Truckee Meadows Water Authority, Rev., AGM, 5.000%, 07/01/16	5,776

	Total Nevada	47,770

	New Hampshire — 0.2%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
	New Hampshire Municipal Bond Bank,
1,025	Series E, Rev., 5.000%, 01/15/23	1,180
1,035	Series E, Rev., 5.000%, 01/15/24	1,176
1,195	Series E, Rev., 5.000%, 01/15/26	1,343
1,250	Series E, Rev., 5.000%, 01/15/27	1,396

	Total New Hampshire	5,095

	New Jersey — 2.1%
	Education — 0.3%
7,500	New Jersey Higher Education Assistance Authority, Series A, Rev., 5.000%, 06/01/15	8,181

	General Obligation — 0.4%
1,100	Hunterdon County, General Improvement, GO, 4.000%, 05/01/13	1,165
850	North Brunswick Township Board of Education, GO, 5.000%, 07/15/22	978
2,500	State of New Jersey, GO, 5.250%, 08/01/20	2,971
1,995	Sussex County Municipal Utilities Authority, Capital Appreciation, Series B, GO, AGM, Zero Coupon, 12/01/20	1,409
665	Township of Franklin, Somerset County, GO, 4.000%, 05/01/16	742
	Township of Woodbridge,
1,000	GO, 4.000%, 07/15/15	1,104
1,720	GO, 4.000%, 07/15/16	1,919
1,100	GO, 5.000%, 07/15/22	1,244
1,200	GO, 5.000%, 07/15/23	1,338

		12,870

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
5,000	New Jersey EDA, Cigarette Tax, Rev., AGC-ICC, 5.375%, 06/15/14	5,275
7,570	New Jersey Environmental Infrastructure Trust, Series A, Rev., 5.000%, 09/01/16	8,730

		14,005

	Other Revenue — 0.2%
6,000	Garden State Preservation Trust, 2005, Series A, Rev., AGM, 5.800%, 11/01/17	7,083

	Prerefunded — 0.6%
	Garden State Preservation Trust,
2,670	Series A, Rev., AGM, 5.250%, 11/01/13 (p)	2,959
	New Jersey Transportation Trust Fund Authority, Transportation System,
5,000	Series C, Rev., AGM-CR, 5.500%, 06/15/13 (p)	5,478
1,500	Series D, Rev., 5.000%, 06/15/14 (p)	1,689
8,120	Tobacco Settlement Financing Corp., Rev., 6.750%, 06/01/13 (p)	9,067

		19,193

	Transportation — 0.2%
5,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., AMBAC, 5.250%, 12/15/22	5,559

	Total New Jersey	66,891

	New Mexico — 1.3%
	General Obligation — 0.2%
5,000	Albuquerque Municipal School District No. 12, GO, 5.000%, 08/01/14	5,640

	Other Revenue — 0.5%
	New Mexico Finance Authority, Senior Lien,
1,625	Series B, Rev., 5.000%, 06/01/22	1,812
1,690	Series B, Rev., 5.000%, 06/01/23	1,864
1,820	Series B, Rev., 5.000%, 06/01/25	1,972
1,965	Series B, Rev., 5.000%, 06/01/27	2,106
	New Mexico Finance Authority, State Transportation, Sub Lien,
1,195	Series A-2, Rev., 4.000%, 12/15/18	1,337
3,000	Series A-2, Rev., 5.000%, 12/15/19	3,543
2,245	Series A-2, Rev., 5.000%, 12/15/20	2,645

		15,279

	Special Tax — 0.6%
7,000	New Mexico Finance Authority, Senior Lien, Series A, Rev., NATL-RE, 5.250%, 06/15/16	7,833

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Special Tax — Continued
10,735	State of New Mexico, Series A-1, Rev., 4.000%, 07/01/14	11,425

		19,258

	Total New Mexico	40,177

	New York — 9.5%
	Certificate of Participation/Lease — 0.5%
15,000	New York State Urban Development Corp., Service Contract, Series B, Rev., COP, 5.250%, 01/01/25	16,199

	Education — 1.8%
3,000	Erie County Industrial Development Agency, City of Buffalo School District Project, Series A, Rev., AGM, 5.750%, 05/01/21	3,439
6,750	New York City Transitional Finance Authority, Building Aid Revenue, Series S-2, Rev., NATL-RE, FGIC, 5.000%, 01/15/22	7,294
5,340	New York State Dormitory Authority, Columbia University, Series B, Rev., 5.000%, 07/01/15	6,195
	New York State Dormitory Authority, Education,
10,000	Series A, Rev., 5.000%, 03/15/21	11,215
4,000	Series A, Rev., 5.000%, 03/15/23	4,437
8,000	Series C, Rev., 5.000%, 03/15/14	8,903
6,500	Series C, Rev., 5.000%, 12/15/21	7,351
	New York State Dormitory Authority, School Districts, Building Finance Program,
400	Series A, Rev., NATL-RE, 5.000%, 10/01/13	435
510	Series A, Rev., NATL-RE, 5.000%, 10/01/14	567
675	Series A, Rev., NATL-RE, 5.000%, 10/01/15	769
1,360	Series A, Rev., NATL-RE, 5.000%, 10/01/18	1,526
4,395	New York State Dormitory Authority, University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/22	4,791

		56,922

	General Obligation — 0.1%
	Briarcliff Manor, Public Improvement,
285	Series A, GO, AGM, 5.000%, 09/01/13	311
100	Series A, GO, AGM, 5.000%, 09/01/14	113
1,855	New York City, Unrefunded Balance, Series F, GO, 6.000%, 01/15/21	1,981

		2,405

	Hospital — 0.2%
	New York State Dormitory Authority, Mental Health Services Facilities Improvement,
3,600	Series D, Rev., AGM, 5.000%, 02/15/14	3,928
2,220	Series D, Rev., AGM, 5.000%, 08/15/14	2,457
510	Series D, Rev., AGM, 5.000%, 02/15/18	576

		6,961

	Other Revenue — 2.9%
1,500	Metropolitan Transportation Authority, Series A, Rev., 5.000%, 11/15/41	1,479
1,235	New York City Municipal Water Finance Authority, Fiscal Year 2010, Series BB, Rev., 2.500%, 06/15/13	1,279
17,835	New York City Municipal Water Finance Authority, Second Generation Resolution, Series FF, Rev., 5.000%, 06/15/24	19,776
4,790	New York City Transitional Finance Authority, Building Aid Revenue, Sub Series S-1A, Rev., 5.000%, 07/15/18	5,496
400	New York City Transitional Finance Authority, Fiscal Year 2007, Series S- 1, Rev., NATL-RE, FGIC, 5.000%, 07/15/16	460
395	New York City Transitional Finance Authority, Future Tax Secured, Sub Series A-2, Rev., 5.000%, 11/01/18	447
10,000	New York State Dormitory Authority, Construction Services Contract, Series A, Rev., 5.000%, 07/01/23	10,864
3,500	New York State Dormitory Authority, General Purpose, Series C, Rev., 5.000%, 03/15/41	3,613
	New York State Thruway Authority,
7,425	Series B, Rev., 5.000%, 04/01/23	8,036
6,100	Series G, Rev., AGM, 5.000%, 01/01/25	6,416
5,000	New York State Thruway Authority, Highway & Bridge, 5.000%, 04/01/21	5,438
10,000	New York State Thruway Authority, State Personal Transportation, Series A, Rev., 5.000%, 03/15/26	10,975
5,000	New York State Urban Development Corp., Series D, Rev., 5.500%, 01/01/19	5,932
	Triborough Bridge & Tunnel Authority, General Purpose,
4,970	Series A-2, Rev., 5.000%, 11/15/28	5,266
5,000	Series B, Rev., 5.250%, 11/15/18	5,293

		90,770

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

	Prerefunded — 0.8%
5,000	Metropolitan Transportation Authority, Series A, Rev., FGIC, 5.250%, 11/15/11 (p)	5,075
1,005	New York City, Series F, GO, 6.000%, 01/15/13 (p)	1,089
	New York State Thruway Authority,
5,000	Series A, Rev., 5.500%, 03/15/12 (p)	5,168
5,000	Series A, Rev., NATL-RE, 5.250%, 04/01/13 (p)	5,410
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., VAR, 6.950%, 07/15/17 (p)	6,533

		23,275

	Special Tax — 1.3%
	New York City Transitional Finance Authority, Future Tax Secured,
4,985	Series B, Rev., 5.000%, 11/01/17	5,850
3,750	Series B, Rev., 5.000%, 11/01/21	4,290
7,875	New York Local Government Assistance Corp., Sub Series A-5/6, Rev., 5.500%, 04/01/19	9,495
5,805	New York Local Government Assistance Corp., Senior Lien, Rev., 5.500%, 04/01/19	6,999
	New York State Environmental Facilities Corp.,
1,000	Series A, Rev., 5.000%, 12/15/19	1,139
2,430	Series A, Rev., 5.250%, 12/15/18	2,917
5,000	New York State Thruway Authority, Series A, Rev., 5.250%, 03/15/19	5,924
5,000	Sales Tax Asset Receivables Corp., Series A, Rev., AMBAC, 5.250%, 10/15/27	5,375

		41,989

	Transportation — 1.0%
	Metropolitan Transportation Authority,
1,000	Series 2008-C, Rev., 6.500%, 11/15/28	1,157
6,000	Series A, Rev., AMBAC, 5.500%, 11/15/14	6,798
7,135	Series B, Rev., NATL-RE, 5.000%, 11/15/17	8,262
7,000	Series B, Rev., NATL-RE, FGIC, 5.250%, 11/15/16	7,485
2,535	New York State Thruway Authority, Series B, Rev., AMBAC, 5.000%, 04/01/18	2,854
5,000	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., 5.250%, 11/15/15	5,848

		32,404

	Water & Sewer — 0.9%
1,550	Erie County Water Authority, Rev., 5.000%, 12/01/16	1,829
	New York City Municipal Water Finance Authority,
380	Series AA, Rev., 5.000%, 06/15/17	448
2,500	Series CC, Rev., 5.000%, 06/15/29	2,652
2,500	New York City Municipal Water Finance Authority, Second Generation Resolution, Series BB, Rev., 5.000%, 06/15/17	2,876
1,010	New York State Environmental Facilities Corp., Rev., AGM, 5.750%, 06/15/12	1,059
10,225	New York State Environmental Facilities Corp., New York City Municipal Project, Revolving Funds, Sub Series C, Rev., 5.000%, 06/15/21	11,287
2,250	New York State Environmental Facilities Corp., New York City Municipal Water Financing Authority, Series A, Rev., 5.000%, 06/15/19	2,532
5,000	New York State Environmental Facilities Corp., Revolving Funds, Series B, Rev., 5.000%, 06/15/13	5,417

		28,100

	Total New York	299,025

	North Carolina — 1.4%

	Certificate of Participation/Lease — 0.1%
1,020	Iredell County, School Project, COP, AMBAC, 5.000%, 06/01/17	1,163

	General Obligation — 1.0%
200	City of Charlotte, Series B, GO, 5.000%, 06/01/20	235
	Durham County,
1,000	GO, 5.000%, 04/01/16	1,176
1,175	GO, 5.000%, 04/01/17	1,400
2,950	Mecklenburg County, Public Improvement, Series B, GO, 5.000%, 02/01/15	3,377
1,240	New Hanover County, GO, 5.000%, 12/01/16	1,482
10,000	State of North Carolina, Public Improvement, Series A, GO, 5.000%, 05/01/15	11,539
	Wake County, Annual Appropriation, Limited Obligation,
1,205	GO, 5.000%, 06/01/17	1,424
3,905	GO, 5.000%, 06/01/20	4,540
5,950	GO, 5.000%, 06/01/21	6,831

		32,004

	Other Revenue — 0.2%
	City of High Point,
1,000	Rev., AGM, 5.000%, 11/01/25	1,078
1,170	Rev., AGM, 5.000%, 11/01/26	1,256

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
4,155	State of North Carolina, Annual Appropriation, Series A, Rev., 5.000%, 05/01/22	4,728

		7,062

	Utility — 0.1%
2,500	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/19	2,822

	Total North Carolina	43,051

	Ohio — 2.3%
	Certificate of Participation/Lease — 0.1%
2,105	Ohio State Building Authority, Adult Correctional Facilities, Series B, Rev., COP, 5.000%, 10/01/13	2,306

	Education — 0.1%
2,700	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/20	3,004

	General Obligation — 1.4%
1,390	City of Cleveland, Series A, GO, AMBAC, 5.000%, 10/01/14	1,555
7,780	City of Columbus, Limited Tax, Series 2, GO, 5.000%, 07/01/15	8,693
2,000	City of Columbus, Various Purpose, Series D, GO, 5.000%, 12/15/11	2,037
5,725	Franklin County, Various Purpose, GO, 5.000%, 12/01/19	6,731
225	Kettering City School District, School Improvement, GO, AGM, 5.000%, 12/01/22	242
	State of Ohio, Common Schools,
3,000	Series B, GO, 5.000%, 03/15/14 (p)	3,353
3,165	Series B, GO, 5.000%, 09/15/15	3,674
5,035	Series B, GO, 5.000%, 09/15/16	5,951
5,325	Series D, GO, 5.000%, 09/15/12	5,611
5,495	State of Ohio, Infrastructure Improvement, Series A, GO, 5.375%, 02/01/15	6,316

		44,163

	Other Revenue — 0.1%
2,235	Ohio State Building Authority, State Financials Facilities, Adult Correctional, Series B, Rev., 5.000%, 10/01/22	2,464

	Prerefunded — 0.2%
200	Greater Cleveland Regional Transit Authority, Capital Improvement, Series A, GO, NATL-RE, 5.625%, 12/01/11 (p)	204
6,330	Ohio State Water Development Authority, Rev., 5.000%, 06/01/15 (p)	7,306

		7,510

	Transportation — 0.1%
1,715	City of Cleveland, Rev., AGM, 5.250%, 09/15/18	1,938

	Water & Sewer — 0.3%
	City of Cincinnati, Water System,
3,805	Series A, Rev., 5.000%, 12/01/17	4,545
4,650	Series A, Rev., 5.000%, 12/01/18	5,557

		10,102

	Total Ohio	71,487

	Oklahoma — 0.6%
	Education — 0.4%
	Tulsa County Industrial Authority, Jenks Public School,
1,125	Rev., 5.000%, 09/01/14	1,265
3,500	Rev., 5.500%, 09/01/15	4,104
5,210	Rev., 5.500%, 09/01/18	6,299

		11,668

	Other Revenue — 0.2%
5,500	Tulsa County Industrial Authority, Broken Arrow Public Schools Project, Rev., 5.000%, 09/01/19	6,252

	Total Oklahoma	17,920

	Oregon — 1.7%
	Certificate of Participation/Lease — 0.5%
	Oregon State Department of Administrative Services,
3,425	Series A, COP, 5.000%, 05/01/20	3,900
3,350	Series A, COP, 5.000%, 05/01/21	3,771
6,965	Series A, COP, 5.000%, 05/01/22	7,752

		15,423

	General Obligation — 0.5%
1,500	Clackamas County, School District No. 12, GO, AGM, 5.000%, 06/15/18	1,788
100	Marion County, GO, AMBAC, 5.500%, 06/01/23	123
5,085	Oregon State Department of Administrative Services, Series A, GO, 5.000%, 05/01/14	5,654
	Portland Community College District,
2,055	GO, 5.000%, 06/15/13	2,232
4,950	GO, AGM, 5.000%, 06/15/14	5,566

		15,363

	Other Revenue — 0.4%
10,060	Oregon State Department of Administrative Services, Rev., AGM, 5.000%, 09/01/12	10,584

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
2,715	Oregon State Department of Transportation, Series B, Rev., 5.000%, 11/15/19	3,018

		13,602

	Special Tax — 0.1%
1,250	Oregon State Department of Transportation, Senior Lien, Series C, Rev., 5.000%, 11/15/17	1,493

	Water & Sewer — 0.2%
6,560	City of Portland, Sewer Systems, First Lien, Series A, Rev., 5.000%, 06/15/18	7,797

	Total Oregon	53,678

	Pennsylvania — 3.1%
	Education — 0.1%
	Pennsylvania State University,
1,250	Series A, Rev., 5.000%, 03/01/22	1,429
2,000	Series A, Rev., 5.000%, 03/01/23	2,261

		3,690

	General Obligation — 2.2%
9,265	Allegheny County, Series C-57, GO, NATL-RE, FGIC, 5.000%, 11/01/15	10,103
1,000	Allegheny Valley Joint School District, Series A, GO, NATL-RE, 5.000%, 11/01/19	1,099
865	Central Bucks School District, GO, NATL-RE, FGIC, 5.000%, 05/15/15 (p)	998
1,300	Central Bucks School District, Unrefunded Balance, GO, NATL-RE, FGIC, 5.000%, 05/15/15	1,496
4,585	Chester County, Unrefunded Balance, GO, 5.000%, 07/15/22	5,096
9,475	City of Pittsburgh, Series A, GO, AGM, 5.000%, 09/01/12	9,887
3,000	Commonwealth of Pennsylvania, GO, 5.000%, 07/01/18	3,567
	Commonwealth of Pennsylvania, First Series,
1,000	GO, 5.000%, 10/01/13	1,098
14,865	GO, 5.000%, 05/15/18	17,650
4,000	Commonwealth of Pennsylvania,
	Second Series, GO, 5.000%, 01/01/22	4,439
3,925	Commonwealth of Pennsylvania, Third Series, GO, 5.375%, 07/01/21	4,801
1,315	Haverford Township School District, GO, AGM, 5.250%, 03/15/16	1,543
1,060	Marple Newtown School District, GO, AGM, 5.000%, 03/01/17	1,209
	Red Lion Area School District,
1,860	GO, AGM, 5.000%, 05/01/20	2,104
1,200	GO, AGM, 5.000%, 05/01/21	1,343
2,365	GO, AGM, 5.000%, 05/01/22	2,618
2,050	Seneca Valley School District, GO, AGM, 5.000%, 07/01/13	2,223

		71,274

	Hospital — 0.3%
5,500	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/14	6,126
3,000	Sayre Health Care Facilities Authority, Guthrie Health, Rev., VAR, 0.950%, 12/01/24	2,356

		8,482

	Other Revenue — 0.1%
2,500	Northampton County General Purpose Authority, Saint Lukes Hospital Project, Series C, Rev., VAR, 4.500%, 08/15/16	2,657
1,100	Pennsylvania Turnpike Commission, Series A, Rev., AGM, 5.250%, 07/15/22	1,280

		3,937

	Prerefunded — 0.1%
2,550	Chester County, GO, 5.000%, 07/15/17 (p)	3,032

	Transportation — 0.1%
2,070	Pennsylvania Turnpike Commission, Series A, Rev., AGM-CR, AMBAC, 5.000%, 12/01/18	2,335

	Water & Sewer — 0.2%
5,000	Altoona City Authority, Rev., AGM, 5.250%, 11/01/18	5,955

	Total Pennsylvania	98,705

	Puerto Rico — 0.2%
	Prerefunded — 0.2%
5,000	Puerto Rico Public Buildings Authority, Rev., CIFG-TCRS, 5.250%, 07/01/12 (p)	5,228

	South Carolina — 2.0%
	Certificate of Participation/Lease — 0.0% (g)
200	Charleston County, Public Facilities Corp., COP, NATL-RE, 5.000%, 06/01/12	208

	Education — 0.1%
3,025	Scago Educational Facilities Corp. for Colleton School District, Pickens County Project, Rev., AGM, 5.000%, 12/01/21	3,248

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — 0.6%
10,000	State of South Carolina, Series A, GO, 5.000%, 06/01/19	12,017
	York County School District No. 1,
2,170	Series A, GO, SCSDE, 5.250%, 03/01/21	2,540
4,740	Series A, GO, SCSDE, 5.250%, 03/01/22	5,483

		20,040

	Other Revenue — 0.3%
3,800	Lexington County Health Services District, Inc., Rev., 5.000%, 11/01/26	3,873
3,885	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 06/01/18	3,891

		7,764

	Prerefunded — 0.2%
4,585	Berkeley County School District, GO, AGM, SCSDE, 5.500%, 07/15/12 (p)	4,817

	Utility — 0.7%
	Piedmont Municipal Power Agency,
13,185	Series A3, Rev., AGC, 5.000%, 01/01/17	15,055
7,000	Series A3, Rev., AGC, 5.000%, 01/01/18	7,908

		22,963

	Water & Sewer — 0.1%
2,220	City of Charleston, Waterworks & Sewer System, Series A, Rev., 5.000%, 01/01/22	2,528

	Total South Carolina	61,568

	Tennessee — 1.1%
	Education — 0.3%
8,190	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Building, Vanderbilt University, Series A, Rev., 5.000%, 10/01/18	9,759

	General Obligation — 0.3%
2,325	City of Memphis, General Improvement, GO, NATL-RE, 5.250%, 10/01/18	2,790
	Metropolitan Government Nashville & Davidson County,
1,000	Series A, GO, NATL-RE, 5.000%, 01/01/16	1,163
4,050	Series B, GO, 5.000%, 08/01/21	4,566
1,500	State of Tennessee, Series C, GO, 5.000%, 05/01/16	1,762

		10,281

	Other Revenue — 0.1%
4,000	City of Memphis, Rev., 5.000%, 12/01/15	4,647

	Prerefunded — 0.2%
5,000	Memphis-Shelby County Sports Authority, Inc., Memphis Arena Project, Series B, Rev., AMBAC, 5.500%, 11/01/12 (p)	5,318

	Utility — 0.1%
3,000	Tennessee Energy Acquisition Corp., Series A, Rev., 5.000%, 09/01/13	3,168

	Water & Sewer — 0.1%
2,070	City of Memphis, Sewer System, Rev., AGM, 5.000%, 05/01/17	2,429

	Total Tennessee	35,602

	Texas — 9.9%
	Certificate of Participation/Lease — 0.1%
1,550	Texas Public Finance Authority, State Preservation Board Projects, Series B, Rev., COP, AMBAC, 5.000%, 02/01/18	1,676

	Education — 0.8%
	Southwest Higher Education
	Authority, Southern Methodist
	University Project,
1,000	Rev., 5.000%, 10/01/14	1,128
2,000	Rev., 5.000%, 10/01/20	2,290
3,000	Rev., 5.000%, 10/01/21	3,395
	Texas State University Systems,
3,150	Rev., 5.250%, 03/15/27	3,387
1,000	Series A, Rev., AMBAC, 5.500%, 03/15/17	1,164
	University of North Texas, Financing System,
1,255	Series A, Rev., 5.000%, 04/15/20	1,446
2,500	Series A, Rev., 5.000%, 04/15/22	2,813
	University of Texas, Financing System,
3,000	Series B, Rev., 5.000%, 08/15/16 (p)	3,551
2,500	Series B, Rev., 5.250%, 08/15/17	3,021
	Waco Educational Finance Corp., Baylor University,
2,275	Series C, Rev., 5.000%, 03/01/21	2,550
1,215	Series C, Rev., 5.000%, 03/01/22	1,348

		26,093

	General Obligation — 4.5%
5,725	Bell County, Unrefunded Balance, Limited Tax Note, GO, 5.000%, 02/15/14	5,861
1,075	Bexar County, GO, 5.250%, 06/15/22	1,207
1,890	City of El Paso, GO, 5.000%, 08/15/14	2,122

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
2,260	City of Fort Worth, General Purpose, GO, 5.000%, 03/01/18	2,677
4,485	City of Garland, Series A, GO, 5.000%, 02/15/23	4,999
3,225	City of Lubbock, Waterworks Systems, GO, AGM, 5.000%, 02/15/16	3,757
	City of San Antonio,
2,000	GO, 5.000%, 08/01/24 (w)	2,271
4,735	GO, 5.000%, 08/01/26 (w)	5,275
	City of San Antonio, General Improvement,
1,000	GO, 5.000%, 08/01/23 (w)	1,152
1,500	GO, 5.000%, 08/01/24 (w)	1,703
2,735	GO, 5.000%, 08/01/27 (w)	3,038
1,000	Clear Creek Independent School District, School Building, GO, 5.250%, 02/15/24	1,111
185	Collin County, Tax Refund, GO, 5.000%, 02/15/21	199
	Dallas County Community College District,
3,000	GO, 5.000%, 02/15/14	3,336
1,400	GO, 5.000%, 02/15/16	1,642
1,965	GO, 5.000%, 02/15/24	2,209
	Dallas Independent School District, Maintenance Tax Notes,
3,470	GO, 5.000%, 02/15/13	3,717
2,085	GO, 5.000%, 02/15/15	2,382
	Deer Park Independent School District, Limited Tax,
1,000	GO, AGM, 4.000%, 02/15/15	1,108
1,000	GO, AGM, 5.250%, 02/15/26	1,080
1,000	GO, AGM, 5.250%, 02/15/27	1,075
3,680	Edinburg Consolidated Independent School District, School Building, Series A, GO, AGM, 5.000%, 08/15/18	4,377
1,830	Harlandale Independent School District, GO, AGC, 5.000%, 08/01/27	1,945
4,800	Harris County Flood Control District, Series A, GO, 5.250%, 10/01/19	5,814
	Harris County, Permanent Improvement,
2,000	Series B, GO, 4.000%, 10/01/15	2,252
1,500	Series B, GO, 5.000%, 10/01/15	1,751
1,605	Series B, GO, 5.000%, 10/01/19	1,921
	Harris County, Road,
1,225	Series A, GO, 4.000%, 10/01/13	1,320
2,750	Series A, GO, 5.250%, 10/01/18	3,345
2,000	Series A, GO, 5.250%, 10/01/19	2,430
	Hays County,
2,500	GO, 5.000%, 02/15/23	2,793
1,785	GO, 5.000%, 02/15/24	1,968
2,410	GO, 5.000%, 02/15/25	2,628
3,500	Katy Independent School District, Series A, GO, PSF-GTD, 5.000%, 02/15/14	3,885
665	La Joya Independent School District, GO, PSF-GTD, 5.000%, 02/15/17	763
	Longview Independent School District, Capital Appreciation, School Building,
1,575	GO, PSF-GTD, Zero Coupon, 02/15/14	1,540
2,210	GO, PSF-GTD, Zero Coupon, 02/15/15	2,114
3,870	GO, PSF-GTD, Zero Coupon, 02/15/16	3,606
	North East Independent School District, Capital Appreciation, School Building,
2,500	Series A, GO, PSF-GTD, Zero Coupon, 08/01/12	2,492
1,430	Series A, GO, PSF-GTD, Zero Coupon, 08/01/13	1,412
2,730	Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	2,591
	San Jacinto Community College District,
4,920	GO, 5.000%, 02/15/18	5,758
5,000	GO, 5.000%, 02/15/34	5,197
1,330	GO, AMBAC, 5.000%, 02/15/19	1,498
390	GO, AMBAC, 5.000%, 02/15/20	434
4,850	San Jacinto Community College District, Limited Tax, GO, 5.000%, 02/15/40 (w)	4,901
8,000	State of Texas, Public Finance Authority, Series A, GO, 5.000%, 10/01/16	9,522
	State of Texas, Water Financial Assistance,
2,500	Series A, GO, 5.000%, 08/01/20	2,888
4,340	Series A, GO, 5.000%, 08/01/21	4,964
1,800	Tarrant County, Limited Tax, GO, 5.000%, 07/15/20	2,069
500	Travis County, GO, 5.000%, 03/01/12	514

		140,613

	Hospital — 0.2%
5,120	Harris County Health Facilities Development Corp., Hermann Memorial Healthcare System, Series B, Rev., 7.200%, 12/01/28	5,441
1,350	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Series A, Rev., 5.000%, 02/15/15	1,501

		6,942

	Other Revenue — 0.4%
5,150	City of Houston, Junior Lien, Series A, Rev., AGM, 5.125%, 12/01/12 (p)	5,481

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
	Coastal Water Authority, City of Houston Projects,
100	Rev., 4.000%, 12/15/18	111
3,315	Rev., 5.000%, 12/15/23	3,677
	Houston Airport System, Sub Lien,
1,000	Series B, Rev., 5.000%, 07/01/25	1,058
3,000	Series B, Rev., 5.000%, 07/01/26	3,156

		13,483

	Prerefunded — 1.0%
6,975	Bell County, Limited Tax Note, GO, 5.000%, 02/15/12 (p)	7,158
	City of Houston, Junior Lien,
5,550	Series A, Rev., AGM, 5.750%, 12/01/32 (p)	6,908
5,000	Series B, Rev., AMBAC, 5.750%, 12/01/12 (p)	5,363
8,935	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/11 (p)	9,080
1,000	North Texas Tollway Authority, Series A, Rev., AGM, 5.000%, 01/01/15 (p)	1,135
1,200	University of Texas, Financing System, Series B, Rev., 5.250%, 08/15/13 (p)	1,317

		30,961

	Special Tax — 0.3%
	Carroll Independent School District,
1,000	Series C, GO, 5.000%, 02/15/20	1,196
945	Series C, GO, 5.000%, 02/15/22	1,115
325	Series C, GO, 5.000%, 02/15/23	379
5,000	Texas State Transportation Commission, First Tier, Series A, Rev., 5.000%, 04/01/18	5,727

		8,417

	Transportation — 1.0%
200	City of Laredo, International Toll Bridge, Series B, Rev., AGM, 5.000%, 10/01/13	218
	Dallas Area Rapid Transit, Senior Lien,
4,620	Rev., 5.000%, 12/01/21	5,266
3,000	Rev., 5.250%, 12/01/48	3,066
10,000	Series A, Rev., 5.000%, 12/01/16	11,887
7,660	Series A, Rev., 5.000%, 12/01/21	8,756
	Dallas-Fort Worth International Airport Facilities Improvement Corp.,
1,000	Series A, Rev., 5.000%, 11/01/19	1,156
2,000	Series A, Rev., 5.000%, 11/01/21	2,165
600	Texas State Transportation Commission, First Tier, Series A, Rev., 5.250%, 04/01/14	673

		33,187

	Utility — 0.1%
4,000	City of San Antonio, Electric & Gas, Series B, Rev., 5.000%, 02/01/13	4,277

	Water & Sewer — 1.5%
200	City of Dallas, Waterworks & Sewer System Improvements, Rev., AGM, 5.375%, 10/01/12	212
3,880	City of Dallas, Waterworks & Sewer Systems, Rev., AMBAC, 5.000%, 10/01/17	4,633
6,020	Colorado River Municipal Water District, Water System, Rev., AMBAC, 5.375%, 01/01/15	6,386
	North Texas Municipal Water District,
2,030	Rev., 5.000%, 06/01/15	2,324
2,230	Rev., 5.000%, 06/01/17	2,615
2,130	Rev., 5.000%, 06/01/18	2,497
2,695	Rev., 5.000%, 06/01/21	3,032
2,955	Rev., 5.000%, 06/01/23	3,252
3,405	Rev., 5.000%, 06/01/26	3,653
	Texas Water Development Board, State Revolving Fund,
3,200	Sub Series A-1, Rev., 5.000%, 07/15/17	3,818
3,820	Sub Series A-1, Rev., 5.000%, 07/15/20	4,472
8,780	Trinity River Authority, Texas Regional Water, Rev., 5.000%, 08/01/12	9,197

		46,091

	Total Texas	311,740

	Utah — 1.3%
	Education — 0.2%
	Utah State University of Agriculture & Applied Science,
1,000	Rev., 5.000%, 12/01/19	1,162
1,050	Rev., 5.000%, 12/01/20	1,200
1,100	Rev., 5.000%, 12/01/21	1,243
1,150	Rev., 5.000%, 12/01/22	1,285

		4,890

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	Salt Lake County Municipal Building Authority,
1,125	Series A, Rev., 5.000%, 12/01/15	1,310
1,375	Series A, Rev., 5.000%, 12/01/16	1,627
1,000	Series A, Rev., 5.000%, 12/01/17	1,187

		4,124

	Prerefunded — 0.6%
	Utah Transit Authority,
10,000	Series A, Rev., AGM, 5.000%, 12/15/12 (p)	10,645

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Prerefunded — Continued
7,525	Series B, Rev., AGM, 4.750%, 12/15/15 (p)	8,761

		19,406

	Utility — 0.1%
1,680	Utah Municipal Power Agency, Electrical Systems, Series A, Rev., AMBAC, 5.000%, 07/01/16	1,943

	Water & Sewer — 0.3%
7,455	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/26	8,137
2,110	Utah Water Finance Agency, Series A, Rev., AMBAC, 5.000%, 07/01/15	2,304

		10,441

	Total Utah	40,804

	Vermont — 0.2%
	Other Revenue — 0.2%
	University of Vermont & State Agricultural College,
4,230	Rev., AMBAC, 5.000%, 10/01/21	4,680
2,355	Rev., AMBAC, 5.000%, 10/01/22	2,579

	Total Vermont	7,259

	Virginia — 4.9%
	Education — 1.3%
	Virginia College Building Authority, Public Higher Education Financing Program,
7,700	Series A, Rev., 5.250%, 09/01/12 (p)	8,122
9,080	Series B, Rev., 5.000%, 09/01/17	10,776
10,050	Series B, Rev., 5.000%, 09/01/19	11,906
5,135	Virginia Public School Authority, Series A, Rev., 5.000%, 08/01/14	5,805
	Virginia Public School Authority, School Financing, 1997 Resolution,
1,900	Series A, Rev., 5.000%, 08/01/14	2,148
3,000	Series B, Rev., 5.000%, 08/01/13	3,278

		42,035

	General Obligation — 1.7%
5,180	Arlington County, Public Improvement, GO, 5.000%, 01/15/16	6,073
3,575	Chesterfield County, Public Improvement, Series A, GO, 5.000%, 01/01/16	4,179
205	City of Richmond, Public Improvement, Series D, GO, 5.000%, 07/15/26	229
	Commonwealth of Virginia,
4,000	Series A, GO, 5.000%, 06/01/13	4,340
2,725	Series A, GO, 5.000%, 06/01/14	3,062
17,575	Series D, GO, 5.000%, 06/01/20	20,789
6,495	Fairfax County, Public Improvement, Series A, GO, 5.000%, 04/01/21	7,460
6,260	Prince William County, Public Improvement, Series A, GO, 5.000%, 08/01/18	7,553

		53,685

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,130	Virginia Public Building Authority, Series B, Rev., 5.000%, 08/01/17	1,346

	Other Revenue — 1.0%
	Virginia Public Building Authority,
5,330	Series A, Rev., 5.000%, 08/01/14	6,014
3,005	Series B, Rev., 4.000%, 08/01/12	3,120
4,910	Series B-1, Rev., 5.000%, 08/01/18	5,865
5,620	Series C, Rev., 5.000%, 08/01/21	6,225
5,225	Series D, Rev., 5.000%, 08/01/17	6,226
3,320	Virginia Public School Authority, School Financing, 1997 Resolution, Series B, Rev., 5.250%, 08/01/17	4,003

		31,453

	Prerefunded — 0.5%
1,500	Arlington County, Public Improvement, GO, 5.250%, 05/15/14 (p)	1,698
3,720	Fairfax County, Public Improvement, Series A, GO, 5.000%, 04/01/14 (p)	4,166
7,000	Tobacco Settlement Financing Corp., Asset-Backed, Rev., 5.625%, 06/01/15 (p)	8,191

		14,055

	Resource Recovery — 0.1%
2,295	Virginia Resources Authority, Pooled Resources, Series A, Rev., 5.000%, 11/01/23	2,610

	Transportation — 0.3%
	Fairfax County EDA, Route 28 Project, Special Tax,
1,500	5.000%, 04/01/15	1,721
1,005	5.000%, 04/01/16	1,177
1,935	5.000%, 04/01/17	2,287
1,655	5.000%, 04/01/18	1,964
2,900	Virginia Commonwealth Transportation Board, Series A, Rev., 5.000%, 05/15/14	3,248

		10,397

	Total Virginia	155,581

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Washington — 1.4%
	General Obligation — 1.4%
3,220	Benton County School District No. 17, GO, 5.000%, 12/01/13	3,555
2,000	City of Tacoma, Series B, GO, NATL- RE, Zero Coupon, 12/01/16	1,742
5,000	King County School District No. 414, Lake Washington, GO, AGM, 5.000%, 12/01/20	5,638
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/34	10,429
1,000	Series C, GO, 5.000%, 01/01/18	1,182
12,400	Series R-2010A, GO, 5.000%, 01/01/22	14,083
1,800	Whitman County School District No. 267 Pullman, GO, 5.000%, 12/01/18	2,126
4,690	Yakima County School District No. 7, GO, 5.500%, 12/01/23	5,420

		44,175

	Hospital — 0.0% (g)
1,225	Washington Health Care Facilities Authority, Multicare Health Care System, Series A, Rev., AGM, 5.250%, 08/15/23	1,319

	Utility — 0.0% (g)
200	Energy Northwest, Project 1, Series A, Rev., NATL-RE, 5.250%, 07/01/13	218

	Total Washington	45,712

	Wisconsin — 0.4%
	General Obligation — 0.4%
700	Milwaukee County, Series A, GO, NATL-RE, 5.000%, 10/01/11	706
	State of Wisconsin,
5,000	Series 3, GO, NATL-RE, 5.000%, 05/01/14	5,589
5,000	Series E, GO, NATL-RE, FGIC, 5.000%, 05/01/15	5,759

	Total Wisconsin	12,054

	Wyoming — 0.0% (g)
	Other Revenue — 0.0% (g)
150	Wyoming State Loan & Investment Board, Capital Facilities, Rev., 5.000%, 10/01/22	158

	Total Municipal Bonds (Cost $2,891,213)	3,047,122

Short-Term Investment — 3.2%
	Investment Company — 3.2%
100,367	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% † (b) (l) (m) (Cost $100,367)	100,367

	Total Investments — 99.7% (Cost $2,991,580)	3,147,489
	Other Assets in Excess of Liabilities — 0.3%	10,394

	NET ASSETS — 100.0%	$3,157,883

Percentages indicated are based on net assets.

Inflation-Linked Swaps

(Amounts in thousands)

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [1]
Barclays Bank plc	2.890% at termination	CPI-U at termination	08/25/11	$25,000	$(996)	$—
Barclays Bank plc	2.490% at termination	CPI-U at termination	10/12/11	50,000	(848)	—
Barclays Bank plc	2.760% at termination	CPI-U at termination	09/16/12	1,500	(42)	—
Barclays Bank plc	3.003% at termination	CPI-U at termination	01/15/13	20,000	(1,339)	—
Barclays Bank plc	2.855% at termination	CPI-U at termination	02/13/13	500	(22)	—
Barclays Bank plc	2.540% at termination	CPI-U at termination	03/19/13	50,000	(1,705)	—
Barclays Bank plc	2.950% at termination	CPI-U at termination	06/14/13	2,000	(116)	—
Barclays Bank plc	2.923% at termination	CPI-U at termination	06/15/13	3,000	(167)	—
Barclays Bank plc	2.573% at termination	CPI-U at termination	07/15/13	25,000	(843)	—
Barclays Bank plc	2.895% at termination	CPI-U at termination	08/25/13	25,000	(1,472)	—
Barclays Bank plc	2.573% at termination	CPI-U at termination	01/15/14	50,000	(1,874)	—
Barclays Bank plc	2.993% at termination	CPI-U at termination	01/15/14	25,000	(1,766)	—
Barclays Bank plc	2.920% at termination	CPI-U at termination	01/15/15	25,000	(1,788)	—
Barclays Bank plc	3.007% at termination	CPI-U at termination	01/15/15	20,000	(1,615)	—
Barclays Bank plc	2.610% at termination	CPI-U at termination	03/19/15	50,000	(2,015)	—
Barclays Bank plc	2.675% at termination	CPI-U at termination	10/12/15	50,000	(1,934)	—
Barclays Bank plc	2.998% at termination	CPI-U at termination	01/15/16	25,000	(1,996)	—
Barclays Bank plc	2.095% at termination	CPI-U at termination	05/24/16	50,000	1,318	—
Barclays Bank plc	2.943% at termination	CPI-U at termination	06/14/16	5,000	(343)	—
Barclays Bank plc	2.930% at termination	CPI-U at termination	06/15/16	3,000	(202)	—
Barclays Bank plc	2.680% at termination	CPI-U at termination	07/15/16	25,000	(1,086)	—
Barclays Bank plc	2.718% at termination	CPI-U at termination	01/15/17	50,000	(2,373)	—
Barclays Bank plc	2.220% at termination	CPI-U at termination	05/24/17	50,000	1,334	—
Barclays Bank plc	2.095% at termination	CPI-U at termination	07/06/17	50,000	1,933	—
Barclays Bank plc	2.812% at termination	CPI-U at termination	10/12/19	25,000	(830)	—
Barclays Bank plc	2.420% at termination	CPI-U at termination	05/24/20	25,000	1,005	—
BNP Paribas	1.980% at termination	CPI-U at termination	01/31/14	100,000	2,251	—
BNP Paribas	1.910% at termination	CPI-U at termination	06/18/15	50,000	1,521	—
BNP Paribas	2.395% at termination	CPI-U at termination	05/31/16	100,000	484	—
BNP Paribas	2.350% at termination	CPI-U at termination	07/06/20	25,000	1,254	—
BNP Paribas	2.720% at termination	CPI-U at termination	04/01/21	50,000	1,110	—
Citibank, N.A.	2.285% at termination	CPI-U at termination	06/30/18	50,000	1,731	—
Citibank, N.A.	2.280% at termination	CPI-U at termination	07/01/18	50,000	1,762	—
Citibank, N.A.	2.420% at termination	CPI-U at termination	06/30/20	50,000	2,149	—
Citibank, N.A.	2.410% at termination	CPI-U at termination	07/01/20	50,000	2,202	—
Citibank, N.A.	2.330% at termination	CPI-U at termination	07/06/20	50,000	2,604	—
Citibank, N.A.	2.470% at termination	CPI-U at termination	07/02/22	50,000	2,707	—
Deutsche Bank AG, New York	1.990% at termination	CPI-U at termination	06/08/15	40,000	1,022	—
Deutsche Bank AG, New York	2.135% at termination	CPI-U at termination	08/03/16	100,000	2,391	—
Deutsche Bank AG, New York	2.410% at termination	CPI-U at termination	06/30/20	100,000	4,394	—
Morgan Stanley Capital Services	2.220% at termination	CPI-U at termination	08/16/20	100,000	6,815	—
Royal Bank of Scotland	2.140% at termination	CPI-U at termination	09/15/13	100,000	(3,616)	—
Royal Bank of Scotland	2.430% at termination	CPI-U at termination	06/28/20	25,000	1,048	—
Royal Bank of Scotland	2.423% at termination	CPI-U at termination	06/30/20	75,000	3,200	—
Royal Bank of Scotland	3.556% at termination	CPI-U at termination	07/31/29	89,000	(8,264)	—
Union Bank of Switzerland AG	2.275% at termination	CPI-U at termination	07/02/18	50,000	1,784	—
Union Bank of Switzerland AG	2.220% at termination	CPI-U at termination	07/06/18	50,000	2,017
Union Bank of Switzerland AG	2.140% at termination	CPI-U at termination	07/09/18	50,000	2,345	—
Union Bank of Switzerland AG	2.480% at termination	CPI-U at termination	07/01/22	50,000	2,645	—

					$15,774	$—

[1]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.*
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CIFG	—	Insured by CDC IXIS Financial Guaranty
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
GAN	—	Grant Anticipation Notes
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
TCRS	—	Transferable Custodial Receipts
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2011.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of July 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(p)	Security is prerefunded or escrowed to maturity.
(r)	Rates shown are per annum and payments are as described.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	When-issued security.
†	Approximately $30,240,000 of this investment is restricted as collateral for swaps to various brokers.

*	Filed for bankruptcy on November 8, 2010.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$159,022
Aggregate gross unrealized depreciation	(3,113)

Net unrealized appreciation/depreciation	$155,909

Federal income tax cost of investments	$2,991,580

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$100,367	$3,047,122	$—	$3,147,489
Appreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$53,026	$—	$53,026
Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$(37,252)	$—	$(37,252)

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 95.7%
	Alaska — 0.4%
	General Obligation — 0.4%
100	Matanuska-Susitna Borough School Board, Series A, GO, NATL-RE, 5.250%, 04/01/16	114

	Arizona — 1.2%
	General Obligation — 0.9%
150	City of Scottsdale, GO, 5.000%, 07/01/21	178
85	Maricopa County Elementary, School District No. 38, Madison Elementary School Improvement Project of 2004, Series B, GO, NATL-RE, 5.000%, 07/01/16	98

		276

	Transportation — 0.3%
90	Arizona State Transportation Board, Series B, Rev., 5.000%, 07/01/13	98

	Total Arizona	374

	California — 4.3%
	Education — 0.4%
60	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/18	71
50	University of California, Series C, Rev., NATL-RE, 4.750%, 05/15/15	54

		125

	General Obligation — 1.3%
200	Los Angeles Unified School District, Election of 2002, Series A, GO, AGM, 5.000%, 07/01/21	212
175	San Ramon Valley Unified School District, 2002 Election, GO, AGM, 5.250%, 08/01/15	195

		407

	Other Revenue — 0.3%
75	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/20	85
25	Golden West Schools Financing Authority, Beverly Hills Unified School District, Rev., NATL-RE, FGIC, 5.250%, 08/01/23	30

		115

	Prerefunded — 2.3%
30	El Monte Union High School District, 2002 Election, Series B, GO, NATL-RE, 5.000%, 03/01/15 (p)	34
80	Golden State Tobacco Securitization Corp., Series A-1, Rev., 6.750%, 06/01/13 (p)	89
30	Pasadena Unified School District, Election 1997, Series D, GO, NATL-RE, 4.500%, 05/01/13 (p)	32
100	Redondo Beach Unified School District, Election of 2000, GO, AGM, 5.750%, 08/01/13 (p)	113
50	San Francisco City & County Airports Commission, Second Series Issue 28B, Rev., NATL-RE, 4.750%, 05/01/12 (p)	52
175	State of California, Economic Recovery, Series A, GO, NATL-RE, 5.000%, 07/01/12 (p)	183
215	Twin Rivers Unified School District, GO, AGM, 5.250%, 08/01/12 (p)	227

		730

	Total California	1,377

	Colorado — 3.3%
	General Obligation — 1.1%
305	Jefferson County School District R-1, GO, 5.000%, 12/15/22	360

	Other Revenue — 1.9%
500	Colorado Water Resources & Power Development Authority, Revolving Fund, Series A, Rev., 5.250%, 09/01/16	598

	Special Tax — 0.3%
100	City of Grand Junction, Rev., 5.000%, 03/01/13	107

	Total Colorado	1,065

	Connecticut — 7.4%
	General Obligation — 4.6%
150	City of New Britain, GO, AGM, 5.000%, 04/15/17	177
250	State of Connecticut, Series E, GO, 5.000%, 12/15/16	296
500	Town of Stratford, Series 2011 B, GO, 4.000%, 08/01/17	559
200	Town of Trumbull, GO, 5.000%, 09/15/16	236
200	Town of Wilton, GO, 5.000%, 01/15/13	214

		1,482

	Other Revenue — 1.1%
300	State of Connecticut, Revolving Fund, Series A, Rev., 5.000%, 01/01/23	349

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Prerefunded — 1.7%
500	Town of Plainville, GO, NATL-RE, FGIC, 5.000%, 12/01/12 (p)	532

	Total Connecticut	2,363

	District of Columbia — 0.9%
	Education — 0.3%
100	District of Columbia, Georgetown University, Series A, Rev., AMBAC, 5.000%, 04/01/16	112

	General Obligation — 0.1%
20	District of Columbia, Series C, GO, AGM, 5.000%, 06/01/15	23

	Other Revenue — 0.5%
135	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.000%, 07/01/18	157

	Total District of Columbia	292

	Florida — 1.4%
	Other Revenue — 0.9%
185	Florida State Department of Transportation, Series A, Rev., 4.000%, 07/01/18	203
80	Polk County, Public Facilities Authority, Rev., NATL-RE, 5.000%, 12/01/18	87

		290

	Transportation — 0.4%
125	Florida State Turnpike Authority, Series C, Rev., 5.000%, 07/01/13	137

	Water & Sewer — 0.1%
25	Seminole County, Water & Sewer, Rev., 5.000%, 10/01/18	28

	Total Florida	455

	Georgia — 3.2%
	Certificate of Participation/Lease — 0.8%
225	Metropolitan Atlanta Rapid Transit Authority, Second Indenture Series, COP, NATL-RE, 5.000%, 01/01/13 (p)	240

	General Obligation — 1.4%
200	Henry County School District, GO, 4.000%, 08/01/13	214
	State of Georgia,
50	Series D, GO, 4.000%, 08/01/11	50
150	Series D, GO, 5.250%, 10/01/15	176

		440

	Other Revenue — 0.8%
250	DeKalb County, Water & Sewer, Series B, Rev., 5.250%, 10/01/26	272

	Water & Sewer — 0.2%
60	Jackson County Water & Sewer Authority, Series A, Rev., XLCA, 5.250%, 09/01/21	64

	Total Georgia	1,016

	Hawaii — 1.1%
	General Obligation — 1.1%
300	State of Hawaii, Unrefunded Balance, Series DR, GO, 5.000%, 06/01/18	356

	Idaho — 0.2%
	Water & Sewer — 0.2%
50	Idaho Board Bank Authority, Series B, Rev., NATL-RE, 5.000%, 09/15/15	58

	Illinois — 1.0%
	General Obligation — 0.4%
60	City of Chicago, Series A, GO, AGM, 5.500%, 01/01/19	68
60	Cook-Kane Lake & McHenry Counties Community College District No. 512, William Rainey Harper College, GO, 5.000%, 12/01/11	61

		129

	Prerefunded — 0.6%
150	Metropolitan Pier & Exposition Authority, Series A-2002, Rev., FGIC, 5.500%, 06/15/18 (p)	183

	Total Illinois	312

	Indiana — 0.9%
	Education — 0.4%
100	Purdue University, Student Fees, Series U, Rev., 5.250%, 07/01/21	120

	Other Revenue — 0.5%
150	Indiana Transportation Finance Authority, Series B, Rev., NATL-RE, FGIC, 5.500%, 12/01/16	181

	Total Indiana	301

	Iowa — 0.2%
	Water & Sewer — 0.2%
65	City of Des Moines, Sewer System, Series H, Rev., AGM, 5.000%, 06/01/14	73

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Kansas — 2.7%
	General Obligation — 2.7%
500	City of Wichita, Series B, GO, 4.000%, 09/01/17	568
265	Sedgwick County Unified School District No. 265 Goddard, Series 2, GO, AGM, 5.000%, 10/01/15	305

	Total Kansas	873

	Kentucky — 0.8%
	Prerefunded — 0.8%
250	University of Kentucky, Housing & Dining Systems, Series S, Rev., AGM, 4.400%, 06/01/13 (p)	269

	Louisiana — 0.7%
	Industrial Development Revenue/Pollution Control Revenue — 0.7%
200	Terrebonne Parish, Series ST, Rev., 5.875%, 03/01/26	224

	Maryland — 6.1%
	General Obligation — 4.9%
500	Anne Arundel County, Consolidated General Improvements, GO, 5.000%, 04/01/20	595
500	Maryland State Refunding, State & Local Facilities Loan, Series C, GO, 5.000%, 11/01/17	602
100	Montgomery County, Public Improvement, Series A, GO, 5.000%, 05/01/17 (p)	120
50	Prince Georges County, Public Improvement, Series A, GO, 5.000%, 10/01/13	55
200	State of Maryland, Local Facilities First, Series A, GO, 5.000%, 03/01/13	215

		1,587

	Prerefunded — 0.8%
250	Maryland State Economic Development Corp., University Maryland College Park Project, Rev., 5.625%, 06/01/13 (p)	274

	Transportation — 0.4%
100	Maryland State Department of Transportation County, Second Issue, Rev., 4.000%, 09/01/16	114

	Total Maryland	1,975

	Massachusetts — 4.6%
	Certificate of Participation/Lease — 2.2%
	Massachusetts Bay Transportation Authority,
350	Series A, Rev., COP, 5.250%, 07/01/27	412
250	Series B, Rev., COP, 5.250%, 07/01/23	298

		710

	Education — 0.4%
100	University of Massachusetts Building Authority, Senior Series 1, Rev., AMBAC, 5.250%, 11/01/13 (p)	111

	General Obligation — 1.7%
300	Commonwealth of Massachusetts, Series B, GO, 5.250%, 08/01/21	361
	Commonwealth of Massachusetts, Consolidated Loan,
150	Series 2001 D, GO, NATL-RE, 5.500%, 11/01/12	160
35	Series A, GO, 5.000%, 05/01/13	38

		559

	Prerefunded — 0.3%
100	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (p)	110

	Total Massachusetts	1,490

	Michigan — 0.5%
	Education — 0.2%
75	Western Michigan University, Rev., NATL-RE, FGIC, 5.000%, 11/15/15	84

	Prerefunded — 0.3%
85	Ovid Elsie Area Schools, School Building & Site, GO, NATL-RE, Q-SBLF, 5.000%, 11/01/12 (p)	90

	Total Michigan	174

	Minnesota — 1.2%
	General Obligation — 0.5%
150	State of Minnesota, Various purpose, Series F, GO, 4.000%, 08/01/13	161

	Other Revenue — 0.7%
200	Minnesota Public Facilities Authority, Series A, Rev., 5.000%, 03/01/16	234

	Total Minnesota	395

	Mississippi — 0.3%
	Prerefunded — 0.3%
100	Mississippi Housing Finance Corp., Short Term Appreciation, Rev., Zero Coupon, 06/01/15 (p)	95

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Missouri — 3.4%
	General Obligation — 2.7%
350	City of Kansas, Improvement, Series A, GO, 5.000%, 02/01/23	404
175	North Kansas City School District No. 74, Direct Deposit Program, GO, 5.000%, 03/01/20	201
250	St. Louis County Reorganized School District No. R-6, GO, AGM, 5.000%, 02/01/14	277

		882

	Transportation — 0.4%
100	Missouri State Highways & Transit Commission, First Lien, Series B, Rev., 5.000%, 05/01/22	112

	Water & Sewer — 0.3%
75	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funding Program, Series B, Rev., 5.500%, 07/01/14	84

	Total Missouri	1,078

	New Jersey — 0.9%
	Education — 0.4%
125	New Jersey Economic Development Authority, School Facilities Construction, Series F, Rev., 5.250%, 06/15/13 (p)	136

	Transportation — 0.5%
	New Jersey Transportation Trust Fund Authority,
80	Series A, Rev., 5.250%, 12/15/20	90
60	Series A, Rev., 5.500%, 12/15/21	69

		159

	Total New Jersey	295

	New Mexico — 3.3%
	Other Revenue — 3.3%
300	Bernalillo County, Gross Receipts, Tax Revenue, Rev., AMBAC, 5.250%, 10/01/26	355
	New Mexico Finance Authority, State Transportation, Senior Lien,
250	Rev., 5.000%, 06/15/24	282
125	Series A, Rev., NATL-RE, 5.250%, 06/15/14 (p)	142
200	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/20	236
30	New Mexico Finance Authority, Sub Lien Public Project Revolving Fund, Series B, Rev., NATL-RE, 5.000%, 06/15/17	35

	Total New Mexico	1,050

	New York — 8.0%
	Education — 0.3%
100	New York State Dormitory Authority, Series B, Rev., 4.000%, 03/15/14	109

	General Obligation — 1.5%
50	Ardsley Union Free School District, Series B, GO, AGM, 4.000%, 06/15/15	55
195	Briarcliff Manor, Public Improvement, Series A, GO, AGM, 5.000%, 09/01/14	220
75	Suffolk County, Public Improvement, Series B, GO, NATL-RE, 4.250%, 11/01/14	84
100	Syosset Central School District, GO, AGM, 4.250%, 12/15/13	109

		468

	Industrial Development Revenue/Pollution Control Revenue — 1.0%
280	City of New York, Series E-1, GO, 6.250%, 10/15/28	321

	Other Revenue — 4.2%
110	New York City Transitional Finance Authority, Fiscal Year 2009, Series S-5, Rev., 5.000%, 01/15/26	117
300	New York State Dormitory Authority, Consolidated Service Contract, Series A, Rev., 5.000%, 07/01/18	345
260	New York State Dormitory Authority, Personal Education, Series C, Rev., 5.000%, 03/15/19	299
50	New York State Environmental Facilities Corp., Revolving Funds, New York City Municipal Projects, Sub Series E, Rev., 5.000%, 06/15/12	52
250	New York State Environmental Facilities Corp., Revolving Funds, New York City Municipal Water Projects, Series K, Rev., 5.500%, 06/15/17	303
100	New York State Urban Development Corp., Service Contract, Series A, Rev., 5.000%, 01/01/16	115
100	Triborough Bridge & Tunnel Authority, Sub Series D, Rev., 5.000%, 11/15/18	116

		1,347

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Special Tax — 0.4%
100	Sales Tax Asset Receivable Corp., Series A, Rev., NATL-RE, 5.000%, 10/15/17	111

	Water & Sewer — 0.6%
175	New York City Municipal Water Finance Authority, Series AA, Rev., 5.000%, 06/15/17	206

	Total New York	2,562

	North Carolina — 2.7%
	Certificate of Participation/Lease — 1.2%
65	Cabarrus County, COP, 5.250%, 02/01/14	69
290	North Carolina Infrastructure Finance Corp., Capital Improvement, Series A, COP, AGM, 5.000%, 05/01/15	332

		401

	Transportation — 1.5%
	State of North Carolina,
150	Rev., NATL-RE, 5.000%, 03/01/12	154
300	Rev., NATL-RE, 5.000%, 03/01/13	322

		476

	Total North Carolina	877

	Ohio — 1.2%
	General Obligation — 0.7%
100	Cincinnati City School District, Classroom Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/19	118
100	Franklin County, Various Purpose, GO, 5.000%, 12/01/19	117

		235

	Other Revenue — 0.5%
125	Ohio State Water Development Authority, Loan Fund, Water Quality, Rev., 5.250%, 12/01/18	152

	Total Ohio	387

	Oregon — 5.9%
	General Obligation — 5.3%
215	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	255
300	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, FGIC, 5.250%, 06/15/26	354
1,000	Oregon State Department of Administrative Services, Series B, COP, AGM, 5.000%, 05/01/13	1,079

		1,688

	Other Revenue — 0.6%
175	Oregon State Department of Administrative Services, Series A, Rev., 5.000%, 04/01/21	201

	Total Oregon	1,889

	Pennsylvania — 4.3%
	Education — 0.6%
190	Delaware County Authority, Villanova University, Rev., AMBAC, 5.000%, 08/01/23	201

	General Obligation — 3.1%
50	Allegheny County, Series C-57, GO, NATL-RE, FGIC, 5.250%, 11/01/12	53
500	Central Bucks School District, Series A, GO, 5.000%, 05/15/23	575
	Commonwealth of Pennsylvania, Second Series,
200	GO, 5.000%, 01/01/16 (p)	234
100	GO, 5.000%, 03/01/16	117

		979

	Other Revenue — 0.3%
100	Bucks County Water & Sewer Authority, Series A, Rev., AMBAC, 5.000%, 06/01/12 (p)	104

	Water & Sewer — 0.3%
100	City of Philadelphia, Water & Wastewater, Series A, Rev., NATL-RE, FGIC, 5.500%, 11/01/11	101

	Total Pennsylvania	1,385

	South Carolina — 1.5%
	General Obligation — 1.5%
300	State of South Carolina, Series C, GO, 5.000%, 03/01/22	356
100	State of South Carolina, State Highway, Series A, GO, 4.000%, 06/01/14	109

	Total South Carolina	465

	Tennessee — 1.5%
	General Obligation — 0.6%
	Metropolitan Government of Nashville & Davidson County,
50	GO, 5.000%, 01/01/20	57
100	Series B, GO, 5.000%, 08/01/15	116

		173

	Other Revenue — 0.9%
250	City of Memphis, Rev., 5.000%, 12/01/17	296

	Total Tennessee	469

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Texas — 7.6%
	Education — 0.3%
100	University of Texas, Financing System, Series C, Rev., 5.000%, 08/15/12	105

	General Obligation — 3.3%
75	City of El Paso, Series A, GO, NATL-RE, 4.750%, 08/15/23	80
240	City of Irving, Improvement, GO, 5.000%, 09/15/21	282
100	Harris County, Series 2008 C, GO, 5.750%, 10/01/18 (p)	125
500	Hays County, Pass-Thru Toll, GO, 5.000%, 02/15/23	558

		1,045

	Other Revenue — 1.2%
210	Harris County, Series C, Rev., 5.000%, 08/15/22	236
150	Texas State Public Finance Authority, Criminal Projects, Rev., AMBAC, 4.000%, 02/01/14	162

		398

	Prerefunded — 1.5%
75	Liberty Independent School District, GO, PSF-GTD, 5.500%, 02/15/12 (p)	77
75	University of Texas, Series A, Rev., 6.250%, 01/01/13 (p)	81
300	University of Texas, Financing System, Series D, Rev., 5.000%, 08/15/14 (p)	339

		497

	Transportation — 0.2%
50	Harris County, Senior Lien, Toll Road, Rev., AGM, 5.375%, 08/15/11	50

	Utility — 0.2%
50	City of Garland, Electric System, Rev., NATL-RE, 5.625%, 03/01/15	57

	Water & Sewer — 0.9%
50	City of Houston, Utilities System, First Lien, Series A, Rev., AGM, 5.000%, 11/15/15	58
25	City of San Antonio, Water Authority, Rev., NATL-RE, FGIC, 5.500%, 05/15/15	29
70	Mesquite Waterworks & Sewer System, Rev., AGM, 5.000%, 03/01/20	78
100	Trinity River Authority, Rev., 5.000%, 08/01/14	113

		278

	Total Texas	2,430

	Utah — 0.3%
	Other Revenue — 0.3%
75	Utah State Building Ownership Authority, State Facilities Master Lease Program, Series C, Rev., AGM, 5.500%, 05/15/14 (p)	85

	Vermont — 0.1%
	Utility — 0.1%
35	Vermont Public Power Supply Authority, McNeil Project, Series E, Rev., NATL-RE, 5.250%, 07/01/14	39

	Virginia — 7.4%
	General Obligation — 5.9%
550	City of Norfolk, Capital Improvement, Series C, GO, 5.000%, 04/01/17	653
150	Loudoun County, Public Improvement, Series A, GO, 5.000%, 07/01/16	177
900	Newport News Virginia, Water Improvement, Series B, GO, 5.250%, 07/01/22	1,089

		1,919

	Other Revenue — 0.2%
50	Virginia College Building Authority, 21st Century College, Rev., 5.000%, 02/01/23	59

	Prerefunded — 1.3%
355	Tobacco Settlement Financing Corp., Asset-Backed, Rev., 5.625%, 06/01/15 (p)	415

	Total Virginia	2,393

	Washington — 3.0%
	General Obligation — 2.8%
500	City of Seattle, GO, NATL-RE, 5.000%, 01/01/14	553
25	Snohomish County School District No. 2 Everett, GO, NATL-RE, FGIC, 5.000%, 12/01/16	30
280	State of Washington, Various Purpose, Series 2010A, GO, 5.000%, 08/01/19	331

		914

	Transportation — 0.1%
25	Port of Seattle, Intermediate Lien, Series A, Rev., NATL-RE, 5.000%, 03/01/15	28

	Utility — 0.1%
20	Energy Northwest, Project 1, Series D, Rev., 5.000%, 07/01/16	24

	Total Washington	966

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Wisconsin — 2.2%
	General Obligation — 0.1%
50	Northland Pines School District, GO, AGM, 5.000%, 04/01/12	52

	Other Revenue — 2.1%
	State of Wisconsin,
290	Series A, Rev., 5.000%, 07/01/20	344
300	Series A, Rev., 5.000%, 07/01/26	325

		669

	Total Wisconsin	721

	Total Municipal Bonds (Cost $29,583)	30,742

SHARES
Short-Term Investment — 2.0%
	Investment Company — 2.0%
632	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $632)	632

	Total Investments — 97.7% (Cost $30,215)	31,374
	Other Assets in Excess of Liabilities — 2.3%	753

	NET ASSETS — 100.0%	$32,127

Percentages indicated are based on net assets.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
GTD	—	Guaranteed
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev	—	Revenue
XLCA	—	Insured by XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of July 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of July 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,175
Aggregate gross unrealized depreciation	(16)

Net unrealized appreciation/depreciation	$1,159

Federal income tax cost of investments	$30,215

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

Tax Aware Real Return SMA Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$632	$30,742	$—	$31,374
Appreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$549	$—	$549
Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$(176)	$—	$(176)

There were no transfers between Levels 1 and 2 during the period ended July 31, 2011.

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held as daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

Inflation-Linked Swaps
(Amounts in thousands)	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [1]
Barclays Bank plc	2.573% at termination	CPI-U at termination	1/15/14	$1,000	$(38)	$—
Barclays Bank plc	2.610% at termination	CPI-U at termination	3/19/15	1,500	(61)	—
Barclays Bank plc	2.675% at termination	CPI-U at termination	10/15/15	500	(19)	—
Barclays Bank plc	2.095% at termination	CPI-U at termination	5/24/16	5,000	132	—
BNP Paribas	1.980% at termination	CPI-U at termination	1/31/14	1,000	23	—
BNP Paribas	2.440% at termination	CPI-U at termination	4/1/15	5,000	27	—
BNP Paribas	2.720% at termination	CPI-U at termination	4/1/21	10,000	222	—
Citibank, N.A.	1.470% at termination	CPI-U at termination	8/26/15	1,000	59	—
Citibank, N.A.	2.735% at termination	CPI-U at termination	3/2/21	1,000	22
Royal Bank of Scotland	2.740% at termination	CPI-U at termination	7/31/13	1,000	(58)	—
Royal Bank of Scotland	2.620% at termination	CPI-U at termination	6/28/25	1,000	54	—
Union Bank of Switzerland AG	2.438% at termination	CPI-U at termination	3/2/16	1,000	10

					$373	$—

[1]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Patricia A. Maleski
Patricia A. Maleski President and Principal Executive Officer September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski President and Principal Executive Officer September 26, 2011

By:	/s/ Joy C. Dowd
Joy C. Dowd Treasurer and Principal Financial Officer September 26, 2011